           [AIM LOGO APPEARS HERE]

           AIM  VARIABLE  INSURANCE  FUNDS,  INC.

           AIM V.I. CAPITAL APPRECIATION FUND
           AIM V.I. DIVERSIFIED INCOME FUND
           AIM V.I. GLOBAL UTILITIES FUND
           AIM V.I. GOVERNMENT SECURITIES FUND
           AIM V.I. GROWTH FUND
           AIM V.I. GROWTH AND INCOME FUND
           AIM V.I. INTERNATIONAL EQUITY FUND
           AIM V.I. MONEY MARKET FUND
           AIM V.I. VALUE FUND
           P
           PROSPECTUS
           MAY 1, 1997

           AIM V.I. CAPITAL APPRECIATION FUND, AIM V.I. DIVERSIFIED INCOME FUND, AIM V.I. GLOBAL UTILITIES FUND, AIM V.I. GOVERNMENT SECURITIES FUND, AIM V.I. GROWTH FUND, AIM V.I. GROWTH AND INCOME FUND, AIM V.I. INTERNATIONAL EQUITY FUND, AIM V.I. MONEY MARKET FUND and AIM V.I. VALUE FUND (the "Funds") are nine investment portfolios comprising series of AIM Variable Insurance Funds, Inc. (the "Company"), an open-end, series, management investment company. Shares of the Funds are currently offered only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Shares of the Funds may be offered, in the future, to certain pension or retirement plans. The investment objectives of the Funds are described on the inside cover page. The address for AIM Variable Insurance Funds, Inc. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, and its telephone number is
           (713) 626-1919.

           UP TO 50% OF THE SECURITIES IN WHICH THE AIM V.I. DIVERSIFIED INCOME FUND INVESTS MAY BE SECURITIES RATED IN THE LOWER RATING CATEGORIES OF NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS ("NRSROS"), OR ARE UNRATED, AND ARE COMMONLY KNOWN AS "JUNK BONDS." INVESTMENT IN NON-INVESTMENT GRADE DEBT SECURITIES ARE SUBJECT TO GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST, AND MAY ENTAIL OTHER RISKS THAT ARE DIFFERENT FROM OR MORE PRONOUNCED THAN THOSE INVOLVED IN HIGHER-RATED SECURITIES. INVESTORS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THIS FUND. SEE "RISK FACTORS" UNDER "INVESTMENT PROGRAMS."

           This prospectus sets forth basic information about the Funds that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated May 1, 1997, has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Company at the address shown above.

           THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

           THE FUNDS' SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUNDS' SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

           THERE IS NO ASSURANCE THAT THE AIM V.I. MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                               TABLE OF CONTENTS

                                            PAGE                                                     PAGE
                                            ----                                                     ----
About the Funds...........................    2          Determination of Net Asset Value..........   20
Financial Highlights......................    3          Dividends, Distributions and Tax
Performance...............................    8            Matters.................................   21
Investment Objectives and Programs........    8          General Information.......................   22
Risk Factors..............................   16          APPENDIX A................................  A-1
Management................................   17          APPENDIX B................................  B-1
Purchase and Redemption of Shares.........   20          APPENDIX C................................  C-1

--------------------------------------------------------------------------------

                                ABOUT THE FUNDS

  The following is a brief description of the investment objectives and programs of the Funds:

  AIM V.I. CAPITAL APPRECIATION FUND ("CAPITAL APPRECIATION FUND") is a diversified portfolio which seeks to provide capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies.

  AIM V.I. DIVERSIFIED INCOME FUND ("DIVERSIFIED INCOME FUND") is a diversified portfolio which seeks to achieve a high level of current income primarily by investing in a diversified portfolio of foreign and U.S. government and corporate debt securities, including lower rated high yield debt securities (commonly known as "junk bonds").

  AIM V.I. GLOBAL UTILITIES FUND ("GLOBAL UTILITIES FUND") is a non-diversified portfolio which seeks to achieve a high level of current income, and as a secondary objective to achieve capital appreciation, by investing primarily in common and preferred stocks of public utility companies (either domestic or foreign).

  AIM V.I. GOVERNMENT SECURITIES FUND ("GOVERNMENT FUND") is a diversified portfolio which seeks to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the U.S. Government.

  AIM V.I. GROWTH FUND ("GROWTH FUND") is a diversified portfolio which seeks to provide growth of capital through investments primarily in common stocks of leading U.S. companies considered by AIM to have strong earnings momentum.

  AIM V.I. GROWTH AND INCOME FUND ("GROWTH & INCOME FUND") is a diversified portfolio which seeks to provide growth of capital, with current income as a secondary objective by investing primarily in dividend paying common stocks which have prospects for both growth of capital and dividend income.

  AIM V.I. INTERNATIONAL EQUITY FUND ("INTERNATIONAL FUND") is a diversified portfolio which seeks to provide long-term growth of capital by investing in international equity securities, the issuers of which are considered by AIM to have strong earnings momentum.

  AIM V.I. MONEY MARKET FUND ("MONEY MARKET FUND") is a diversified portfolio which seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity by investing in a diversified portfolio of money market instruments.

  AIM V.I. VALUE FUND ("VALUE FUND") is a diversified portfolio which seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally. Income is a secondary objective.

  The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK and AIM Institutional Funds are registered service marks and La Familia AIM de Fondos, La Familia AIM de Fondos and Design and aimfunds.com are service marks of A I M Management Group Inc.

  The Capital Appreciation Fund, Diversified Income Fund, Global Utilities Fund, Government Fund, Growth Fund, Growth & Income Fund, International Fund, Money Market Fund and Value Fund are separate series of shares of AIM Variable Insurance Funds, Inc., a Maryland corporation organized on January 22, 1993 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company (see "General
Information -- Organization of the Company"). Each Fund has its own investment objective(s) and policies designed to meet specific investment goals, operates as an open-end management investment company and expects to be treated as a regulated investment company for federal income tax purposes. Each Fund is diversified except Global Utilities Fund. For more information on diversification, see "Risk Factors" in this Prospectus.

  Each Fund invests in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Each Fund continuously offers new shares for sale to separate accounts of participating life insurance companies ("Participating Insurance Companies"), and stands ready to redeem its outstanding shares for cash at their net asset value. A I M Advisors, Inc. ("AIM"), the investment advisor for each Fund, continuously reviews and, from time to time, changes the portfolio holdings of each of the Funds in pursuit of each Fund's objective(s).
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

  Shown below are the financial highlights for a share outstanding of each of the Funds (except the Global Utilities Fund and the Growth & Income Fund) for the fiscal year ended December 31, 1996, the eleven months ended December 31, 1995, the fiscal year ended January 31, 1995, and for the period May 5, 1993 (date operations commenced) through January 31, 1994. Financial highlights for a share outstanding of each of the Global Utilities Fund and the Growth & Income Fund for the fiscal year ended December 31, 1996, the eleven months ended December 31, 1995 and for the period May 2, 1994 (date operations commenced) through January 31, 1995, are also shown below. The financial highlights have been audited by Tait, Weller & Baker, independent auditors, whose unqualified reports thereon are included in the Statement of Additional Information. Additional information about the performance of the Funds is contained in the Funds' annual report to shareholders, which may be obtained without charge upon request.

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                       DECEMBER 31,              JANUARY 31,
                                                   ---------------------     -------------------
                                                     1996         1995        1995        1994
                                                   --------     --------     -------     -------
Net asset value, beginning of period.............  $  16.55     $  12.05     $ 12.58     $ 10.00
                                                   --------     --------     -------     -------
  Income from investment operations:
     Net investment income.......................      0.02         0.04        0.05          --
     Net gains (losses) on securities (both
       realized and unrealized)..................      2.89         4.46       (0.54)       2.59
                                                   --------     --------     -------     -------
     Total from investment operations............      2.91         4.50       (0.49)       2.59
                                                   --------     --------     -------     -------
  Less distributions:
     Dividends from net investment income........     (0.03)          --       (0.04)      (0.01)
                                                   --------     --------     -------     -------
Net asset value, end of period...................  $  19.43     $  16.55     $ 12.05     $ 12.58
                                                   ========     ========     =======     =======
Total return(a)..................................     17.58%       37.38%      (3.91)%     25.90%
                                                   ========     ========     =======     =======
Ratios/supplemental data:
  Net assets, end of period (000s omitted).......  $370,063     $212,152     $88,177     $35,354
                                                   ========     ========     =======     =======
  Ratio of expenses to average net assets........      0.73%(b)     0.75%(c)    0.84%       1.06%(c)
                                                   ========     ========     =======     =======
  Ratio of net investment income to average net
     assets......................................      0.18%(b)     0.39%(c)    0.46%       0.07%(c)
                                                   ========     ========     =======     =======
  Portfolio turnover rate........................       59%           37%         81%         34%
                                                   ========     ========     =======     =======
  Average broker commission rate(d)..............  $ 0.0592          N/A         N/A         N/A
                                                   ========     ========     =======     =======

---------------

(a) Total returns are not annualized for periods less than one year.

(b) Ratios are based on average net assets of $293,306,287.

(c) Annualized.

(d) Disclosure requirement beginning with the Fund's fiscal year ended December 31, 1996.

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                           DECEMBER 31,          JANUARY 31,
                                                        ------------------    ------------------
                                                         1996       1995       1995       1994
                                                        -------    -------    -------    -------
Net asset value, beginning of period..................  $ 10.00    $  9.12    $ 10.46    $ 10.00
                                                        -------    -------    -------    -------
  Income from investment operations:
     Net investment income............................     0.73       0.69       0.76       0.54
     Net gains (losses) on securities (both realized
       and unrealized)................................     0.28       0.94      (1.42)      0.29
                                                        -------    -------    -------    -------
     Total from investment operations.................     1.01       1.63      (0.66)      0.83
                                                        -------    -------    -------    -------
  Less distributions:
     Dividends from net investment income.............    (0.68)     (0.75)     (0.68)     (0.35)
     Distributions from net realized capital gains....       --         --         --      (0.02)
                                                        -------    -------    -------    -------
     Total distributions..............................    (0.68)     (0.75)     (0.68)     (0.37)
                                                        -------    -------    -------    -------
Net asset value, end of period........................  $ 10.33    $ 10.00    $  9.12    $ 10.46
                                                        =======    =======    =======    =======
Total return(a).......................................    10.19%     18.11%     (6.35)%     8.33%
                                                        =======    =======    =======    =======
Ratios/supplemental data:
  Net assets, end of period (000s omitted)............  $63,624    $44,630    $25,271    $14,530
                                                        =======    =======    =======    =======
  Ratio of expenses to average net assets(c)..........     0.86%(b)   0.88%(e)   0.91%      1.05%(e)
                                                        =======    =======    =======    =======
  Ratio of net investment income to average net
     assets(d)........................................     7.09%(b)   7.65%(e)   8.07%      6.78%(e)
                                                        =======    =======    =======    =======
  Portfolio turnover rate.............................       76%        72%       100%        57%
                                                        =======    =======    =======    =======

---------------

(a) Total returns for periods less than one year are not annualized.
(b) Ratios are based on average net assets of $51,024,610.
(c) After waiver of advisory fee and expense reimbursement. Ratios of expenses to average net assets prior to waiver of advisory fees and/or expense reimbursements are 1.03% and 1.69% (annualized) for January 31, 1995 and 1994, respectively.
(d) After waiver of advisory fee and expense reimbursement. Ratios of net investment income to average net assets prior to waiver of advisory fees and/or expense reimbursements are 7.95% and 6.14% (annualized) for January 31, 1995 and 1994, respectively.
(e) Annualized.

                         AIM V.I. GLOBAL UTILITIES FUND

                                                                DECEMBER 31,          JANUARY 31,
                                                            --------------------      -----------
                                                             1996          1995          1995
                                                            -------       ------      -----------
Net asset value, beginning of period......................  $ 11.64       $ 9.69        $10.00
                                                            -------       ------        ------
  Income from investment operations:
     Net investment income................................     0.40         0.29          0.27
     Net gains (losses) on securities (both realized and
       unrealized)........................................     0.99         1.98         (0.33)
                                                            -------       ------        ------
     Total from investment operations.....................     1.39         2.27         (0.06)
                                                            -------       ------        ------
  Less distributions:
     Dividends from net investment income.................    (0.41)       (0.31)        (0.25)
     Distributions from capital gain......................    (0.07)       (0.01)           --
                                                            -------       ------        ------
     Total distributions..................................    (0.48)       (0.32)        (0.25)
                                                            -------       ------        ------
Net asset value, end of period............................  $ 12.55       $11.64        $ 9.69
                                                            =======       ======        ======
Total return(a)...........................................    12.07%       23.73%        (0.56)%
                                                            =======       ======        ======
Ratios/supplemental data:
  Net assets, end of period (000s omitted)................  $13,576       $8,394        $2,958
                                                            =======       ======        ======
  Ratio of expenses to average net assets.................     1.40%(b)(c)  1.47%(c)(e)   1.31%(e)(f)
                                                            -------       ------        ------
  Ratio of net investment income to average net assets....     3.56%(b)(d)  3.76%(d)(e)   4.39%(e)(f)
                                                            =======       ======        ======
  Portfolio turnover rate.................................       47%          58%           69%
                                                            =======       ======        ======
  Average broker commission rate(g).......................  $0.0477          N/A           N/A
                                                            =======       ======        ======

---------------

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $11,229,919.
(c) Ratios of expenses to average net assets prior to waiver of advisory fees are 1.55% and 2.44% for 1996 and 1995, respectively.
(d) Ratios of net investment income to average net assets prior to waiver of advisory fees are 3.42% and 2.79% for 1996 and 1995, respectively.
(e) Annualized.
(f) Annualized ratios of expenses and net investment income to average net assets prior to waiver of advisory fees and expense reimbursements are 2.80% and 2.90%, respectively.
(g) Disclosure requirement beginning with the Fund's fiscal year ended December 31, 1996.

                      AIM V.I. GOVERNMENT SECURITIES FUND

                                                           DECEMBER 31,           JANUARY 31,
                                                        -------------------    ------------------
                                                         1996        1995       1995       1994
                                                        -------     -------    -------    -------
Net asset value, beginning of period..................  $ 10.17     $  9.39    $ 10.24    $ 10.00
                                                        -------     -------    -------    -------
  Income from investment operations:
     Net investment income............................     0.58        0.54       0.53       0.38
     Net gains (losses) on securities (both realized
       and unrealized)................................    (0.35)       0.74      (0.88)      0.10
                                                        -------     -------    -------    -------
     Total from investment operations.................     0.23        1.28      (0.35)      0.48
                                                        -------     -------    -------    -------
  Less distributions:
     Dividends from net investment income.............    (0.53)      (0.50)     (0.50)     (0.24)
                                                        -------     -------    -------    -------
     Total distributions..............................    (0.53)      (0.50)     (0.50)     (0.24)
                                                        -------     -------    -------    -------
Net asset value, end of period........................  $  9.87     $ 10.17    $  9.39    $ 10.24
                                                        =======     =======    =======    =======
Total return(a).......................................     2.29%      13.84%     (3.42)%     4.78%
                                                        =======     =======    =======    =======
Ratios/supplemental data:
  Net assets, end of period (000s omitted)............  $24,527     $19,545    $12,887    $10,643
                                                        =======     =======    =======    =======
  Ratio of expenses to average net assets.............     0.91%(b)    1.19%(c)   0.95%(d)   1.00%(c)(d)
                                                        =======     =======    =======    =======
  Ratio of net investment income to average net
     assets...........................................     5.80%(b)    5.78%(c)   5.51%(e)   4.74%(c)(e)
                                                        =======     =======    =======    =======
  Portfolio turnover rate.............................       32%         41%        29%         0%
                                                        =======     =======    =======    =======

---------------

(a) Total returns for periods less than one year are not annualized.
(b) Ratios are based on average net assets of $21,494,183.
(c) Annualized.
(d) Ratios of expenses to average net assets prior to waiver of advisory fees and/or expense reimbursements are 1.10% and 1.80% (annualized) for January, 1995 and 1994, respectively.
(e) Ratios of net investment income to average net assets prior to waiver of advisory fees and/or expense reimbursements are 5.35% and 3.94% (annualized) for January, 1995 and 1994, respectively.

                              AIM V.I. GROWTH FUND

                                                           DECEMBER 31,           JANUARY 31,
                                                       --------------------    ------------------
                                                         1996        1995       1995       1994
                                                       --------    --------    -------    -------
Net asset value, beginning of period.................  $  14.44    $  10.71    $ 11.59    $ 10.00
                                                       --------    --------    -------    -------
  Income from investment operations:
     Net investment income...........................      0.07        0.09       0.06       0.02
     Net gains (losses) on securities (both realized
       and unrealized)...............................      2.52        3.65      (0.88)      1.59
                                                       --------    --------    -------    -------
     Total from investment operations................      2.59        3.74      (0.82)      1.61
                                                       --------    --------    -------    -------
  Less distributions:
     Dividends from net investment income............     (0.06)      (0.01)     (0.06)     (0.02)
     Distributions from capital gains................     (0.72)         --         --          -
                                                       --------    --------    -------    -------
          Total distributions........................     (0.78)      (0.01)     (0.06)     (0.02)
                                                       --------    --------    -------    -------
Net asset value, end of period.......................  $  16.25    $  14.44    $ 10.71    $ 11.59
                                                       ========    ========    =======    =======
Total return(a)......................................     18.09%      34.89%     (7.11)%    16.07%
                                                       ========    ========    =======    =======
Ratios/supplemental data:
  Net assets, end of period (000s omitted)...........  $178,638    $102,600    $45,497    $25,115
                                                       ========    ========    =======    =======
  Ratio of expenses to average net assets............      0.78%(b)    0.84%(c)   0.95%      0.85%(c)(d)
                                                       ========    ========    =======    =======
  Ratio of net investment income to average net
     assets..........................................      0.79%(b)    0.95%(c)   0.71%      0.51%(c)(d)
                                                       ========    ========    =======    =======
  Portfolio turnover rate............................       143%        125%       179%        99%
                                                       ========    ========    =======    =======
  Average broker commission rate(e)..................  $ 0.0629         N/A        N/A        N/A
                                                       ========    ========    =======    =======

---------------

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $140,923,834.
(c) Annualized.
(d) Annualized ratios of expenses and net investment income (loss) to average net assets prior to waiver of advisory fees are 1.50% and (0.14)%, respectively.
(e) Disclosure requirement beginning with the Fund's fiscal year ended December 31, 1996.

                        AIM V.I. GROWTH AND INCOME FUND

                                                                 DECEMBER 31,
                                                              -------------------    JANUARY 31,
                                                                1996       1995          1995
                                                              --------    -------    ------------
Net asset value, beginning of period........................  $  12.68    $  9.98       $10.00
                                                              --------    -------       ------
  Income from investment operations:
     Net investment income..................................      0.16       0.14         0.11
     Net gains (losses) on securities (both realized and
       unrealized)..........................................      2.36       3.11        (0.02)
                                                              --------    -------       ------
     Total from investment operations.......................      2.52       3.25         0.09
                                                              --------    -------       ------
  Less distributions:
     Dividends from net investment income...................     (0.14)     (0.14)       (0.11)
     Distributions from capital gains.......................     (0.03)     (0.41)          --
                                                              --------    -------       ------
     Total distributions....................................     (0.17)     (0.55)       (0.11)
                                                              --------    -------       ------
Net asset value, end of period..............................  $  15.03    $ 12.68       $ 9.98
                                                              ========    =======       ======
Total return(a).............................................     19.95%     32.65%        0.90%
                                                              ========    =======       ======
Ratios/supplemental data:
  Net assets, end of period (000s omitted)..................  $209,332    $38,567       $7,380
                                                              ========    =======       ======
  Ratio of expenses to average net assets...................      0.78%(b)   0.78%(c)     1.07%(c)(d)
                                                              ========    =======       ======
  Ratio of net investment income to average net assets......      2.05%(b)   1.92%(c)     1.95%(c)(d)
                                                              ========    =======       ======
  Portfolio turnover rate...................................       148%       145%          96%
                                                              ========    =======       ======
  Average broker commission rate(e).........................  $ 0.0644        N/A          N/A
                                                              ========    =======       ======

---------------

(a) Total return is not annualized for periods less than one year.
(b) Ratios are based on average net assets of $104,198,711.
(c) Annualized.
(d) Annualized ratios of expenses and net investment income to average net assets prior to waiver of advisory fees are 1.72% and 1.30%, respectively.
(e) Disclosure requirement beginning with the Fund's fiscal year ended December 31, 1996.

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                          DECEMBER 31,           JANUARY 31,
                                                       -------------------    ------------------
                                                         1996       1995       1995       1994
                                                       --------    -------    -------    -------
Net asset value, beginning of period.................  $  13.66    $ 11.03    $ 12.49    $ 10.00
                                                       --------    -------    -------    -------
  Income from investment operations:
     Net investment income...........................      0.07       0.07       0.06         --
     Net gains (losses) on securities (both realized
       and unrealized)...............................      2.67       2.58      (1.49)      2.49
                                                       --------    -------    -------    -------
     Total from investment operations................      2.74       2.65      (1.43)      2.49
                                                       --------    -------    -------    -------
  Less distributions:
     Dividends from net investment income............     (0.04)     (0.02)     (0.03)        --
                                                       --------    -------    -------    -------
Net asset value, end of period.......................  $  16.36    $ 13.66    $ 11.03    $ 12.49
                                                       ========    =======    =======    =======
Total return(a)......................................     20.05%     24.04%    (11.48)%    24.90%
                                                       ========    =======    =======    =======
Ratios/supplemental data:
  Net assets, end of period (000s omitted)...........  $165,738    $82,257    $55,019    $23,533
                                                       ========    =======    =======    =======
  Ratio of expenses to average net assets............      0.96%(b)   1.15%(c)   1.27%(d)   1.98%(c)(e)
                                                       ========    =======    =======    =======
  Ratio of net investment income to average net
     assets..........................................      0.78%(b)   0.75%(c)   0.60%(d)  (0.15)%(c)(e)
                                                       ========    =======    =======    =======
  Portfolio turnover rate............................        59%        67%        64%        26%
                                                       ========    =======    =======    =======
  Average broker commission rate(f)..................  $ 0.0209        N/A        N/A        N/A
                                                       ========    =======    =======    =======

---------------

(a) Total returns for periods less than one year are not annualized.
(b) Ratios are based on average net assets of $123,199,030.
(c) Annualized.
(d) Ratios of expenses and net investment income to average net assets prior to waiver of advisory fees are 1.28% and 0.59%, respectively.
(e) Annualized ratios of expenses and net investment income (loss) to average net assets prior to waiver of advisory fees are 3.06% and (1.23)%, respectively.
(f) Disclosure requirement beginning with the Fund's fiscal year ended December 31, 1996.

                           AIM V.I. MONEY MARKET FUND

                                                        DECEMBER 31,             JANUARY 31,
                                                     -------------------     -------------------
                                                      1996        1995        1995        1994
                                                     -------     -------     -------     -------
Net asset value, beginning of period...............  $  1.00     $  1.00     $  1.00     $  1.00
                                                     -------     -------     -------     -------
  Income from investment operations:
     Net investment income.........................     0.05        0.05        0.04        0.02
                                                     -------     -------     -------     -------
  Less distributions:
     Dividends from net investment income..........    (0.05)      (0.05)      (0.04)      (0.02)
                                                     -------     -------     -------     -------
Net asset value, end of period.....................  $  1.00     $  1.00     $  1.00     $  1.00
                                                     =======     =======     =======     =======
Total return.......................................     4.97%       5.69%(a)    3.98%       2.27%(a)
                                                     =======     =======     =======     =======
Ratios/supplemental data:
  Net assets, end of period (000s omitted).........  $63,529     $65,506     $31,017     $13,891
                                                     =======     =======     =======     =======
  Ratio of expenses to average net assets..........     0.55%(b)    0.53%(a)    0.63%(c)    0.95%(a)(d)
                                                     =======     =======     =======     =======
  Ratio of net investment income to average net
     assets........................................     4.84%(b)    5.40%(a)    4.14%(c)    2.29%(a)(d)
                                                     =======     =======     =======     =======

---------------

(a) Annualized.

(b) Ratios are based on average net assets of $66,213,747.

(c) Ratios of expenses and net investment income to average net assets prior to waiver of advisory fees are 0.70% and 4.07%, respectively.

(d) Annualized ratios of expenses and net investment income to average net assets prior to waiver of advisory fees are 1.53% and 1.70%, respectively.

                              AIM V.I. VALUE FUND

                                                      DECEMBER 31,              JANUARY 31,
                                                  ---------------------     --------------------
                                                    1996         1995         1995        1994
                                                  --------     --------     --------     -------
Net asset value, beginning of period............  $  16.11     $  11.83     $  12.17     $ 10.00
                                                  --------     --------     --------     -------
  Income from investment operations:
     Net investment income......................      0.30         0.11         0.10        0.02
     Net gains (losses) on securities (both
       realized and unrealized).................      2.09         4.18        (0.35)       2.17
                                                  --------     --------     --------     -------
     Total from investment operations...........      2.39         4.29        (0.25)       2.19
                                                  --------     --------     --------     -------
  Less distributions:
     Dividends from net investment income.......     (0.10)       (0.01)       (0.09)      (0.02)
     Dividends from realized capital gains......     (0.92)          --           --          --
                                                  --------     --------     --------     -------
          Total distributions...................     (1.02)       (0.01)       (0.09)      (0.02)
                                                  --------     --------     --------     -------
Net asset value, end of period..................  $  17.48     $  16.11     $  11.83     $ 12.17
                                                  ========     ========     ========     =======
Total return(a).................................     15.02%       36.25%       (2.03)%     21.94%
                                                  ========     ========     ========     =======
Ratios/supplemental data:
  Net assets, end of period (000s omitted)......  $369,735     $257,212     $109,257     $38,255
                                                  ========     ========     ========     =======
  Ratio of expenses to average net assets.......      0.73%(b)     0.75%(c)     0.82%       1.00%(c)(d)
                                                  ========     ========     ========     =======
  Ratio of net investment income to average net
     assets.....................................      2.00%(b)     1.11%(c)     1.17%       0.51%(c)(d)
                                                  ========     ========     ========     =======
  Portfolio turnover rate.......................       129%         145%         143%         87%
                                                  ========     ========     ========     =======
  Average broker commission rate(e).............  $ 0.0429          N/A          N/A         N/A
                                                  ========     ========     ========     =======

---------------

(a) Total returns for periods less than one year are not annualized.

(b) Ratios are based on average net assets of $304,940,393.

(c) Annualized.

(d) Annualized ratios of expenses and net investment income to average net assets prior to waiver of advisory fees and/or expense reimbursements were 1.35% and 0.16%, respectively.

(e) Disclosure requirement beginning with the Fund's fiscal year ended December 31, 1996.

--------------------------------------------------------------------------------

                                  PERFORMANCE

  Each Fund's performance may be quoted in advertising in terms of yield or total return. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Funds.

  A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Average annual total return is computed in accordance with a standardized formula described in the Statement of Additional Information. BECAUSE AVERAGE ANNUAL TOTAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual total returns into income results and capital gain or loss.

  Yield is computed in accordance with a standardized formula described in the Statement of Additional Information and can be expected to fluctuate from time to time. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is the annualized percentage rate of net income (exclusive of capital changes) earned by a Fund over a specified period. It is a function of the type and quality of a Fund's investments, its maturity and its operating expense ratio.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of any Fund. Such a practice will have the effect of increasing the Fund's yield and total return. Quotations of a Fund's performance will not reflect charges levied at the separate account level.

  The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in a Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in a Fund.
--------------------------------------------------------------------------------

                       INVESTMENT OBJECTIVES AND PROGRAMS

  Set forth in this section is a statement of each Fund's investment objective along with a description of the investment policies, strategies and practices of each Fund. The investment objective of each Fund is deemed to be a fundamental policy and, therefore, unless permitted by law, may not be changed without the approval of a majority of that Fund's outstanding shares (within the meaning of the 1940 Act). Each Fund's investment policies, strategies and practices are not fundamental. The Board of Directors of the Company reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. Each Fund has adopted investment restrictions, some of which are fundamental and cannot be changed without shareholder approval. See "Investment Restrictions" in the Statement of Additional Information. Individuals considering the purchase of shares of any Fund should recognize that there are risks in the ownership of any security and that no assurance can be given that any particular Fund will achieve its investment objective(s).

  AIM V.I. CAPITAL APPRECIATION FUND. The Fund's investment objective is to seek capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies. AIM will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by the Fund may fluctuate widely. Any income received from securities held by the Fund will be incidental, and an investor should not consider a purchase of shares of the Fund as equivalent to a complete investment program. The Capital Appreciation Fund's portfolio is primarily comprised of securities of two basic categories of companies: (1) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (2) "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in profits.

  AIM V.I. DIVERSIFIED INCOME FUND. The Fund's investment objective is to seek to achieve a high level of current income. The Fund will seek to achieve its investment objective by investing primarily in: (i) foreign government securities, (ii) foreign and domestic corporate debt securities, (iii) U.S. Government securities, including U.S. Government Agency Mortgage-Backed Securities and (iv) lower-rated or unrated high yield debt securities (commonly known as "junk bonds") of U.S. and foreign companies. Under normal circumstances, the Fund's assets will be invested in each of these four sectors. The Fund may invest up to 10% of its total assets in common stocks, preferred stocks, similar equity securities and convertible securities of U.S. and foreign companies. The Fund does not intend to invest more than 50% of its total assets in lower-rated or unrated high yield securities or more than 50% of its total assets in foreign debt securities. (For a description of the various rating categories of corporate debt securities in which the Fund may invest, see Appendix A to this Prospectus. For a description of U.S. Government Agency Mortgage-Backed Securities, see Appendix B to this Prospectus.) However, the Fund may from time to time invest up to 100% of its total assets in U.S. Government securities and, as a defensive measure, may invest up to 100% of its total assets in money market securities. For a discussion of the investment risks associated with investments in high yield securities and foreign securities, see "Risk Factors" in this Prospectus. For further discussion of the extent of the Fund's intended investment, see "Certain Investment Strategies and Techniques" in this Prospectus.

  During the fiscal year ended December 31, 1996, the percentage of average annual assets of the Portfolio calculated on a dollar weighted basis, which was invested in securities within the various rating categories (based on the higher of Standard and Poor's Corporation and Moody's Investors Service, Inc. ratings as described in Appendix A), and in unrated securities determined by AIM to be of comparable quality, was as follows:

                                                              PERCENTAGE
                                                              ----------
AAA/Aaa.....................................................    32.70%
AA/Aa.......................................................    14.31%
A/A.........................................................    12.82%
BBB/Baa.....................................................    12.92%
BB/Ba.......................................................     8.07%
B/B.........................................................    17.45%
CCC/Caa.....................................................     1.12%
CC/Ca.......................................................        0%
C/C.........................................................        0%
Unrated.....................................................     0.61%
                                                                -----
          Total Average Annual Assets.......................      100%

  AIM V.I. GLOBAL UTILITIES FUND. The Fund's investment objective is to achieve a high level of current income, and as a secondary objective the Fund seeks to achieve capital appreciation, by investing primarily in the common and preferred stocks of public utility companies (either domestic or foreign). Under normal circumstances, at least 65% of the Fund's total assets will be invested in securities of public utility companies (either domestic or foreign). Public utility companies include companies that provide electricity, natural gas or water and other sanitary services to the public, and telephone or telegraph companies and other companies providing public communications services. The Fund may also invest in developing utility technology companies and in holding companies which derive a substantial portion of their revenues from utility-related activities. Generally, a holding company will be considered to derive a substantial portion of its revenues from utility-related activities if such activities account for at least 40% of its revenues. The Fund may invest up to 25% of its total assets in convertible securities. When AIM deems it appropriate, the Fund may also purchase the bonds of such companies. Investments in non-convertible bonds, however, will not exceed 25% of the Fund's total assets. The Fund may invest up to 10% of its total assets in lower-rated or unrated high yield securities. (For a description of the various rating categories of corporate debt securities in which the Fund may invest, see Appendix A to this Prospectus.) During the fiscal year ended December 31, 1996, the Fund invested less than 5% of its net assets in below investment grade debt securities. The Fund may also invest up to 80% of its total assets in securities of foreign companies, including investments in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and underlying securities of foreign issuers. For a discussion of the investment risks associated with investments in non-investment grade debt securities and foreign securities, see "Risk Factors" in this Prospectus. For a further discussion of the Fund's intended investments, see "Certain Investment Strategies and Techniques" in this Prospectus.

  A portfolio of utility company securities is subject to a different degree of volatility than a more broadly diversified portfolio. Economic, operational or regulatory changes that affect utility companies will have a material impact upon the value of the securities that the Fund owns. Events, such as changing weather patterns, emergencies involving nuclear power plants, or rapidly changing fuel prices that have no direct connection with companies whose securities are owned by the Fund may affect the prices of those securities.

  Moreover, a portfolio of utilities industry securities is subject to the risks unique to that industry, such as inflationary or other increases in fuel and operating expenses, possible increases in the interest costs of loans needed for capital construction programs, compliance with environmental regulations, possible adverse changes in the regulatory climate and availability of fuel sources.

  A description of the utilities industry is contained in the Statement of Additional Information.

  AIM V.I. GOVERNMENT SECURITIES FUND. The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the United States Government. The government securities which may be purchased by the Fund include but are not limited to (1) U.S. Treasury obligations such as Treasury Bills (maturities of one year or less), Treasury Notes (maturities of one to ten years) and Treasury Bonds (generally maturities of greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities ("Agency Securities") which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, such as obligations of the Government National Mortgage Association ("GNMA"), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, such as obligations of the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Bank and the U.S. Postal Service or (c) the credit of the agency or instrumentality, such as obligations of the Federal Home Loan Mortgage Corporation ("FHLMC") and Federal Farm Credit System. Although their close relationship with the U.S. Government is believed to make them high-quality securities with minimal credit risks, the U.S. Government is not required by law to support the agencies and instrumentalities listed in (b) and (c), above. Accordingly, such securities may involve risk of loss of principal and interest; however, historically there have not been any defaults of such issues. For a listing of some of the types of Agency Securities in which the Fund may invest, see Appendix B to this Prospectus.

  The Fund's investments include high coupon U.S. Government Agency Mortgage-Backed Securities, which provide a higher coupon at the time of purchase than the prevailing market rate yield. The prices of high coupon U.S. Government Agency Mortgage-Backed Securities do not tend to rise as rapidly as those of traditional fixed rate securities at times when interest rates are decreasing, and tend to decline more slowly at times when interest rates are increasing. The Fund may purchase such securities at a premium, which means that a faster principal prepayment rate than expected will reduce the market value of and income from such securities, while a slower prepayment rate will tend to increase the market value of and income from such securities.

  The composition and weighted average maturity of the Fund's portfolio will vary from time to time, based upon the determination of AIM of how best to further the Fund's investment objective. The Fund may invest in government securities of all maturities, short-term, intermediate-term and long-term. The Fund intends to maintain a dollar-weighted average portfolio maturity of between three and ten years. This policy regarding portfolio maturity is a non-fundamental policy of the Fund.

  AIM V.I. GROWTH FUND. The Fund's investment objective is to seek growth of capital principally through investment in common stocks of seasoned and better capitalized companies considered by AIM to have strong earnings momentum. Current income will not be an important criterion of investment selection, and any such income should be considered incidental. It is anticipated that common stocks will be the principal form of investment by the Fund. For other types of investments, see "Certain Investment Strategies and Techniques" in this Prospectus. The Fund's portfolio is primarily comprised of securities of two basic categories of companies: (1) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (2) "earnings acceleration" companies which Fund management believes are currently enjoying a dramatic increase in profits.

  AIM V.I. GROWTH AND INCOME FUND. The Fund's investment objective is to seek growth of capital, with current income as a secondary objective. Although the amount of the Fund's current income will vary from time to time, it is anticipated that the current income realized by the Fund will generally be greater than that realized by mutual funds whose sole objective is growth of capital. The Fund seeks to achieve its objective by generally investing at least 65% of its net assets in stocks of companies believed by management to have the potential for above average growth in revenues and earnings. The Fund generally will also invest at least 80% of its net assets in securities which pay income to the Fund.

  AIM V.I. INTERNATIONAL EQUITY FUND. The Fund's investment objective is to seek to provide long-term growth of capital by investing in a diversified portfolio of international equity securities the issuers of which are considered by AIM to have strong earnings momentum. Any income realized by the Fund will be incidental and will not be an important criterion in the selection of portfolio securities.

  In managing the Fund, AIM seeks to apply to a diversified portfolio of international equity securities substantially the same investment strategy which it applies to the Growth Fund with respect to that Fund's investment in United States equities markets. The Fund will utilize to the extent practicable a fully managed investment policy providing for the selection of securities which meet certain quantitative standards determined by AIM. AIM will review carefully the earnings history and prospects for growth of each company considered for investment by the Fund. It is expected that the Fund's portfolio, when fully invested, will generally be comprised of two basic categories of foreign companies: (1) "core" companies, which AIM considers to have experienced consistent long-term growth in earnings and to have strong prospects for outstanding future growth, and (2) companies that AIM believes are currently experiencing a greater than anticipated increase in earnings. If a particular foreign company meets the quantitative standards determined by AIM, its securities may be acquired by the Fund regardless of the location of the company or the percentage of the Fund's investments in the company's country or region. However, AIM will also consider other factors in making investment decisions for the Fund, including such factors as the prospects for relative economic growth among countries or regions, economic and political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. For a discussion of the investment risks associated with investments in foreign securities, see "Risk Factors" in this Prospectus. For a discussion of the extent of the Fund's intended investment in foreign countries, see "Certain Investment Strategies and Techniques" in this Prospectus.

  AIM V.I. MONEY MARKET FUND. The Fund's investment objective is to seek to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund seeks to achieve its objective by investing in a diversified portfolio of high quality U.S. dollar denominated money market instruments and other similar instruments with maturities of 397 days or less from the date of purchase, and will maintain a dollar weighted-average portfolio maturity of 90 days or less. Securities subject to repurchase agreements may bear longer maturities.

  The Fund invests in a broad range of U.S. Government and foreign government obligations, and bank and commercial instruments that may be available in the money markets. Such obligations include U.S. Treasury obligations and repurchase agreements secured by such obligations. The Money Market Fund intends to invest in bankers' acceptances, certificates of deposit, repurchase agreements, time deposits, variable rate master demand notes, taxable municipal securities and commercial paper, and U.S. Government direct obligations and U.S. Government agencies' securities. Bankers' acceptances, certificates of deposit and time deposits may be purchased from U.S. or foreign banks. All of these instruments, which are collectively referred to as "Money Market Obligations," are briefly described in Appendix C to this Prospectus and are described more fully in the Statement of Additional Information.

  The Fund will limit investments in Money Market Obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards. For a more complete definition of a "First Tier" security, see the definition set forth in the Statement of Additional Information.

  The Money Market Fund may invest up to 100% of its total assets in obligations issued by banks. While the Fund will limit its investments in bank instruments to U.S. dollar denominated obligations, it may invest in Eurodollar obligations (i.e., U.S. dollar-denominated obligations issued by a foreign branch of a domestic bank), Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks. The Money Market Fund will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation upon the Fund's investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch for any reason fails to pay on the Eurodollar obligation; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. For a discussion of the risks pertaining to investments in foreign securities, see "Risk Factors" in this Prospectus.

  AIM V.I. VALUE FUND. The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective and would be satisfied principally from the income (interest and dividends) generated by the common stocks, convertible bonds and convertible preferred stocks that make up the Fund's portfolio. The Fund should not be purchased by those who seek income as their primary investment objective.

  In addition to the securities described above, the Fund may also acquire preferred stocks and debt instruments having prospects for growth of capital. Although these different types of securities can be expected to generate amounts of income to satisfy the Fund's secondary objective, they will be purchased for their potential for growth of capital.

  The primary thrust of AIM's search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the price of the company's equity securities; and (4) companies whose equity securities are selling at prices that do not reflect the current market value of its assets and where there is reason to expect realization of this potential in the form of increased equity values.

  CERTAIN INVESTMENT STRATEGIES AND TECHNIQUES. Each of the Funds has the flexibility to invest, to the extent described below, in a variety of instruments designed to enhance its investment capabilities. Each of the Funds may invest in money market obligations, foreign securities (including ADRs and EDRs), repurchase agreements, reverse repurchase agreements, taxable municipal securities, illiquid securities and Rule 144A securities; the Diversified Income Fund and the Government Fund may invest in U.S. Government Agency Mortgage-Backed Securities; each of the Funds may purchase or sell securities on a delayed delivery or when-issued basis and may borrow money; each of the Funds, other than the Money Market Fund, may lend portfolio securities and make short sales "against the box." A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment of any further consideration.

  Each of the Funds, other than the Money Market Fund, may write (i.e., sell) "covered" put and call options and buy put and call options on domestic and foreign securities, securities indices and currencies. Each of the Funds, other than the Money Market Fund, may use exchange-traded financial futures contracts, options thereon, and forward contracts as a hedge to protect against possible changes in market values. A brief description of these investment instruments and their risks appears below. See "Hedging and Other Investment Techniques" in the Statement of Additional Information for more detailed information.

  MONEY MARKET OBLIGATIONS. When deemed appropriate for temporary or defensive purposes, each of the Funds may hold cash or cash equivalent Money Market Obligations. Of course, the Money Market Fund invests exclusively in Money Market Obligations. While none of the Funds other than the Money Market Fund is required by regulation or fundamental policy to limit such investments to those which, at the date of purchase, are "First Tier" securities as that term is defined in Rule 2a-7 under the 1940 Act, it is the current intention of AIM to limit such investments to those securities which, at the time of purchase, are considered "First Tier" securities or securities which AIM has determined to be of comparable credit quality. To the extent that a Fund invests to a significant degree in these instruments, its ability to achieve its investment objectives may be adversely affected.

  In addition to the Money Market Obligations described above, as a temporary or defensive measure, and without regard to their respective investment objectives, AIM may invest all or substantially all of the assets of the Diversified Income Fund, the Global Utilities Fund and the International Fund in cash or Money Market Obligations, including repurchase agreements, denominated in foreign currencies.

  U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES. The Diversified Income Fund and the Government Fund may invest in U.S. Government Agency Mortgage-Backed Securities. These securities are obligations issued or guaranteed by the United States Government or by one of its agencies or instrumentalities, including but not limited to GNMA, FNMA, or FHLMC. U.S. Government Agency Mortgage-Backed Certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any principal prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicers of the underlying mortgage loans. GNMA, FNMA and FHLMC each guarantee timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC Gold Participation Certificates now guarantee timely payment of monthly principal reductions. Although their close relationship with the U.S. Government is believed to make them high-quality securities with minimal credit risks, the U.S. Government is not obligated by law to support either FNMA or FHLMC. However, historically there have not been any defaults of FNMA or FHLMC issues. See Appendix B for a more complete description of GNMA securities.

  Mortgage-backed securities consist of interests in underlying mortgages generally with maturities of up to thirty years. However, due to early unscheduled payments of principal on the underlying mortgages, the securities have a shorter average life and, therefore, less volatility than a comparable thirty-year bond. The value of U.S. Government Agency Mortgage-Backed Securities, like other traditional debt instruments, will tend to move in the opposite direction compared to interest rates.

  CONVERTIBLE SECURITIES. To the extent consistent with their respective investment objectives, each of the Funds (except the Money Market Fund) may invest in convertible securities. Convertible securities usually consist of corporate debt securities or preferred stock that may in certain circumstances be converted into a predetermined number of shares of another form of that issuer's equity, usually common stock. Convertible securities consequently often involve attributes of both debt and equity instruments, and investment in such securities requires analysis of both credit and stock market risks. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. Although the Funds will only purchase convertible securities that AIM considers to have adequate protection parameters, including an adequate capacity to pay interest and repay principal in a timely manner, each applicable Fund invests in such securities without regard to corporate bond ratings.

  FOREIGN SECURITIES. To the extent consistent with their respective investment objectives, each of the Funds may invest in foreign securities. It is not anticipated that such foreign securities will constitute more than: (i) 20% of the value of the total assets of each Fund (except the Value Fund, the Diversified Income Fund, the Global Utilities Fund and, the International Fund ); (ii) 25% of the value of the total assets of the Value Fund; (iii) 50% of the value of the total assets of the Diversified Income Fund; and (iv) 80% of the value of the total assets of the Global Utilities Fund.

  The Diversified Income Fund may invest in debt obligations which may be denominated in the U.S. dollar or in other currencies issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank, Asian Development Bank and European Economic Community), and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities. The Diversified Income Fund may also invest in debt obligations issued by U.S. corporations denominated in non-U.S. dollar currencies. No more than 25% of the Diversified Income Fund's total assets, at the time of purchase, will be invested in government securities of any one foreign country. At the present time, AIM does not intend to invest more than 10% of the Diversified Income Fund's total assets in securities issued by foreign governments or foreign companies located in developing countries in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle. Investments in emerging markets or developing countries involve exposure to economic structures that are generally less diverse and mature and to political systems which can be expected to have less stability than those of more developed countries. Such countries may have relatively unstable governments, economies based on only a few industries, and securities markets which trade only a small number of securities. Historical experience indicates that emerging markets have been more volatile than the markets of more mature economies; such markets have also from time to time provided higher rates of return and greater risks to investors. AIM believes that these characteristics of emerging markets can be expected to continue in the future.

  The Global Utilities Fund may invest up to 80% of its total assets in securities of foreign companies, including investments in ADRs, EDRs and other securities representing underlying securities of foreign issuers. Under normal market conditions, the Global Utilities Fund will be invested in securities of issuers located in at least four countries, one of which will be the United States, although for defensive purposes, it may invest 100% of its total assets in securities of U.S. issuers. In some foreign countries, utility companies are partially owned by government agencies. In some cases, foreign government agencies may have significant investments in businesses other than utility companies. Also, investments in securities of foreign issuers may involve other risks which are not ordinarily associated with investments in domestic issuers. See "Risk Factors" in this Prospectus. In addition, investors should also be aware that the Global Utilities Fund may invest in companies located within emerging or developing countries.

  Under normal market conditions the International Fund will invest at least 70% of its total assets in marketable equity securities (including common and preferred stock and depositary receipts for stock) and may invest up to 20% of its total assets in securities exchangeable for or convertible into stock of foreign companies. The issuers of such securities will, along with their predecessors, have been in continuous operation for three years or more and (except in the case of certain ADRs and other securities representing underlying securities of foreign issuers) will be listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market.

  Under normal market conditions, the International Fund intends to invest in the securities of foreign companies located in at least four countries outside the United States. The International Fund will emphasize investment in foreign companies in the developed countries of Western Europe and the Pacific Basin, but the Fund may also invest to a lesser extent in the securities of companies located in developing countries in various regions of the world. At the present time, AIM does not intend to invest more than 20% of the International Fund's total assets in securities issued by foreign governments or foreign companies located in developing countries. For a discussion of the risks pertaining to investments in foreign obligations, see "Risk Factors" in this Prospectus.

  ADRS AND EDRS. To the extent consistent with their respective investment objectives each of the Funds (except the International Fund which is discussed separately below) may also invest in securities which are in the form of ADRs, EDRs or other securities representing underlying securities of foreign issuers. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. ADRs, EDRs and other securities representing underlying securities of foreign issuers are treated as foreign securities for purposes of determining the applicable limitation on investment in foreign securities.

  The International Fund normally will invest at least 80% of its total assets in marketable equity securities, including common and preferred stock and other securities having the characteristics of stock (such as an equity or ownership interest in a company). The International Fund may satisfy the foregoing requirement in part through the ownership of securities which are convertible into, or exchangeable for, common stocks, or by investment in the securities of foreign issuers which are in the form of ADRs, EDRs and other securities representing underlying securities of foreign issuers.

  REPURCHASE AGREEMENTS. Each of the Funds may enter into repurchase agreements with institutions believed by the Company's Board of Directors to present minimal credit risk. A repurchase agreement is an instrument under which the Fund acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the sellers' failure to repurchase the obligation in accordance with the terms of the agreement), a Fund could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and
(c) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Fund under the 1940 Act. Repurchase agreements will be secured by U.S. Treasury securities, U.S. Government agency securities (including, but not limited to, those which have been stripped of their interest payments and mortgage-backed securities) and commercial paper. For additional information on the use of repurchase agreements, see the Statement of Additional Information.

  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale by the Fund of a portfolio security at an agreed upon price, date and interest payment. The Funds will each enter into reverse repurchase agreements solely for temporary or defensive purposes to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests should they occur. The Funds will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. Each of the Funds may enter into reverse repurchase agreements in amounts not exceeding 33 1/3% of the value of their respective total assets. Reverse repurchase agreements involve the risk that the market value of securities retained by the Fund in lieu of liquidation may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. This risk, if encountered, could cause a reduction in the net asset value of the Fund's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. See "Borrowing" in this Prospectus for percentage limitations on borrowings.

  DELAYED DELIVERY AGREEMENTS AND WHEN-ISSUED SECURITIES. Each Fund may enter into delayed delivery agreements and may purchase securities on a "when-issued" basis.

  Delayed delivery agreements are commitments by a Fund to dealers or issuers to acquire securities beyond the customary settlement date for such securities. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Fund's investment advisor can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Fund and may enter into delayed delivery agreements to assure that the Fund will be as fully invested as possible in instruments meeting its investment objective.

  Debt securities are sometimes offered on a "when-issued" basis; that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Funds will only make commitments to purchase such debt securities with the intention of actually acquiring the securities, but a Fund may sell these securities before the settlement date if it is deemed advisable.

  If a Fund enters into a delayed delivery agreement or purchases a when-issued security, the Fund will direct its custodian bank to segregate cash or other high grade securities (including Money Market Obligations) in an amount equal to its delayed delivery agree-ments or when-issued commitments. If the market value of such securities declines, additional cash or securities will be segregated on a daily basis so that the market value of the account will equal the amount of such Fund's delayed delivery agreements and when-issued commitments. To the extent that funds are segregated, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed delivery agreements may increase the Fund's exposure to market fluctuation, or may increase the possibility that the Fund will incur a short-term loss, if the Fund must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Fund will employ techniques designed to minimize these risks. No additional delayed delivery agreements or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's net assets would become so committed.

  DOLLAR ROLL TRANSACTIONS. In order to enhance portfolio returns and manage prepayment risks, the Diversified Income Fund and the Government Fund may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage security held in the portfolio to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security.

  Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. See "Borrowing," below for the applicable limitation on dollar roll transactions.

  BORROWING. Each of the Funds may borrow money to a limited extent from banks (including the Funds' custodian bank) for temporary or emergency purposes subject to the limitations under the 1940 Act. Each Fund will restrict borrowings, reverse repurchase agreements and dollar roll transactions to an aggregate of 33 1/3% of the Fund's total assets at the time of the transaction. No Fund will purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

  ILLIQUID SECURITIES. None of the Funds will invest more than 15% of their respective net assets in illiquid securities, including restricted securities which are illiquid. The Money Market Fund will not invest more than 10% of its net assets in illiquid securities.

  RULE 144A SECURITIES. Each of the Funds may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). These securities are sometimes referred to as private placements. Although securities which may be resold only to "qualified institutional buyers" in accordance with the provisions of Rule 144A under the 1933 Act are technically considered "restricted securities," the Funds may each purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above under "Illiquid Securities," provided that a determination is made that such securities have a readily available trading market. AIM will determine the liquidity of Rule 144A securities under the supervision of the Company's Board of Directors. The liquidity of Rule 144A securities will be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

  LENDING OF PORTFOLIO SECURITIES. Each Fund (except the Money Market Fund) may, from time to time, lend securities from their respective portfolios, with a value not exceeding 33 1/3% of their respective total assets, to banks, brokers and other financial institutions, and receive in return collateral in the form of cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. During the period of the loan, the applicable Fund receives the income on both the loaned securities and the collateral (or a fee) and thereby increases its yield. In the event that the borrower defaults on its obligation to return loaned securities because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the loaned securities.

  SHORT SALES. Each Fund (except the Money Market Fund), may make short sales "against the box." A short sale is a transaction in which a party sells a security it does not own in anticipation of a decline in the market value of that security. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment of any further consideration. The Funds will enter into such transactions only to the extent the aggregate value of all securities sold short does not represent more than 10% of the applicable Fund's total assets at any given time.

  OPTIONS. Each of the Funds, other than the Money Market Fund, may write (sell) "covered" put and call options and buy put and call options, including securities index and foreign currency options. A call option is a contract that gives to the holder the right to buy a specified amount of the underlying security at a fixed or determinable price (called the exercise or strike price) upon exercise of the option. A put option is a contract that gives the holder the right to sell a specified amount of the underlying security at a fixed or determinable price upon exercise of the option. In the case of index options, exercises are settled through the payment of cash rather than the delivery of property. A call option is covered if, for example, the Fund owns or has the right to acquire the underlying security covered by the call or, in the case of a call option on an index, holds securities the price changes of which are expected to substantially replicate the movement of the index. A put option is covered if, for example, the Fund maintains in a segregated account with its custodian cash, U.S. Treasury bills or other high-grade short-term debt obligations with a value equal to the exercise price of the put option.

  These Funds may write call options on securities or securities indexes for the purpose of increasing their return (through receipt of premiums) or to provide a partial hedge against a decline in the value of their portfolio securities or both. These Funds may write put options on securities or securities indexes in order to earn additional income or (in the case of put options written on individual securities) to purchase the underlying security at a price below the current market price. If a Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain all or part of the premium received for the option, which will increase its gross income. If the price of the underlying security moves adversely to the Fund's position, the option may be exercised and the Fund will be required to sell or purchase the underlying security at a disadvantageous price, or, in the case of index options, deliver an amount of cash, which loss may only be partially offset by the amount of premium received.

  Each of the Funds noted above may also purchase put or call options on securities and securities indexes in order to hedge against changes in interest rates or stock prices which may adversely affect the prices of securities that the Fund wants to purchase at a later date, to hedge its existing investments against a decline in value, or to attempt to reduce the risk of missing a market or industry segment advance. In the event that the expected changes in interest rates or stock prices occur, the Fund may be able to offset the resulting adverse effect on the Fund by exercising or selling the options purchased. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option. Unless the price of the underlying security or level of the securities index changes by an amount in excess of the premium paid, the option may expire without value to the Fund.

  These Funds may also purchase and write options in combination with each other to adjust the risk and return characteristics of certain portfolio security positions. This technique is commonly referred to as a "straddle."

  Options purchased or written by a Fund may be traded on the national securities exchanges or negotiated with a dealer. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to such options. Such options and the securities used as "cover" for such options, unless otherwise indicated, would be considered illiquid securities.

  In instances in which a Fund has entered into agreements with primary dealers with respect to the over-the-counter options it has written, and such agreements would enable the Fund to have an absolute right to repurchase at a pre-established formula price the over-the-counter option written by it, the Fund would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the price of the option exceeds the exercise price.

  Each of the Funds, except the Money Market Fund, may purchase put and call options and write covered put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. Such investment strategies will be used as a hedge and not for speculation. As in the case of other types of options, the writing of an option on foreign currency will constitute a hedge, however it differs in that it is only a partial hedge, up to the amount of the premium received. Moreover, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies may be traded on the national securities exchanges or in the over-the-counter market. As described above, options traded in the over-the-market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter.

  Options are subject to certain risks, including the risk of imperfect correlation between the option and the applicable Fund's other investments and the risk that there may not be a liquid secondary market for the option when the Fund seeks to hedge against adverse market movements. This may cause the Fund to lose the entire premium on purchase options or reduce its ability to effect closing transactions at favorable prices.

  The Funds will not write options if, immediately after such sale, the aggregate value of the securities or obligations underlying the outstanding options exceeds 25% of the applicable Fund's total assets. The Funds will not purchase options if, at the time of the investment, the aggregate premiums paid for outstanding options will exceed 5% of the applicable Fund's total assets.

  FUTURES AND FORWARD CONTRACTS. Each of the Funds, other than the Money Market Fund, may purchase and sell futures contracts on debt securities and on indexes of debt securities to hedge against anticipated changes in interest rates that might otherwise have an adverse effect on the value of their assets or assets they intend to acquire. In addition, they may purchase and sell stock index futures contracts to hedge the value of the portfolio against changes in market conditions. These Funds may also purchase put and call options on futures contracts and write "covered" put and call options on futures contracts in order to hedge against changes in interest rates or stock prices. Although the Funds are authorized to invest in futures contracts and related options with respect to non-U.S. instruments, they will limit such investments to those which have been approved by the Commodity Futures Trading Commission ("CFTC") for investment by U.S. investors. These Funds may enter into futures contracts and buy and sell related options, provided that the futures contracts and related options investments are made for "bona fide hedging" purposes, as defined under CFTC regulations. No more than 5% of a Fund's total assets will be committed to initial margin deposits required pursuant to futures contracts. Percentage investment limitations on a Fund's investment in options on futures contracts are set forth above under "Options."

  To the extent that any of the Funds invests in securities denominated in foreign currencies (which is substantially all of the securities held by the International Fund and a significant portion of securities held by the Diversified Income Fund and the Global Utilities Fund), the value of the Fund's portfolio will be affected by changes in exchange rates between currencies (including the U.S. dollar), as well as by changes in the market value of the securities themselves. In order to mitigate the effects of such changes, each of the Funds, other than the Money Market Fund, may enter into futures contracts on foreign currencies (and related options) and may enter into forward contracts for the purchase or sale of a specific currency at a future date at a price set at the time of the contract. Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions with respect to them.

  In managing their currency exposure, the Funds may each buy and sell currencies either in the spot (cash) market or in the forward market (through forward contracts generally expiring within one year). The Funds may each also enter into forward contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When such a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the applicable Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency. Unlike futures contracts, forward contracts are generally individually negotiated and privately traded. A forward contract obligates the seller to sell a specific security or currency at a specified price on a future date, which may be any fixed number of days from the date of the contract.

  The Global Utilities Fund and the International Fund may enter into forward contracts for transaction hedging purposes with respect to all or a substantial portion of their trades. The other Funds will commit no more than their respective portfolio investments in foreign securities to foreign exchange hedges.

  There are risks associated with hedging transactions. During certain market conditions, a hedging transaction may not completely offset a decline or rise in the value of the Fund's portfolio securities or currency being hedged. In addition, changes in the market value of securities or currencies may differ substantially from the changes anticipated by the Fund when hedged positions were established. Successful use of hedging transactions is dependent upon AIM's ability to predict correctly movements in the direction of the applicable markets. No assurance can be given that AIM's judgment in this respect will be correct. Accordingly, a Fund may lose the expected benefit of hedging if markets move in an unanticipated manner. Moreover, in the futures and options on futures markets, it may not always be possible to execute a put or sell at the desired price, or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuations.

  INVESTMENT RESTRICTIONS. Each of the Funds has adopted a number of investment restrictions, as set forth in the Statement of Additional Information, some of which restrictions may not be changed without shareholder approval.

  PORTFOLIO TURNOVER. (All Funds except the Money Market Fund.) Any particular security will be sold, and the proceeds reinvested, whenever such action is deemed prudent from the viewpoint of a Fund's investment objective(s), without regard to the impact on the portfolio turnover rate. Each Fund's historical portfolio turnover rates are included in the Financial Highlights tables above. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to a Fund, the portion of the Fund's distributions constituting taxable capital gains may increase. See "Dividends, Distributions and Tax Matters."
--------------------------------------------------------------------------------

                                  RISK FACTORS

  Investors should consider carefully the following special factors before investing in any of the Funds.

  NON-INVESTMENT GRADE DEBT SECURITIES. The Diversified Income Fund, and to a lesser extent the Global Utilities Fund, seek to meet their respective investment objectives by investing in non-investment grade debt securities, commonly known as "junk bonds." While generally providing greater income and opportunity for gain, non-investment grade debt securities may be subject to greater risks than higher-rated securities. Economic downturns tend to disrupt the market for junk bonds and adversely affect their values. Such economic downturns may be expected to result in increased price volatility for junk bonds and of the value of shares of the above-named Funds, and increased issuer defaults on junk bonds.

  In addition, many issuers of junk bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, junk bonds are subordinated to the prior payment of senior indebtedness, which potentially limits a Fund's ability to fully recover principal or to receive payments when senior securities are subject to a default.

  The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. Junk bonds have speculative characteristics which are likely to increase in number and significance with each successive lower rating category.

  When the secondary market for junk bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult for the Company's directors to value a Fund's securities, and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market also may affect a Fund's ability to dispose of such securities at desirable prices.

  In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments, than those of higher-rated debt securities.

  FOREIGN SECURITIES. Investments by a Fund in foreign securities whether denominated in U.S. dollars or foreign currencies, may entail the following risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

          CURRENCY RISK. The value of the Fund's foreign investments may be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency.

          POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the Fund may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Fund's investments.

          REGULATORY RISK. Foreign companies are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund's shareholders.

          MARKET RISK. The securities markets in many of the countries in which the Fund invests will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies and governments may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative difficulties (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

  In addition, there are risks associated with certain investment strategies employed by the Funds as discussed in the previous section.

  NON-DIVERSIFIED PORTFOLIO (GLOBAL UTILITIES FUND ONLY). The Global Utilities Fund is a non-diversified portfolio, which means that it may invest a greater proportion of its assets in the securities of a smaller number of issuers and therefore may be subject to greater market and credit risk than a more broadly diversified portfolio. (A diversified portfolio may not invest more than 5% of its assets in obligations of one issuer, with respect to 75% of its total assets.)
--------------------------------------------------------------------------------

                                   MANAGEMENT

  The overall management of the business and affairs of the Funds is vested with the Company's Board of Directors. The Board of Directors approves all significant agreements between each of the Funds and persons or companies furnishing services to a Fund or the Company, including the Master Advisory Agreement with AIM, the Master Distribution Agreement with A I M Distributors, Inc. ("AIM Distributors"), the Custodian Agreement with State Street Bank and Trust Company (the "Custodian"), and the Transfer Agency Agreement with State Street Bank and Trust Company (the "Transfer Agent"). The day-to-day operations of each Fund are delegated to its officers and to AIM, subject always to the objectives and policies of the Fund and to the general supervision of the Company's Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent of AIM. Information concerning the Board of Directors may be found in the Statement of Additional Information.

  INVESTMENT ADVISOR. A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173, serves as the investment advisor to each Fund pursuant to a new master investment advisory agreement, dated February 28, 1997 (the "Advisory Agreement"). A previous master investment advisory agreement between AIM and the Funds, with substantially identical terms to the Advisory Agreement, was in effect prior to February 28, 1997. AIM was organized in 1976, and, together with its subsidiaries, manages or advises 46 investment company portfolios (including the Funds). As of April 1, 1997, the total assets of the investment company portfolios advised or managed by AIM and its subsidiaries were approximately $63.4 billion. AIM is a wholly owned subsidiary of AIM Management. AIM Management is an indirect subsidiary of AMVESCO plc, (formerly INVESCO plc). AMVESCO plc and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. It is anticipated that AMVESCO plc will change its name to AMVESCAP plc on or after May 8, 1997.

  Under the terms of the Funds' Advisory Agreement, AIM supervises all aspects of each Fund's operations and provides investment advisory services to the Fund. The Advisory Agreement also provides that, upon the request of the Company's Board of Directors, AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the Advisory Agreement. Pursuant to a master administrative services agreement dated February 28, 1997 (the "Administrative Services Agreement") between the Company and AIM with respect to each Fund AIM provides the services of the Company's principal financial officer (including related office, facilities and equipment) and may provide other administrative services requested by the Company's Board of Directors from time to time. A previous master administrative services agreement between the Company and AIM with respect to each Fund, with substantially identical terms to the Administrative Services Agreement, was in effect prior to February 28, 1997. AIM is entitled to receive from each Fund reimbursement of its costs or such reasonable compensation as may be approved by the Company's Board of Directors.

  For a discussion of AIM's brokerage allocation policies and practices, see "Portfolio Transactions and Brokerage" in the Statement of Additional Information. In accordance with policies established by the directors, AIM may pay brokerage commissions to broker-dealers that may be affiliated with the Company and may take into account sales of shares of the Funds and other funds advised by AIM in selecting broker-dealers to effect portfolio transactions on behalf of the Funds.

  PORTFOLIO MANAGEMENT. AIM uses a team approach and a disciplined investment process in providing investment advisory services to all its accounts, including the Funds. AIM's investment staff consists of 123 individuals. While individual members of AIM's investment staff are assigned primary responsibility for the day-to-day management of each of AIM's accounts, all accounts are reviewed on a regular basis by AIM's Investment Policy Committee to ensure that they are being invested in accordance with the account's and AIM's investment policies. The individuals who are primarily responsible for the day-to-day management of the Funds (except the Money Market Fund, for which no such disclosure is required) and their titles, if any, with AIM or its subsidiaries and the Fund, the length of time they have been responsible for the management, their years of investment experience and prior experience (if they have been with AIM for less than five years) are shown below:

  Robert M. Kippes, Jonathan C. Schoolar and David P. Barnard are responsible for the day-to-day management of the CAPITAL APPRECIATION FUND'S portfolio securities. Mr. Kippes is Vice President of A I M Capital Management, Inc. ("AIM Capital"), a wholly owned subsidiary of AIM, and has been responsible for the Fund since its inception in 1993. Mr. Kippes has been associated with AIM and/or its subsidiaries since 1989 and has 7 years of experience as an investment professional. Mr. Schoolar is Senior Vice President and Director of AIM Capital, Vice President of AIM and Vice President of the Company and has been responsible for the Fund since its inception in 1993. He has been with AIM and/or its subsidiaries since 1986 and has 13 years of experience as an investment professional. Mr. Barnard is Vice President of AIM Capital and has been responsible for the Fund since 1993. Mr. Barnard has been associated with AIM and/or its subsidiaries since 1982 and has 22 years of experience as an investment professional.

  Robert G. Alley, John L. Pessarra and Carolyn L. Gibbs are responsible for day-to-day management of the DIVERSIFIED INCOME FUND'S portfolio securities. Mr. Alley is Senior Vice President of AIM Capital, Vice President of AIM and Vice President of the Company, and has been affiliated with AIM and/or its subsidiaries since 1992. Mr. Alley has been responsible for the Fund since its inception in 1993, and has 25 years of experience as an investment professional. Mr. Pessarra is currently Vice President of AIM Capital and has been associated with AIM and/or its subsidiaries since 1990. Mr. Pessarra has been responsible for the Fund since its inception in 1993, and has 13 years of experience as an investment professional. Ms. Gibbs is currently Vice President of AIM Capital and has been associated with AIM and/or its subsidiaries since 1992 and has 12 years of experience as an investment professional. Ms. Gibbs has been responsible for the Fund since 1995.

  Claude C. Cody IV, Robert G. Alley and Craig A. Smith are responsible for day-to-day management of the GLOBAL UTILITIES FUND'S portfolio securities. Mr. Cody is Vice President of AIM Capital and has been responsible for the Fund since its inception in 1994. Mr. Cody has been associated with AIM and/or its subsidiaries since 1992 and has 21 years of experience as an investment professional. Mr. Alley has been responsible for the Fund since its inception in 1994. Mr. Alley's background is discussed above with respect to the management of the Diversified Income Fund. Mr. Smith is Vice President of AIM Capital and has been responsible for the Fund since 1996. Mr. Smith has been associated with AIM since 1989, and has 7 years of experience as an investment professional.

  Karen Dunn Kelley, Meggan M. Walsh and Paula A. Permenter are responsible for day-to-day management of the GOVERNMENT FUND'S portfolio securities. Ms. Kelley is Senior Vice President of AIM Capital, Vice President of AIM and Vice President of the Company and has been responsible for the Fund since its inception in 1993. Ms. Kelley has been associated with AIM and/or its subsidiaries since 1989 and has 15 years of experience as an investment professional. Ms. Walsh is Vice President of AIM Capital and has been responsible for the Fund since its inception in 1993. Ms. Walsh has been associated with AIM and/or its subsidiaries since 1991 and has 10 years of experience as an investment professional. Ms. Permenter has been responsible for the Fund since 1996. Ms. Permenter has been associated with AIM since 1996 and has 9 years of experience as an investment professional. Prior to joining AIM, she was an Associate Trader and Investment Assistant with Van Kampen American Capital Asset Management, Inc.

  Jonathan C. Schoolar, Robert M. Kippes and David P. Barnard are primarily responsible for day-to-day management of the GROWTH FUND'S portfolio securities. Mr. Schoolar's background is discussed above with respect to the management of the Capital Appreciation Fund. Mr. Schoolar has been responsible for the Fund since its inception in 1993. Mr. Kippes' background is discussed above with respect to the management of the Capital Appreciation Fund. Mr. Kippes has been responsible for the Fund since its inception in 1993. Mr. Barnard is Vice President of AIM Capital and has been responsible for the Fund since its inception in 1993. Mr. Barnard has been associated with AIM and/or its subsidiaries since 1982 and has 22 years experience as an investment professional.

  Lanny H. Sachnowitz and Joel E. Dobberpuhl are primarily responsible for day-to-day management of the GROWTH & INCOME FUND'S portfolio securities. Mr. Sachnowitz is Vice President of AIM Capital and has been responsible for the Fund since its inception in 1994. Mr. Sachnowitz has 10 years of experience as an investment professional and has been associated with AIM and/or its subsidiaries since 1987. Mr. Dobberpuhl is Vice President of AIM Capital and has been responsible for the Fund since 1995. Mr. Dobberpuhl has 8 years of experience as an investment professional and has been associated with AIM and/or its subsidiaries since 1990.

  A. Dale Griffin III, Paul A. Rogge, Barrett K. Sides, Dominic H. R. Moross and Clas G. Olsson are responsible for day-to-day management of the INTERNATIONAL FUND'S portfolio securities. Mr. Griffin is Vice President of AIM Capital and has been responsible for the Fund since its inception in 1993. Mr. Griffin has been associated with AIM and/or its subsidiaries since 1989 and has 10 years experience as an investment professional. Mr. Rogge is Vice President of AIM Capital and has been associated with AIM and/or its subsidiaries since 1991. Mr. Rogge has been responsible for the Fund since its inception in 1993 and has 6 years of experience as an investment professional. Mr. Sides is Assistant Vice President of AIM Capital and has been associated with AIM and/or its affiliates since 1990. Mr. Sides has been responsible for the Fund since 1995 and has 7 years of experience as an investment professional. Mr. Moross is Assistant Vice President of AIM Capital and has been associated with AIM and/or its subsidiaries since 1993. Mr. Moross has been responsible for the Fund since 1995 and has 3 years of experience as an investment professional. Prior to joining AIM, he was a management graduate trainee with Maxwell Communications PLC. Mr. Olsson has been responsible for the Fund since 1997. Mr. Olsson has been associated with AIM and/or its subsidiaries since 1994 and has 3 years of experience as an investment professional. Prior to joining AIM, he was a broker assistant with Merrill Lynch.

  Joel E. Dobberpuhl and Robert A. Shelton are responsible for day-to-day management of the VALUE FUND'S portfolio securities. Mr. Dobberpuhl's background is discussed above with respect to the management of the GROWTH & INCOME FUND. Mr. Dobberpuhl has been responsible for the Fund since its inception in 1993. Mr. Shelton has been responsible for the Fund since 1997. Mr. Shelton has been associated with AIM and/or its subsidiaries since 1995 and has 6 years of experience as an investment professional. Prior to joining AIM, he was a financial analyst for CS First Boston.

  ADVISORY FEES. As compensation for its services AIM is paid an investment advisory fee, which is calculated separately for each Fund at an annual rate of the applicable Fund's average daily net assets. For the fiscal year ended December 31, 1996, compensation paid to AIM pursuant to the Advisory Agreement and the total expenses of each Fund stated as a percentage of each Fund's average daily net assets, were as follows:

                                              COMPENSATION                            COMPENSATION
                                                 TO AIM          EXPENSE RATIO           TO AIM            EXPENSE RATIO
                                           (AFTER WAIVER AND   (AFTER WAIVER AND   (BEFORE WAIVER AND    (BEFORE WAIVER AND
                                             REIMBURSEMENT)      REIMBURSEMENT)       REIMBURSEMENT)       REIMBURSEMENT)
                                            -----------------   -----------------   ------------------   ------------------
AIM V.I. Capital Appreciation Fund.........        0.64%               0.73%               0.64%                0.73%
AIM V.I. Diversified Income Fund...........        0.60%               0.86%               0.60%                0.86%
AIM V.I. Global Utilities Fund.............        0.51%               1.40%               0.65%                1.55%
AIM V.I. Government Securities Fund........        0.50%               0.91%               0.50%                0.91%
AIM V.I. Growth Fund.......................        0.65%               0.78%               0.65%                0.78%
AIM V.I. Growth and Income Fund............        0.65%               0.78%               0.65%                0.78%
AIM V.I. International Equity Fund.........        0.75%               0.96%               0.75%                0.96%
AIM V.I. Money Market Fund.................        0.40%               0.55%               0.40%                0.55%
AIM V.I. Value Fund........................        0.64%               0.73%               0.64%                0.73%

  AIM may from time to time voluntarily waive or reduce their respective fees. Fee waivers or reductions, other than those contained in the Advisory Agreement, may be modified or terminated at any time.

  ADMINISTRATOR. The Company has entered into an Administrative Services Agreement, with AIM, pursuant to which AIM has agreed to provide certain accounting and other administrative services to the Funds, including the services of a principal financial officer of the Funds and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the Funds reimburse AIM for expenses incurred by AIM or its subsidiaries in connection with such services.

  AIM received reimbursement of administrative services costs from the Company on behalf of each of the Funds, pursuant to the Administrative Services Agreement for the fiscal year ended December 31, 1996, as follows:

                                                              PERCENTAGE
                                                              OF AVERAGE
                                                              NET ASSETS
                                                              -----------
AIM V.I. Capital Appreciation Fund..........................     0.02%
AIM V.I. Diversified Income Fund............................     0.10%
AIM V.I. Global Utilities Fund..............................     0.43%
AIM V.I. Government Securities Fund.........................     0.18%
AIM V.I. Growth Fund........................................     0.03%
AIM V.I. Growth and Income Fund.............................     0.04%
AIM V.I. International Equity Fund..........................     0.05%
AIM V.I. Money Market Fund..................................     0.04%
AIM V.I. Value Fund.........................................     0.02%

  DISTRIBUTOR. The Company has entered into a master distribution agreement, dated February 28, 1997, (the "Distribution Agreement") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of the shares of the Funds. A previous master distribution agreement between the Company and AIM Distributors, with substantially identical terms to the Distribution Agreement, was in effect prior to February 28, 1997. The address of AIM Distributors is 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173. Certain directors and officers of the Company are affiliated with AIM Distributors and AIM Management. The Distribution Agreement provides that AIM Distributors has the exclusive right to distribute shares of the Funds to insurance company separate accounts.
--------------------------------------------------------------------------------

                       PURCHASE AND REDEMPTION OF SHARES

  The Company offers the shares of the Funds, on a continuous basis, to both registered and unregistered separate accounts of affiliated and unaffiliated Participating Insurance Companies to fund variable annuity contracts (the "Contracts") and variable life insurance policies ("Policies"). Each separate account contains divisions, each of which corresponds to a Fund in the Company. Net purchase payments under the Contracts are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Fund which corresponds to that division. Each separate account purchases and redeems shares of these Funds for its divisions at net asset value without sales or redemption charges. Currently more than one insurance company separate account invests in the Funds.

  Each Fund ordinarily effects orders to purchase or redeem its shares that are based on transactions under Policies or Contracts (e.g., purchase or premium payments, surrender or withdrawal requests, etc.) at the Fund's net asset value per share next computed on the day on which the separate account processes such transactions. Each Fund effects orders to purchase or redeem its shares that are not based on such transactions at the Fund's net asset value per share next computed on the day on which the Fund receives the orders.

  Please refer to the appropriate separate account prospectus related to your Contract for more information regarding the Contract.

  The Company, in the future, may offer the shares of its Funds to certain pension and retirement plans ("Plans") qualified under the Internal Revenue Code. The relationships of Plans and Plan participants to the Fund would be subject, in part, to the provisions of the individual plans and applicable law. Accordingly, such relationships could be different from those described in this Prospectus for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges. The Company does not foresee any disadvantage to purchasers of Contracts or Policies or to Plan participants arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of Contracts and Policies (and the interests of any Plan participants) to conflict. For example, violation of the federal tax laws by one separate account investing in the Company could cause the Contracts and Policies funded through another separate account to lose their tax-deferred status, unless remedial action were taken. At the same time, the Company and the separate accounts (and any Plans investing in the Company) are subject to conditions imposed by the Securities and Exchange Commission and designed to prevent or remedy any conflict of interest. In this connection, the Board of Directors has the obligation to monitor events for any material irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken to remedy or eliminate the conflict. If a material irreconcilable conflict arises between separate accounts (or Plans), a separate account (or Plan) may be required to withdraw its participation in a Fund. If it becomes necessary for any separate account (or Plan) to replace Shares of a Fund with another investment, the Fund may have to liquidate portfolio securities on a disadvantageous basis.
--------------------------------------------------------------------------------

                        DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each of the Funds will be determined as of the close of regular trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each "business day of the Fund." In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts generally will be valued

15 minutes after the close of trading of the NYSE. A "business day of a Fund" is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the observed holidays of New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a Fund is determined by subtracting the liabilities (e.g., the expenses) of the Fund from the assets of the Fund and dividing the result by the total number of shares outstanding of such Fund. The determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

  VALUATION OF INVESTMENTS OF ALL FUNDS EXCEPT THE MONEY MARKET FUND. Among other items, a Fund's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers and in accordance with methods which are specifically authorized by the Board of Directors of the Company. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

  VALUATION OF THE MONEY MARKET FUND'S INVESTMENTS. The Money Market Fund uses the amortized cost method of valuing the securities held by the Fund and rounds the Fund's per share net asset value to the nearest whole cent; therefore, it is anticipated that the net asset value of the shares of the Fund will remain constant at $1.00 per share. However, the Company can give no assurance that the Fund can maintain a $1.00 net asset value per share.

  FUTURES CONTRACTS. Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund that has entered into the futures contract records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
--------------------------------------------------------------------------------

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

  DIVIDENDS AND DISTRIBUTIONS. The Funds declare and distribute dividends representing substantially all net investment income as follows:

                                                              DIVIDENDS   DIVIDENDS
                                                              DECLARED      PAID
                                                              ---------   ---------
AIM V.I. Capital Appreciation Fund..........................  annually    annually
AIM V.I. Diversified Income Fund............................  annually    annually
AIM V.I. Global Utilities Fund..............................  annually    annually
AIM V.I. Government Securities Fund.........................  annually    annually
AIM V.I. Growth Fund........................................  annually    annually
AIM V.I. Growth and Income Fund.............................  annually    annually
AIM V.I. International Equity Fund..........................  annually    annually
AIM V.I. Money Market Fund..................................     daily       daily
AIM V.I. Value Fund.........................................  annually    annually

  Substantially all net realized capital gains, if any, are distributed on an annual basis, except for the Money Market Fund, which may distribute net realized short-term gains more frequently.

  All such distributions will be automatically reinvested, at the election of Participating Insurance Companies, in shares of the Fund issuing the distribution at the net asset value determined on the reinvestment date.

  TAX MATTERS. Each series of shares of the Company is treated as a separate association taxable as a corporation. Each Fund intends to qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company ("RIC") for each taxable year. As a RIC, a Fund will not be subject to federal income tax to the extent it distributes to its shareholders its net investment income and net capital gains.

  In order to qualify as a regulated investment company, each Fund must satisfy certain requirements concerning the nature of its income, diversification of its assets and distribution of its income to shareholders. In order to ensure that individuals holding the Contracts whose assets are invested in a Fund will not be subject to federal income tax on distributions made by the Fund prior to the receipt of payments under the Contracts, each Fund intends to comply with additional requirements of Section 817(h) of the Code relating to both diversification of its assets and eligibility of an investor to be its shareholder. Certain of these requirements in the aggregate may limit the ability of a Fund to engage in transactions involving options, futures contracts, forward contracts and foreign currency and related deposits.

  Any Fund's transactions in non-equity options, forward contracts, futures contracts and foreign currency will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of fund securities and convert short-term capital losses into long-term capital losses. These losses could therefore affect the amount, timing and character of distributions.

  The holding of the foreign currencies and investments by a Fund in certain "passive foreign investment companies" may be limited in order to avoid imposition of a tax on such Fund.

  Each Fund investing in foreign securities may be subject to foreign withholding taxes on income from its investments. In any year in which more than 50% in value of a Fund's total assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect to treat any foreign taxes paid by it as if they had been paid by its shareholders. The insurance company segregated asset accounts holding Fund shares should consider the impact of this election.

  Holders of Contracts under which assets are invested in the Funds should refer to the prospectus for the Contracts for information regarding the tax aspects of ownership of such Contracts.
--------------------------------------------------------------------------------

                              GENERAL INFORMATION

  ORGANIZATION OF THE COMPANY. The Company was organized on January 22, 1993 as a Maryland corporation, and is registered with the Securities and Exchange Commission as an open-end, series, management investment company. The Company currently consists of nine separate portfolios (i.e., the Funds).

  The authorized capital stock of the Company consists of 2,500,000,000 shares of common stock with a par value of $.001 per share, of which 250,000,000 shares are classified AIM V.I. CAPITAL APPRECIATION FUND shares, 250,000,000 shares are classified AIM V.I. DIVERSIFIED INCOME FUND shares, 250,000,000 shares are classified AIM V.I. GLOBAL UTILITIES FUND shares, 250,000,000 shares are classified AIM V.I. GOVERNMENT SECURITIES FUND shares, 250,000,000 are classified AIM V.I. GROWTH FUND shares, 250,000,000 shares are classified AIM V.I. GROWTH AND INCOME FUND shares, 250,000,000 shares are classified AIM V.I. INTERNATIONAL EQUITY FUND shares, 250,000,000 shares are classified AIM V.I. MONEY MARKET FUND shares, 250,000,000 shares are classified AIM V.I. VALUE FUND shares, and the balance of which are unclassified.

  The shares of each Fund have equal rights with respect to voting, except that
(i) the holders of shares of all classes of a particular Fund voting together will have the exclusive right to vote on matters (such as advisory fees) pertaining solely to that Fund, and (ii) the holders of shares of a particular class will have the exclusive right to vote on matters pertaining to distribution plans, if any such plans are adopted, relating solely to such class. Shareholders of the Funds do not have cumulative voting rights.

  The Company understands that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with instructions received from Contract owners, annuitants and beneficiaries. Fund shares held by a registered separate account as to which no instructions have been received will be voted for or against any proposition, or in abstention, in the same proportion as the shares of that separate account as to which instructions have been received. Fund shares held by a registered separate account that are not attributable to Contracts will also be voted for or against any proposition in the same proportion as the shares for which voting instructions are received by that separate account. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

  Under Maryland law and the Company's By-Laws, the Company need not hold an annual meeting of shareholders unless a meeting is required under the 1940 Act to elect directors. Shareholders may remove directors from office, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Company's outstanding shares.

  There are no preemptive or conversion rights applicable to any of the Company's shares. Each Fund's shares, when issued, are fully paid and non-assessable.

  As of April 1, 1997, IDS Life Insurance Company, through its separate accounts, owned more than 25 percent of the shares of the Growth and Income Fund, and, therefore, could be deemed to "control" such Fund, as that term is defined in the Investment Company Act of 1940. As of April 1, 1997, Connecticut General Life Insurance Company, through its separate accounts, owned more than 25 percent of the shares of each of the Funds and, therefore, could be deemed to "control" each Fund, as that term is defined in the Investment Company Act of 1940. As explained above, however, insurance company separate accounts vote their shares of a Fund in accordance with instructions received from Contract owners, annuitants and beneficiaries and, in this sense, would not "control" such Fund.

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, serves as custodian for the Funds' portfolio securities and cash and also serves as the transfer agent and as dividend paying agent.

  LEGAL COUNSEL. Freedman, Levy, Kroll & Simonds, Washington, D.C. has advised the Company on certain federal securities law matters.

  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the Funds prior to investing. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge by writing or calling AIM Distributors. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                                                                      APPENDIX A
--------------------------------------------------------------------------------

                     DESCRIPTION OF CORPORATE BOND RATINGS

  Investment grade debt securities are those rating categories indicated by an asterisk (*).

  Moody's Investors Service, Inc.'s corporate bond ratings are as follows:

  *Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  *Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

  *A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

  *Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

  Standard and Poor's Ratings Services classifications are as follows:

  *AAA -- Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

  *AA -- Debt rated "AA" has a very stong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

  *A -- Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  *BBB -- Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher categories.

  BB, B, CCC, CC, C -- Debt rated "BB", "B", "CCC", "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  BB -- Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB --" rating.

  B -- Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB --" rating.

  CCC -- Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B --" rating.

  CC -- The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

  C -- The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC --" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

  C1 -- The rating "C1" is reserved for income bonds on which no interest is being paid.

  D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

  Plus (+) or Minus (-): The rating from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

  Duff & Phelps fixed-income ratings are as follows:

  *AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

  *AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

  *A+, A, A- -- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

  *BBB+, BBB, BBB- -- Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

  BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

  B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

  CCC -- Well below investment grade securities. May be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

  Fitch Investors Service, Inc.'s bond ratings are as follows:

  *AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

  *AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

  *A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

  *BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  BB -- Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

  B -- Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

  CCC -- Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

  CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

  C -- Bonds are in imminent default in payment of interest or principal.

  DDD, DD, and D -- Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

  Plus (+) Minus (-) -- Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA", "DDD", "DD", or "D" categories.

                                                                      APPENDIX B
--------------------------------------------------------------------------------

               DESCRIPTION OF OBLIGATIONS ISSUED OR GUARANTEED BY
                 U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES

  The following list includes certain common Agency Securities, as defined in the Prospectus, and does not purport to be exhaustive.

  EXPORT-IMPORT BANK CERTIFICATES -- are certificates of beneficial interest and participation certificates issued and guaranteed by the Export-Import Bank of the United States.

  FEDERAL FARM CREDIT SYSTEM NOTES AND BONDS -- are bonds issued by a cooperatively owned, nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U. S. Government.

  FEDERAL HOME LOAN BANK NOTES AND BONDS -- are notes and bonds issued by the Federal Home Loan Bank System.

  FHA DEBENTURES -- are debentures issued by the Federal Housing Authority of the U. S. Government.

  FHA INSURED NOTES -- are bonds issued by the Farmers Home Administration of the U. S. Government.

  FEDERAL HOME LOAN MORTGAGE CORPORATION ("FHLMC") BONDS -- are bonds issued and guaranteed by FHLMC, a corporate instrumentality of the U.S. Government. The Federal Home Loan Banks own all the capital stock of FHLMC, which obtains its funds by selling mortgages (as well as participation interests in the mortgages) and by borrowing funds through the issuance of debentures and otherwise.

  FHLMC PARTICIPATION CERTIFICATES OR "FREDDIE MACS" -- represent undivided interests in specified groups of conventional mortgage loans (and/or participation interests in those loans) underwritten and owned by FHLMC. At least 95% of the aggregate principal balance of the whole mortgage loans and/or participations in a group formed by FHLMC typically consists of single-family mortgage loans, and not more than 5% consists of multi-family loans. FHLMC Participation Certificates are not guaranteed by, and do not constitute a debt or obligation of, the U.S. Government or any Federal Home Loan Bank. FHLMC Participation Certificates are issued in fully registered form only, in original unpaid principal balances of $25,000, $100,000, $200,000, $500,000, $1 million and $5 million. FHLMC guarantees to each registered holder of a Participation Certificate, to the extent of such holder's pro rata share (i) the timely payment of interest accruing at the applicable certificate rate on the unpaid principal balance outstanding on the mortgage loans, and (ii) collection of all principal on the mortgage loans without any offset or deductions. Pursuant to these guaranties, FHLMC indemnifies holders of Participation Certificates against any reduction in principal by reason of charges for property repairs, maintenance, and foreclosure.

  FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") BONDS -- are bonds issued and guaranteed by FNMA, a federally chartered and privately-owned corporation.

  FNMA PASS-THROUGH CERTIFICATES OR "FANNIE MAES" -- are mortgage pass-through certificates issued and guaranteed by FNMA. FNMA Certificates represent a fractional undivided ownership interest in a pool of mortgage loans either provided from FNMA's own portfolio or purchased from primary lenders. The mortgage loans included in the pool are conventional, insured by the Federal Housing Administration or guaranteed by the Veterans Administration. FNMA Certificates are not backed by, nor entitled to, the full faith and credit of the U.S. Government.

  Loans not provided from FNMA's own portfolio are purchased only from primary lenders that satisfy certain criteria developed by FNMA, including depth of mortgage origination experience, servicing experience and financial capacity. FNMA may purchase an entire loan pool from a single lender, and issue Certificates backed by that loan pool alone, or may package a pool made up of loans purchased from various lenders.

  Various types of mortgage loans, and loans with varying interest rates, may be included in a single pool, although each pool will consist of mortgage loans related to one-family or two-to-four family residential properties. Substantially all FNMA mortgage pools currently consist of fixed interest rate and growing equity mortgage loans, although FNMA mortgage pools may also consist of adjustable interest rate mortgage loans or other types of mortgage loans. Each mortgage loan must conform to FNMA's published requirements or guidelines with respect to maximum principal amount, loan-to-value ratio, loan term, underwriting standards and insurance coverage.

  All mortgage loans are held by FNMA as trustee pursuant to a trust indenture for the benefit of Certificate holders. The trust indenture gives FNMA responsibility for servicing and administering the loans in a pool. FNMA contracts with the lenders or other servicing institutions to perform all services and duties customary to the servicing of mortgages, as well as duties specifically prescribed by FNMA, all under FNMA supervision. FNMA may remove service providers for cause.

  The pass-through rate on FNMA Certificates is the lowest annual interest rate borne by an underlying mortgage loan in the pool, less a fee to FNMA as compensation for servicing and for FNMA's guarantee. Lenders servicing the underlying mortgage loans receive as compensation a portion of the fee paid to FNMA, the excess yields on pooled loans with coupon rates above the lowest rate borne by any mortgage loan in the pool and certain other amounts collected, such as late charges.

  The minimum size of a FNMA pool is $1 million of mortgage loans. Registered holders purchase Certificates in amounts not less than $25,000.

  FNMA Certificates are marketed by the servicing lender banks, usually through securities dealers. The lender of a single lender pool typically markets all Certificates based on that pool, and lenders of multiple lender pools market Certificates based on a pro rata interest in the aggregate pool. The amount of FNMA Certificates currently outstanding is limited.

  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") CERTIFICATES OR "GINNIE MAES" -- are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled, and, after being approved by GNMA, is offered to investors through securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development.

  GNMA Certificates differ from bonds in that the principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates are called "modified pass-through" securities because they entitle the holder to receive its proportionate share of all interest and principal payments owed on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment. Payment of principal of and interest on GNMA Certificates of the "modified pass-through" type is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government.

  The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return on the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose little risk to principal investment because of the GNMA guarantee.

  As the prepayment rates of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of a single-family dwelling mortgage with 25- to 30-year maturity, the type of mortgage which backs the vast majority of GNMA Certificates, is approximately 12 years. It is therefore customary practice to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

  As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates.

  The yield which will be earned on GNMA Certificates may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Fund.

  Due to the large amount of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

  GENERAL SERVICES ADMINISTRATION ("GSA") PARTICIPATION CERTIFICATES -- are participation certificates issued by the General Services Administration of the U.S. Government.

  MARITIME ADMINISTRATION BONDS -- are bonds issued and provided by the Department of Transportation of the U.S. Government.

  NEW COMMUNITIES DEBENTURES -- are debentures issued in accordance with the provisions of Title IV of the Housing and Urban Development Act of 1968, as supplemented and extended by Title VII of the Housing and Urban Development Act of 1970, the payment of which is guaranteed by the U.S. Government.

  PUBLIC HOUSING NOTES AND BONDS -- are short-term project notes and long-term bonds issued by public housing and urban renewal agencies in connection with programs administered by the Department of Housing and Urban Development of the U.S. Government, the payment of which is secured by the U.S. Government.

  SBA DEBENTURES -- are debentures fully guaranteed as to principal and interest by the Small Business Administration of the U.S. Government.

  SLMA DEBENTURES -- are debentures backed by the Student Loan Marketing Association.

  TITLE XI BONDS -- are bonds issued in accordance with the provisions of Title XI of the Merchant Marine Act of 1936, as amended, the payment of which is guaranteed by the U.S. Government.

  WASHINGTON METROPOLITAN AREA TRANSIT AUTHORITY BONDS -- are bonds issued by the Washington Metropolitan Area Transit Authority and are guaranteed by the Secretary of Transportation of the U.S. Government.

                                                                      APPENDIX C
--------------------------------------------------------------------------------

                    DESCRIPTION OF MONEY MARKET OBLIGATIONS

  The following list does not purport to be an exhaustive list of all Money Market Obligations, and the Funds reserve the right to invest in Money Market Obligations other than those listed below:

1. GOVERNMENT OBLIGATIONS.

  U.S. GOVERNMENT DIRECT OBLIGATIONS -- Bills, notes, and bonds issued by the U.S. Treasury.

  U.S. GOVERNMENT AGENCIES SECURITIES -- Certain federal agencies such as the Government National Mortgage Association have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury.

  FOREIGN GOVERNMENT OBLIGATIONS -- These are U.S. dollar denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Fund's investment advisor to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

2. BANK INSTRUMENTS.

  BANKERS' ACCEPTANCES -- A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

  CERTIFICATES OF DEPOSIT -- A negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity.

  TIME DEPOSITS -- A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

  EURODOLLAR OBLIGATIONS -- A Eurodollar obligation is a U.S. dollar-denominated obligation issued by a foreign branch of a domestic bank.

  YANKEE DOLLAR OBLIGATIONS -- A Yankee dollar obligation is a U.S. dollar-denominated obligation issued by a domestic branch of a foreign bank.

3. COMMERCIAL INSTRUMENTS.

  COMMERCIAL PAPER -- The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

  VARIABLE RATE MASTER DEMAND NOTES -- Variable rate master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria as discussed in the Statement of Additional Information under "Investment Programs." The interest rate on a variable rate master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. All variable rate master demand notes acquired by the Money Market Fund will be payable within a prescribed notice period not to exceed seven days.

4. REPURCHASE AGREEMENTS.

  A repurchase agreement is a contractual undertaking whereby the seller of securities (limited to U.S. Government securities, including securities issued or guaranteed by the U.S. Treasury or the various agencies and instrumentalities of the U.S. Government) agrees to repurchase the securities at a specified price on a future date determined by negotiations.

5. TAXABLE MUNICIPAL SECURITIES.

  Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION





                       AIM VARIABLE INSURANCE FUNDS, INC.

                               11 GREENWAY PLAZA
                                   SUITE 100
                             HOUSTON, TX 77046-1173
                                 (713) 626-1919





  AIM V.I. CAPITAL APPRECIATION FUND          AIM V.I. DIVERSIFIED INCOME FUND
    AIM V.I. GLOBAL UTILITIES FUND           AIM V.I. GOVERNMENT SECURITIES FUND
       AIM V.I. GROWTH FUND                    AIM V.I. GROWTH AND INCOME FUND
  AIM V.I. INTERNATIONAL EQUITY FUND                AIM V.I. MONEY MARKET FUND

                              AIM V.I. VALUE FUND





         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
          IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH
             MAY BE OBTAINED FROM AUTHORIZED DEALERS OR BY WRITING
                   A I M DISTRIBUTORS, INC., P. O. BOX 4739,
                             HOUSTON, TX 77210-4739
                OR BY CALLING (713) 626-1919 (HOUSTON RESIDENTS)
                        OR (800) 347-1919 (ALL OTHERS).




                       -------------------------------





             STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 1997
                   RELATING TO PROSPECTUS DATED: MAY 1, 1997

                               TABLE OF CONTENTS


                                                                                                                     PAGE

INTRODUCTION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

GENERAL INFORMATION ABOUT THE FUNDS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
         The Company and Its Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

PERFORMANCE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
         Total Return Calculations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
         Historical Portfolio Results . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
         Yield Information  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

PORTFOLIO TRANSACTIONS AND BROKERAGE  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
         General Brokerage Policy . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
         Section 28(e) Standards  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
         Portfolio Turnover . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
         Brokerage Commissions Paid . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8

INVESTMENT PROGRAMS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
         Money Market Obligations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
         Repurchase Agreements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
         Lending of Portfolio Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
         Reverse Repurchase Agreements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         Delayed Delivery Agreements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         When-Issued Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         Special Situations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Warrants . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Short Sales  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
         Rule 144A Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
         Utilities Industry . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
         Foreign Exchange Transactions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13

HEDGING AND OTHER INVESTMENT TECHNIQUES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13

INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
         Fundamental Restrictions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
         Non-fundamental Restrictions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17

MANAGEMENT  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
         Directors and Officers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
                 Remuneration of Directors  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22
                 AIM Funds Retirement Plan for Eligible Directors/Trustees  . . . . . . . . . . . . . . . . . . . . .  23
                 Deferred Compensation Agreements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
         Investment Advisory and Administrative Services Agreements . . . . . . . . . . . . . . . . . . . . . . . . .  25
         The Distribution Agreement . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  29

DETERMINATION OF NET ASSET VALUE  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  29

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  31

MISCELLANEOUS INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  32
Audit Reports  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  32
Legal Matters  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  32
Custodian and Transfer Agent . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  32
Principal Holders of Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  33
Other Information  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  36

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  FS

                                  INTRODUCTION

         AIM Variable Insurance Funds, Inc. (the "Company") is a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in Prospectuses dated May 1, 1997 (referred to collectively as the "Prospectuses" and separately as a "Prospectus"), which relate to one or more of the nine series portfolios of the Company (referred to collectively as the "Funds" and separately as a "Fund"). One or more of the Company's nine Funds may not be available under a particular variable annuity contract or variable life insurance policy. Accordingly, this Statement of Additional Information may contain information that is not relevant to the investment options under such a contract or policy. Additional copies of the Prospectuses of the Funds available under a contract or policy and this Statement of Additional Information may be obtained without charge by contacting the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P. O. Box 4739, Houston, TX 77210-4739 or by calling (713) 626-1919. Investors must receive a Prospectus before they invest. To the extent that this Statement of Additional Information contains information concerning a Fund that is not available under a contract or policy, the Statement of Additional Information does not constitute the offer of the shares of that Fund.

         This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Funds' current Prospectus and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                      GENERAL INFORMATION ABOUT THE FUNDS

THE COMPANY AND ITS SHARES

         The Company was organized on January 22, 1993, as a Maryland corporation, and is registered with the SEC as an open-end, series, management investment company. The Company currently consists of nine separate Funds as follows: the AIM V.I. Capital Appreciation Fund ("Capital Appreciation Fund"), the AIM V.I. Diversified Income Fund ("Diversified Income Fund"), the AIM V.I. Global Utilities Fund ("Global Utilities Fund") (formerly known as the AIM V.I. Utilities Fund), the AIM V.I. Government Securities Fund ("Government Fund"), the AIM V.I. Growth Fund ("Growth Fund"), the AIM V.I. Growth and Income Fund ("Growth & Income Fund"), the AIM V.I. International Equity Fund ("International Fund"), the AIM V.I. Money Market Fund ("Money Market Fund"), and the AIM V.I. Value Fund ("Value Fund").

         Each share of a Fund is entitled to one vote, to participate equally in dividends and distributions declared by the Board of Directors with respect to the Fund and, upon liquidation of the Fund, to participate in its proportionate share of the net assets allocable to the Fund remaining after satisfaction of outstanding liabilities of the Fund. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

         Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of directors may elect all of the members of the Board of Directors of the Company. In such event, the remaining holders cannot elect any directors of the Company. See "General Information" in the Prospectus.

                                  PERFORMANCE

TOTAL RETURN CALCULATIONS

         Total returns quoted in advertising reflect all aspects of the applicable Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in such Fund's net asset value per share (NAV) over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a particular Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of such Fund.

         In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph, or similar illustration.

HISTORICAL PORTFOLIO RESULTS

         The Funds' average annual and cumulative total return for the fiscal year ended December 31, 1996 and average annual and cumulative total returns for the period May 5, 1993 (commencement of operations) through December 31, 1996, were as follows:

                                                                                          Since
                                                                                       Inception
                                                                                 ------------------------

                                                                Year Ended       Average
                                                               December 31,       Annual        Cumulative
                                                                  1996            Return          Return
                                                               ------------      ---------      ---------
AIM V.I. Capital Appreciation Fund                                17.58%          20.08%          95.40%
AIM V.I. Diversified Income Fund                                  10.19%           7.89%          32.04%
AIM V.I. Global Utilities Fund*                                   12.07%          12.79%          37.89%
AIM V.I. Government Securities Fund                                2.29%           4.59%          17.84%
AIM V.I. Growth Fund                                              18.09%          15.93%          71.75%
AIM V.I. Growth and Income Fund*                                  19.95%          19.40%          60.54%
AIM V.I. International Equity Fund                                20.05%          14.60%          64.64%
AIM V.I. Money Market Fund                                         4.97%           4.31%          16.69%
AIM V.I. Value Fund                                               15.02%          18.69%          87.21%

              * The inception date of the AIM V.I. Global Utilities Fund and the AIM V.I. Growth and Income Fund was May 2, 1994.

         The total returns quoted above do not reflect charges levied at the insurance company separate account level. For a complete description of the applicable charges, see the fee table in the prospectus for the appropriate insurance company separate account.

         Each Fund's performance may be compared in advertising to the performance of other mutual funds in general, or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper Analytical Services, Inc., Morningstar, Inc. and other independent services which monitor the performance of mutual funds. The Funds may also advertise mutual fund performance rankings which have been assigned to each respective Fund by such monitoring services.

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the Consumer Price Index ("CPI"), the Standard & Poor's ("S&P") 500 Stock Index, and fixed-price investments such as bank certificates of deposit and/or savings accounts.

         The International Fund's performance may also be compared in advertising to performance of comparative benchmarks such as The Financial Times--Actuaries World Indices (a wide range of comprehensive measures of stock price performance for the major stock markets and regional areas), Morgan Stanley Capital International Indices, including the EAFE Index, Pacific Basin Index and Pacific Ex Japan Index (a widely recognized series of indices in international market performance), and indices of stocks comparable to those in which the Fund invests.

         Each Fund's advertising may from time to time include historical discussions of general economic conditions such as inflation rates and changes in the stock market, foreign and domestic interest rates and foreign and domestic political circumstances and events.

         In addition, each Fund's long-term performance may be described in advertising in relation to historical, political and/or economic events.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, variable life insurance, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

YIELD INFORMATION

         Quotations of yield on the Money Market Fund may appear from time to time in the financial press and in advertisements.

         The Money Market Fund's yield is its investment income, less expenses, expressed as a percentage of assets on an annualized basis for an identified period, usually seven days. The yield is expressed as a simple annualized yield and as a compounded effective yield. The yield does not reflect the fees and charges imposed on the assets of the insurance company separate account.

         The standard formulas prescribed by the SEC for calculating yield and effective yield for the Money Market Fund are described below:

         The simple annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the period, and annualizing the resulting quotient (base period return) on a 365-day basis. The net change in account value reflects the value of additional shares purchased with dividends from the original shares in the account during the period, dividends declared on such additional shares during the period, and expenses accrued during the period.

         The compounded effective yield is computed by determining the unannualized base period return, adding one to the base period return, raising the sum to a power equal to 365 divided by the number of days in the period, and subtracting one from the result. Historical yields are not necessarily indicative of future yields. Rates of return will vary as interest rates and other conditions affecting money market instruments change. Yields also depend on the quality, length of maturity and type of instruments in the Fund's portfolio and the Fund's operating expenses. Quotations of yield will be accompanied by information concerning the average weighted maturity of the Fund. Comparison of the quoted yields of various investments is valid only if yields are calculated in the same manner and for identical limited periods. When comparing the yield for a Fund with yields quoted with respect to other investments, shareholders should consider (a) possible differences in time periods, (b) the effect of the methods used to calculate quoted yields, (c) the quality and average-weighted maturity of portfolio investments, expenses, convenience, liquidity and other important factors, and (d) the taxable or tax-exempt character of all or part of dividends received.

         The simple annualized yield and compounded effective yield for the Money Market Fund for the 7 days ended December 31, 1996 were 4.95% and 5.07%, respectively.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

         Subject to policies established by the Board of Directors of the Company, A I M Advisors, Inc. ("AIM") is responsible for decisions to buy and sell securities for each Fund, for the selection of broker-dealers, for the execution of the Fund's investment portfolio transactions, for the allocation of brokerage fees in connection with such transactions and, where applicable, for the negotiation of commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. While AIM generally seeks reasonably competitive commission rates, each Fund does not necessarily pay the lowest commission or spread available.

         Purchases and sales of portfolio securities for the Diversified Income Fund, the Money Market Fund and the Government Fund are generally transacted with the issuer or a primary market maker. In addition, a portion of the securities in which the Funds invest may be traded in over-the-counter ("OTC") markets. In such transactions, the Fund deals directly with the dealers who make markets in the securities involved, except in those circumstances where better prices and executions are available elsewhere. Portfolio transactions placed through dealers serving as primary market makers are effected at net prices, without commissions as such, but which include compensation to the dealer in the form of mark up or mark down.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. In recent years, however, an increasing number of overseas stock markets have adopted a system of negotiated rates, although a number of markets continue to be subject to an established schedule of minimum commission rates.

         Foreign equity securities may be held by the Fund in the form of American Depositary Receipts ("ADRs") or European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers, or securities convertible into foreign equity securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets. ADRs and EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.

         The Funds are not under any obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Brokers who provide supplemental investment research to AIM may receive orders for transactions by a Fund. Information so received will be in addition to and not in lieu of the services required to be performed by AIM under its agreements with the Fund, and the expenses of AIM will not necessarily be reduced as a result of the receipt of such supplemental information. Certain research services furnished by broker-dealers may be useful to AIM in connection with its services to other advisory clients, including the other mutual funds advised by AIM (collectively with the Funds, the "AIM Funds"). Also, a Fund may pay a higher price for securities or higher commissions in recognition of research services furnished by broker-dealers.

         AIM may from time to time determine target levels of commission business for AIM to transact with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be determined based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; (3) certain products and/or services provided to the Funds, the cost of which will be included in Fund expenses reported to shareholders; and (4) the broker's attitude toward an interest in mutual funds in general and in the Funds and the other AIM Funds in particular. No specific formula will be used in connection with any of the foregoing considerations in determining the target levels. However, if a broker has indicated a certain level of desired commissions in return for certain research services provided by the broker, this factor will be taken into consideration by AIM.

         Subject to the overall objective of obtaining best price and execution for the Funds, AIM may also consider sales of shares by broker-dealers of each Fund and of the other AIM Funds as well as sales of variable annuity contracts ("Contracts") and variable life insurance policies ("Policies") funded through the Funds ("selling dealers"), as a factor in the selection of broker-dealers to execute portfolio transactions for a Fund. Such portfolio transactions may be executed directly by selling dealers or by other broker-dealers with which selling dealers have clearing arrangements.

         AIM will seek, whenever possible, to recapture for the benefit of a Fund any commissions, fees, brokerage or similar payments paid by the Fund on portfolio transactions. Normally, the only fees which may be recaptured are the soliciting dealer fees on the tender of a Fund's portfolio securities in a tender or exchange offer.

         AIM and its affiliates manage several other investment accounts, some of which may have investment objectives similar to those of the Funds. It is possible that, at times, identical securities will be appropriate for investment by one or more of such investment accounts. The position of each account, however, in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchases by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of a Fund(s) and one or more of these accounts is considered at or about the same time. AIM may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Simultaneous transactions could, however, adversely affect the ability of a Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         These combined transactions, and related brokerage charges, will be allocated among the Fund(s) and such accounts in a manner consistent with guidelines and procedures approved by the Company's Board of Directors that are designed to achieve an equitable manner of allocation. In some cases the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, the main factors considered by AIM are the respective investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the judgments of the persons responsible for recommending the investment.

         From time to time, an identical security may be sold by an AIM Fund or another investment account advised by AIM or A I M Capital Management, Inc. ("AIM Capital") and simultaneously purchased by another investment account advised by AIM or AIM Capital, when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts advised by AIM or AIM Capital. Procedures pursuant to Rule 17a-7 under the Investment Company Act of 1940, as amended (the "1940 Act") regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Company. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.

SECTION 28(e) STANDARDS

         As permitted by Section 28(e) of the Securities Exchange Act of 1934, AIM may cause a Fund to pay a broker that provides brokerage and research services to AIM an amount of commission for effecting a securities transaction for the Fund in excess of the commission another broker would have charged for effecting that transaction. To obtain the benefit of Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [its] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion" and that the services provided by a broker provide AIM with lawful and appropriate assistance in the performance of its investment decision-making responsibilities. Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. The Funds will not knowingly pay a higher spread than the lowest available in principal transactions as a result of its receipt of research services from a dealer.

         Broker-dealers utilized by AIM may furnish statistical, research and other information or services which are deemed by AIM to be beneficial to the Funds' investment programs. Research services received from brokers supplement AIM's own research (and the research of sub-advisors to other clients of AIM) and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities markets, specific industry groups and individual companies; information on political developments; portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the brokers utilized by AIM as a group tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, this research provides AIM with a diverse perspective on financial markets. Research services which are provided to AIM by brokers are available for the benefit of all accounts managed or advised by AIM (or by sub-advisors to accounts managed or advised by AIM). In some cases, the research services are available only from the broker providing such services. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM is of the opinion that because the broker research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that AIM would have purchased any such research services had such services not been provided by brokers, the expenses of such services to AIM could be considered to have been reduced accordingly.

         For the fiscal year ended December 31, 1996, certain Funds paid brokerage commissions to certain brokers for research services. The amount of such transactions and related commissions paid by each Fund were as follows:

                                                         Commissions                 Transactions
                                                         -----------                 ------------
            AIM V. I. Capital Appreciation Fund         $      28,903            $      18,994,712
            AIM V. I. Global Utilities Fund             $         436            $         172,301
            AIM V. I. Growth Fund                       $      34,178            $      26,764,978
            AIM V. I. Growth & Income Fund              $      17,263            $      13,967,796
            AIM V. I. International Equity Fund         $         326            $         302,754
            AIM V. I. Value Fund                        $      38,002            $      29,214,988


         As of December 31, 1996, the following Funds entered into repurchase agreements with the following regular brokers, as that term is defined in Rule 10b-1 under the 1940 Act, having the noted market values.


                                                            DAIWA SECURITIES     DRESDNER
                               FUNDS                          AMERICA, INC.     SECURITIES
                                                                                (USA), INC.
            AIM V. I. Capital Appreciation Fund               $ 26,887,387          N/A

            AIM V.I. Diversified Fund                         $  1,400,000          N/A

            AIM V.I. Global Utilities Fund                    $  1,515,191          N/A

            AIM V.I. Government Securities Fund               $  1,746,103          N/A

            AIM V.I. Growth Fund                              $  1,834,472          N/A

            AIM V.I. Growth and Income Fund                   $ 11,372,723          N/A

            AIM V.I. International Equity Fund                $  9,477,779          N/A

            AIM V.I. Money Market Fund                        $  9,120,800      $3,833,494

            AIM V.I. Value Fund                               $ 33,466,561          N/A


         The following information regarding securities acquired by the Funds of their regular brokers, as defined in Rule 10b-1 under the 1940 Act, is as of December 31, 1996. AIM V.I. Growth and Income Fund held an amount of common stock issued by Merrill Lynch & Co., Inc. and Morgan Stanley Group, Inc. having a market value of $1,304,000 and $714,062, respectively. AIM V.I. Money Market Fund had entered into a master note agreement with Morgan Stanley Group Inc. having a market value of $3,000,000. AIM V.I. Money Market Fund had entered into a promissory note agreement with Goldman, Sachs & Co. having a market value of $3,000,000.

PORTFOLIO TURNOVER

         The portfolio turnover rate of each Fund is shown under "Financial Highlights" in the Prospectus. In any particular year, however, market conditions could result in portfolio activity at a rate greater or lesser than anticipated. Higher portfolio turnover increases transaction costs to the Fund.

BROKERAGE COMMISSIONS PAID

         Brokerage commissions paid by each of the Funds listed below were as follows for the fiscal year ended December 31, 1996, the eleven months ended December 31, 1995, the fiscal year ended January 31, 1995 and for the period May 5, 1993 (date operations commenced) through January 31, 1994.


                                                   December 31,     December 31,    January 31,        January 31,
                                                       1996            1995             1995              1994
                                                       ----            ----             ----              ----
         AIM V.I. Capital Appreciation Fund       $  405,056         $400,895          $161,528          $48,753
         AIM V.I. Diversified Income Fund         $    1,670         $ 74,475          $ 17,471          $   -0-
         AIM V.I. Global Utilities Fund           $   16,365         $ 24,107          $  9,280*         $   N/A
         AIM V.I. Government Securities Fund      $      -0-         $    -0-          $    -0-          $   -0-
         AIM V.I. Growth Fund                     $  578,444         $315,627          $173,691          $54,735
         AIM V.I. Growth and Income Fund          $  417,167         $177,420          $ 20,436*         $   N/A
         AIM V.I. International Equity Fund       $  557,527         $312,071          $ 89,187          $85,606
         AIM V.I. Money Market Fund               $      -0-         $    -0-          $    -0-          $   -0-
         AIM V.I. Value Fund                      $1,126,384         $862,938          $362,126          $76,623

         * Commissions paid are for the period May 2, 1994 (date operations commenced) through January 31, 1995.


                              INVESTMENT PROGRAMS

         Information concerning each Fund's fundamental investment objective is set forth in the Prospectus under the heading "Investment Objectives and Programs." There can be no assurance that any Fund will achieve its objective. The principal features of each Fund's investment program and the primary risks associated with that investment program are discussed in the Prospectus under the heading "Investment Objectives and Programs--Certain Investment Strategies and Techniques." The following discussion of investment policies supplements the discussion of the investment objectives and policies set forth in the Prospectus.

MONEY MARKET OBLIGATIONS

         As set forth in the Prospectus, the Money Market Fund will limit its purchases of Money Market Obligations to U.S. dollar denominated securities which are

                 (i) "First Tier" securities, as such term is defined from time to time in Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), or

                 (ii) securities guaranteed as to payment of principal and interest by the U.S. Government.

         As of the date of this Statement of Additional Information, Rule 2a-7 defines a "First Tier Security" as any "Eligible Security" (as defined in Rule 2a-7 and set forth in this Statement of Additional Information under "Determination of Net Asset Value") that:

                 (i) is rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by the Requisite NRSROs(1) in the highest rating category for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

                 (ii) is a security described in paragraph (a)(5)(ii) of Rule 2a-7 (i.e. a security that at the time of issuance was a long-term security but that has a remaining maturity of 397 days or less) whose issuer has received from the Requisite NRSROs a rating, with respect to a class of short-term debt obligations (or any security within that class) that now is comparable in priority and security with the security, in the highest rating category for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

                 (iii) is an Unrated Security that is of comparable quality to a security meeting the requirements of clauses (i) and (ii) above, as determined by the Company's Board of Directors.

         Subsequent to its purchase by the Fund, an issue of Money Market Obligations may cease to be a First Tier security. Subject to certain exceptions set forth in Rule 2a-7, such an event will not require the elimination of the security from the Fund, but AIM will consider such an event to be relevant in its determination of whether the Fund should continue to hold the security. To the extent that the ratings applied by an NRSRO to Money Market Obligations may change as a result of changes in these rating systems, the Fund will attempt to use comparable ratings as standards for its investments in Money Market Obligations in accordance with the investment policies described herein.

REPURCHASE AGREEMENTS

         The Funds may each enter into repurchase agreements. A repurchase agreement is an instrument under which a Fund acquires ownership of a debt security and the seller (usually a broker or bank) agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period.

         Although the underlying collateral for repurchase agreements may have maturities exceeding one year, the Funds will not enter into repurchase agreements expiring in more than seven days. The Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Repurchase agreements are considered to be loans by the Fund under the 1940 Act. Securities subject to repurchase agreements will be held in the custodian's account with the Federal Book-Entry System on behalf of the Fund.

LENDING OF PORTFOLIO SECURITIES

         For the purpose of realizing additional income, each Fund (except the Money Market Fund) may lend portfolio securities in amounts not to exceed 33-1/3% of a Fund's total assets. Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received

--------------
1 "Requisite" NRSRO shall mean (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or
          (b) if only one NRSRO has issued a rating with respect to such security or issuer at security, that NRSRO. At present the NRSROs are: Standard & Poor's Corp., Moody's Investors Service, Inc., Thomson Bankwatch, One, Duff and Phelps, Inc., Fitch Investors Services, Inc. and, with respect to certain types of securities, IBCA Ltd and its subsidiary, IBCA, Inc. Subcategories or gradations in ratings (such as a "+" or "-") do not count as rating categories.

will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under each such Fund's investment program. While the securities are being lent, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Fund has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. A Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to persons deemed by AIM to be of good standing and will not be made unless, in the judgment of AIM, the consideration to be earned from such loans would justify the risk.

REVERSE REPURCHASE AGREEMENTS

         Each of the Funds may enter into reverse repurchase agreements, which involve the sale of securities (i.e., money market instruments in the case of the Money Market Fund) held by the Fund, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. The Funds may employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions and only in amounts up to 33-1/3% of the value of each Fund's total assets at the time any such Fund enters into a reverse repurchase agreement. At the time it enters into a reverse repurchase agreement, a Fund will segregate high-quality debt securities having a dollar value equal to the repurchase price. The segregated securities will be marked-to-market, and additional securities will be segregated if necessary to maintain adequate coverage. The Funds will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments which would otherwise have to be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions.

DELAYED DELIVERY AGREEMENTS

         Each of the Funds may enter into delayed delivery agreements, which involve commitments by each such Fund to dealers or issuers to acquire securities or instruments at a specified future date beyond the customary settlement date for such securities. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, AIM can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Fund. Until the settlement date, the Fund will segregate cash or other high-quality debt securities of a dollar value sufficient at all times to make payment for the delayed delivery securities. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Fund and will be subject to the risks of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Fund until settlement. If cash is not available to the Fund at the time of settlement, the Fund may be required to dispose of portfolio securities that it would otherwise hold to maturity in order to meet its obligation to accept delivery under a delayed delivery agreement. The Board of Directors has determined that entering into delayed delivery agreements does not present a materially increased risk of loss to shareholders, but the Board of Directors may restrict the use of delayed delivery agreements if the risk of loss is determined to be material or if it affects the constant net asset value of the Money Market Fund.

WHEN-ISSUED SECURITIES

         Each of the Funds may purchase securities on a "when-issued" basis. Many new issues of debt securities are offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Funds will only make commitments to purchase such debt securities with the intention of actually acquiring such securities, but the Funds may each sell these securities before the settlement date if it is deemed advisable. The Fund holds, and maintains until the settlement date segregated cash or other high quality debt securities of a dollar value sufficient at all times to make payment for the when-issued securities. The securities will be marked-to-market and additional cash or securities will be segregated if necessary to maintain adequate coverage of the when-issued commitments.

         Securities purchased on a when-issued basis and the securities held in the Funds' portfolios are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates rise). Therefore, if, in order to achieve higher interest income, a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then-available cash flow, by sale of the segregated securities, by the sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the applicable Fund's payment obligation).

         A sale of securities to meet such obligations carries with it a greater potential for the realization of net short-term capital gains, which are not exempt from federal income taxes. The value of when-issued securities on the settlement date may be more or less than the purchase price.

SPECIAL SITUATIONS

         Although the Capital Appreciation Fund does not currently intend to do so, it may invest in "special situations." A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs and new management or management policies. Although large and well known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities. The Capital Appreciation Fund will not, however, purchase securities of any company with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the Fund's investment in all such companies, taken at cost, to exceed 5% of the value of the Fund's total assets.

WARRANTS

         The Growth & Income Fund may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors. The investment in warrants by the Fund, valued at the lower of cost or market, may not exceed 5% of the value of its net assets and not more than 2% of such value may be warrants which are not listed on the New York or American Stock Exchanges.

SHORT SALES

         Each of the Funds (except the Money Market Fund) may enter into short sales transactions from time to time. None of these Funds will make short sales of securities nor maintain a short position unless at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." Such short sales will be used by each of the Funds for the purpose of deferring recognition of gain or loss for federal income tax purposes. In no event may more than 10% of the value of any such Fund's total assets be deposited or pledged as collateral for such sales at any time.

RULE 144A SECURITIES

         Each of the Funds may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Company's Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than 15% of its net assets (10% in the case of the Money Market Fund) in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not invest more than 15% of its net assets (10% in the case of the Money Market Fund) in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. At the present time, it is not possible to predict with certainty how the market for Rule 144A securities will develop.

UTILITIES INDUSTRY

         The following is a general description of the particular types of utilities industries in which the Global Utilities Fund may invest.

         Electric Utility Industry. Electric utilities are heavily regulated. Local rates are subject to the review of state commissions, and sales either between companies or that cross state lines are subject to review by the Federal Energy Regulatory Commission. The industry is also subject to regulation by the SEC under the Public Utility Holding Company Act of 1935. In addition, companies constructing or operating nuclear powered generating stations are subject to extensive regulation by the Nuclear Regulatory Commission.

         Electric utility companies are also subject to extensive local regulation in environmental and site location matters. Future legislation with regard to the issues of acid rain and toxic and radioactive wastes could have a significant impact on the manner in which utility companies conduct their business, and the costs that they incur. Since the late 1970s, investor-owned utilities have experienced a number of unfavorable regulatory trends, including increased regulatory resistance to price increases and new legislation encouraging competition.

         Electric utilities have recently become subject to competition in varying degrees. This competition can have the effect of decreasing revenues and profit margins.

         Natural Gas Industry. The natural gas industry is comprised primarily of many small distribution companies and a few large interstate pipeline companies. The Public Utility Holding Company Act of 1935 has generally acted as a bar to the consolidation of pipeline and distribution companies. Regulation of these companies is similar to that of electric companies. The performance of natural gas utilities may also be substantially affected by fluctuations in energy prices. Competition in the natural gas industry has resulted in the consolidation of the industry.

         Communications Industry. Most of the communications industry capacity is concentrated in the hands of a few very large publicly-held companies, unlike the situation in the electric and gas industries. Significant risks for the investor to overcome still exist, however, including risk relating to pricing at marginal versus embedded cost. New entrants may have lower costs of material due to newer technologies or lower standards of reliability than those heretofore imposed by American Telephone & Telegraph ("AT&T") on the industry. Accordingly, the marginal cost of incremental service is much lower than the costs embedded in an existing network. Communications companies are not subject to the Public Utility Holding Company Act of 1935.

         Interstate communications service may be subject to Federal Communications Commission regulation. Local service may be regulated by the states. In addition, AT&T and its former subsidiaries are still subject to judicial review pursuant to the settlement of the antitrust case brought against them by the Department of Justice.

         Water Utility Industry. The water utility industry is composed of regulated public utilities that are involved in the distribution of drinking water to densely populated areas. The industry is geographically diverse and subject to the same rate base and rate of return regulations as are other public utilities. Demand for water is most heavily influenced by the local weather, population growth in the service area and new construction. Supplies of clean, drinkable water are limited and are primarily a function of the amount of past rainfall.

         Other. In addition to the particular types of utilities industries described above, the Fund may invest in developing utility technology companies (such as cellular telephone, fiber optics and satellite communications firms) and in holding companies which derive a substantial portion of their revenues from utility-related activities.

FOREIGN EXCHANGE TRANSACTIONS

         Purchases and sales of foreign securities are usually made with foreign currencies, and consequently the Funds (except the Government Fund and the Money Market Fund) may from time to time hold cash balances in the form of foreign currencies and multinational currency units. Such foreign currencies and multinational currency units will usually be acquired on a spot (i.e. cash) basis at the spot rate prevailing in foreign exchange markets and will result in currency conversion costs to the Fund. A Fund attempts to purchase and sell foreign currencies on as favorable a basis as practicable; however, some price spread on foreign exchange transactions (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another, or when U.S. Dollars are used to purchase foreign securities. Certain countries could adopt policies which would prevent the Fund from transferring cash out of such countries, and the Fund may be affected either favorably or unfavorably by fluctuations in relative exchange rates while the Fund holds foreign currencies.

                    HEDGING AND OTHER INVESTMENT TECHNIQUES

         As described in the Prospectus under "Certain Investment Strategies and Techniques," each of the Funds, other than the Money Market Fund, may enter into transactions in options, futures and forward contracts on a variety of instruments and indexes, in order to protect against declines in the value of portfolio securities and increases in the cost of securities to be acquired as well as to increase a Fund's return. The discussion below supplements the discussion in the Prospectus.

         Options.   A Fund may write covered call options both to reduce the
risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Fund loses any opportunity to profit from an increase in the market price of the underlying securities, above the exercise price, while the contract is outstanding, except to the extent the premium represents a profit. The

Fund also retains the risk of loss if the price of the security declines, although the premium is intended to offset that loss in whole or in part. As long as its obligations under the option continue, a Fund must assume that the call may be exercised at any time and that the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

         A Fund may enter into a "closing purchase transaction", by purchasing an option identical to the one it has written, and terminate its obligations under the covered call. The Fund will realize a gain (or loss) from a closing purchase transaction if the amount paid to purchase a call option is less (or more) than the premium received upon writing the corresponding call option. Any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund primarily because a price increase of a call option generally reflects an increase in the market price of the securities on which the option is based. In order to sell portfolio securities that cover a call option, a Fund will effect a closing purchase transaction so as to close out any existing covered call option on those securities. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange. A liquid secondary market on an exchange may not always exist for any particular option, or at any particular time, and, for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Fund is unable to effect a closing purchase transaction, the Fund will not sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise.

         A Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. A Fund may also write put options if it expects a decline in the price of the underlying securities and intends to exercise the option at a price which, offset by the option premium, is less than the current price. The risk of either strategy is that the price of the underlying securities may decline by an amount greater than the premium received.

         A Fund may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised. If a Fund is able to enter into a closing purchase transaction, the Fund will realize a profit (or loss) from that transaction if the cost of the transaction is less (or more) than the premium received from the writing of the option. After writing a put option, a Fund may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying securities plus the premiums received from the sale of the option.

         The purchase of put options on securities enables a Fund to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Fund may continue to receive interest or dividend income on the security.

         An option on a securities index, unlike a stock option (which gives the holder the right to purchase or sell a specified stock at a specified price) gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by
(ii) a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges, among others: The Chicago Board Options Exchange, New York Stock Exchange, and American Stock Exchange. Options on indexes of debt securities and other types of securities indexes are not currently available. If such options are introduced and traded on exchanges in the future, the Funds may use them.

         The value of securities index options in any investment strategy depends upon the extent to which price movements in the portion of the underlying securities correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Fund in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that a Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of the hedged securities. Moreover, in the event the Fund were unable to close an option it had written, it might be unable to sell the securities used as cover.

         The Fund, for hedging purposes, may purchase and write options in combination with each other to adjust the risk and return characteristics of the Fund's overall position. For example, the Fund may purchase a put option and write a covered call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. This technique, called a "straddle," enables the Fund to offset the cost of purchasing a put option with the premium received from writing the call option. However, by selling the call option, the Fund gives up the ability for potentially unlimited profit from the put option. Another possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         Futures Contracts.   A futures contract is a bilateral agreement to
buy or sell a security (or deliver a cash settlement price, in the case of an index future) for a set price in the future. When the contract is entered into, a good faith deposit, known as initial margin, is made with the broker. Subsequent daily payments, known as variation margin, are made to and by the broker reflecting changes in the value of the security or level of the index. Futures contracts are authorized by boards of trade designated as "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). Certain results may be accomplished more quickly, and with lower transaction costs, in the futures market (because of its greater liquidity) than in the cash market.

         A Fund will incur brokerage fees when it purchases and sells futures contracts, and it will be required to maintain margin deposits. Positions taken in the futures markets are typically liquidated through offsetting transactions, which may result in a gain or a loss, before delivery or cash settlement is required. However, a Fund may close out a position by making or taking delivery of the underlying securities wherever it appears economically advantageous to do so.

         Purchases of options on futures contracts may present less risk than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium plus related transaction costs. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

         Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there may not always be a liquid market, and it may not be possible to close a futures position at that time; in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of maintenance margin. Whenever futures positions are used to hedge portfolio securities, however, any increase in the price of the underlying securities held by the Fund may partially or completely offset losses on the futures contracts.

         If a broker or clearing member of an options or futures clearing corporation were to become insolvent, the Funds could experience delays and might not be able to trade or exercise options or futures purchased through that broker. In addition, the Funds could have some or all of their positions closed out without their consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves. While the principal purpose of engaging in these transactions is to limit the effects of adverse market movements, the attendant expense may cause the Funds' returns to be less than if the transactions had not occurred. Their overall effectiveness, therefore, depends on AIM's accuracy in predicting future changes in interest rate levels or securities price movements, as well as on the expense of engaging in these transactions.


                            INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

         The following restrictions apply to all of the Funds and are fundamental. Unless permitted by law, they will not be changed for any Fund without approval of that Fund's voting securities.


         None of the Funds will:

         (1) invest for the purpose of exercising control over or management over a company except that each Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (2) act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the fund may be deemed to be an underwriter for purposes of the 1933 Act;

         (3) purchase or sell real estate or any interest therein, except that each Fund may, as appropriate and consistent with its investment policies and other investment restrictions, invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or securities of issuers that engage in real estate operations or interests therein, and may hold and sell real estate acquired as a result of ownership in such securities;

         (4) purchase or sell commodity contracts, except that each Fund may, as appropriate and consistent with its investment policies and other investment restrictions, enter into futures contracts on securities, securities indices and currency, options on such futures contracts, forward foreign currency exchange contracts, forward commitments and repurchase agreements;

         (5) make loans, except for collateralized loans of portfolio securities in an amount not exceeding 33-1/3% of the applicable Fund's total assets. This restriction does not prevent a Fund from purchasing government obligations, short-term commercial paper, or publicly traded debt, including bonds, notes, debentures, certificates of deposit, bankers acceptances and equipment trust certificates, nor does this restriction apply to loans made under insurance policies, or through entry into repurchase agreements, to the extent they may be viewed as loans;

         (6) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets at market value at the time of each investment, except that the Money Market Fund may invest up to 100% of its assets in obligations issued by banks. This limitation does not apply to the Global Utilities Fund or to investments in obligations of the U.S. Government or any of its agencies or instrumentalities but will apply to foreign government obligations unless the Securities and Exchange Commission permits their exclusion;

         (7) issue senior securities, except to the extent permitted by the 1940 Act, including permitted borrowings;

         (8) purchase securities of an issuer (other than investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or except that each Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order), if as a result with respect to 75% of the value of the Fund's total assets, taken at market value, (i) more than 5% of the Fund's total assets taken at market value would be invested in the securities of such issuer, except that up to 25% of the Fund's total assets may be invested in securities issued or guaranteed by any foreign government or its agencies or instrumentalities, or (ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund. As a matter of operating policy, the Money Market Fund will invest no more than 5% of the value of that Fund's total assets in securities, other than U.S. Government securities of any one issuer, except that the Money Market Fund may invest up to 25% of its total assets in First Tier Securities (as defined in Rule 2a-7 under the 1940 Act) of a single issuer for a period of up to three business days after the purchase of such security. This restriction does not apply to the Global Utilities Fund; and

         (9) Each Fund may, not withstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as that Fund.


NON-FUNDAMENTAL RESTRICTIONS

         The following investment restrictions apply to all of the Funds but are not fundamental. They may be changed for any Fund without approval of that Fund's voting securities.

         (1) None of the Funds will invest more than 15% (10% for the Money Market Fund) of its assets in securities restricted as to disposition under federal securities laws, or securities otherwise considered illiquid or not readily marketable, including repurchase agreements having a maturity of more than seven days.

         (2) None of the Funds will purchase or retain the securities of any issuer if, to the knowledge of AIM, those officers and Directors of the Company, its adviser or distributor owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

         (3) The Company does not currently intend to invest all of the assets of any Fund in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and limitations as that Fund.

         (4) The Fund may not invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

                                 MANAGEMENT

DIRECTORS AND OFFICERS

       The directors and officers of the Company and their principal occupations during the last five years are set forth below.


                                       POSITIONS HELD
                                       ---------------
        NAME, ADDRESS AND AGE          WITH REGISTRANT        PRINCIPAL OCCUPATION DURING PAST 5 YEARS
        ---------------------          ---------------        ----------------------------------------
 *CHARLES T. BAUER (78)                    Director and       Chairman of the Board of Directors,
  11 Greenway Plaza, Suite 100               Chairman         A I M Management Group Inc., A I M Advisors,
  Houston, TX 77046                                           Inc., A I M Capital Management, Inc.,
                                                              A I M Distributors, Inc., A I M Fund Services,
                                                              Inc., A I M Institutional Fund Services, Inc.
                                                              and Fund Management Company; and Vice Chairman
                                                              and Director, AMVESCO plc.


 BRUCE L. CROCKETT (53)                      Director         Formerly, Director, President and Chief
 906 Frome Lane                                               Executive Officer, COMSAT Corporation
 McLean, VA 22102                                             (includes COMSAT World Systems, COMSAT Mobile
                                                              Communications, COMSAT Video Enterprises,
                                                              COMSAT RSI and COMSAT International Ventures);
                                                              President and Chief Operating Officer, COMSAT
                                                              Corporation; President, World Systems
                                                              Division, COMSAT Corporation; and Chairman,
                                                              Board of Governors of INTELSAT; (each of the
                                                              COMSAT companies listed above is an
                                                              international communication, information and
                                                              entertainment-distribution services company).

 OWEN DALY II (72)                           Director         Director, Cortland Trust Inc. (investment
 Six Blythewood Road                                          company). Formerly, Director, CF & I Steel
 Baltimore, MD  21210                                         Corp., Monumental Life Insurance Company and
                                                              Monumental General Insurance Company; and
                                                              Chairman of the Board of Equitable
                                                              Bancorporation.


------------------

* A director who is an "interested person" of A I M Advisors, Inc. and the Company as defined in the 1940 Act.

                                       POSITIONS HELD
                                       ---------------
        NAME, ADDRESS AND AGE          WITH REGISTRANT        PRINCIPAL OCCUPATION DURING PAST 5 YEARS
        ---------------------          ---------------        ----------------------------------------
 JACK FIELDS (45)                            Director         Formerly, Member of the U.S. House of
 2607 Old Humble Road                                         Representatives.
 Humble, Texas 77338


**CARL FRISCHLING (60)                       Director         Partner, Kramer, Levin, Naftalis & Frankel
  919 Third Avenue                                            (law firm).  Formerly, Partner, Reid & Priest
  New York, NY  10022                                         (law firm); and, prior thereto, Partner,
                                                              Spengler Carlson Gubar Brodsky & Frischling
                                                              (law firm).

 *ROBERT H. GRAHAM  (50)                   Director and       Director, President and Chief Executive
  11 Greenway Plaza, Suite 100              President         Officer, A I M Management Group Inc.; Director
  Houston, TX 77046                                           and President, A I M Advisors, Inc.; Director
                                                              and Senior Vice President, A I M Capital
                                                              Management, Inc., A I M Distributors, Inc.,
                                                              A I M Fund Services, Inc., A I M Institutional
                                                              Fund Services, Inc. and Fund Management
                                                              Company; Director, AMVESCO plc.


 JOHN F. KROEGER (72)                        Director         Director, Flag Investors International Fund,
 37 Pippins Way                                               Inc., Flag Investors Emerging Growth Fund,
 Morristown, NJ  07960                                        Inc., Flag Investors Telephone Income Fund,
                                                              Inc., Flag Investors Equity Partners  Fund,
                                                              Inc., Total Return U.S. Treasury Fund, Inc.,
                                                              Flag Investors Intermediate Term Income Fund,
                                                              Inc., Managed Municipal Fund, Inc., Flag
                                                              Investors Value Builder Fund, Inc., Flag
                                                              Investors Maryland Intermediate Tax-Free
                                                              Income Fund, Inc., Flag Investors Real Estate
                                                              Securities Fund, Inc., Alex. Brown Cash
                                                              Reserve Fund, Inc. and North American
                                                              Government Bond Fund, Inc. (investment
                                                              companies).  Formerly, Consultant, Wendell &
                                                              Stockel Associates, Inc. (consulting firm).




--------------------
** A director who is an "interested person" of the Company as defined in the 1940 Act.

* A director who is an "interested person" of A I M Advisors, Inc. and the Company as defined in the 1940 Act.

                                       POSITIONS HELD
                                       ---------------
        NAME, ADDRESS AND AGE          WITH REGISTRANT        PRINCIPAL OCCUPATION DURING PAST 5 YEARS
        ---------------------          ---------------        ----------------------------------------
 LEWIS F. PENNOCK  (54)                      Director         Attorney in private practice in Houston,
 6363 Woodway, Suite 825                                      Texas.
 Houston, TX  77057


 IAN W. ROBINSON (74)                        Director         Formerly, Executive Vice President and Chief
 183 River Drive                                              Financial Officer, Bell Atlantic Management
 Tequesta, FL  33469                                          Services, Inc. (provider of centralized
                                                              management services to telephone companies);
                                                              Executive Vice President, Bell Atlantic
                                                              Corporation (parent of seven telephone
                                                              companies); and Vice President and Chief
                                                              Financial Officer, Bell Telephone Company of
                                                              Pennsylvania and Diamond State Telephone
                                                              Company.

 LOUIS S. SKLAR (57)                         Director         Executive Vice President, Development and
 Transco Tower, 50th Floor                                    Operations, Hines Interests Limited
 2800 Post Oak Blvd.                                          Partnership (real estate development).
 Houston, TX  77056


 ***JOHN J. ARTHUR  (52)                   Senior Vice        Senior Vice President and Treasurer,
     11 Greenway Plaza, Suite             President and       A I M Advisors, Inc.; and Vice President and
     100                                    Treasurer         Treasurer, A I M Management Group Inc.,
     Houston, TX 77046                                        A I M Capital Management, Inc.,
                                                              A I M Distributors, Inc., A I M Fund Services,
                                                              Inc., A I M Institutional Fund Services, Inc.
                                                              and Fund Management Company.

 GARY T. CRUM  (49)                        Senior Vice        Director and President, A I M Capital
 11 Greenway Plaza, Suite 100               President         Management, Inc.; Director and Senior Vice
 Houston, TX 77046                                            President, A I M Management Group Inc. and
                                                              A I M Advisors, Inc.; and Director,
                                                              A I M Distributors, Inc. and
                                                              AMVESCO plc.


 SCOTT G. LUCAS (37)                       Senior Vice        Senior Vice President, A I M Capital
 11 Greenway Plaza, Suite 100               President         Management, Inc.; and Vice President,
 Houston, TX 77046                                            A I M Management Group Inc. and
                                                              A I M Advisors, Inc.

----------------------------
***      Mr. Arthur and Ms. Relihan are married to each other.

                                       POSITIONS HELD
                                       ---------------
        NAME, ADDRESS AND AGE          WITH REGISTRANT        PRINCIPAL OCCUPATION DURING PAST 5 YEARS
        ---------------------          ---------------        ----------------------------------------
 ***CAROL F. RELIHAN  (42)                 Senior Vice        Senior Vice President, General Counsel and
      11 Greenway Plaza, Suite            President and       Secretary, A I M Advisors, Inc.; Vice
      100                                   Secretary         President, General Counsel and Secretary,
      Houston, TX 77046                                       A I M Management Group Inc.; Vice President
                                                              and General Counsel, Fund Management Company;
                                                              and Vice President, A I M Capital Management,
                                                              Inc., A I M Distributors, Inc., A I M Fund
                                                              Services, Inc. and A I M Institutional Fund
                                                              Services, Inc.

 DANA R. SUTTON  (38)                   Vice President and    Vice President and Fund Controller,
 11 Greenway Plaza, Suite 100          Assistant Treasurer    A I M Advisors, Inc.; and Assistant Vice
 Houston, TX 77046                                            President and Assistant Treasurer, Fund
                                                              Management Company.

 ROBERT G. ALLEY  (48)                    Vice President      Senior Vice President, A I M Capital
 11 Greenway Plaza, Suite 100                                 Management, Inc.; and Vice President, A I M
 Houston, TX 77046                                            Advisors, Inc.  Formerly, Senior Fixed Income
                                                              Money Manager, Waddell and Reed, Inc.


 STUART W. COCO (41)                      Vice President      Senior Vice President, A I M Capital
 11 Greenway Plaza, Suite 100                                 Management, Inc. and Vice President,
 Houston, TX 77046                                            A I M Advisors, Inc.

 MELVILLE B. COX  (53)                    Vice President      Vice President and Chief Compliance Officer,
 11 Greenway Plaza, Suite 100                                 A I M Advisors, Inc., A I M Capital
 Houston, TX 77046                                            Management, Inc., A I M Distributors, Inc.,
                                                              A I M Fund Services, Inc., A I M Institutional
                                                              Fund Services, Inc. and Fund Management
                                                              Company.

 KAREN DUNN KELLEY (36)                   Vice President      Senior Vice President, A I M Capital
 11 Greenway Plaza, Suite 100                                 Management, Inc. and Vice President,
 Houston, TX 77046                                            A I M Advisors, Inc.

 JONATHAN C. SCHOOLAR (35)                Vice President      Director and Senior Vice President,
 11 Greenway Plaza, Suite 100                                 A I M Capital Management, Inc.; and Vice
 Houston, TX 77046                                            President, A I M Advisors, Inc.


-------------------------
***      Mr. Arthur and Ms. Relihan are married to each other.

       The standing committees of the Board of Directors are the Audit Committee, the Investments Committee and the Nominating and Compensation Committee.

       The members of the Audit Committee are Messrs. Crockett, Daly, Fields, Frischling, Kroeger (Chairman), Pennock, Robinson and Sklar. The Audit Committee is responsible for meeting with the Company's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Company's fund accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

       The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Fields, Frischling, Kroeger, Pennock, Robinson and Sklar. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

       The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Fields, Kroeger, Pennock (Chairman), Robinson and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons, reviewing from time to time the compensation payable to the disinterested directors, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors of such Committee.

       All of the Company's directors also serve as directors or trustees of some or all of the other mutual funds advised or managed by AIM. All of the Company's executive officers hold similar offices with some or all of such mutual funds.

Remuneration of Directors

       Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any Committee thereof. Each director of the Company who is not also an officer of the Company is compensated for his services according to a fee schedule which recognizes the fact that such director also serves as a director or trustee of certain other investment companies advised or managed by AIM. Each such director receives a fee, allocated among the AIM Funds for which he serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

       Set forth below is information regarding compensation paid or accrued during the fiscal year ended December 31, 1996 for each director of the
Company:

                                                                  RETIREMENT
                                                                   BENEFITS
                                        AGGREGATE                  ACCRUED                     TOTAL
                                       COMPENSATION               BY ALL AIM                COMPENSATION
           DIRECTOR                  FROM COMPANY(1)               FUNDS(2)             FROM ALL AIM FUNDS(3)
           --------                  ---------------              ----------            ---------------------
 Charles T. Bauer                          $    0                    $     0                     $     0

 Bruce L. Crockett                          8,889                     38,621                      68,000

 Owen Daly II                               8,776                     82,607                      68,000

 Jack Fields(4)                                 0                          0                           0

 Carl Frischling(5)                         8,889                     56,683                      68,000

 Robert H. Graham                              0                          0                           0

 John F. Kroeger                            8,513                     83,654                      66,000

 Lewis F. Pennock                           8,645                     33,702                      67,000

 Ian W. Robinson                            8,889                     64,973                      68,000

 Louis S. Sklar                             8,696                     47,593                      66,500

-------------------

(1) The total amount of compensation deferred by all Directors of the Company during the fiscal year ended December 31, 1996, including interest earned thereon, was $36,400.

(2) During the fiscal year ended December 31, 1996, the total amount of expenses allocated to the Company in respect of such retirement benefits
       was $8,549.   Data reflects compensation estimated for the calendar year ended December 31, 1996.

(3) Messrs. Bauer, Crockett, Daly, Frischling, Graham, Kroeger, Pennock, Robinson and Sklar each serves as a Director or Trustee of a total of 10 AIM Funds. Data reflects compensation estimated for the calendar year ended December 31, 1996.

(4) Mr. Fields was not serving as a Director during the fiscal year ended December 31, 1996.

(5)    See page 25 for fees paid to Mr. Frischling's law firm.


AIM Funds Retirement Plan for Eligible Directors/Trustees

       Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not a employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible director is entitled to receive an annual benefit from the

Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 75% of the retainer paid or accrued by the Applicable AIM Funds for such director during the twelve-month period immediately preceding the director's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the director) for the number of such director's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible director in quarterly installments. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director, for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.

       Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming various compensation and years of service classifications. The estimated credited years of service as of December 31, 1996 for Messrs. Crockett, Daly, Frischling, Kroeger, Pennock, Robinson and Sklar are 9, 10, 19, 19, 15, 9 and 7 years, respectively.


                       ESTIMATED BENEFITS UPON RETIREMENT


                Number of                         Annual Compensation
                Years of                        Paid By All AIM Funds
              Service With
              the AIM Funds         $80,000            $86,500           $89,500
              -------------         -------            -------           -------
                   10               $60,000            $64,875           $67,125

                    9               $54,000            $58,388           $60,413

                    8               $48,000            $51,900           $53,700

                    7               $42,000            $45,413           $46,988

                    6               $36,000            $38,925           $40,275

                    5               $30,000            $32,438           $33,563


Deferred Compensation Agreements

       Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors elected to defer receipt of 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five (5) or ten (10) years (depending on the Agreement) beginning on the date the deferring director's retirement benefits commence under the Plan. The Company's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Company. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.

       During the fiscal year ended December 31, 1996, AIM V.I. Capital Appreciation Fund, AIM V.I. Diversified Income Fund, AIM V.I. Global Utilities Fund, AIM V.I. Government Securities Fund, AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. International Equity Fund, AIM V.I. Money Market Fund and AIM V.I. Value Fund each paid $3,382, $2,902, $2,978, $2,168, $3,079, $2,947, $3,038, $2,950 and $3,429, respectively, in legal fees to
Kramer, Levin, Naftalis & Frankel, the law firm in which Mr. Frischling, a director of the Company, is a partner, as counsel to the Board of Directors.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES AGREEMENTS

       Each Fund has entered into a master investment advisory agreement (the "Advisory Agreement") and a master administrative services agreement (the "Administrative Services Agreement"), each dated February 28, 1997, with AIM. A prior investment advisory agreement and a prior administrative services agreement, with substantially identical terms to the Advisory Agreement and Administrative Services Agreement, respectively, were in effect prior to February 28, 1997. See "Management" in the Prospectus.

       AIM was organized in 1976, and along with its subsidiaries, manages or advises 46 investment company portfolios. As of April 1, 1997, the total assets of the investment company portfolios advised or managed by AIM and its subsidiaries were approximately $63.4 billion. AIM Management is an indirect subsidiary of AMVESCO plc, (formerly INVESCO plc). AMVESCO plc and its subsidiaries are an independent investment management group engaged in institutional investment management and retail fund businesses in the United States, Europe and the Pacific Region. It is anticipated that AMVESCO plc will change its name to AMVESCAP plc on or after May 8, 1997.

       AIM and the Company have adopted a Code of Ethics (the "Code of Ethics") which requires investment personnel and certain other employees (a) to pre-clear personal securities transactions subject to the Code of Ethics, (b) to file reports or duplicate confirmations regarding such transactions, (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund and (d) abide by certain other provisions under the Code of Ethics. The Code of Ethics also prohibits investment personnel and all other employees from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews quarterly and annual reports (including information on any substantial violations of the Code of Ethics). Sanctions for violations of the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

       The Advisory Agreement for the Funds provides that each Fund will pay all expenses of the Fund, including, without limitation: brokerage commissions, taxes, legal, auditing, or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to directors and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Company on behalf of the Funds in connection with membership in investment company organizations, the cost of printing copies of prospectuses and statements of additional information distributed to the Fund's shareholders; and all other charges and costs of the Fund's operations unless otherwise explicitly provided.

       The Advisory Agreement for the Funds provides that the agreement will remain in effect for the initial term and continue in effect from year to year thereafter only if such continuance is specifically approved at least annually
(i) by the Company's Board of Directors or by the vote of a majority of the outstanding voting securities of the Funds (as defined in the 1940 Act); and
(ii) by the affirmative vote of a majority of the directors who are not parties to the agreement or "interested persons" of any such party (the "Non-Interested Directors") by votes cast in person at a meeting called for such purpose. The Advisory Agreement was initially approved by the Company's Board of Directors (including the affirmative vote of all of the Non-Interested Directors) on December 11, 1996 and was approved by the Funds' shareholders on February 7, 1997. The Board of Directors of the Company approved the continuance of the Agreement until June 30, 1998. The Advisory Agreement became effective on February 28, 1997. The Advisory Agreement provides that the Company or AIM may terminate such agreement with respect to any Fund(s) on sixty (60) days' written notice without penalty. The Advisory Agreement terminates automatically in the event of its assignment.

       Pursuant to the Advisory Agreement, AIM receives a fee from each of AIM V.I. Capital Appreciation Fund, AIM V.I. Global Utilities Fund, AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund and AIM V.I. Value Fund calculated at the following annual rate, based on the average daily net assets of the Fund during the year:

                     NET ASSETS                                 ANNUAL RATE
                     ----------                                 -----------
                 First $250,000,000                                0.65%
                 Over  $250,000,000                                0.60%

        Pursuant to the Advisory Agreement, AIM receives a fee from AIM V.I. Diversified Income Fund calculated at the following annual rate, based on the average daily net assets of the Fund during the year:

                     NET ASSETS                                ANNUAL RATE
                     ----------                                -----------
                 First $250,000,000                               0.60%
                 Over  $250,000,000                               0.55%

        Pursuant to the Advisory Agreement, AIM receives a fee from AIM V.I. Government Securities Fund calculated at the following annual rate, based on the average daily net assets of the Fund during the year:

                     NET ASSETS                           ANNUAL RATE
                     ----------                           -----------
                 First $250,000,000                          0.50%
                 Over  $250,000,000                          0.45%

        Pursuant to the Advisory Agreement, AIM receives a fee from AIM V.I. International Equity Fund calculated at the following annual rate, based on the average daily net assets of the Fund during the year:

                     NET ASSETS                                ANNUAL RATE
                     ----------                                -----------
                 First $250,000,000                               0.75%
                 Over  $250,000,000                               0.70%

        Pursuant to the Advisory Agreement, AIM receives a fee from AIM V.I. Money Market Fund calculated at the following annual rate, based on the average daily net assets of the Fund during the year:

                     NET ASSETS                                 ANNUAL RATE
                     ----------                                 -----------
                 First $250,000,000                                0.40%
                 Over  $250,000,000                                0.35%

        Each Fund paid to AIM a management fee (net of fee waivers) for the fiscal year ended December 31, 1996, the eleven months ended December 31, 1995, the fiscal year ended January 31, 1995 and for the period May 5, 1993 (date operations commenced) through January 31, 1994 , under the Advisory Agreement and a prior, substantially identical advisory agreement, as follows:

                                            December 31,          December 31,        January 31,        January 31,
                                                1996                  1995               1995                1994
                                                ----                  ----               ----                ----
AIM V.I. Capital Appreciation Fund         $1,884,838            $   882,870          $ 402,307          $   23,119
AIM V.I. Diversified Income Fund           $  306,235            $   193,008          $  98,044          $      -0-
AIM V.I. Global Utilities Fund             $   57,054            $       -0-          $     -0-*         $      N/A
AIM V.I. Government Securities Fund        $  107,471            $    71,080          $  42,430          $      -0-
AIM V.I. Growth Fund                       $  916,484            $   434,620          $ 231,152          $      -0-
AIM V.I. Growth and Income Fund            $  678,242            $    46,017          $     -0-*         $      N/A
AIM V.I. International Equity Fund         $  924,578            $   457,559          $ 317,747          $      -0-
AIM V.I. Money Market Fund                 $  264,855            $   168,901          $  85,967          $      -0-
AIM V.I. Value Fund                        $1,955,091            $ 1,078,007          $ 489,030          $   27,729

    * Fees paid were for the period May 2, 1994 (date operations commenced) through January 31, 1995.


         For the fiscal year ended December 31, 1996, the eleven months ended December 31, 1995, the fiscal year ended January 31, 1995 and for the period May 5, 1993 (date operations commenced) through January 31, 1994, AIM waived management fees for each Fund as follows:

                                             December 31,         December 31,        January 31,        January 31,
                                                 1996                 1995               1995                1994
                                                 ----                 ----               ----                ----
AIM V.I. Capital Appreciation Fund        $      -0-           $          -0-         $    -0-             $  35,486
AIM V.I. Diversified Income Fund          $      -0-           $          -0-         $   5,046            $  28,217
AIM V.I. Global Utilities Fund            $     15,954         $       32,703         $   9,264*           $    N/A
AIM V.I. Government Securities Fund       $      -0-           $          -0-         $  18,907            $  16,775
AIM V.I. Growth Fund                      $      -0-           $          -0-         $    -0-             $  48,427
AIM V.I. Growth and Income Fund           $      -0-           $       67,802         $  20,806*           $    N/A
AIM V.I. International Equity Fund        $      -0-           $          -0-         $   5,010            $  39,537
AIM V.I. Money Market Fund                $      -0-           $          -0-         $  18,531            $  19,489
AIM V.I. Value Fund                       $      -0-           $          -0-         $     -0-            $  31,977

      * Fees waived were for the period May 2, 1994 (date operations commenced) through January 31, 1995.

         In addition to the management fees paid by each Fund for the fiscal year ended December 31, 1996, the eleven months ended December 31, 1995, the fiscal year ended January 31, 1995 and for the period May 5, 1993 (date operations commenced) through January 31, 1994, AIM absorbed other expenses, as follows:

                                             December 31,         December 31,         January 31,       January 31,
                                                 1996                 1995                1995               1994
                                                 ----                 ----                ----               ----
AIM V.I. Capital Appreciation Fund            $   -0-              $    -0-           $   -0-          $   -0-
AIM V.I. Diversified Income Fund              $   -0-              $    -0-           $   -0-          $  2,000
AIM V.I. Global Utilities Fund                $   -0-              $   13,800         $ 12,000*        $    N/A
AIM V.I. Government Securities Fund           $   -0-              $    -0-           $   -0-          $ 10,000
AIM V.I. Growth Fund                          $   -0-              $    -0-           $   -0-          $    -0-
AIM V.I. Growth and Income Fund               $   -0-              $    -0-           $   -0-*         $    N/A
AIM V.I. International Equity Fund            $   -0-              $    -0-           $   -0-          $ 17,600
AIM V.I. Money Market Fund                    $   -0-              $    -0-           $   -0-          $  8,800
AIM V.I. Value Fund                           $   -0-              $    -0-           $   -0-          $    -0-

         * Fee amounts are for the period May 2, 1994 (date operations commenced) through January 31, 1995.


         The Administrative Services Agreement for the Funds provides that AIM may perform certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the Advisory Agreement. For such services, AIM would be entitled to receive from each Fund reimbursement of its expenses.

         The Administrative Services Agreement for the Funds provides that the agreement will remain in effect for the initial term and continue in effect from year to year thereafter only if such continuance is specifically approved at least annually (i) by the Company's Board of Directors or by the vote of a majority of the outstanding voting securities of the Funds (as defined in the 1940 Act); and (ii) by the affirmative vote of a majority of the Non-Interested Directors, by votes cast in person at a meeting called for such purpose. The Board of Directors of the Company approved the continuance of the Agreement until June 30, 1998. The Administrative Services Agreement was initially approved by the Company's Board of Directors (including the Non-Interested Directors) on December 11, 1996 and became effective on February 28, 1997.
The agreement terminates automatically in the event of its assignment.

         For the fiscal year ended December 31, 1996, the eleven months ended December 31, 1995, the fiscal year ended January 31, 1995 and for the period May 5, 1993 (date operations commenced) through January 31, 1994, AIM received reimbursement of administrative services costs from each of the Funds pursuant the Administrative Services Agreement and a prior, substantially identical administrative services agreement, as follows:

                                            December 31,          December 31,        January 31,         January 31,
                                                1996                  1995               1995                1994
                                                ----                  ----               ----                ----
AIM V.I. Capital Appreciation Fund           $46,623              $  33,560            $ 23,992             $ 12,770
AIM V.I. Diversified Income Fund             $49,500              $  36,406            $ 35,441             $ 12,736
AIM V.I. Global Utilities Fund               $47,729              $  33,582            $ 13,577*            $    N/A
AIM V.I. Government Securities Fund          $38,695              $  30,769            $ 23,230             $ 10,458
AIM V.I. Growth Fund                         $39,552              $  32,425            $ 23,537             $ 12,766
AIM V.I. Growth and Income Fund              $38,784              $  31,484            $ 13,596*            $    N/A
AIM V.I. International Equity Fund           $58,644              $  21,068            $ 12,000             $  7,000
AIM V.I. Money Market Fund                   $29,412              $  22,997            $ 21,019             $ 11,288
AIM V.I. Value Fund                          $47,116              $  35,540            $ 21,568             $ 13,572

         * Fees paid were for the period May 2, 1994 (date operations commenced) through January 31, 1995.

THE DISTRIBUTION AGREEMENT

         The Funds have entered into a master distribution agreement (the "Distribution Agreement") with AIM Distributors, dated February 28, 1997. Information concerning AIM Distributors and the continuous offering of the Funds' shares is set forth in the Prospectus under the heading "Management." The Distribution Agreement was initially approved by the Board of Directors (including the affirmative vote of all the directors who were not parties to the Distribution Agreement or "interested persons" of any such party) of the Company on December 11, 1996. A prior distribution agreement, with terms substantially identical to those of the Distribution Agreement, was in effect
prior to February 28, 1997.   The Distribution Agreement provides that AIM
Distributors will bear the expenses of printing from the final proof and distributing prospectuses and statements of additional information of the Funds relating to the sale of Fund shares. The Distribution Agreement provides that the Funds shall bear the expenses of qualification of shares of the Fund for sale in connection with the public offering in any jurisdictions where qualification is required by law. AIM Distributors has not undertaken to sell any specified number of shares of the Funds.

         The Distribution Agreement for the Funds provides that it will continue in effect until June 30, 1998 and from year to year thereafter only if such continuance is specifically approved at least annually (i) by the Company's Board of Directors or by the vote of a majority of the outstanding voting securities of the Funds (as defined in the 1940 Act); and (ii) by the affirmative vote of a majority of Non-Interested Directors by votes cast in person at a meeting called for such purpose. The Company or AIM Distributors may terminate its Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.


                        DETERMINATION OF NET ASSET VALUE

         For the Money Market Fund:   The net asset value per share of the Fund
is determined daily as of   the close of trading on  the New York Stock
Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern
Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Fund and rounding the resulting per share net asset value to the nearest one cent. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         The securities of the Fund are valued on the basis of amortized cost. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if the security were sold. During such periods, the daily yield on shares of the Fund computed as described under "Yield Information" may differ somewhat from an identical computation made by another investment company with identical investments utilizing available indications as to the market value of its portfolio securities.

         The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Fund is permitted in accordance with applicable rules and regulations of the SEC which require the Fund to adhere to certain conditions. These rules require, among other things, that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less and invest only in securities determined by the Board of Directors to be "Eligible Securities" and to present minimal credit risk to the Fund.

         Rule 2a-7, promulgated under the 1940 Act, which governs the operation of money market funds, defines an "Eligible Security" as follows:

         (i) a security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by the Requisite NRSROs in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

         (ii)    a security:

                 (A) that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days or less; and

                 (B) whose issuer has received from the Requisite NRSROs a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

         (iii) an unrated security that is of comparable quality to a security meeting the requirements of paragraphs (a)(5)(i) or
                 (ii) of this section, as determined by the money market fund's board of directors; provided, however, that:

                 (A) the board of directors may base its determination that a standby commitment is an Eligible Security upon a finding that the issuer of the commitment presents a minimal risk of default; and

                 (B) a security that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days or less and that is an unrated security(1) is not an Eligible Security if the security has a long-term rating from any NRSRO that is not within the NRSRO's two highest categories (within which there may be sub-categories or gradations indicating relative standing).

         The Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Fund's price per share at $1.00 for the Fund as computed for the purpose of sales and redemptions. Such procedures include review of the Fund's holdings by the Board of Directors at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Fund deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing
holders of the Fund's shares.   In the event the Board of Directors determines
that such a deviation exists for the Fund, it will take such corrective action as the Board of Directors deems necessary and appropriate with respect to the Fund, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.


--------------------

1 An "unrated security" is a security (i) issued by an issuer that does not have a current short-term rating from any NRSRO, either as to the particular security or as to any other short-term obligations of comparable priority and security; (ii) that was a long-term security at the time of issuance and whose issuer has not received from any NRSRO a rating with respect to a class of short-term debt obligations now comparable in priority and security; or (iii) a security that is rated but which is the subject of an external credit support agreement not in effect when the security was assigned its rating, provided that a security is not an unrated security if any short-term debt obligation issued by the issuer and comparable in priority and security is rated by any NRSRO.

         The Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.

         For All Other Funds: The net asset value per share of each Fund is normally determined daily as of the close of trading on the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Company. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on
such day.   For purposes of determining net asset value per share, futures and options contracts closing prices which are available 15 minutes after the close of trading of the NYSE will generally be used. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the total number of shares outstanding. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each equity security held by the Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.

         Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such foreign securities used in computing the net asset value of each Fund's shares are determined at such times as trading is completed. Foreign currency exchange rates are also generally determined prior the close of the NYSE. Occasionally, events affecting the values of such foreign securities and such foreign securities exchange rates may occur after the time at which such values are determined and prior to the close of the NYSE that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

         Each Fund is treated as a separate association taxable as a corporation.

         Each Fund intends to qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company ("RIC") for each taxable year. Accordingly, each Fund must, among other things, meet the following requirements: A. Each Fund must generally derive (i) at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies and (ii) less than 30% of its gross income from the sale or disposition, generally, of (a) stocks or securities, (b) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) and (c) foreign currencies (or options, futures or forward contracts on foreign currencies) that are not directly related to the Company's business of investing in stock or securities. B. Each Fund must diversify its holdings so that, at the end of each fiscal quarter or within 30 days thereafter: (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of the Fund's assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities).

         As a RIC, each Fund will not be subject to federal income tax on its income and gains distributed to shareholders if it distributes at least (i) 90% of its investment company taxable income for the taxable year; and (ii) 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2).

         Each Fund intends to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on each Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on (i) the assets of the insurance company separate accounts that may be invested in securities of a single issuer and (ii) eligible investors. Because section 817(h) and those regulations treat the assets of each Fund as assets of the corresponding division of the insurance company separate accounts, each Fund intends to comply with these diversification requirements. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of a Fund's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. The regulations also provide that a Fund's shareholders are limited, generally, to life insurance company separate accounts, general accounts of the same life insurance company, an investment adviser or affiliate in connection with the creation or management of a Fund or the trustee of a qualified pension plan. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities and securities of other RICs. Failure of a Fund to satisfy the section 817(h) requirements would result in taxation of and treatment of the Contract holders investing in a corresponding division other than as described in the applicable prospectuses of the various insurance company separate accounts.


                           MISCELLANEOUS INFORMATION

AUDIT REPORTS

         The Company furnishes semi-annual reports containing information about the Funds and their operations, including a list of the investments held in each Fund's portfolio and their respective financial statements. Financial statements, audited by independent auditors, will be issued annually. The firm of Tait, Weller & Baker, Two Penn Center Plaza, Philadelphia, PA 19102, serves as the auditors of each Fund.

LEGAL MATTERS

         Freedman, Levy, Kroll & Simonds, Washington, D.C. has advised the Company on certain federal securities law matters.

CUSTODIAN AND TRANSFER AGENT

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, is custodian of all securities and cash of the Funds. The custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by the Portfolios, and performs certain other ministerial duties. State

Street also acts as transfer and dividend disbursing agent for the Funds. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Funds pay State Street such compensation as may be agreed upon from time to time.

PRINCIPAL HOLDERS OF SECURITIES

         To the best of the knowledge of each Fund, the names of the record holders of 5% or more of the outstanding shares of the Fund as of April 1, 1997, and the percentage of the outstanding shares of such Fund owned by such shareholders as of such date are set out below. The address of the CG Variable Annuity Separate Account is Connecticut General Life Insurance Company, 900 Cottage Grove Road, Hartford, CT 06152-2321. The address of Glenbrook Life and Annuity Company is 3100 Sanders Road, N4C, Northbrook, IL 60062. The address of IDS Life Insurance Company is IDS Tower 10, T27/52, Minneapolis, MN 55440. The address of Merrill Lynch Life Insurance Company is 800 Scudders Mill Road, Plainsboro, NJ 08536.

AIM V.I. CAPITAL APPRECIATION FUND

                                                  PERCENT OWNED         PERCENT OWNED
       NAME OF                                       OF RECORD          BENEFICIALLY         PERCENT OWNED
     RECORD OWNER                                AND BENEFICIALLY           ONLY             OF RECORD ONLY
     ------------                                ----------------           ----             --------------
CG Variable Annuity                                    -0-                   -0-                71.07%*
Separate Account

Glenbrook Life & Annuity Company                       -0-                   -0-                14.49%

Merrill Lynch Life Insurance Company                   -0-                   -0-                11.70%

AIM V.I. DIVERSIFIED INCOME FUND

                                                  PERCENT OWNED         PERCENT OWNED
       NAME OF                                       OF RECORD          BENEFICIALLY         PERCENT OWNED
     RECORD OWNER                                AND BENEFICIALLY           ONLY             OF RECORD ONLY
     ------------                                ----------------           ----             --------------
CG Variable Annuity                                    -0-                   -0-                79.46%*
Separate Account

Glenbrook Life & Annuity Company                       -0-                   -0-                18.26%

--------------------------

* A shareholder who beneficially owns more than 25% of the voting securities of a Fund may be presumed to control the Fund. The Funds understand that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with instructions received from Contract owners, annuitants and beneficiaries. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

AIM V.I. GLOBAL UTILITIES FUND

                                                  PERCENT OWNED         PERCENT OWNED
       NAME OF                                       OF RECORD          BENEFICIALLY         PERCENT OWNED
     RECORD OWNER                                AND BENEFICIALLY           ONLY             OF RECORD ONLY
     ------------                                ----------------           ----             --------------
CG Variable Annuity                                    -0-                   -0-                78.59%*
Separate Account

Glenbrook Life & Annuity Company                       -0-                   -0-                16.46%


AIM V.I. GOVERNMENT SECURITIES FUND

                                                  PERCENT OWNED         PERCENT OWNED
       NAME OF                                       OF RECORD          BENEFICIALLY         PERCENT OWNED
     RECORD OWNER                                AND BENEFICIALLY           ONLY             OF RECORD ONLY
     ------------                                ----------------           ----             --------------
CG Variable Annuity                                    -0-                   -0-                81.16%*
Separate Account

Glenbrook Life & Annuity Company                       -0-                   -0-                12.58%


AIM V.I. GROWTH FUND

                                                  PERCENT OWNED         PERCENT OWNED
       NAME OF                                       OF RECORD          BENEFICIALLY         PERCENT OWNED
     RECORD OWNER                                AND BENEFICIALLY           ONLY             OF RECORD ONLY
     ------------                                ----------------           ----             --------------
CG Variable Annuity                                    -0-                   -0-                83.08%*
Separate Account

Glenbrook Life & Annuity Company                       -0-                   -0-                16.38%

---------------------------

* A shareholder who beneficially owns more than 25% of the voting securities of a Fund may be presumed to "control" the Fund. The Funds understand that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with instructions received from Contract owners, annuitants and beneficiaries. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

AIM V.I. GROWTH AND INCOME FUND

                                                  PERCENT OWNED         PERCENT OWNED
       NAME OF                                       OF RECORD          BENEFICIALLY         PERCENT OWNED
     RECORD OWNER                                AND BENEFICIALLY           ONLY             OF RECORD ONLY
     ------------                                ----------------           ----             --------------
IDS Life Insurance Company                             -0-                   -0-                41.53%*

CG Variable Annuity                                    -0-                   -0-                36.38%*
Separate Account

Glenbrook Life & Annuity Company                       -0-                   -0-                13.37%

AIM V.I. INTERNATIONAL EQUITY FUND

                                                  PERCENT OWNED         PERCENT OWNED
       NAME OF                                       OF RECORD          BENEFICIALLY         PERCENT OWNED
     RECORD OWNER                                AND BENEFICIALLY           ONLY             OF RECORD ONLY
     ------------                                ----------------           ----             --------------
CG Variable Annuity                                    -0-                   -0-                82.07%*
Separate Account

Glenbrook Life & Annuity Company                       -0-                   -0-                16.97%


AIM V.I. MONEY MARKET FUND

                                                  PERCENT OWNED         PERCENT OWNED
       NAME OF                                       OF RECORD          BENEFICIALLY         PERCENT OWNED
     RECORD OWNER                                AND BENEFICIALLY           ONLY             OF RECORD ONLY
     ------------                                ----------------           ----             --------------
CG Variable Annuity                                    -0-                   -0-                80.85%*
Separate Account

Glenbrook Life & Annuity Company                       -0-                   -0-                18.67%

------------------------

* A shareholder who beneficially owns more than 25% of the voting securities of a Fund may be presumed to "control" the Fund. The Funds understand that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with instructions received from Contract owners, annuitants and beneficiaries. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

AIM V.I. VALUE FUND

                                                  PERCENT OWNED         PERCENT OWNED
       NAME OF                                       OF RECORD          BENEFICIALLY         PERCENT OWNED
     RECORD OWNER                                AND BENEFICIALLY           ONLY             OF RECORD ONLY
     ------------                                ----------------           ----             --------------
CG Variable Annuity                                    -0-                   -0-                79.32%*
Separate Account

Glenbrook Life & Annuity Company                       -0-                   -0-                12.02%


         As of April 1, 1997, the directors and officers of the Company as a group owned beneficially less than 1% of the outstanding shares of the Company.

OTHER INFORMATION

         The Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Funds have filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered hereby. The Registration Statement is available for inspection by the public at the SEC in Washington, D.C.
----------------------------

* A shareholder who beneficially owns more than 25% of the voting securities of a Fund may be presumed to "control" the Fund. The Funds understand that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with instructions received from Contract owners, annuitants and beneficiaries. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

                              FINANCIAL STATEMENTS





                                       FS

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Capital Appreciation Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 , and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. Where brokers did not reply to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Capital Appreciation Fund, as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994, in conformity with generally accepted accounting principles.


                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 1997

                      AIM V.I. CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS
December 31, 1996

                                                         MARKET
                                              SHARES     VALUE
COMMON STOCKS - 87.73%

ADVERTISING/BROADCASTING - 1.11%

American Radio Systems Corp.(a)                10,000 $    272,500
------------------------------------------------------------------
CanWest Global Communications Corp. (Canada)   59,700      611,925
------------------------------------------------------------------
Catalina Marketing Corp.(a)                     3,300      181,912
------------------------------------------------------------------
Chancellor Corp. - Class A(a)                  13,000      308,750
------------------------------------------------------------------
Clear Channel Communications, Inc.(a)          44,600    1,611,175
------------------------------------------------------------------
Jacor Communications, Inc.(a)                  27,500      752,813
------------------------------------------------------------------
Paxson Communications Corp.(a)                 20,000      157,500
------------------------------------------------------------------
True North Communications, Inc.                 9,000      196,875
------------------------------------------------------------------
                                                         4,093,450
------------------------------------------------------------------

AUTOMOBILE/TRUCK PARTS & TIRES - 0.10%

Mark IV Industries, Inc.                       16,170      365,846
------------------------------------------------------------------

BANKING - 0.55%

Bank of Boston Corp.                           31,900    2,049,575
------------------------------------------------------------------

BIOTECHNOLOGY - 0.43%

AMGEN, Inc.(a)                                 29,500    1,604,063
------------------------------------------------------------------

BUSINESS SERVICES - 0.91%

AccuStaff, Inc.(a)                             29,300      618,963
------------------------------------------------------------------
APAC Teleservices, Inc.(a)                      6,000      230,250
------------------------------------------------------------------
Corrections Corp. of America(a)                 1,900       58,188
------------------------------------------------------------------
CUC International, Inc.(a)                     23,700      562,875
------------------------------------------------------------------
Equifax, Inc.                                  14,000      428,750
------------------------------------------------------------------
Healthcare COMPARE Corp.(a)                    13,700      580,537
------------------------------------------------------------------
Paychex, Inc.                                   9,100      468,081
------------------------------------------------------------------
Romac International, Inc.(a)                   20,000      440,000
------------------------------------------------------------------
                                                         3,387,644
------------------------------------------------------------------

CHEMICALS (SPECIALTY) - 0.72%

Agrium, Inc. (Canada)                          30,000      412,500
------------------------------------------------------------------
Airgas, Inc.(a)                                48,500    1,067,000
------------------------------------------------------------------
IMC Global, Inc.                               30,000    1,173,750
------------------------------------------------------------------
                                                         2,653,250
------------------------------------------------------------------

COMPUTER MINI/PCS - 3.00%

COMPAQ Computer Corp.(a)                       39,000    2,895,750
------------------------------------------------------------------
Dell Computer Corp.(a)                         47,600    2,528,750
------------------------------------------------------------------
Hewlett-Packard Co.                            14,400      723,600
------------------------------------------------------------------
Rational Software Corp.(a)                     42,400    1,677,450
------------------------------------------------------------------
Sun Microsystems, Inc.(a)                     127,800    3,282,863
------------------------------------------------------------------
                                                        11,108,413
------------------------------------------------------------------

COMPUTER NETWORKING - 5.84%

ACT Networks, Inc.(a)                          13,600      496,400
------------------------------------------------------------------
Ascend Communications, Inc.(a)                 54,500    3,385,813
------------------------------------------------------------------
Cabletron Systems, Inc.(a)                     58,000    1,928,500
------------------------------------------------------------------

                                                         MARKET
                                              SHARES     VALUE
COMPUTER NETWORKING - (CONTINUED)

Cascade Communications Corp.(a)                63,700 $  3,511,462
------------------------------------------------------------------
Cisco Systems, Inc.(a)                         59,100    3,760,237
------------------------------------------------------------------
ECI Telecommunications Ltd. Designs (Israel)   22,300      473,875
------------------------------------------------------------------
FORE Systems, Inc.(a)                          46,800    1,538,550
------------------------------------------------------------------
Newbridge Networks Corp. (Canada)(a)           41,000    1,158,250
------------------------------------------------------------------
Shiva Corp.(a)                                  5,800      202,275
------------------------------------------------------------------
Sync Research, Inc.(a)                         14,700      202,125
------------------------------------------------------------------
3Com Corp.(a)                                  60,000    4,402,500
------------------------------------------------------------------
Xircom, Inc.(a)                                25,000      543,750
------------------------------------------------------------------
                                                        21,603,737
------------------------------------------------------------------

COMPUTER PERIPHERALS - 2.32%

Adaptec, Inc.(a)                               44,800    1,792,000
------------------------------------------------------------------
American Power Conversion Corp.(a)             18,400      501,400
------------------------------------------------------------------
EMC Corp.(a)                                   45,000    1,490,625
------------------------------------------------------------------
Microchip Technology, Inc.(a)                  41,400    2,106,225
------------------------------------------------------------------
U.S. Robotics Corp.(a)                         37,700    2,714,400
------------------------------------------------------------------
                                                         8,604,650
------------------------------------------------------------------

COMPUTER SOFTWARE/SERVICES - 11.96%

Affiliated Computer Services, Inc.(a)          22,800      678,300
------------------------------------------------------------------
Baan Co., N.V. (Netherlands)(a)                30,300    1,052,925
------------------------------------------------------------------
BDM International Inc.(a)                       6,000      325,500
------------------------------------------------------------------
BISYS Group, Inc. (The)(a)                     12,000      444,750
------------------------------------------------------------------
BMC Software, Inc.(a)                          62,000    2,565,250
------------------------------------------------------------------
Cadence Design Systems, Inc.(a)                20,350      808,913
------------------------------------------------------------------
CBT Group PLC-ADR (Ireland)(a)                    900       48,825
------------------------------------------------------------------
Ceridian Corp.(a)                              28,000    1,134,000
------------------------------------------------------------------
Computer Associates International, Inc.        64,350    3,201,413
------------------------------------------------------------------
Computer Sciences Corp.(a)                     19,700    1,617,863
------------------------------------------------------------------
Compuware Corp.(a)                             31,000    1,553,875
------------------------------------------------------------------
CSG Systems International, Inc.(a)             15,100      232,162
------------------------------------------------------------------
DST Systems, Inc.(a)                           27,800      872,225
------------------------------------------------------------------
Electronic Arts, Inc.(a)                       25,700      769,394
------------------------------------------------------------------
First Data Corp.                               22,500      821,250
------------------------------------------------------------------
HBO & Co.                                      28,144    1,671,050
------------------------------------------------------------------
HPR, Inc.(a)                                   13,600      187,000
------------------------------------------------------------------
IDX Systems Corp.(a)                            5,500      157,437
------------------------------------------------------------------
Intuit, Inc.(a)                                24,400      768,600
------------------------------------------------------------------
McAfee Associates, Inc.(a)                     46,300    2,037,200
------------------------------------------------------------------
Medic Computer Systems, Inc.(a)                 8,200      330,562
------------------------------------------------------------------
Microsoft Corp.(a)                             82,900    6,849,612
------------------------------------------------------------------
National Data Corp.                            22,500      978,750
------------------------------------------------------------------
Network General Corp.(a)                       67,000    2,026,750
------------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                        MARKET
                                            SHARES      VALUE
COMPUTER SOFTWARE/SERVICES - (CONTINUED)

Oracle Corp.(a)                              60,875 $  2,541,531
----------------------------------------------------------------
Parametric Technology Co.(a)                 74,200    3,812,025
----------------------------------------------------------------
Physician Computer Network, Inc.(a)          42,500      361,250
----------------------------------------------------------------
Pure Atria Corp.(a)                           2,300       56,925
----------------------------------------------------------------
Sterling Commerce, Inc.(a)                   54,955    1,937,164
----------------------------------------------------------------
Sterling Software, Inc.(a)                   16,800      531,300
----------------------------------------------------------------
Structural Dynamics Research Corp.(a)        19,400      388,000
----------------------------------------------------------------
SunGard Data Systems, Inc.(a)                17,600      695,200
----------------------------------------------------------------
Synopsys, Inc.(a)                            44,500    2,058,125
----------------------------------------------------------------
Systemsoft Corp.(a)                           3,400       50,575
----------------------------------------------------------------
Tecnomatix Technologies Ltd. (Israel)(a)      8,600      227,900
----------------------------------------------------------------
Transition Systems, Inc.(a)                     600        8,475
----------------------------------------------------------------
Wind River Systems(a)                        10,000      473,750
----------------------------------------------------------------
                                                      44,275,826
----------------------------------------------------------------

CONGLOMERATES - 0.68%

Corning, Inc.                                27,300    1,262,625
----------------------------------------------------------------
Tyco International Ltd.                      13,968      738,558
----------------------------------------------------------------
U.S. Industries, Inc.(a)                     15,000      515,625
----------------------------------------------------------------
                                                       2,516,808
----------------------------------------------------------------

CONSUMER NON-DURABLES - 0.06%

Central Garden and Pet Co.(a)                10,000      210,625
----------------------------------------------------------------

COSMETIC & TOILETRIES - 0.12%
Rexall Sundown, Inc.(a)                      16,300      443,156

----------------------------------------------------------------

ELECTRONIC COMPONENT/MISCELLANEOUS - 1.11%

AMETEK Inc.                                   5,000      111,250
----------------------------------------------------------------
Berg Electronics Corp.(a)                    13,600      399,500
----------------------------------------------------------------
BMC Industries, Inc.                         13,700      431,550
----------------------------------------------------------------
Checkpoint Systems, Inc.(a)                  10,000      247,500
----------------------------------------------------------------
Methode Electronics, Inc. - Class A           9,150      185,288
----------------------------------------------------------------
Molex, Inc. - Class A                         3,906      139,151
----------------------------------------------------------------
Raychem Corp.                                10,400      833,300
----------------------------------------------------------------
SCI Systems, Inc.(a)                         10,600      473,025
----------------------------------------------------------------
Symbol Technologies, Inc.(a)                 17,200      761,100
----------------------------------------------------------------
Thermo Instrument Systems, Inc.(a)           16,100      533,312
----------------------------------------------------------------
                                                       4,114,976
----------------------------------------------------------------

FINANCE (ASSET MANAGEMENT) - 0.17%

Imperial Credit Industries, Inc.(a)          30,000      630,000
----------------------------------------------------------------

FINANCE (CONSUMER CREDIT) - 4.18%

Aames Financial Corp.                        23,500      843,062
----------------------------------------------------------------
Beneficial Corp.                             10,900      690,787
----------------------------------------------------------------
Capital One Financial Corp.                  42,200    1,519,200
----------------------------------------------------------------
Concord EFS, Inc.(a)                         20,000      565,000
----------------------------------------------------------------
Credit Acceptance Corp.(a)                   29,300      688,550
----------------------------------------------------------------
First USA, Inc.                              23,200      803,300
----------------------------------------------------------------

                                                        MARKET
                                           SHARES       VALUE
FINANCE (CONSUMER CREDIT) - (CONTINUED)
Green Tree Financial Corp.                  62,800 $  2,425,650
---------------------------------------------------------------
Household International, Inc.               19,600    1,808,100
---------------------------------------------------------------
MBNA Corp.                                  43,750    1,815,625
---------------------------------------------------------------
Money Store, Inc. (The)                     40,000    1,105,001
---------------------------------------------------------------
Olympic Financial Ltd.(a)                   42,200      606,625
---------------------------------------------------------------
PMT Services, Inc.(a)                       29,500      516,250
---------------------------------------------------------------
Southern Pacific Funding Corp.(a)            3,000       93,375
---------------------------------------------------------------
Student Loan Marketing Association          12,000    1,117,500
---------------------------------------------------------------
SunAmerica, Inc.                            20,000      887,500
---------------------------------------------------------------
                                                     15,485,525
---------------------------------------------------------------

FINANCE (SAVINGS & LOAN) - 0.18%

Washington Mutual, Inc.                     15,200      658,350
---------------------------------------------------------------

FOOD/PROCESSING - 0.19%

Richfood Holdings, Inc.                     29,450      714,163
---------------------------------------------------------------

FUNERAL SERVICES - 1.05%

Service Corp. International                113,900    3,189,200
---------------------------------------------------------------
Stewart Enterprises, Inc. - Class A         20,250      688,500
---------------------------------------------------------------
                                                      3,877,700
---------------------------------------------------------------

FURNITURE - 0.25%

Leggett & Platt, Inc.                       26,500      917,563
---------------------------------------------------------------

GAMING - 0.95%

Circus Circus Enterprises(a)                37,500    1,289,063
---------------------------------------------------------------
GTECH Holdings Corp.(a)                     21,300      681,600
---------------------------------------------------------------
International Game Technology               66,200    1,208,150
---------------------------------------------------------------
Trump Hotels & Casino Resorts, Inc.(a)      28,600      343,200
---------------------------------------------------------------
                                                      3,522,013
---------------------------------------------------------------

HOME BUILDING - 0.02%

Oakwood Homes Corp.                          4,000       91,500
---------------------------------------------------------------

HOTELS/MOTELS - 1.17%

Choice Hotels International, Inc.(a)        45,500      801,937
---------------------------------------------------------------
Doubletree Corp.(a)                         17,700      796,500
---------------------------------------------------------------
HFS, Inc.(a)                                28,100    1,678,975
---------------------------------------------------------------
Promus Hotel Corp.(a)                       18,750      555,469
---------------------------------------------------------------
Sun International Hotels Ltd.(a)            13,500      492,750
---------------------------------------------------------------
                                                      4,325,631
---------------------------------------------------------------

INSURANCE (LIFE & HEALTH) - 0.58%

Compdent Corp.(a)                           15,900      560,475
---------------------------------------------------------------
Conseco Inc.                                15,000      956,250
---------------------------------------------------------------
United Companies Financial Corp.            24,500      652,312
---------------------------------------------------------------
                                                      2,169,037
---------------------------------------------------------------

INSURANCE (MULTI-LINE PROPERTIES) - 0.98%

CapMAC Holdings, Inc.                       25,900      857,938
---------------------------------------------------------------
MGIC Investment Corp.                       35,300    2,682,800
---------------------------------------------------------------
Progressive Corp.                            1,600      107,800
---------------------------------------------------------------
                                                      3,648,538
---------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                              MARKET
                                                  SHARES      VALUE
LEISURE & RECREATION - 0.87%

Callaway Golf Co.                                  37,000 $    1,063,750
------------------------------------------------------------------------
Harley-Davidson, Inc.                              35,700      1,677,900
------------------------------------------------------------------------
Mattel, Inc.                                        9,375        260,156
------------------------------------------------------------------------
Speedway Motorsports, Inc.(a)                       9,900        207,900
------------------------------------------------------------------------
                                                               3,209,706
------------------------------------------------------------------------

MACHINE TOOLS - 0.23%

Precision Castparts Corp.                          17,000        843,625
------------------------------------------------------------------------

MACHINERY (MISCELLANEOUS) - 0.54%

Pentair, Inc.                                      14,500        467,625
------------------------------------------------------------------------
Thermo Electron Corp.(a)                           37,300      1,538,625
------------------------------------------------------------------------
                                                               2,006,250
------------------------------------------------------------------------

MEDICAL (DRUGS) - 2.65%

Cardinal Health, Inc.                              72,525      4,224,581
------------------------------------------------------------------------
Curative Technologies, Inc.(a)                      8,500        235,344
------------------------------------------------------------------------
Dura Pharmaceuticals, Inc.(a)                      25,000      1,193,750
------------------------------------------------------------------------
Elan Corp. PLC-ADR (Ireland)(a)                    57,700      1,918,525
------------------------------------------------------------------------
Express Scripts, Inc. - Class A(a)                 21,800        782,075
------------------------------------------------------------------------
Jones Medical Industries, Inc.                     23,600        864,350
------------------------------------------------------------------------
Parexel International Corp.(a)                      6,200        320,075
------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)    5,300        266,325
------------------------------------------------------------------------
                                                               9,805,025
------------------------------------------------------------------------

MEDICAL (INSTRUMENTS/PRODUCTS) - 4.86%

Advanced Technology Laboratories, Inc.(a)          15,000        465,000
------------------------------------------------------------------------
Boston Scientific Corp.(a)                         33,280      1,996,800
------------------------------------------------------------------------
Dentsply International, Inc.                       14,800        703,000
------------------------------------------------------------------------
Gulf South Medical Supply, Inc.(a)                 33,100        848,187
------------------------------------------------------------------------
IDEXX Laboratories Inc.(a)                         25,300        910,800
------------------------------------------------------------------------
Invacare Corp.                                     27,400        753,500
------------------------------------------------------------------------
Medtronic, Inc.                                    14,000        952,000
------------------------------------------------------------------------
Nellcor Puritan Bennet, Inc.(a)                    13,100        286,563
------------------------------------------------------------------------
Omnicare, Inc.                                     74,700      2,399,738
------------------------------------------------------------------------
Physician Sales & Service, Inc.(a)                 20,000        287,500
------------------------------------------------------------------------
Quintiles Transnational Corp.(a)                   29,900      1,980,875
------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                          30,000      1,278,750
------------------------------------------------------------------------
Steris Corp.(a)                                    45,000      1,957,500
------------------------------------------------------------------------
Sybron International Corp.(a)                      61,800      2,039,400
------------------------------------------------------------------------
Target Therapeutics, Inc.(a)                        6,500        273,000
------------------------------------------------------------------------
U.S. Surgical Corp.                                21,400        842,625
------------------------------------------------------------------------
                                                              17,975,238
------------------------------------------------------------------------

MEDICAL (PATIENT SERVICES) - 7.71%

American HomePatient, Inc.(a)                      22,050        600,862
------------------------------------------------------------------------
American Medical Response, Inc.(a)                  5,700        185,250
------------------------------------------------------------------------
American Oncology Resources, Inc.(a)                7,200         73,800
------------------------------------------------------------------------
ClinTrials Research Inc.(a)                        25,650        583,537
------------------------------------------------------------------------

                                                  SHARES        VALUE
MEDICAL (PATIENT SERVICES) - (CONTINUED)

Columbia/HCA Healthcare Corp.                      90,720   $  3,696,840
------------------------------------------------------------------------
FPA Medical Management, Inc.(a)                    20,000        447,500
------------------------------------------------------------------------
Genesis Health Ventures, Inc.(a)                   29,401        915,106
------------------------------------------------------------------------
Health Care & Retirement Corp.(a)                  66,900      1,915,012
------------------------------------------------------------------------
Health Management Associates, Inc. - Class A(a)    87,712      1,973,520
------------------------------------------------------------------------
HEALTHSOUTH Corp.(a)                               85,900      3,317,887
------------------------------------------------------------------------
Lincare Holdings, Inc.(a)                          30,000      1,230,000
------------------------------------------------------------------------
MedPartners, Inc.(a)                               22,500        472,500
------------------------------------------------------------------------
Multicare Companies, Inc.(a)                       26,200        530,550
------------------------------------------------------------------------
OccuSystems, Inc.(a)                               11,500        310,500
------------------------------------------------------------------------
OrNda HealthCorp(a)                                57,900      1,693,575
------------------------------------------------------------------------
Orthodontic Centers of America, Inc.(a)            15,000        240,000
------------------------------------------------------------------------
Oxford Health Plans, Inc.(a)                       45,000      2,635,313
------------------------------------------------------------------------
PhyCor, Inc.(a)                                    28,800        817,200
------------------------------------------------------------------------
Physicians Resource Group, Inc.(a)                 20,000        355,000
------------------------------------------------------------------------
Quorum Health Group, Inc.(a)                       33,000        981,750
------------------------------------------------------------------------
Tenet Healthcare Corp.(a)                          61,500      1,345,313
------------------------------------------------------------------------
Total Renal Care Holdings, Inc.(a)                 28,800      1,044,000
------------------------------------------------------------------------
Universal Health Services, Inc. - Class B(a)       38,300      1,096,338
------------------------------------------------------------------------
Vencor, Inc.(a)                                    64,900      2,052,463
------------------------------------------------------------------------
                                                              28,513,816
------------------------------------------------------------------------

METALS (MISCELLANEOUS) - 0.39%

Potash Corp. of Saskatchewan, Inc. (Canada)        17,000      1,445,000
------------------------------------------------------------------------

OFFICE AUTOMATION - 0.56%

Danka Business Systems PLC-ADR (United Kingdom)    58,300      2,062,363
------------------------------------------------------------------------

OFFICE PRODUCTS - 0.73%

Avery Dennison Corp.                               14,200        502,325
------------------------------------------------------------------------
Ingram Micro, Inc.(a)                              39,300        903,900
------------------------------------------------------------------------
Reynolds & Reynolds Co. - Class A                  50,000      1,300,000
------------------------------------------------------------------------
                                                               2,706,225
------------------------------------------------------------------------

OIL & GAS (DRILLING) - 0.29%

Reading & Bates Corp.(a)                           40,000      1,060,000
------------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 0.47%

Burlington Resources, Inc.                         22,000      1,108,250
------------------------------------------------------------------------
Transocean Offshore Inc.                           10,000        626,250
------------------------------------------------------------------------
                                                               1,734,500
------------------------------------------------------------------------

OIL & GAS (SERVICES) - 0.72%

Camco International, Inc.                          20,000        922,500
------------------------------------------------------------------------
Energy Ventures, Inc.(a)                            7,700        391,737
------------------------------------------------------------------------
Global Marine, Inc.(a)                             65,000      1,340,625
------------------------------------------------------------------------
                                                               2,654,862
------------------------------------------------------------------------

OIL EQUIPMENT & SUPPLIES - 2.78%

Baker Hughes, Inc.                                 28,500        983,250
------------------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                              MARKET
                                                   SHARES     VALUE
OIL EQUIPMENT & SUPPLIES - (CONTINUED)

BJ Services Co.(a)                                  14,000 $    714,000
-----------------------------------------------------------------------
Cooper Cameron Corp.(a)                             12,000      918,000
-----------------------------------------------------------------------
Diamond Offshore Drilling, Inc.(a)                  29,600    1,687,200
-----------------------------------------------------------------------
ENSCO International, Inc.(a)                        20,000      970,000
-----------------------------------------------------------------------
Marine Drilling Co., Inc.(a)                        70,000    1,378,125
-----------------------------------------------------------------------
Nabors Industries, Inc.(a)                          15,000      288,750
-----------------------------------------------------------------------
Pride Petroleum Services, Inc.(a)                   15,500      360,375
-----------------------------------------------------------------------
Rowan Companies, Inc.(a)                            38,500      871,063
-----------------------------------------------------------------------
Smith International, Inc.(a)                        21,900      982,762
-----------------------------------------------------------------------
Varco International, Inc.(a)                        48,900    1,130,812
-----------------------------------------------------------------------
                                                             10,284,337
-----------------------------------------------------------------------

POLLUTION CONTROL - 0.72%

United Waste Services, Inc.(a)                      29,000      996,875
-----------------------------------------------------------------------
US Filter Corp.(a)                                  21,100      669,925
-----------------------------------------------------------------------
USA Waste Services, Inc.(a)                         31,300      997,688
-----------------------------------------------------------------------
                                                              2,664,488
-----------------------------------------------------------------------

PUBLISHING - 0.31%

Gartner Group, Inc.(a)                              18,400      716,450
-----------------------------------------------------------------------
Times Mirror Co. (The) - Class A                     9,000      447,750
-----------------------------------------------------------------------
                                                              1,164,200
-----------------------------------------------------------------------

RESTAURANTS - 1.66%

Apple South, Inc.                                   30,000      405,000
-----------------------------------------------------------------------
Applebee's International, Inc.                      29,400      808,500
-----------------------------------------------------------------------
Brinker International, Inc.(a)                      35,000      560,000
-----------------------------------------------------------------------
Cracker Barrel Old Country Store, Inc.              52,600    1,334,725
-----------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc.(a)              45,600    1,219,800
-----------------------------------------------------------------------
Outback Steakhouse, Inc.(a)                         32,100      858,675
-----------------------------------------------------------------------
Planet Hollywood International, Inc. - Class A(a)   20,200      398,950
-----------------------------------------------------------------------
Rainforest Cafe, Inc.(a)                             7,500      176,250
-----------------------------------------------------------------------
Starbucks Corp.(a)                                  13,200      377,850
-----------------------------------------------------------------------
                                                              6,139,750
-----------------------------------------------------------------------

RETAIL (FOOD & DRUG) - 2.26%

American Stores Co.                                 31,000    1,267,125
-----------------------------------------------------------------------
Eckerd Corp. (The)(a)                                6,087      194,784
-----------------------------------------------------------------------
Kroger Co. (The) (a)                                35,300    1,641,450
-----------------------------------------------------------------------
Revco D.S., Inc.(a)                                 32,400    1,198,800
-----------------------------------------------------------------------
Rite Aid Corp.                                      25,480    1,012,830
-----------------------------------------------------------------------
Safeway, Inc.(a)                                    71,000    3,035,250
-----------------------------------------------------------------------
                                                              8,350,239
-----------------------------------------------------------------------

RETAIL (STORES) - 9.19%

Bed Bath & Beyond, Inc.(a)                          39,700      962,725
-----------------------------------------------------------------------
Boise Cascade Office Products Corp.(a)               7,300      153,300
-----------------------------------------------------------------------
CDW Computer Centers, Inc.(a)                       18,700    1,109,144
-----------------------------------------------------------------------
CompUSA, Inc.(a)                                    49,500    1,020,937
-----------------------------------------------------------------------

                                                              MARKET
                                                   SHARES     VALUE
RETAIL (STORES) - (CONTINUED)

Consolidated Stores Corp.(a)                        67,250 $  2,160,406
-----------------------------------------------------------------------
Corporate Express, Inc.(a)                          28,700      844,856
-----------------------------------------------------------------------
Dayton Hudson Corp.                                 51,300    2,013,525
-----------------------------------------------------------------------
Dollar General Corp.                                27,762      888,384
-----------------------------------------------------------------------
Dollar Tree Stores, Inc.(a)                         15,000      573,750
-----------------------------------------------------------------------
Fila Holding S.p.A.-ADR (Italy)                      9,100      528,938
-----------------------------------------------------------------------
Finish Line, Inc. (The) - Class A(a)                24,200      511,225
-----------------------------------------------------------------------
Gap, Inc. (The)                                     14,700      442,838
-----------------------------------------------------------------------
Global DirectMail Corp.(a)                          17,700      772,163
-----------------------------------------------------------------------
Gymboree Corp.(a)                                   33,600      768,600
-----------------------------------------------------------------------
Home Depot, Inc.                                     3,000      150,375
-----------------------------------------------------------------------
Jones Apparel Group, Inc.(a)                        25,000      934,375
-----------------------------------------------------------------------
Kohl's Corp.(a)                                     20,900      820,325
-----------------------------------------------------------------------
Lowe's Companies, Inc.                              28,700    1,018,850
-----------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                      42,250    1,035,125
-----------------------------------------------------------------------
Meyer (Fred), Inc.(a)                               28,300    1,004,650
-----------------------------------------------------------------------
Micro Warehouse, Inc.(a)                            34,400      404,200
-----------------------------------------------------------------------
Neiman Marcus Group, Inc. (The)(a)                   9,000      229,500
-----------------------------------------------------------------------
Oakley, Inc.(a)                                     57,800      628,575
-----------------------------------------------------------------------
Pep Boys - Manny, Moe & Jack                        27,400      842,550
-----------------------------------------------------------------------
Petco Animal Supplies, Inc.(a)                      25,600      531,200
-----------------------------------------------------------------------
PETSMART, Inc.(a)                                   57,300    1,253,438
-----------------------------------------------------------------------
Ross Stores, Inc.                                   12,700      635,000
-----------------------------------------------------------------------
Saks Holdings, Inc.(a)                               8,200      221,400
-----------------------------------------------------------------------
Sports Authority, Inc. (The)(a)                     50,250    1,092,937
-----------------------------------------------------------------------
Staples, Inc.(a)                                   129,425    2,337,739
-----------------------------------------------------------------------
Sunglass Hut International, Inc.(a)                 18,200      131,950
-----------------------------------------------------------------------
Tech Data Corp.(a)                                  46,500    1,272,938
-----------------------------------------------------------------------
Tiffany & Co.                                       21,500      787,437
-----------------------------------------------------------------------
TJX Companies, Inc.                                 21,300    1,009,087
-----------------------------------------------------------------------
Toys "R" Us, Inc.(a)                                74,600    2,238,000
-----------------------------------------------------------------------
Viking Office Products, Inc.(a)                     82,700    2,207,056
-----------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                            13,000      472,875
-----------------------------------------------------------------------
                                                             34,010,373
-----------------------------------------------------------------------

SCIENTIFIC INSTRUMENTS - 0.02%

Input/Output, Inc.(a)                                4,500       83,250
-----------------------------------------------------------------------

SEMICONDUCTORS - 3.15%

Advanced Micro Devices, Inc.(a)                     39,800    1,024,850
-----------------------------------------------------------------------
Altera Corp.(a)                                     26,300    1,911,681
-----------------------------------------------------------------------
Applied Materials, Inc.(a)                          25,000      898,438
-----------------------------------------------------------------------
Intel Corp.                                         38,200    5,001,813
-----------------------------------------------------------------------
KLA Instruments Corp.(a)                            16,600      589,300
-----------------------------------------------------------------------
National Semiconductor Corp.(a)                     35,000      853,125
-----------------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                                     MARKET
                                                       SHARES        VALUE
SEMICONDUCTORS - (CONTINUED)

Novellus Systems, Inc.(a)                                3,600    $    195,075
------------------------------------------------------------------------------
SGS-Thomson Microelectronics N.V. - New York shares
 (France)(a)                                             4,400         308,000
------------------------------------------------------------------------------
Solectron Corp.(a)                                       8,700         464,362
------------------------------------------------------------------------------
Tencor Instruments(a)                                    8,000         211,000
------------------------------------------------------------------------------
Vitesse Semiconductor Corp.(a)                           4,000         182,000
------------------------------------------------------------------------------
                                                                    11,639,644
------------------------------------------------------------------------------

SHOES & RELATED APPAREL - 1.08%

Nike, Inc. - Class B                                    28,000       1,673,000
------------------------------------------------------------------------------
Nine West Group, Inc.(a)                                43,900       2,035,862
------------------------------------------------------------------------------
Wolverine World Wide, Inc.                               9,900         287,100
------------------------------------------------------------------------------
                                                                     3,995,962
------------------------------------------------------------------------------

TELECOMMUNICATIONS - 5.45%

ACC Corp.                                               12,000         363,000
------------------------------------------------------------------------------
ADC Telecommunications, Inc.(a)                         84,300       2,623,838
------------------------------------------------------------------------------
Andrew Corp.(a)                                         45,862       2,433,552
------------------------------------------------------------------------------
Aspect Telecommunications Corp.(a)                      18,300       1,162,050
------------------------------------------------------------------------------
Billing Information Concepts(a)                         14,700         422,625
------------------------------------------------------------------------------
Nokia Oy A.B. - Class A (Finland)                        4,300         249,587
------------------------------------------------------------------------------
Nokia Oy A.B-ADR - Class A (Finland)                    33,000       1,901,625
------------------------------------------------------------------------------
PairGain Technologies, Inc.(a)                          95,800       2,915,913
------------------------------------------------------------------------------
PictureTel Corp.(a)                                     15,000         390,000
------------------------------------------------------------------------------
Premisys Communications, Inc.(a)                        30,600       1,032,750
------------------------------------------------------------------------------
QUALCOMM, Inc.(a)                                       16,600         661,925
------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson-ADR (Sweden)            90,320       2,726,535
------------------------------------------------------------------------------
Tellabs, Inc.(a)                                        45,200       1,700,650
------------------------------------------------------------------------------
U.S. Long Distance Corp.(a)                              9,300          74,400
------------------------------------------------------------------------------
Western Wireless Corp. - Class A(a)                     26,000         360,750
------------------------------------------------------------------------------
WorldCom, Inc.(a)                                       43,800       1,141,537
------------------------------------------------------------------------------
                                                                    20,160,737
------------------------------------------------------------------------------

TELEPHONE - 0.25%

Cincinnati Bell, Inc.                                   15,000         924,375
------------------------------------------------------------------------------

TEXTILES - 1.91%

Designer Holdings Ltd.(a)                                7,100         114,488
------------------------------------------------------------------------------
Gucci Group N.V.-ADR (Netherlands)                      14,800         945,350
------------------------------------------------------------------------------
Liz Claiborne, Inc.                                     35,700       1,378,912
------------------------------------------------------------------------------
Nautica Enterprises, Inc.(a)                            41,300       1,042,825
------------------------------------------------------------------------------
Russel Corp.                                            26,300         782,425
------------------------------------------------------------------------------
Tommy Hilfiger Corp.(a)                                 38,700       1,857,600
------------------------------------------------------------------------------
Unifi, Inc.                                             29,500         947,687
------------------------------------------------------------------------------
                                                                     7,069,287
------------------------------------------------------------------------------

TRANSPORTATION - 0.18%

AirNet Systems, Inc.(a)                                 20,000         295,000
------------------------------------------------------------------------------
Rural/Metro Corp.(a)                                    10,000         360,000
------------------------------------------------------------------------------
                                                                       655,000
------------------------------------------------------------------------------

                                                                     MARKET
                                                      SHARES         VALUE
TRUCKING - 0.12%

U.S. Freightways Corp.                                  15,900    $    436,256
-------------------------------------------------------------------------------
  Total Common Stocks                                              324,666,547
-------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                      AMOUNT
CONVERTIBLE BONDS - 0.06%

FINANCE (CONSUMER CREDIT) - 0.06%

Cityscape Financial Corp., Conv. Sub. Deb., 6.00%,
 05/01/06                                           $  225,000         228,938
-------------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 5.27%

U.S. TREASURY BILLS(b)
5.22%, 01/02/97                                      5,505,000(c)    5,504,244
-------------------------------------------------------------------------------
4.64%, 02/06/97                                      1,250,000       1,244,325
-------------------------------------------------------------------------------
5.03%, 03/27/97                                     12,900,000(c)   12,753,714
-------------------------------------------------------------------------------
  Total U.S. Treasury Securities                                    19,502,283
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 7.27%(d)

Daiwa Securities America Inc., 6.25%, 01/02/97(e)   26,887,387      26,887,387
-------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 100.33%                              371,285,155
-------------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (0.33%)                             (1,221,990)
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                              $370,063,165
===============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) A portion of the principal amount was pledged as collateral for open futures contracts at 12/31/96. See Note 6 to Financial Statements.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 12/31/96 with a maturing value of $360,125,000. Collateralized by $355,195,000 U.S. Treasury obligations, 0% to 8.875% due 06/12/97 to 08/15/26.

Abbreviations:
ADR  - American Depository Receipt
Conv.- Convertible
Deb. - Debentures
Sub. - Subordinated

See Notes to Financial Statements.

                      AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996


ASSETS:
Investments, at market value (cost $295,718,658)          $371,285,155
----------------------------------------------------------------------
Receivables for:
 Investments sold                                              737,799
----------------------------------------------------------------------
 Capital stock sold                                            281,951
----------------------------------------------------------------------
 Dividends and interest                                         69,820
----------------------------------------------------------------------
Investment for deferred compensation plan                       12,698
----------------------------------------------------------------------
Organizational costs, net                                        3,857
----------------------------------------------------------------------
Other assets                                                       894
----------------------------------------------------------------------
  Total assets                                             372,392,174
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                       1,506,462
----------------------------------------------------------------------
 Capital stock reacquired                                      178,464
----------------------------------------------------------------------
 Variation margin                                              386,900
----------------------------------------------------------------------
 Deferred compensation plan                                     12,698
----------------------------------------------------------------------
Accrued advisory fees                                          198,353
----------------------------------------------------------------------
Accrued directors' fees                                          1,785
----------------------------------------------------------------------
Accrued administrative services fees                             4,631
----------------------------------------------------------------------
Accrued operating expenses                                      39,716
----------------------------------------------------------------------
  Total liabilities                                          2,329,009
----------------------------------------------------------------------

NET ASSETS APPLICABLE TO SHARES OUTSTANDING               $370,063,165

======================================================================
Capital shares, $.001 par value per share:
 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                19,043,829
======================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE  $      19.43
======================================================================


STATEMENT OF OPERATIONS
For the year ended December 31, 1996


INVESTMENT INCOME:
Dividends (net of $6,874 foreign withholding tax)            $   617,154
------------------------------------------------------------------------
Interest                                                       2,033,202
------------------------------------------------------------------------
  Total investment income                                      2,650,356
------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                  1,884,838
------------------------------------------------------------------------
Custodian fees                                                   112,537
------------------------------------------------------------------------
Administrative services fees                                      46,623
------------------------------------------------------------------------
Directors' fees and expenses                                       7,498
------------------------------------------------------------------------
Organizational costs                                               2,892
------------------------------------------------------------------------
Other                                                             74,463
------------------------------------------------------------------------
  Total expenses                                               2,128,851
------------------------------------------------------------------------
Net investment income                                            521,505
------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND
 FUTURES CONTRACTS:

NET REALIZED GAIN FROM:

Investment securities                                          4,609,186
------------------------------------------------------------------------
Futures contracts                                              2,349,285
------------------------------------------------------------------------
                                                               6,958,471
------------------------------------------------------------------------

UNREALIZED APPRECIATION OF:

Investment securities                                         36,218,687
------------------------------------------------------------------------
Futures contracts                                                392,348
------------------------------------------------------------------------
                                                              36,611,035
------------------------------------------------------------------------
Net gain on investment securities and futures contracts       43,569,506
------------------------------------------------------------------------
Net increase in net assets resulting from operations         $44,091,011
========================================================================

See Notes to Financial Statements.


                       AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 1996 and the eleven months ended December 31,
1995

                                                       1996          1995
                                                   ------------  ------------

OPERATIONS:

 Net investment income                             $    521,505  $    532,603
------------------------------------------------------------------------------
 Net realized gain from investment securities and
  futures contracts                                   6,958,471     3,521,243
------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities and futures contracts                   36,611,035    33,203,988
------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                        44,091,011    37,257,834
------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                (546,109)      (45,369)
------------------------------------------------------------------------------
Net increase from capital stock transactions        114,365,840    86,762,686
------------------------------------------------------------------------------
  Net increase in net assets                        157,910,742   123,975,151
------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                               212,152,423    88,177,272
------------------------------------------------------------------------------
  End of period                                    $370,063,165  $212,152,423
==============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)       $287,275,923  $172,910,083
------------------------------------------------------------------------------
  Undistributed net investment income                   491,407       516,011
------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from
   investment securities and futures contracts        6,467,448      (491,023)
------------------------------------------------------------------------------
  Unrealized appreciation of investment securities
   and futures contracts                             75,828,387    39,217,352
------------------------------------------------------------------------------
                                                   $370,063,165  $212,152,423
==============================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
December 31, 1996

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Capital Appreciation Fund (the "Fund"). The Fund's investment objective is to seek capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
 The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - Equity securities, including warrants, that are traded on a national securities exchange or NASDAQ National Market System are valued at the last reported sales price or, in the case of over-the-counter securities or if there has been no sale that day, at the mean between the closing bid and asked prices on that day. Securities traded in the over-the-counter market, except (i) securities for which representative exchange prices are available, and (ii) securities reported in the NASDAQ National Market System, are valued at the mean between representative last bid and asked prices obtained from an electronic quotation reporting system, if such prices are available, or from established market makers. Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost which approximates market value. Short-term securities that mature in more than 60 days are valued at current market quotations. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by, or under the authority of, the Board of Directors.

                      AIM V.I. CAPITAL APPRECIATION FUND

B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Organizational Costs - Organizational costs for the Fund of $14,461 are being amortized over five years.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1996, AIM was reimbursed $46,623 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1996, the Fund incurred legal fees of $3,382 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31 , 1996 was $255,239,342 and $151,685,013, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1996 is as follows:

Aggregate unrealized appreciation of investment securities    $84,767,082
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (9,348,830)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $75,418,252
==========================================================================

Cost of investments for tax purposes is $295,866,903.

NOTE 5 - CAPITAL STOCK
Changes in capital stock outstanding during the year ended December 31, 1996 and the eleven months ended December 31, 1995 were as follows:

                                    1996                    1995
                           -----------------------  ----------------------
                            SHARES       AMOUNT      SHARES      AMOUNT
                           ---------  ------------  ---------  -----------
Sold                       7,080,357  $129,652,839  6,155,688  $96,675,587
---------------------------------------------------------------------------
Issued as reinvestment of
 distributions                28,864       546,109      2,823       45,369
---------------------------------------------------------------------------
Reacquired                  (887,800)  (15,833,108)  (654,458)  (9,958,270)
---------------------------------------------------------------------------
                           6,221,421  $114,365,840  5,504,053  $86,762,686
===========================================================================

NOTE 6 - OPEN FUTURES CONTRACTS
On December 31, 1996, $853,000 principal amount of U.S. Treasury bills were pledged as collateral to cover margin requirements for open futures contracts:
 Open futures contracts at December 31, 1996 were as follows:

                  NO. OF                       UNREALIZED
CONTRACT        CONTRACTS   MONTH  COMMITMENT APPRECIATION
S&P 500 Index  53 contracts Mar 97    Buy       $261,890

                      AIM V.I. CAPITAL APPRECIATION FUND

NOTE 7 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the year ended December 31, 1996, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                    DECEMBER 31,              JANUARY 31,
                                  ---------------------     -----------------
                                    1996         1995        1995      1994
                                  --------     --------     -------   -------
Net asset value, beginning of
 period                           $  16.55     $  12.05     $ 12.58   $ 10.00
--------------------------------  --------     --------     -------   -------
Income from investment
 operations:
  Net investment income               0.02         0.04        0.05        --
--------------------------------  --------     --------     -------   -------
  Net gains (losses) on
   securities (both realized and
   unrealized)                        2.89         4.46       (0.54)     2.59
--------------------------------  --------     --------     -------   -------
   Total from investment
    operations                        2.91         4.50       (0.49)     2.59
--------------------------------  --------     --------     -------   -------
Less distributions:
  Dividends from net investment
   income                            (0.03)          --       (0.04)    (0.01)
--------------------------------  --------     --------     -------   -------
Net asset value, end of period    $  19.43     $  16.55     $ 12.05   $ 12.58
================================  ========     ========     =======   =======
Total return(a)                      17.58%       37.38%      (3.91)%   25.90%
================================  ========     ========     =======   =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s
 omitted)                         $370,063     $212,152     $88,177   $35,354
================================  ========     ========     =======   =======
Ratio of expenses to average net
 assets                               0.73%(b)     0.75%(c)    0.84%     1.06%(c)
================================  ========     ========     =======   =======
Ratio of net investment income
 to average net assets                0.18%(b)     0.39%(c)    0.46%     0.07%(c)
================================  ========     ========     =======   =======
Portfolio turnover rate                 59%          37%         81%       34%
================================  ========     ========     =======   =======
Average broker commission
 rate(d)                          $ 0.0592          N/A         N/A       N/A
================================  ========     ========     =======   =======

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $293,306,287.
(c) Annualized.
(d) Disclosure requirement beginning with the Fund's fiscal year ended December 31, 1996.

NOTE 8 - SUBSEQUENT EVENT
On November 4, 1996, A I M Management Group Inc. ("AIM Management") and INVESCO plc announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO plc. AIM Management is the parent company of the Fund's advisor. The merger is expected to take place during the first quarter of 1997.

                      AIM V.I. CAPITAL APPRECIATION FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Diversified Income Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Diversified Income Fund, as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994, in conformity with generally accepted accounting principles.


                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 1997

                       AIM V.I. DIVERSIFIED INCOME FUND

SCHEDULE OF INVESTMENTS
December 31, 1996

                                                      PRINCIPAL     MARKET
                                                      AMOUNTS(a)    VALUE
U.S. DOLLAR DENOMINATED NON-CONVERTIBLE BONDS &
 NOTES - 45.28%

ADVERTISING/BROADCASTING - 2.87%

Katz Media Corp., Sr. Sub. Notes, 10.50%, 01/15/07
 (acquired 12/13/96; cost $60,000)(b)                 $   60,000 $     61,575
-----------------------------------------------------------------------------
Time Warner, Inc.
 Deb., 6.85%, 01/15/26                                   500,000      491,595
-----------------------------------------------------------------------------
 Notes, 8.18%, 08/15/07                                  750,000      781,950
-----------------------------------------------------------------------------
Viacom, Inc., Sr. Notes, 7.75%, 06/01/05                 500,000      491,000
-----------------------------------------------------------------------------
                                                                    1,826,120
-----------------------------------------------------------------------------

AIRLINES - 0.66%

Airplanes Pass Through Trust, Sub. Bonds, 10.875%,
 03/15/19                                                300,000      333,189
-----------------------------------------------------------------------------
Greenwich Air Services, Inc., Sr. Notes, 10.50%,
 06/01/06                                                 80,000       86,000
-----------------------------------------------------------------------------
                                                                      419,189
-----------------------------------------------------------------------------

AUTOMOBILE (MANUFACTURERS) - 0.73%

General Motors Corp., Deb., 8.80%, 03/01/21              400,000      462,572
-----------------------------------------------------------------------------

AUTOMOBILE/TRUCK PARTS & TIRES - 0.34%

Blue Bird Body Co., Sr. Sub. Notes, 10.75%, 11/15/06
 (acquired 11/13/96-11/20/96;
 cost $111,964)(b)                                       110,000      115,225
-----------------------------------------------------------------------------
CSK Auto Inc., Sr. Sub. Notes, 11.00%, 11/01/06
 (acquired 10/23/96; cost $100,000)(b)                   100,000      103,875
-----------------------------------------------------------------------------
                                                                      219,100
-----------------------------------------------------------------------------

BANKING - 4.48%

Bankers Trust New York Corp., Gtd. Notes, 7.75%,
 12/01/26 (acquired 11/22/96; cost $586,554)(b)          600,000      576,849
-----------------------------------------------------------------------------
Deutsche Bank Financial, Gtd. Notes, 6.70%, 12/13/06     750,000      737,055
-----------------------------------------------------------------------------
First Union Bancorp, Sub. Deb., 7.50%, 04/15/35          800,000      843,352
-----------------------------------------------------------------------------
Mercantile Bank, Sub. Notes, 6.375%, 01/15/04            300,000      289,794
-----------------------------------------------------------------------------
Sovereign Bancorp, Inc., Sub. Notes, 8.00%, 03/15/03     400,000      408,240
-----------------------------------------------------------------------------
                                                                    2,855,290
-----------------------------------------------------------------------------

BEVERAGES (SOFT DRINKS) - 1.53%

Coca-Cola Enterprises, Inc., Putable Notes, 7.24%,
 06/20/20(c)                                           5,000,000      973,350
-----------------------------------------------------------------------------

CABLE TELEVISION - 2.31%

Fundy Cable Ltd., Sr. Yankee Sec. Second Priority
 Notes, 11.00%, 11/15/05                                  60,000       63,750
-----------------------------------------------------------------------------
Heartland Wireless Communications Inc., Sr. Notes,
 14.00%, 10/15/04 (acquired 12/17/96; cost
 $120,000)(b)                                            120,000      124,800
-----------------------------------------------------------------------------
Marcus Cable Operating Co., Sr. Disc. Notes, 13.50%,
 08/01/04(d)                                             700,000      575,750
-----------------------------------------------------------------------------

                                                        PRINCIPAL   MARKET
                                                        AMOUNTS(a)  VALUE

CABLE TELEVISION - (CONTINUED)

Rifkin Acquisition Partners L.L.P., Sr. Sub. Notes,
 11.125%, 01/15/06                                      $  100,000 $    104,000
-------------------------------------------------------------------------------
TeleWest Communications PLC, Sr. Yankee Disc. Deb.,
 11.00%, 10/01/07(d)                                       170,000      118,363
-------------------------------------------------------------------------------
United International Holdings, Inc., Sr. Disc. Notes,
 12.78%, 11/15/99(c)                                       400,000      288,500
-------------------------------------------------------------------------------
Wireless One, Inc., Sr. Notes, 13.00%, 10/15/03            200,000      196,000
-------------------------------------------------------------------------------
                                                                      1,471,163
-------------------------------------------------------------------------------

CHEMICALS - 1.15%

Crain Industries, Inc., Sr. Sub. Notes, 13.50%,
 08/15/05                                                  180,000      203,850
-------------------------------------------------------------------------------
LaRoche Industries, Inc., Sr. Sub. Notes, 13.00%,
 08/15/04                                                  100,000      108,000
-------------------------------------------------------------------------------
PrintPack Inc., Sr. Sub. Notes, 10.625%, 08/15/06
 (acquired 08/15/96-09/04/96; cost $160,875)(b)            160,000      166,400
-------------------------------------------------------------------------------
Sterling Chemicals, Inc., Sr. Sub. Notes, 11.75%,
 08/15/06                                                  100,000      106,000
-------------------------------------------------------------------------------
Tri Polyta Finance B.V., Yankee Sec. Gtd. Notes,
 11.375%, 12/01/03                                         140,000      146,300
-------------------------------------------------------------------------------
                                                                        730,550
-------------------------------------------------------------------------------

CONSUMER NON-DURABLES - 0.23%

Hines Horticulture, Inc., Sr. Sub. Notes, 11.75%,
 10/15/05                                                  140,000      149,100
-------------------------------------------------------------------------------
CONTAINERS - 0.84%
Ivex Packaging Corp., Sr. Sub. Notes, 12.50%, 12/15/02     390,000      425,100
-------------------------------------------------------------------------------
Owens-Illinois, Inc., Sr. Sub. Notes, 10.50%, 06/15/02     100,000      106,250
-------------------------------------------------------------------------------
                                                                        531,350
-------------------------------------------------------------------------------

ELECTRIC POWER - 0.89%

AES China Generating Co., Sr. Yankee Notes, 10.125%,
 12/15/06                                                   40,000       41,700
-------------------------------------------------------------------------------
El Paso Electric Co., First Mortgage Bonds, 8.90%,
 02/01/06                                                  500,000      522,265
-------------------------------------------------------------------------------
                                                                        563,965
-------------------------------------------------------------------------------

FINANCE (CONSUMER CREDIT) - 4.16%

Associates Corp. of North America, Deb., 7.95%,
 02/15/10                                                  750,000      809,107
-------------------------------------------------------------------------------
GMAC, Notes, 9.00%, 10/15/02                               750,000      825,758
-------------------------------------------------------------------------------
Household Finance Corp., Notes, 7.125%, 09/01/05         1,000,000    1,011,050
-------------------------------------------------------------------------------
                                                                      2,645,915
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                       PRINCIPAL    MARKET
                                                       AMOUNTS(a)   VALUE

FINANCE (LEASING COMPANIES) - 0.69%

Sea Containers, Ltd., Series B Sr. Yankee Sub. Deb.,
 12.50%, 12/01/04                                      $ 400,000  $    442,000
------------------------------------------------------------------------------

FOOD/PROCESSING - 0.23%

International Home Foods Inc., Sr. Sub. Notes,
 10.375%, 11/01/06 (acquired 10/29/96; cost
 $80,000)(b)                                              80,000        83,600
------------------------------------------------------------------------------
Pilgrim's Pride Corp., Sr. Sub. Notes, 10.875%,
 08/01/03                                                 60,000        60,075
------------------------------------------------------------------------------
                                                                       143,675
------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES - 1.15%

Province Of Manitoba, Yankee Bonds, 7.75%, 07/17/16      700,000       731,927
------------------------------------------------------------------------------

FURNITURE - 0.50%

Simmons Co., Sr. Sub. Notes, 10.75%, 04/15/06            300,000       317,250
------------------------------------------------------------------------------

GAMING - 0.78%

Coast Hotels & Casinos Inc., Series B Sec. First Mtg.
 Gtd. Notes, 13.00%, 12/15/02                            180,000       199,350
------------------------------------------------------------------------------
Trump Atlantic City Associates, Secured First Mtg.
 Gtd. Notes, 11.25%, 05/01/06                            300,000       298,500
------------------------------------------------------------------------------
                                                                       497,850
------------------------------------------------------------------------------

GAS DISTRIBUTION - 0.84%

Ferrellgas Partners, Sr. Notes, 9.375%, 06/15/06         525,000       536,156
------------------------------------------------------------------------------

HOTELS/MOTELS - 2.02%

ITT Corp., Gtd. Deb., 7.375%, 11/15/15                   750,000       720,855
------------------------------------------------------------------------------
John Q. Hammons Hotels Inc., Gtd. First Mtg. Notes,
 9.75%, 10/01/05                                         550,000       562,375
------------------------------------------------------------------------------
                                                                     1,283,230
------------------------------------------------------------------------------

INSURANCE (LIFE & HEALTH) - 0.12%

Americo Life Inc., Sr. Sub. Notes, 9.25%, 06/01/05        75,000        75,000
------------------------------------------------------------------------------

LEISURE & RECREATION - 0.27%

Icon Health & Fitness, Sr. Sub. Notes, 13.00%,
 07/15/02                                                150,000       170,437
------------------------------------------------------------------------------

MACHINERY (HEAVY) - 0.47%

Fairfield Manufacturing Co., Inc., Sr. Sub. Notes,
 11.375%, 07/01/01                                       100,000       105,000
------------------------------------------------------------------------------
PrimeCo. Inc., Sr. Sub. Notes, 12.75%, 03/01/05          167,000       191,215
------------------------------------------------------------------------------
                                                                       296,215
------------------------------------------------------------------------------

MACHINERY (MISCELLANEOUS) - 1.02%

AM General Corp., Sr. Notes, 12.875%, 05/01/02           130,000       124,312
------------------------------------------------------------------------------
Interlake Corp., Sr. Notes, 12.00%, 11/15/01             200,000       215,250
------------------------------------------------------------------------------
MVE Inc., Sr. Notes, 12.50%, 02/15/02                    190,000       202,588
------------------------------------------------------------------------------
Spinnaker Industries Inc., Sr. Sec. Notes, 10.75%,
 10/15/06 (acquired 10/18/96; cost $100,000)(b)          100,000       104,250
------------------------------------------------------------------------------
                                                                       646,400
------------------------------------------------------------------------------

MEDICAL INSTRUMENTS/PRODUCTS - 0.85%

Dade International Inc., Series B Sr. Sub. Notes,
 11.125%, 05/01/06                                        80,000        87,000
------------------------------------------------------------------------------

                                                        PRINCIPAL   MARKET
                                                        AMOUNTS(a)  VALUE

MEDICAL INSTRUMENTS/PRODUCTS - (CONTINUED)

Dynacare Inc., Yankee Sr. Notes, 10.75%, 01/15/06       $ 170,000  $    172,550
-------------------------------------------------------------------------------
Graphic Controls Corp., Series A Sr. Sub. Notes,
 12.00%, 09/15/05                                         150,000       166,875
-------------------------------------------------------------------------------
IMED Corp., Sr. Sub. Notes, 9.75%, 12/01/06 (acquired
 11/19/96; cost $110,000)(b)                              110,000       112,338
-------------------------------------------------------------------------------
                                                                        538,763
-------------------------------------------------------------------------------

METALS - 0.56%

Rio Algom Ltd., Yankee Deb., 7.05%, 11/01/05              370,000       359,736
-------------------------------------------------------------------------------

NATURAL GAS PIPELINE - 0.70%

Enron Corp., Sr. Sub. Deb., 6.75%, 07/01/05               450,000       445,554
-------------------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 1.33%

Abraxas Petroleum Corp., Sr. Notes, 11.50%, 11/01/04
 (acquired 11/05/96-12/03/96; cost $160,900)(b)           160,000       171,600
-------------------------------------------------------------------------------
Mariner Energy Corp., Sr. Sub. Notes, 10.50%, 08/01/06
 (acquired 08/12/96-09/04/96: cost $170,538)(b)           170,000       181,050
-------------------------------------------------------------------------------
Talisman Energy, Inc., Yankee Deb., 7.125%, 06/01/07      500,000       492,460
-------------------------------------------------------------------------------
                                                                        845,110
-------------------------------------------------------------------------------

OIL & GAS (INTEGRATED) - 0.13%

Wainoco Oil Corp., Sr. Notes, 12.00%, 08/01/02             80,000        82,400
-------------------------------------------------------------------------------

OIL & GAS (SERVICES) - 0.10%

Falcon Drilling Co., Inc., Series B Sr. Notes, 9.75%,
 01/15/01                                                  60,000        63,150
-------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS - 1.20%

RAPP International Finance, Gtd. Yankee Sec. Notes,
 11.50%, 12/15/00                                         150,000       159,375
-------------------------------------------------------------------------------
Repap New Brunswick, Sr. Yankee Second Priority Sec.
 Notes, 10.625%, 04/15/05                                 170,000       178,500
-------------------------------------------------------------------------------
Riverwood International Corp., Sr. Gtd. Sub. Notes,
 10.875%, 04/01/08                                        210,000       195,300
-------------------------------------------------------------------------------
Uniforet Inc., Sr. Yankee Gtd. Notes, 11.125%,
 10/15/06 (acquired 10/07/96-12/18/96; cost
 $114,550)(b)                                             115,000       107,525
-------------------------------------------------------------------------------
United Stationer Supply, Sr. Sub. Notes, 12.75%,
 05/01/05                                                 110,000       122,650
-------------------------------------------------------------------------------
                                                                        763,350
-------------------------------------------------------------------------------

POLLUTION CONTROL - 1.38%

WMX Technologies, Inc., Notes, 7.10%, 08/01/26            850,000       878,492
-------------------------------------------------------------------------------

PUBLISHING - 1.46%

MDC Communications Corp., Sr. Sub. Yankee Notes,
 10.50%, 12/01/06                                          80,000        82,700
-------------------------------------------------------------------------------
News America Holdings, Inc., Sr. Gtd. Deb., 9.25%,
 02/01/13                                                 750,000       843,337
-------------------------------------------------------------------------------
                                                                        926,037
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                        PRINCIPAL   MARKET
                                                        AMOUNTS(a)  VALUE

RAILROADS - 0.28%

Johnstown America Industries, Inc., Sr. Sub. Notes,
 11.75%, 08/15/05                                       $ 185,000  $    178,525
-------------------------------------------------------------------------------

REAL ESTATE - 1.20%

Finova Capital Corp., Notes, 7.40%, 05/06/06              750,000       765,428
-------------------------------------------------------------------------------

RETAIL (FOOD & DRUG) - 0.80%

Great Atlantic & Pacific Tea Co., Inc., Yankee Notes,
 7.78%, 11/01/00
 (acquired 10/18/95; cost $500,000)(b)                    500,000       509,622
-------------------------------------------------------------------------------

RETAIL (STORES) - 1.06%

Loehmann's Holdings, Inc., Sr. Notes, 11.875%,
 05/15/03                                                 200,000       217,500
-------------------------------------------------------------------------------
Samsonite Corp., Sr. Sub. Notes, 11.125%, 07/15/05        150,000       169,687
-------------------------------------------------------------------------------
Specialty Retailers Inc., Sr. Sub. Notes, 11.00%,
 08/15/03                                                 275,000       290,125
-------------------------------------------------------------------------------
                                                                        677,312
-------------------------------------------------------------------------------

SCHOOLS - 0.27%

Herff Jones Inc., Sr. Sub. Notes, 11.00%, 08/15/05         50,000        54,063
-------------------------------------------------------------------------------
Scholastic Brands Inc., Sr. Sub. Notes, 11.00%,
 01/15/07
 (acquired 12/10/96-12/12/96; cost $115,844)(b)           115,000       117,587
-------------------------------------------------------------------------------
                                                                        171,650
-------------------------------------------------------------------------------

SEMICONDUCTORS - 0.29%

Advanced Micro Devices, Inc., Sr. Notes, 11.00%,
 08/01/03                                                 170,000       185,300
-------------------------------------------------------------------------------

STEEL - 0.65%

Gulf States Steel Corp., First Mtg. Notes, 13.50%,
 04/15/03                                                 230,000       219,650
-------------------------------------------------------------------------------
GS Industries, Inc., Sr. Notes, 12.00%, 09/01/04          185,000       193,094
-------------------------------------------------------------------------------
                                                                        412,744
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - 3.49%

Arch Communications Group, Inc., Sr. Disc. Notes,
 10.875%, 03/15/08(d)                                     200,000       115,500
-------------------------------------------------------------------------------
Bell Canada, Yankee Deb., 9.50%, 10/15/10                 350,000       422,219
-------------------------------------------------------------------------------
Clearnet Communications Inc., Sr. Yankee Disc. Notes,
 14.75%, 12/15/05(d)                                      270,000       169,088
-------------------------------------------------------------------------------
Colt Telecom Group PLC, Sr. Yankee Disc. Notes,
 12.00%, 12/15/06(d)                                      180,000       107,325
-------------------------------------------------------------------------------
Northern Telecom, Yankee Notes, 6.00%, 09/01/03           100,000        96,090
-------------------------------------------------------------------------------
Omnipoint Corp., Series A Sr. Notes, 11.625%, 08/15/06
 (acquired 11/21/96; cost $208,955)(b)                    200,000       209,500
-------------------------------------------------------------------------------
Paging Network, Inc., Sr. Sub. Notes, 10.00%, 10/15/08
 (acquired 10/10/96-10/29/96; cost $99,700)(b)            100,000       101,625
-------------------------------------------------------------------------------
PriCellular Wireless Corp., Sr. Notes, 10.75%,
 11/01/04 (acquired 10/30/96; cost $70,000)(b)             70,000        73,238
-------------------------------------------------------------------------------
Sygnet Wireless Inc., Sr. Notes, 11.50%, 10/01/06          90,000        93,375
-------------------------------------------------------------------------------

                                                      PRINCIPAL     MARKET
                                                      AMOUNTS(a)    VALUE
TELECOMMUNICATIONS - (CONTINUED)

TCI Communications Inc., Sr. Notes, 8.00%, 08/01/05  $     850,000 $    833,374
-------------------------------------------------------------------------------
                                                                      2,221,334
-------------------------------------------------------------------------------

TELEPHONE - 0.19%

PhoneTel Technologies, Inc., Sr. Notes, 12.00%,
 12/15/06                                                  120,000      124,500
-------------------------------------------------------------------------------

TRANSPORTATION - 0.58%

Stena A.B., Yankee Sr. Notes, 10.50%, 12/15/05             230,000      249,550
-------------------------------------------------------------------------------
Transportacion Maritima Mexicana S.A. de CV, Yankee
 Sr. Notes, 10.00%, 11/15/06                               120,000      121,800
-------------------------------------------------------------------------------
                                                                        371,350
-------------------------------------------------------------------------------

TRUCKING - 0.48%

AmeriTruck Distribution Corp., Sr. Sub. Notes,
 12.25%, 11/15/05                                          300,000      303,000
-------------------------------------------------------------------------------
  Total U.S. Dollar Denominated Non-Convertible
   Bonds & Notes                                                     28,811,161
-------------------------------------------------------------------------------
U.S. DOLLAR DENOMINATED CONVERTIBLE
 BONDS & NOTES - 1.51%

AIRLINES - 0.88%

Continental Airlines, Inc., Conv. Sub. Notes,
 6.75%, 04/15/06 (acquired 02/27/96; cost
 $499,825)(b)                                              500,000      561,065
-------------------------------------------------------------------------------

TRANSPORTATION - 0.63%

Laidlaw, Inc., Yankee Conv. Deb., 6.00%, 01/15/99
 (acquired 08/19/96; cost $397,500)(b)                     300,000      400,500
-------------------------------------------------------------------------------
  Total U.S. Dollar Denominated Convertible Bonds &
   Notes                                                                961,565
-------------------------------------------------------------------------------
NON-U.S. DOLLAR DENOMINATED NON-
 CONVERTIBLE BONDS & NOTES(e) - 12.06%

CANADA - 5.81%

Bank of Montreal (Banking), Sub. Deb., 7.92%,
 07/31/02                                            CAD   850,000      676,313
-------------------------------------------------------------------------------
Canadian Oil Debco Inc. (Oil & Gas -  Services),
 Deb., 11.00%, 10/31/00                                    450,000      385,160
-------------------------------------------------------------------------------
NAV Canada (Transportation), Bonds, 7.40%, 06/01/27      1,000,000      724,312
-------------------------------------------------------------------------------
Rogers Cablesystems (Cable Television), Sr. Sec.
 Second Priority Deb., 9.65%, 01/15/14                     250,000      175,272
-------------------------------------------------------------------------------
Teleglobe Canada Inc. (Telecommunications), Deb.,
 8.35%, 06/20/03                                           850,000      685,127
-------------------------------------------------------------------------------
Trans-Canada Pipelines (Oil & Gas - Services)
 Notes, 8.55%, 02/01/06                                    280,000      229,165
-------------------------------------------------------------------------------
 Series Q Deb., 10.625%, 10/20/09                          500,000      468,378
-------------------------------------------------------------------------------
Westcoast Energy Inc. (Electric Power), Deb.,
 6.45%, 12/18/06 (acquired 12/03/96; cost
 $369,585)(b)                                              500,000      356,167
-------------------------------------------------------------------------------
                                                                      3,699,894
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                    PRINCIPAL       MARKET
                                                    AMOUNTS(a)      VALUE
GERMANY - 3.88%

International Bank for Reconstruction &
 Development (Supranational Organization),
 Unsub. Global Bonds, 7.125%, 04/12/05           DEM       725,000 $    511,135
-------------------------------------------------------------------------------
LKB Global (Banking), Gtd. Notes, 6.00%,
 01/25/06                                                3,000,000    1,954,445
-------------------------------------------------------------------------------
                                                                      2,465,580
-------------------------------------------------------------------------------

ITALY - 2.37%

KFW International Finance Inc. (Finance -
  Consumer Credit), Gtd. Notes, 11.625%,
 11/27/98                                        ITL 1,800,000,000    1,291,740
-------------------------------------------------------------------------------
Swedish Export Credit (Finance - Consumer
 Credit), Unsub. Deb., 11.70%, 12/04/98                300,000,000      215,804
-------------------------------------------------------------------------------
                                                                      1,507,544
-------------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated Non-
   Convertible Bonds & Notes                                          7,673,018
-------------------------------------------------------------------------------
NON-U.S. DOLLAR DENOMINATED
 CONVERTIBLE BONDS & NOTES(e) - 4.35%

FRANCE - 0.51%
Societe Generale (Banking), Conv. Deb., 3.50%,
 01/01/00                                        FRF     1,419,000      322,717
-------------------------------------------------------------------------------

JAPAN - 2.58%

JUSCO Co. (Consumer Non-Durables), Conv. Deb.,
 1.20%, 02/20/01                                 JPY    40,000,000      622,571
-------------------------------------------------------------------------------
Matsushita Electric Industrial Co. Ltd.
 (Electronic Components/ Miscellaneous), Conv.
 Bonds, 1.30%, 03/29/02                                 50,000,000      511,614
-------------------------------------------------------------------------------
Sony Corp. (Electronic
 Components/Miscellaneous), Conv. Bonds, 1.40%,
 09/30/03                                                6,000,000       72,533
-------------------------------------------------------------------------------
Toyota Motor Corp. (Automobile -
  Manufacturers), Conv. Bonds, 1.20%, 01/28/98          30,000,000      440,247
-------------------------------------------------------------------------------
                                                                      1,646 965
-------------------------------------------------------------------------------

SWITZERLAND - 0.49%

Aderans Co. Ltd. (Cosmetics & Toiletries),
 Conv. Deb., 0.875%, 08/31/98                    CHF       400,000      310,049
-------------------------------------------------------------------------------

UNITED KINGDOM - 0.77%

LASMO PLC (Oil Equipment & Supplies), Conv.
 Bonds, 7.75%, 10/04/05                          GBP       300,000      488,265
-------------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated Convertible
   Bonds & Notes                                                      2,767,996
-------------------------------------------------------------------------------
NON-U.S. DOLLAR DENOMINATED
 GOVERNMENT BONDS & NOTES(e) - 19.88%

AUSTRALIA - 1.94%

Australian Government, Gtd. Deb., 10.00%,
 10/15/07                                        AUD       600,000      566,666
-------------------------------------------------------------------------------

                                                       PRINCIPAL    MARKET
                                                      AMOUNTS(a)    VALUE
AUSTRALIA - (CONTINUED)

Treasury Corp. of Victoria, Local Government Gtd.
 Deb., 12.00%, 09/22/01                              AUD   700,000 $    665,665
-------------------------------------------------------------------------------
                                                                      1,232,331
-------------------------------------------------------------------------------
CANADA - 2.91%

British Columbia Municipal Finance Authority, Deb.,
 7.75%, 12/01/05                                     CAD   500,000      395,823
-------------------------------------------------------------------------------
Canada Government, Gtd. Deb., 7.00%, 12/01/06            1,000,000      763,529
-------------------------------------------------------------------------------
Ontario (Province of), Sr. Notes, 8.00%, 03/11/03          750,000      603,155
-------------------------------------------------------------------------------
Quebec (Province of), Deb., 9.375%, 01/16/23               100,000       87,746
-------------------------------------------------------------------------------
                                                                      1,850,253
-------------------------------------------------------------------------------
DENMARK - 1.85%

Kingdom of Denmark, Gtd. Deb., 8.00%, 11/15/01       DKK 6,250,000    1,177,684
-------------------------------------------------------------------------------
GERMANY - 3.81%

Bundesrepublik Deutschland,
 Deb., 6.00%, 09/15/03                               DEM 1,000,000      675,396
-------------------------------------------------------------------------------
 Deb., 6.75%, 07/15/04                                   1,500,000    1,046,529
-------------------------------------------------------------------------------
 Deb., 6.875%, 05/12/05                                  1,000,000      700,221
-------------------------------------------------------------------------------
                                                                      2,422,146
-------------------------------------------------------------------------------
NEW ZEALAND - 1.76%

New Zealand Government,
 Gtd. Deb., 10.00%, 07/15/97                         NZD   800,000      573,129
-------------------------------------------------------------------------------
 Gtd. Deb., 8.00%, 02/15/01                                750,000      547,724
-------------------------------------------------------------------------------
                                                                      1,120,853
-------------------------------------------------------------------------------
SWEDEN - 3.02%

Swedish Government,
 Bonds, 10.25%, 05/05/03                             SEK 6,000,000    1,070,030
-------------------------------------------------------------------------------
 Bonds, 6.00%, 02/09/05                                  6,000,000      852,373
-------------------------------------------------------------------------------
                                                                      1,922,403
-------------------------------------------------------------------------------
UNITED KINGDOM - 4.59%

Ontario Province, Sr. Unsub. Deb., 6.875%, 09/15/00  GBP   465,000      771,580
-------------------------------------------------------------------------------
United Kingdom Treasury Notes,
 8.00%, 12/07/00                                           400,000      704,403
-------------------------------------------------------------------------------
 7.00%, 11/06/01                                           400,000      678,157
-------------------------------------------------------------------------------
 7.50%, 12/07/06                                           450,000      770,342
-------------------------------------------------------------------------------
                                                                      2,924,482
-------------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated Government Bonds
   & Notes                                                           12,650,152
-------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 2.18%                        SHARES

ADVERTISING/BROADCASTING - 0.00%

Time Warner Inc. - Series M, $102.50 PIK Conv. Pfd.              1          840
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                                  MARKET
                                                       SHARES     VALUE
ELECTRIC POWER - 0.75%

Citizens Utilities Co. - $2.50 Conv. Pfd.                10,000 $   477,500
-------------------------------------------------------------------------------
INSURANCE (LIFE & HEALTH) - 1.43%

Conseco Inc. - $4.278 Conv. PRIDES                        8,000     910,000
-------------------------------------------------------------------------------
  Total Convertible Preferred Stocks                              1,388,340
-------------------------------------------------------------------------------
WARRANTS - 0.03%

CABLE TELEVISION - 0.00%

Wireless One, Inc. - expiring 10/19/00(f)                   420         420
-------------------------------------------------------------------------------
GAMING - 0.00%

Boomtown, Inc. - expiring 11/01/98(f) (acquired
 11/03/93; cost $150)                                       150           5
-------------------------------------------------------------------------------
LEISURE & RECREATION - 0.01%

IHF Capital Inc. -  expiring 11/14/99(f)                    150       6,000
-------------------------------------------------------------------------------
MACHINERY (MISCELLANEOUS) - 0.01%

MVE Inc. - expiring 02/15/02(f)                             190       5,700
-------------------------------------------------------------------------------
STEEL - 0.00%

Gulf States Steel Inc. - expiring 04/15/03(f)               230       1,150
-------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.01%

Clearnet Communications Inc. - expiring 09/15/05(f)         891       5,346
-------------------------------------------------------------------------------
  Total Warrants                                                     18,621
-------------------------------------------------------------------------------
                                                     PRINCIPAL
U.S. TREASURY SECURITIES - 9.19%                     AMOUNTS(a)

Notes, 6.50%, 05/31/01                               $5,000,000   5,059,400
-------------------------------------------------------------------------------
Notes, 7.50%, 02/15/05                                  500,000     534,500
-------------------------------------------------------------------------------
Notes, 6.75%, 08/15/26                                  250,000     252,008
-------------------------------------------------------------------------------
  Total U.S. Treasury Securities                                  5,845,908
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY - 0.96%

Tennessee Valley Authority, Bonds, 5.98%, 04/01/36      600,000     608,130
-------------------------------------------------------------------------------
  Total U.S. Government Agencies                                    608,130
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT(g) - 2.20%

Daiwa Securities America Inc., 6.25%, 01/02/97(h)     1,400,000   1,400,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 97.64%                                       62,124,891
-------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 2.36%                             1,498,880
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                            $63,623,771
===============================================================================


                      See Notes to Financial Statements.

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Principal amount is in U.S. Dollars, except as indicated by note (e).
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at December 31, 1996 was $4,238,396 which represented 6.77% of the Fund's net assets.
(c) Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.
(d) Discounted bond at purchase. Interest rate represents coupon rate at which the bond will accrue at a specified future date.
(e) Foreign denominated security. Par value and coupon are denominated in currency of country indicated.
(f) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(g) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Joint repurchase agreement entered into 12/31/96 with a maturing value of $360,125,000. Collateralized by $355,195,000 U.S. Treasury obligations, 0% to 8.875% due 06/12/97 to 08/15/26.

Abbreviations:
AUD     -Australian Dollar               Gtd.     -Guaranteed
CAD     -Canadian Dollar                 ITL      -Italian Lire
CHF     -Swiss Franc                     JPY      -Japanese Yen
Conv.   -Convertible                     Mtg.     -Mortgage
Deb.    -Debentures                      NZD      -New Zealand Dollar
DEM     -German Deutschemark             PRIDES   -Preferred Redemption
Disc.   -Discounted                                Increase Dividend Equity
DKK     -Danish Krone                              Security
FRF     -French Franc                    Sec.     -Secured
GBP     -British Pound Sterling          Sr.      -Senior
          Sub.     -Subordinated         Unsub.   -Unsubordinated


                       AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996


ASSETS:

Investments, at market value (cost $60,088,932)           $ 62,124,891
----------------------------------------------------------------------
Foreign currencies, at value (cost $25,959)                     25,922
----------------------------------------------------------------------
Cash                                                           127,117
----------------------------------------------------------------------
Receivables for:
 Forward currency contracts                                     86,617
----------------------------------------------------------------------
 Capital stock sold                                            118,389
----------------------------------------------------------------------
 Interest                                                    1,187,485
----------------------------------------------------------------------
Investment for deferred compensation plan                       11,615
----------------------------------------------------------------------
Organizational costs, net                                        3,857
----------------------------------------------------------------------
Other assets                                                     6,761
----------------------------------------------------------------------
  Total assets                                              63,692,654
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Capital stock purchased                                            54
----------------------------------------------------------------------
 Deferred compensation plan                                     11,615
----------------------------------------------------------------------
Accrued advisory fees                                           31,724
----------------------------------------------------------------------
Accrued administrative service fees                              4,296
----------------------------------------------------------------------
Accrued directors' fees                                          1,969
----------------------------------------------------------------------
Accrued operating expenses                                      19,225
----------------------------------------------------------------------
  Total liabilities                                             68,883
----------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING               $ 63,623,771
======================================================================
Capital shares, $.001 par value per share:
 Authorized                                                250,000,000
======================================================================
 Outstanding                                                 6,161,471
======================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE  $      10.33
======================================================================


STATEMENT OF OPERATIONS

For the year ended December 31,1996


INVESTMENT INCOME:

Interest                                                           $4,006,506
------------------------------------------------------------------------------
Dividends                                                              54,905
------------------------------------------------------------------------------
  Total investment income                                           4,061,411
------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                         306,235
------------------------------------------------------------------------------
Custodian fees                                                         34,350
------------------------------------------------------------------------------
Administrative services fees                                           49,500
------------------------------------------------------------------------------
Directors' fees and expenses                                            7,323
------------------------------------------------------------------------------
Organizational costs                                                    2,892
------------------------------------------------------------------------------
Other                                                                  40,919
------------------------------------------------------------------------------
  Total expenses                                                      441,219
------------------------------------------------------------------------------
Net investment income                                               3,620,192
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES,

 FOREIGN CURRENCIES AND FORWARD CURRENCY CONTRACTS TRANSACTIONS:

Net realized gain from:
Investment securities                                                 538,946
------------------------------------------------------------------------------
Foreign currency transactions                                         140,909
------------------------------------------------------------------------------
Forward currency contracts                                            287,349
------------------------------------------------------------------------------
                                                                      967,204
------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of:
Investment securities                                                 625,984
------------------------------------------------------------------------------
Foreign currency transactions                                          (2,338)
------------------------------------------------------------------------------
Forward currency contracts                                             61,572
------------------------------------------------------------------------------
                                                                      685,218
------------------------------------------------------------------------------
  Net gain on investment securities, foreign currency transactions
   and forward currency contracts                                   1,652,422
------------------------------------------------------------------------------
Net increase in net assets resulting from operations               $5,272,614
==============================================================================

                      See Notes to Financial Statements.

                        AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 1996 and the eleven months ended December 31,
1995

                                                        1996         1995

OPERATIONS:
 Net investment income                               $ 3,620,192  $ 2,460,409
------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currency transactions, and forward
  currency contracts                                     967,204      675,894
------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities, foreign currency transactions, and
  forward currency contracts                             685,218    2,440,780
------------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                        5,272,614    5,577,083
------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                               (3,857,482)  (2,879,611)
------------------------------------------------------------------------------
Net equalization credits                                 905,775      653,844
------------------------------------------------------------------------------
Net increase from capital stock transactions          16,672,719   16,007,644
------------------------------------------------------------------------------
    Net increase in net assets                        18,993,626   19,358,960
------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                   44,630,145   25,271,185
------------------------------------------------------------------------------
End of period                                        $63,623,771  $44,630,145
==============================================================================
NET ASSETS CONSIST OF:
 Capital (par value and additional paid-in)          $59,753,245  $43,080,526
------------------------------------------------------------------------------
 Undistributed net investment income                   1,655,895      987,410
------------------------------------------------------------------------------
 Undistributed net realized gain (loss) on
  investment securities, foreign currency
  transactions and forward currency contracts             95,809     (871,395)
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currency transactions and forward currency
  contracts                                            2,118,822    1,433,604
------------------------------------------------------------------------------
                                                     $63,623,771  $44,630,145
==============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1996

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Diversified Income Fund (the "Fund"). The Fund's investment objective is to seek to achieve a high level of current income. The Fund will seek to achieve its objective by investing primarily in a diversified portfolio of foreign and U.S. government and corporate debt securities, including lower rated high yield debt securities (commonly known as "junk bonds"). These high yield bonds may involve special risks in addition to the risks associated with investment in higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations--Debt obligations are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Investment securities for which prices are not provided by the pricing service and which are listed or traded on an exchange are valued at the last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, at the mean between the closing bid and asked prices on that day unless the Board of Directors, or persons designated by the Board of Directors, determines that the over-

                       AIM V.I. DIVERSIFIED INCOME FUND
 the-counter quotations more closely reflect the current market value of the security. Securities traded in the over-the-counter market, except (i) securities priced by the pricing service, (ii) securities for which representative exchange prices are available, and (iii) securities reported in the NASDAQ National Market System, are valued at the mean between representative last bid and asked prices obtained from an electronic quotation reporting system, if such prices are available, or from established market makers. Each security reported in the NASDAQ National Market System is valued at the last sales price on the valuation date. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Fund's officers in accordance with methods which are specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Short-term securities that mature in more than 60 days are valued at current market quotations. Generally, trading in foreign securities as well as corporate bonds and U.S. Government securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Forward Currency Contracts - A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
D. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. It is the policy of the Fund not to amortize market discounts and premiums on bonds for financial reporting purposes. Realized gains or losses from securities transactions are recorded on the identified cost basis.
E. Federal Income Taxes - For federal income tax purposes, each portfolio in the Company is taxed as a separate entity. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had capital loss carryforwards (which may be carried forward to offset future taxable capital gains, if any) of $259,399, which expires, if not previously utilized, through the year 2003. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
F. Equalization - The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and the costs of repurchases of fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed net income when the transaction is recorded so that undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.
G. Organizational Costs - Organizational costs of the Fund of $14,461 are being amortized over five years.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.60% of the first $250 million of the Fund's average daily net assets, plus 0.55% of such Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1996, AIM was reimbursed $49,500 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1996, the Fund incurred legal fees of $2,902 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1996 was $53,481,715 and $36,540,620, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1996 is as follows:

Aggregate unrealized appreciation of investment securities    $2,619,937
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (584,916)
-------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $2,035,021
=========================================================================

 Cost of investments for tax purposes is $60,089,870.

                       AIM V.I. DIVERSIFIED INCOME FUND

NOTE 5 - OPEN FORWARD CURRENCY CONTRACTS
Outstanding contracts at December 31, 1996 were as follows:

                                                     UNREALIZED
SETTLEMENT   CONTRACT TO   CONTRACT TO              APPRECIATION
   DATE        DELIVER       RECEIVE      VALUE    (DEPRECIATION)
----------  -------------- ----------- ----------- --------------
01/27/97    DEM  2,600,000 $ 1,729,874 $ 1,692,712    $37,162
01/30/97       CHF 285,000     227,545     213,603     13,942
02/03/97    JPY 38,000,000     346,399     328,140     18,259
02/19/97     DEM 2,400,000   1,556,824   1,564,733     (7,909)
03/05/97    JPY 80,000,000     714,286     690,848     23,438
03/10/97       CHF 100,000      77,435      75,238      2,197
03/12/97       NZD 800,000     556,040     566,767    (10,727)
03/17/97    JPY 36,000,000     321,142     310,887     10,255
                           ----------- -----------    -------
                            $5,529,545  $5,442,928    $86,617
                           =========== ===========    =======

NOTE 6 - CAPITAL STOCK
 Changes in capital stock outstanding during year ended December 31, 1996 and eleven months ended December 31, 1995 were as follows:

                                    1996                     1995
                           ------------------------  ----------------------
                             SHARES       AMOUNT      SHARES      AMOUNT
                           ----------  ------------  ---------  -----------
Sold                        2,366,508  $ 22,865,918  1,807,566  $17,087,317
-------------------------  ----------  ------------  ---------  -----------
Issued as reinvestment of
 distributions                377,444     3,857,482    293,522    2,823,374
-------------------------  ----------  ------------  ---------  -----------
Reacquired                 (1,044,208)  (10,050,681)  (409,796)  (3,903,047)
-------------------------  ----------  ------------  ---------  -----------
                            1,699,744  $ 16,672,719  1,691,292  $16,007,644
                           ==========  ============  =========  ===========


NOTE 7 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the year ended December 31, 1996, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                       DECEMBER 31,           JANUARY 31,
                                   -------------------     -----------------
                                    1996        1995        1995      1994
                                   -------     -------     -------   -------
Net asset value, beginning of
 period                            $ 10.00     $  9.12     $ 10.46   $ 10.00
---------------------------------  -------     -------     -------   -------
Income from investment
 operations:
  Net investment income               0.73        0.69        0.76      0.54
---------------------------------  -------     -------     -------   -------
  Net gains (losses) on
   securities (both realized and
   unrealized)                        0.28        0.94       (1.42)     0.29
---------------------------------  -------     -------     -------   -------
   Total from investment
    operations                        1.01        1.63       (0.66)     0.83
---------------------------------  -------     -------     -------   -------
Less distributions:
  Dividends from net investment
   income                            (0.68)      (0.75)      (0.68)    (0.35)
---------------------------------  -------     -------     -------   -------
  Distributions from net realized
   capital gains                        --          --          --     (0.02)
---------------------------------  -------     -------     -------   -------
   Total distributions               (0.68)      (0.75)      (0.68)    (0.37)
---------------------------------  -------     -------     -------   -------
Net asset value, end of period     $ 10.33     $ 10.00     $  9.12   $ 10.46
---------------------------------  =======     =======     =======   =======
Total return(a)                      10.19%      18.11%      (6.35)%    8.33%
---------------------------------  =======     =======     =======   =======
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                          $63,624     $44,630     $25,271   $14,530
---------------------------------  =======     =======     =======   =======
Ratio of expenses to average net
 assets(c)                            0.86%(b)    0.88%(e)    0.91%     1.05%(e)
---------------------------------  =======     =======     =======   =======
Ratio of net investment income to
 average net assets(d)                7.09%(b)    7.65%(e)    8.07%     6.78%(e)
---------------------------------  =======     =======     =======   =======
Portfolio turnover rate                 76%         72%        100%       57%
---------------------------------  =======     =======     =======   =======

(a) Total returns for periods less than one year are not annualized.
(b) Ratios are based on average net assets of $51,024,610.
(c) After waiver of advisory fee and expense reimbursement. Ratios of expenses to average net assets prior to waiver of advisory fees and/or expense reimbursements are 1.03% and 1.69% (annualized) for January 31, 1995 and 1994, respectively.
(d) After waiver of advisory fee and expense reimbursement. Ratios of net investment income to average net assets prior to waiver of advisory fees and/or expense reimbursements are 7.95% and 6.14% (annualized) for January 31, 1995 and 1994, respectively.
(e) Annualized.

NOTE 8 - SUBSEQUENT EVENT
On November 4, 1996, A I M Management Group Inc. ("AIM Management") and INVESCO plc announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO plc. AIM Management is the parent company of the Fund's advisor. The merger is expected to take place during the first quarter of 1997.
                       AIM V.I. DIVERSIFIED INCOME FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Global Utilities Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and for the eleven month period ended December 31, 1995 and the financial highlights for the year then ended and for the eleven month period ended December 31, 1995 and the period May 2, 1994 (commencement of operations) through January 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. Where brokers did not reply to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Global Utilities Fund, as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the eleven month period ended December 31, 1995 and the financial highlights for the year then ended and for the eleven month period ended December 31, 1995 and the period May 2, 1994 (commencement of operations) through January 31, 1995, in conformity with generally accepted accounting principles.


                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 1997

                         AIM V.I. GLOBAL UTILITIES FUND

SCHEDULE OF INVESTMENTS
December 31, 1996

                                                              MARKET
                                                  SHARES      VALUE
DOMESTIC COMMON STOCKS - 50.61%

ADVERTISING/BROADCASTING - 0.30%

Univision Communications, Inc.(a)                    1,100 $    40,700
----------------------------------------------------------------------

COMPUTER MAINFRAMES - 0.20%

ViaSat, Inc.(a)                                      3,000      27,000
----------------------------------------------------------------------

COMPUTER NETWORKING - 0.78%

Ascend Communications, Inc.(a)                       1,700     105,613
----------------------------------------------------------------------

COMPUTER PERIPHERALS - 0.21%

U.S. Robotics Corp.(a)                                 400      28,800
----------------------------------------------------------------------

COMPUTER SOFTWARE/SERVICES - 0.38%

Puma Technology, Inc.(a)                             1,900      32,775
----------------------------------------------------------------------
White Pine Software, Inc.(a)                         2,700      19,575
----------------------------------------------------------------------
                                                                52,350
----------------------------------------------------------------------

ELECTRIC POWER - 18.24%

AES Corp.(a)                                         1,000      46,500
----------------------------------------------------------------------
Allegheny Power System, Inc.                         7,800     236,925
----------------------------------------------------------------------
Carolina Power & Light Co.                           3,900     142,350
----------------------------------------------------------------------
Destec Energy, Inc.(a)                               2,900      45,312
----------------------------------------------------------------------
DQE, Inc.                                            6,200     179,800
----------------------------------------------------------------------
Edison International                                 3,300      65,588
----------------------------------------------------------------------
FPL Group, Inc.                                      5,300     243,800
----------------------------------------------------------------------
GPU, Inc.                                            6,000     201,751
----------------------------------------------------------------------
Houston Industries, Inc.                             5,300     119,912
----------------------------------------------------------------------
Illinova Corp.                                       4,800     132,000
----------------------------------------------------------------------
NIPSCO Industries, Inc.                              5,600     221,900
----------------------------------------------------------------------
Pinnacle West Capital Corp.                         11,200     355,600
----------------------------------------------------------------------
Sierra Pacific Resources                             2,500      71,875
----------------------------------------------------------------------
Southern Co.                                        10,300     233,038
----------------------------------------------------------------------
Texas Utilities Co.                                  4,400     179,300
----------------------------------------------------------------------
                                                             2,475,651
----------------------------------------------------------------------

ENERGY (ALTERNATE SOURCES) - 1.46%

Calenergy, Inc.(a)                                   2,100      70,613
----------------------------------------------------------------------
Teco Energy, Inc.                                    5,300     127,863
----------------------------------------------------------------------
                                                               198,476
----------------------------------------------------------------------

GAS DISTRIBUTION - 1.46%

KN Energy, Inc.                                      1,500      58,875
----------------------------------------------------------------------
Public Service Co. of Colorado                       3,600     139,950
----------------------------------------------------------------------
                                                               198,825
----------------------------------------------------------------------

                                                              MARKET
                                                  SHARES      VALUE

NATURAL GAS PIPELINE - 10.84%

Columbia Gas System, Inc.                            1,700 $   108,163
----------------------------------------------------------------------
El Paso Natural Gas Co.                              7,800     393,900
----------------------------------------------------------------------
Enron Corp.                                          5,300     228,562
----------------------------------------------------------------------
PanEnergy Corp.                                      4,200     189,000
----------------------------------------------------------------------
Sonat, Inc.                                          4,600     236,900
----------------------------------------------------------------------
Williams Companies, Inc. (The)                       8,400     315,000
----------------------------------------------------------------------
                                                             1,471,525
----------------------------------------------------------------------

OIL & GAS (SERVICES) - 0.22%

TPC Corp.(a)                                         3,300      29,700
----------------------------------------------------------------------

REAL ESTATE - 0.52%

Cali Realty Corp.                                    2,300      71,012
----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 2.24%

Crescent Real Estate Equities, Inc.                    800      42,200
----------------------------------------------------------------------
Meditrust Corp.                                      1,300      52,000
----------------------------------------------------------------------
OMEGA Healthcare Investors, Inc.                     1,700      56,525
----------------------------------------------------------------------
Patriot American Hospitality, Inc.                   1,700      73,313
----------------------------------------------------------------------
Public Storage, Inc.                                 1,500      46,500
----------------------------------------------------------------------
Starwood Lodging Trust                                 600      33,075
----------------------------------------------------------------------
                                                               303,613
----------------------------------------------------------------------

TELECOMMUNICATIONS - 4.46%

ADC Telecommunications, Inc.(a)                      3,100      96,488
----------------------------------------------------------------------
AT&T Corp.                                           1,500      65,250
----------------------------------------------------------------------
CellNet Data Systems Inc.(a)                         2,300      33,638
----------------------------------------------------------------------
Frontier Corp.                                       4,000      90,500
----------------------------------------------------------------------
Lucent Technologies, Inc.                            1,700      78,625
----------------------------------------------------------------------
McLeod, Inc. -- Class A(a)                           2,100      53,550
----------------------------------------------------------------------
MFS Communications Company, Inc.(a)                     62       3,379
----------------------------------------------------------------------
Superior Telecom Inc.(a)                             2,500      50,937
----------------------------------------------------------------------
Teleport Communications Group Inc. - Class A(a)      1,300      39,650
----------------------------------------------------------------------
360 Communications Co.(a)                            1,400      32,375
----------------------------------------------------------------------
WorldCom, Inc.(a)                                    2,338      60,934
----------------------------------------------------------------------
                                                               605,326
----------------------------------------------------------------------

TELEPHONE - 9.30%

Ameritech Corp.                                      3,900     236,437
----------------------------------------------------------------------
BellSouth Corp.                                      5,300     213,988
----------------------------------------------------------------------
Century Telephone Enterprises                        3,700     114,238
----------------------------------------------------------------------
Cincinnati Bell, Inc.                                6,500     400,562
----------------------------------------------------------------------
GTE Corp.                                            2,200     100,100
----------------------------------------------------------------------
SBC Communications, Inc.                             3,800     196,650
----------------------------------------------------------------------
                                                             1,261,975
----------------------------------------------------------------------
  Total Domestic Common Stocks                               6,870,566
----------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND

                                                                      MARKET
                                                           SHARES     VALUE
DOMESTIC CONVERTIBLE PREFERRED STOCKS - 2.78%

ADVERTISING/BROADCASTING - 0.43%

Time Warner Inc. - Series M, 10.25% Conv. PIK Pfd.               53 $    57,516
-------------------------------------------------------------------------------

ELECTRIC SERVICES - 0.42%

Citizens Utilities Co. - $2.50 Conv. Pfd.                     1,200      57,300
-------------------------------------------------------------------------------

GAS UTILITY - 0.57%

MCN Corp. - $2.01 Conv. Pfd. PRIDES                           2,800      77,350
-------------------------------------------------------------------------------

OIL & GAS (SERVICES) - 0.44%

Enron Corp. - $1.36 Conv. Pfd.                                2,500      60,000
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - 0.74%

MFS Communications Company, Inc. - $2.68 Conv. Pfd.           1,100     100,375
-------------------------------------------------------------------------------

TELEPHONE - 0.18%

Salomon Inc. - $3.48 Conv. Pfd.                                 400      24,100
-------------------------------------------------------------------------------
  Total Domestic Convertible Preferred Stocks                           376,641
-------------------------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS - 22.35%

ARGENTINA - 0.66%
Central Costanera S.A. - Class B (Electric Services)         20,700      63,355
-------------------------------------------------------------------------------
Telefonica de Argentina S.A. - ADR (Telephone)                1,000      25,875
-------------------------------------------------------------------------------
                                                                         89,230
-------------------------------------------------------------------------------

AUSTRALIA - 0.14%

News Corp. Ltd. - $5.00 Conv. Pfd.(b)
 (Advertising/Broadcasting) (Acquired 11/04/96; Cost
 $20,000)                                                       200      18,875
-------------------------------------------------------------------------------

AUSTRIA - 0.15%

Oesterreichische Elektrizitaetswirtschafts A.G. - Class
 A (Electric Services)                                          270      20,209
-------------------------------------------------------------------------------

BRAZIL - 1.02%

Eletricidade de Sao Paulo S.A.(a) (Electric Services)           210      31,022
-------------------------------------------------------------------------------
Telecomunicacoes Brasileiras S.A. Telebras - ADR
 (Telecommunications)                                         1,400     107,100
-------------------------------------------------------------------------------
                                                                        138,122
-------------------------------------------------------------------------------

CANADA - 1.30%

Manitoba Telephone System(a) (Telecommunications)             5,000      47,470
-------------------------------------------------------------------------------
TELUS Corp. (Telecommunications)                              4,300      62,492
-------------------------------------------------------------------------------
Westcoast Energy, Inc. (Natural Gas Pipeline)                 4,000      67,000
-------------------------------------------------------------------------------
                                                                        176,962
-------------------------------------------------------------------------------

CHILE - 1.48%

Cia. de Telecomunicaciones de Chile S.A. - ADR
 (Telecommunications)                                         1,000     101,125
-------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A. - ADR (Electric
 Services)                                                    1,400      21,700
-------------------------------------------------------------------------------
Enersis S.A. - ADR (Electric Services)                        2,800      77,700
-------------------------------------------------------------------------------
                                                                        200,525
-------------------------------------------------------------------------------

                                                                      MARKET
                                                           SHARES     VALUE
GERMANY - 0.98%

Deutsche Telekom - ADR(a) (Telephone)                         3,500 $    71,313
-------------------------------------------------------------------------------
VEBA A.G. (Electric Services)                                 1,060      61,308
-------------------------------------------------------------------------------
                                                                        132,621
-------------------------------------------------------------------------------

HONG KONG - 0.27%

Asia Satellite Telecommunications Holdings Ltd. - ADR(a)
 (Telecommunications)                                         1,600      37,400
-------------------------------------------------------------------------------

INDONESIA - 0.26%

PT Indosat - ADR (Telecommunications)                         1,300      35,588
-------------------------------------------------------------------------------

ISRAEL - 0.67%

ECI Telecommunications Ltd. Designs (Computer
 Networking)                                                  1,500      31,875
-------------------------------------------------------------------------------
Tadiran Telecommunications Ltd. (Telecommunications)          1,900      42,513
-------------------------------------------------------------------------------
TTI Team Telecom International Ltd.(a)
 (Telecommunications)                                         2,600      16,250
-------------------------------------------------------------------------------
                                                                         90,638
-------------------------------------------------------------------------------

ITALY - 0.71%

Telecom Italia Mobile S.p.A. (Telecommunications)            15,325      38,843
-------------------------------------------------------------------------------
Telecom Italia S.p.A. (Telecommunications)                   22,000      57,139
-------------------------------------------------------------------------------
                                                                         95,982
-------------------------------------------------------------------------------

JAPAN - 0.28%

Nippon Telegraph & Telephone (Telecommunications)                 5      37,907
-------------------------------------------------------------------------------

NETHERLANDS - 0.35%

Royal PTT Nederland N.V. (Telephone)                            270      10,306
-------------------------------------------------------------------------------
Royal PTT Nederland N.V. - ADR (Telephone)                      995      37,685
-------------------------------------------------------------------------------
                                                                         47,991

-------------------------------------------------------------------------------

NEW ZEALAND - 1.43%

Telecom Corp. of New Zealand Ltd. - ADR
 (Telecommunications)                                         2,400     194,400
-------------------------------------------------------------------------------

PERU - 0.48%

Luz Del Sur S.A.(a) (Electric Services)                       1,700      30,706
-------------------------------------------------------------------------------
Telefonica del Peru S.A. - ADR(a) (Telecommunications)        1,800      33,975
-------------------------------------------------------------------------------
                                                                         64,681
-------------------------------------------------------------------------------

PORTUGAL - 0.82%

Portugal Telecom S.A. - ADR (Telecommunications)              3,500      98,875
-------------------------------------------------------------------------------
Telecel-Comunicacaoes Pessoais, S.A.(a)
 (Telecommunications)                                           200      12,450
-------------------------------------------------------------------------------
                                                                        111,325
-------------------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND

                                                                   MARKET
                                                        SHARES     VALUE

SOUTH KOREA - 0.36%

Korea Electric Power Corp. - ADR (Electric Services)       2,400 $    49,200
----------------------------------------------------------------------------

SPAIN - 2.86%

Autopistas Concesionaria Espanola S.A. (Engineering &
 Construction)                                             3,900      53,772
----------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A. - ADR (Electric
 Services)                                                 1,100      77,000
----------------------------------------------------------------------------
Iberdrola S.A. (Electric Services)                        10,900     154,485
----------------------------------------------------------------------------
Telefonica de Espana - ADR (Telecommunications)            1,500     103,875
----------------------------------------------------------------------------
                                                                     389,132
----------------------------------------------------------------------------

SWEDEN - 0.49%

Telefonaktiebolaget LM Ericsson - ADR
 (Telecommunications)                                      2,200      66,412
----------------------------------------------------------------------------

UNITED KINGDOM - 6.29%

British Sky Broadcasting Group PLC  - ADR
 (Advertising/Broadcasting)                                  500      26,250
----------------------------------------------------------------------------
Hyder PLC (Water Supply)                                   2,510      31,972
----------------------------------------------------------------------------
London Electricity PLC (Electric Services)                 6,400      74,614
----------------------------------------------------------------------------
National Grid Group PLC (Electric Services)                4,734      15,856
----------------------------------------------------------------------------
National Power PLC (Electric Services)                    11,950     100,112
----------------------------------------------------------------------------
National Power PLC - ADR (Electric Services)                 900      30,487
----------------------------------------------------------------------------
Nynex CableComms Group - ADR(a) (Telecommunications)       2,100      38,062
----------------------------------------------------------------------------
PowerGen PLC (Electric Services)                           9,050      88,996
----------------------------------------------------------------------------
PowerGen PLC - ADR (Electric Services)                     1,100      43,450
----------------------------------------------------------------------------
Scottish Power PLC (Electric Services)                     9,750      58,964
----------------------------------------------------------------------------
Southern Electric PLC(a) (Electric Services)               3,416      46,584
----------------------------------------------------------------------------
United Utilities PLC (Water Supply)                        8,925      94,953
----------------------------------------------------------------------------
Wessex Water PLC (Water Supply)                            5,450      34,732
----------------------------------------------------------------------------
Yorkshire Electricity Group PLC (Electric Services)        6,500      89,643
----------------------------------------------------------------------------
Yorkshire Water PLC (Water Supply)                         6,600      79,716
----------------------------------------------------------------------------
                                                                     854,391
----------------------------------------------------------------------------

VENEZUELA - 1.35%

Cia. Anonima Nacional Telefonos de Venezuela(a)
 (Telephone) - ADR                                         6,500     182,813
----------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests                    3,034,404
----------------------------------------------------------------------------
                                                       PRINCIPAL
                                                        AMOUNT
DOMESTIC CONVERTIBLE BONDS - 0.93%

CABLE TELEVISION - 0.67%

International Cabletel Inc., Conv. Sub. Notes, 7.00%,
 06/15/08                                              $ 100,000      91,750
----------------------------------------------------------------------------

SEMICONDUCTORS - 0.26%

Analog Devices, Conv. Sub. Notes, 3.50%, 12/01/00         25,000      34,922
----------------------------------------------------------------------------
  Total Domestic Convertible Bonds                                   126,672
----------------------------------------------------------------------------

                                                         PRINCIPAL   MARKET
                                                          AMOUNT      VALUE
DOMESTIC NON-CONVERTIBLE BONDS - 7.92%

ADVERTISING/BROADCASTING - 1.89%

Comcast Corp., Sr. Sub. Deb., 9.50%, 01/15/08            $ 100,000 $   104,000
------------------------------------------------------------------------------
Time Warner, Inc., Deb., 6.85%, 01/15/26                    75,000      73,739
------------------------------------------------------------------------------
Time Warner, Inc., Notes, 8.18%, 08/15/07                   75,000      78,195
------------------------------------------------------------------------------
                                                                       255,934
------------------------------------------------------------------------------

ELECTRIC SERVICES - 1.97%

Arizona Public Service Co., Deb., 8.00%, 12/30/15           75,000      75,827
------------------------------------------------------------------------------
El Paso Electric Co., First Mortgage Bonds, 8.90%,
 02/01/06                                                   75,000      78,340
------------------------------------------------------------------------------
Indiana Michigan Power, Deb., 9.82%, 12/07/22               93,435     112,731
------------------------------------------------------------------------------
                                                                       266,898
------------------------------------------------------------------------------

ENERGY (ALTERNATE SOURCES) - 1.37%

AES Corp., Sr. Sub. Notes, 10.25%, 07/15/06                 75,000      80,625
------------------------------------------------------------------------------
California Energy Co., Disc. Notes, 10.25%, 01/15/04(c)    100,000     106,000
------------------------------------------------------------------------------
                                                                       186,625
------------------------------------------------------------------------------

FINANCE (CONSUMER CREDIT) - 0.61%

GMAC, Notes, 9.00%, 10/15/02                                75,000      82,576
------------------------------------------------------------------------------

GAS DISTRIBUTION - 0.56%

Ferrellgas Partners, Sr. Notes, 9.375%, 06/15/06            75,000      76,594
------------------------------------------------------------------------------

NATURAL GAS PIPELINE - 0.35%

PanEnergy Corp., Notes, 7.875%, 08/15/04                    45,000      47,538
------------------------------------------------------------------------------

TELECOMMUNICATIONS - 1.17%

AT&T Corp., Sr. Notes, 7.75%, 03/01/07                     150,000     159,025
------------------------------------------------------------------------------
  Total Domestic Non-Convertible Bonds                               1,075,190
------------------------------------------------------------------------------
FOREIGN NON-CONVERTIBLE BONDS - 3.77%

CANADA - 3.77%(d)

Bell Canada (Telecommunications), Deb., 10.875%,
 10/11/04                                                   50,000      45,600
------------------------------------------------------------------------------
Bell Canada (Telecommunications), Deb.,
 Series EW, 8.80%, 08/17/05                                 50,000      41,682
------------------------------------------------------------------------------
Canadian Oil Debco Inc. (Oil & Gas - Services), Deb.,
 11.00%, 10/31/00                                          100,000      85,591
------------------------------------------------------------------------------
Ontario Hydro (Electric Power), Global Bonds, 9.00%,
 06/24/02                                                  100,000      83,897
------------------------------------------------------------------------------
Teleglobe Canada, Inc. (Telecommunications), Deb.,
 8.35%, 06/20/03                                           100,000      80,603
------------------------------------------------------------------------------
Trans-Canada Pipelines (Oil & Gas - Services), Series
 MTN, 8.55%, 02/01/06                                       70,000      57,291
------------------------------------------------------------------------------
Trans-Canada Pipelines (Oil & Gas - Services), Series Q
 Deb., 10.625%, 10/20/09                                   125,000     117,094
------------------------------------------------------------------------------
  Total Foreign Non-Convertible Bonds                                  511,758
------------------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND

                                                   PRINCIPAL   MARKET
                                                    AMOUNT      VALUE
U.S. TREASURY SECURITIES - 2.19%

U.S. TREASURY BONDS - 1.07%

7.625%, 02/15/25                                   $ 130,000 $   144,397
-------------------------------------------------------------------------

U.S. TREASURY NOTES - 1.12%

6.625%, 06/30/01                                     150,000     152,507
-------------------------------------------------------------------------
  Total U.S. Treasury Securities                                 296,904
-------------------------------------------------------------------------

TOTAL INVESTMENTS (excluding

 Repurchase Agreements)                                       12,292,135
-------------------------------------------------------------------------

REPURCHASE AGREEMENT - 11.16%(e)

Daiwa Securities America Inc., 6.25%, 01/02/97(f)  1,515,191   1,515,191
-------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 101.71%                         13,807,326
-------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (1.71%)                         (231,753)
-------------------------------------------------------------------------
NET ASSETS - 100.00%                                         $13,575,573
=========================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 12/31/96, was $18,875 which represented 0.14% of the Fund's net assets.
(c) Discounted bond at purchase. Interest rate shown represents coupon at which bond will accrue at a specified future date.
(d) Foreign denominated security. Par value and coupon are denominated in Canadian dollars.
(e) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) Joint repurchase agreement entered into 12/31/96 with a maturing value of $360,125,000. Collateralized by $355,195,000 U.S. Treasury obligations, 0% to 8.875% due 06/12/97 to 08/15/26.

Abbreviations:
ADR- American Depository Receipt
Conv.- Convertible
Deb.- Debentures
MTN- Medium Term Notes
Pfd.- Preferred
PIK- Payment in Kind
PRIDES- Preferred Redeemable Increased Dividend Equity Securities
Sr.- Senior
Sub.- Subordinated



See Notes to Financial Statements.

                        AIM V.I. GLOBAL UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996


ASSETS:

Investments, at value (cost $11,963,690)                  $13,807,326
---------------------------------------------------------------------
Foreign currencies, at value (cost $6,367)                      6,395
---------------------------------------------------------------------
Receivables for:
 Capital stock sold                                             7,484
---------------------------------------------------------------------
 Investments sold                                               5,138
---------------------------------------------------------------------
 Dividends and interest                                        64,319
---------------------------------------------------------------------
Investment for deferred compensation plan                       8,768
---------------------------------------------------------------------
Other assets                                                       34
---------------------------------------------------------------------
  Total assets                                             13,899,464
---------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                        283,820
---------------------------------------------------------------------
 Capital stock reacquired                                       3,213
---------------------------------------------------------------------
 Deferred compensation plan                                     8,768
---------------------------------------------------------------------
Accrued advisory fees                                           7,189
---------------------------------------------------------------------
Accrued directors' fees                                         1,551
---------------------------------------------------------------------
Accrued administrative services fees                            4,596
---------------------------------------------------------------------
Accrued operating expenses                                     14,754
---------------------------------------------------------------------
  Total liabilities                                           323,891
---------------------------------------------------------------------

NET ASSETS APPLICABLE TO SHARES OUTSTANDING               $13,575,573

=====================================================================
Capital shares, $.001 par value per share:
 Authorized                                               250,000,000
---------------------------------------------------------------------
 Outstanding                                                1,081,455
=====================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE       $12.55
=====================================================================


STATEMENT OF OPERATIONS
For the year ended December 31, 1996


INVESTMENT INCOME:

Dividends (net of $20,547 foreign withholding tax)           $  376,396
------------------------------------------------------------------------
Interest                                                        181,549
------------------------------------------------------------------------
 Total investment income                                        557,945
------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                    73,008
------------------------------------------------------------------------
Custodian fees                                                   24,662
------------------------------------------------------------------------
Administrative services fees                                     47,729
------------------------------------------------------------------------
Directors' fees and expenses                                      6,181
------------------------------------------------------------------------
Professional fees                                                16,688
------------------------------------------------------------------------
Other                                                             5,378
------------------------------------------------------------------------
 Total expenses                                                 173,646
------------------------------------------------------------------------
Less expenses assumed by advisor                                (15,954)
------------------------------------------------------------------------
 Net expenses                                                   157,692
------------------------------------------------------------------------
Net investment income                                           400,253
------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND
 FOREIGN CURRENCY TRANSACTIONS:

Net realized gain from:
 Investment securities                                           65,722
------------------------------------------------------------------------
 Foreign currency transactions                                    2,007
------------------------------------------------------------------------
                                                                 67,729
------------------------------------------------------------------------
Unrealized appreciation of:
 Investment securities                                          880,191
------------------------------------------------------------------------
 Foreign currencies                                                 407
------------------------------------------------------------------------
                                                                880,598
------------------------------------------------------------------------
 Net gain on investment securities and foreign currencies       948,327
------------------------------------------------------------------------
Net increase in net assets resulting from operations         $1,348,580
========================================================================

                      See Notes to Financial Statements.

                         AIM V.I. GLOBAL UTILITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 1996 and the eleven months ended December 31,
1995

                                                          1996         1995
                                                       -----------  ----------

OPERATIONS:

 Net investment income                                 $   400,253  $  180,945
-------------------------------------------------------------------------------
 Net realized gain from investment securities and
  foreign currency transactions                             67,729      80,096
-------------------------------------------------------------------------------
 Net unrealized appreciation of investment securities
  and foreign currencies                                   880,598     929,383
-------------------------------------------------------------------------------
  Net increase in net assets resulting from operations   1,348,580   1,190,424
-------------------------------------------------------------------------------
Net increase from capital stock transactions             4,317,451   4,441,375
-------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                   (410,247)   (186,096)
-------------------------------------------------------------------------------
Distributions from net realized capital gains              (74,178)     (9,403)
-------------------------------------------------------------------------------
  Net increase in net assets                             5,181,606   5,436,300
-------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                     8,393,967   2,957,667
-------------------------------------------------------------------------------
 End of period                                         $13,575,573  $8,393,967
===============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)            $11,740,457  $7,423,006
-------------------------------------------------------------------------------
 Undistributed net investment income                        (3,023)       (769)
-------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities and foreign currency
  transactions                                              (5,748)      8,441
-------------------------------------------------------------------------------
 Unrealized appreciation of investment securities and
  foreign currencies                                     1,843,887     963,289
-------------------------------------------------------------------------------
                                                       $13,575,573  $8,393,967
===============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1996

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Global Utilities Fund (the "Fund"). The Fund's investment objective is to achieve a high level of current income, and as a secondary objective the Fund seeks to achieve capital appreciation, by investing primarily in the common and preferred stocks of public utility companies (either domestic or foreign). Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - Equity securities, including warrants, that are listed on a national securities exchange or part of the NASDAQ National Market System are valued at the last reported sales price or if there has been no sale that day, at the mean between the closing bid and asked prices on that day. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Debt securities are valued on the basis of valuations furnished by a pricing service, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Securities traded in the over-the-counter market, except (i) securities priced by the pricing service, (ii) securities for which representative exchange prices are available, and (iii) securities reported in the NASDAQ National Market System, are valued at the mean between representative last bid and asked prices obtained from an electronic quotation reporting system, if such prices are available, or from established market makers. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost which approximates market value. Short-term securities that mature in more than 60 days are valued at current market

                        AIM V.I. GLOBAL UTILITIES FUND
 quotations. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by, or under the authority of, the Board of Directors. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis. On December 31, 1996, undistributed net investment income was increased by $7,740 and undistributed net realized gains reduced by $7,740 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
E. Forward Currency Contracts - A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. During the year ended December 31, 1996, AIM waived advisory fees of $15,954.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1996, AIM was reimbursed $47,729 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1996, the Fund incurred legal fees of $2,978 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1996 was $8,584,434 and $4,925,603, respectively.
 The amount of unrealized appreciation of investment securities, on a tax basis, as of December 31, 1996 is as follows:

Aggregate unrealized appreciation of investment securities    $1,932,636
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (95,691)
-------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $1,836,945
=========================================================================

 Cost of investments for tax purposes is $11,970,381.

NOTE 5 - CAPITAL STOCK
Changes in capital stock outstanding during the year ended December 31, 1996 and the eleven months ended December 31, 1995 were as follows:

                                      1996                  1995
                               --------------------  --------------------
                                SHARES     AMOUNT     SHARES     AMOUNT
                               --------  ----------  --------  ----------
Sold                           578,877  $6,900,184   535,828  $5,682,400
-------------------------------------------------------------------------
Issued as reinvestment of
 distributions                  39,804     484,425    17,742     195,499
-------------------------------------------------------------------------
Reacquired                    (258,571) (3,067,158) (134,462) (1,436,524)
-------------------------------------------------------------------------
                               360,110  $4,317,451   419,108  $4,441,375
=========================================================================

                        AIM V.I. GLOBAL UTILITIES FUND

NOTE 6 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a Fund share outstanding during the year ended December 31,1996, the eleven months ended December 31, 1995 and the period May 2, 1994 (date operations commenced) through January 31, 1995.

                                        DECEMBER 31,                JANUARY 31,
                                       ---------------------        -----------
                                        1996           1995            1995
                                       -------        ------        -----------
Net asset value, beginning of period    $11.64         $9.69          $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.40          0.29            0.27
--------------------------------------------------------------------------------
  Net gains (losses) on securities
   (both realized and unrealized)         0.99          1.98           (0.33)
--------------------------------------------------------------------------------
  Total from investment operations        1.39          2.27           (0.06)
--------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income   (0.41)        (0.31)          (0.25)
--------------------------------------------------------------------------------
  Distributions from capital gain        (0.07)        (0.01)             --
--------------------------------------------------------------------------------
  Total distributions                    (0.48)        (0.32)          (0.25)
--------------------------------------------------------------------------------
Net asset value, end of period          $12.55        $11.64          $ 9.69
================================================================================
Total return(a)                          12.07%        23.73%          (0.56)%
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                              $13,576        $8,394          $2,958
================================================================================
Ratio of expenses to average net
 assets                                   1.40%(b)(c)   1.47%(c)(e)     1.31%(f)
================================================================================
Ratio of net investment income to
 average net assets                       3.56%(b)(d)   3.76%(d)(e)     4.39%(f)
================================================================================
Portfolio turnover rate                     47%           58%             69%
================================================================================
Average broker commission rate(g)      $0.0477           N/A             N/A
================================================================================

(a) Totals return are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $11,229,919.
(c) Ratios of expenses to average net assets prior to waiver of advisory fees are 1.55% and 2.44% for 1996 and 1995, respectively.
(d) Ratios of net investment income to average net assets prior to waiver of advisory fees are 3.42% and 2.79% for 1996 and 1995, respectively.
(e) Annualized.
(f) Annualized ratios of expenses and net investment income to average net assets prior to waiver of advisory fees and expense reimbursements are 2.80% and 2.90%, respectively.
(g) Disclosure requirement beginning with the Fund's fiscal year ended December 31, 1996.

NOTE 7 - SUBSEQUENT EVENT
On November 4, 1996, A I M Management Group Inc. ("AIM Management") and INVESCO plc announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO plc. AIM Management is the parent company of the Fund's advisor. The merger is expected to take place during the first quarter of 1997.

                        AIM V.I. GLOBAL UTILITIES FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Government Securities Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Government Securities Fund, as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994, in conformity with generally accepted accounting principles.


                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 1997

                      AIM V.I. GOVERNMENT SECURITIES FUND

SCHEDULE OF INVESTMENTS
December 31, 1996

                                                     PRINCIPAL    MARKET
                                                       AMOUNT      VALUE
U.S. GOVERNMENT AGENCIES - 78.95%

FEDERAL FARM CREDIT BANK - 0.79%

Medium term note
 5.96%, 07/14/03                                    $  200,000 $   193,872
------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK - 7.73%

Debentures
 8.375%, 10/25/99                                      150,000     158,858
------------------------------------------------------------------------------
 6.00%, 06/27/00                                       250,000     248,680
------------------------------------------------------------------------------
 7.31%, 07/06/01                                       500,000     520,070
------------------------------------------------------------------------------
 7.57%, 08/19/04                                       500,000     529,010
------------------------------------------------------------------------------
 8.17%, 12/16/04                                       400,000     438,620
------------------------------------------------------------------------------
                                                                 1,895,238
------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP. - 22.65%

Debentures
 6.13%, 08/19/99                                       150,000     150,324
------------------------------------------------------------------------------
 8.115%, 01/31/05                                      500,000     545,180
------------------------------------------------------------------------------
Pass through certificates
 6.00%, 11/01/08 to 08/01/10                           930,460     898,698
------------------------------------------------------------------------------
 6.50%, 12/01/08 to 07/01/23                           510,500     495,129
------------------------------------------------------------------------------
 7.00%, 11/01/10 to 01/01/26                         2,895,167   2,875,251
------------------------------------------------------------------------------
 10.50%, 08/01/19                                      310,433     344,192
------------------------------------------------------------------------------
 8.50%, 08/01/24                                       237,042     246,151
------------------------------------------------------------------------------
                                                                 5,554,925
------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 35.23%

Debentures
 7.55%, 04/22/02                                       400,000     419,744
------------------------------------------------------------------------------
 8.50%, 02/01/05                                       500,000     526,270
------------------------------------------------------------------------------
Medium term notes
 5.33%, 06/02/99                                       500,000     498,750
------------------------------------------------------------------------------
 6.59%, 05/24/01                                       500,000     506,120
------------------------------------------------------------------------------
 7.375%, 03/28/05                                      300,000     313,506
------------------------------------------------------------------------------
 6.625%, 01/31/06                                      670,000     656,091
------------------------------------------------------------------------------
Pass through certificates
 7.50%, 11/01/09 to 06/01/25                         2,642,962   2,674,666
------------------------------------------------------------------------------
 6.50%, 10/01/10 to 06/01/23                           631,508     616,591
------------------------------------------------------------------------------
 7.00%, 07/01/11 to 09/01/25                         1,439,529   1,429,747
------------------------------------------------------------------------------
 8.25%, 04/01/22                                       606,259     626,151
------------------------------------------------------------------------------
 8.50%, 09/01/24                                       359,306     372,891
------------------------------------------------------------------------------
                                                                 8,640,527
------------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.95%

Pass through certificates
 9.50%, 08/15/03 to 09/15/16                            96,780     104,967
------------------------------------------------------------------------------
 9.00%, 09/15/08 to 10/15/16                           239,711     255,594
------------------------------------------------------------------------------
 11.00%, 10/15/15                                       51,360      57,395
------------------------------------------------------------------------------
 10.50%, 09/15/17 to 11/15/19                           62,183      69,158
------------------------------------------------------------------------------

                                                    PRINCIPAL    MARKET
                                                      AMOUNT      VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - (CONTINUED)
 6.50%, 12/15/23                                    $  500,623 $   480,753
------------------------------------------------------------------------------
                                                                   967,867
------------------------------------------------------------------------------

PRIVATE EXPORT FUNDING COMPANY - 1.27%

Debentures
 7.30%, 01/31/02                                       300,000     311,034
------------------------------------------------------------------------------

STUDENT LOAN MARKETING ASSOCIATION - 3.25%

Debentures
 5.34%, 02/22/99                                       500,000     499,445
------------------------------------------------------------------------------
 5.55%, 12/15/99                                       150,000     147,860
------------------------------------------------------------------------------
 6.50%, 08/01/02                                       150,000     150,327
------------------------------------------------------------------------------
                                                                   797,632
------------------------------------------------------------------------------

TENNESSEE VALLEY AUTHORITY - 4.08%

Debentures
 6.375%, 06/15/05                                      500,000     494,755
------------------------------------------------------------------------------
 5.98%, 04/01/36                                       500,000     506,775
------------------------------------------------------------------------------
                                                                 1,001,530
------------------------------------------------------------------------------
  Total U.S. Government Agencies                                19,362,625
------------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 15.43%

U.S. TREASURY NOTES & BONDS - 15.20%

 6.25%, 05/31/00 to 08/31/00                         1,200,000   1,205,958
------------------------------------------------------------------------------
 6.375%, 08/15/02                                    1,000,000   1,006,590
------------------------------------------------------------------------------
 6.50%, 10/15/06                                       500,000     502,965
------------------------------------------------------------------------------
 6.875%, 08/15/25                                      500,000     509,755
------------------------------------------------------------------------------
 6.75%, 08/15/26                                       500,000     504,015
------------------------------------------------------------------------------
                                                                 3,729,283
------------------------------------------------------------------------------

U.S. TREASURY STRIPS - 0.23%

 6.80%(a), 11/15/18                                    250,000      56,090
------------------------------------------------------------------------------
  Total U.S. Treasury Securities                                 3,785,373
------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 7.12%(b)

Daiwa Securities America, Inc., 6.25%, 01/02/97(c)   1,746,103   1,746,103
------------------------------------------------------------------------------
TOTAL INVESTMENTS - 101.50%                                     24,894,101
------------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (1.50%)                           (367,585)
------------------------------------------------------------------------------
NET ASSETS - 100.00%                                           $24,526,516
==============================================================================

Notes to Schedule of Investments:
(a) U.S. Treasury STRIPS are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 12/31/96 with a maturing value of $360,125,000. Collateralized by $355,195,000 U.S. Treasury obligations, 0% to 8.875% due 06/12/97 to 08/15/26.
See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996


ASSETS:
Investments, at market value (cost $24,885,471)           $24,894,101
---------------------------------------------------------------------
Receivables for:
 Capital stock sold                                            60,170
---------------------------------------------------------------------
 Interest                                                     265,368
---------------------------------------------------------------------
Investment for deferred compensation plan                      11,447
---------------------------------------------------------------------
Organizational costs, net                                       3,870
---------------------------------------------------------------------
Other assets                                                    6,103
---------------------------------------------------------------------
  Total assets                                             25,241,059
---------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                        676,507
---------------------------------------------------------------------
 Deferred compensation                                         11,447
---------------------------------------------------------------------
Accrued advisory fees                                          10,422
---------------------------------------------------------------------
Accrued directors' fees                                         1,540
---------------------------------------------------------------------
Accrued administrative service fees                             3,406
---------------------------------------------------------------------
Accrued operating expenses                                     11,221
---------------------------------------------------------------------
  Total liabilities                                           714,543
---------------------------------------------------------------------

NET ASSETS APPLICABLE TO SHARES OUTSTANDING               $24,526,516

=====================================================================
Capital shares, $.001 par value per share:
 Authorized                                               250,000,000
---------------------------------------------------------------------
 Outstanding                                                2,485,318
=====================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE        $9.87
=====================================================================


STATEMENT OF OPERATIONS
For the year ended December 31, 1996


INVESTMENT INCOME:

Interest                                                         $1,443,467
----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                       107,471
----------------------------------------------------------------------------
Custodian fees                                                       14,326
----------------------------------------------------------------------------
Administrative services fees                                         38,695
----------------------------------------------------------------------------
Directors' fees and expenses                                          6,373
----------------------------------------------------------------------------
Professional fees                                                    17,682
----------------------------------------------------------------------------
Organizational costs                                                  2,903
----------------------------------------------------------------------------
Other                                                                 9,163
----------------------------------------------------------------------------
  Total expenses                                                    196,613
----------------------------------------------------------------------------
Net investment income                                             1,246,854
----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES:

Net realized gain (loss) on sales of investment securities          (33,180)
----------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investment securities    (626,394)
----------------------------------------------------------------------------
Net gain (loss) on investment securities                           (659,574)
----------------------------------------------------------------------------
Net increase in net assets resulting from operations             $  587,280
============================================================================

                      See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 1996 and the eleven months ended December 31,
1995

                                                      1996         1995

OPERATIONS:

 Net investment income                             $ 1,246,854  $   821,240
----------------------------------------------------------------------------
 Net realized gain (loss) on sales of investment
  securities                                           (33,180)    (148,986)
----------------------------------------------------------------------------
 Net unrealized appreciation (depreciation) of
  investment securities                               (626,394)   1,343,577
----------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                        587,280    2,015,831
----------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                             (1,251,057)    (852,380)
----------------------------------------------------------------------------
Net equalization credits                               247,547      199,339
----------------------------------------------------------------------------
Net increase from capital stock transactions         5,397,355    5,295,385
----------------------------------------------------------------------------
    Net increase in net assets                       4,981,125    6,658,175
----------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                               $19,545,391  $12,887,216
----------------------------------------------------------------------------
 End of period                                      24,526,516   19,545,391
============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $24,348,661  $18,951,306
----------------------------------------------------------------------------
 Undistributed net investment income                   653,121      409,777
----------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities                               (483,896)    (450,716)
----------------------------------------------------------------------------
 Unrealized appreciation of investment securities        8,630      635,024
----------------------------------------------------------------------------
                                                   $24,526,516  $19,545,391
============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1996

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Government Securities Fund (the "Fund"). The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the U.S. Government. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which market prices are not provided by the pricing service are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis.
C. Federal Income Taxes - For federal income tax purposes, each portfolio in the Company is taxed as a separate entity. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had capital loss carryforwards (which may be carried forward to offset future taxable capital gains, if any) of $387,410, which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Equalization - The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and the costs of repurchases of fund shares, equivalent on a per share basis to the amount of undistributed net

                      AIM V.I. GOVERNMENT SECURITIES FUND
   investment income, is credited or charged to undistributed net income when the transaction is recorded so that undistributed net investment income per share is unaffected by sales or redemptions of fund shares.
E. Organizational Costs - Organizational costs for the Fund of $14,461 are being amortized over five years.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% of the first $250 million of the Fund's average daily net assets, plus 0.45% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1996, AIM was reimbursed $38,695 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor of the Fund's shares.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1996, the Fund incurred legal fees of $2,168 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - INVESTMENT SECURITIES
 The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1996 was $12,203,533 and $6,469,084, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities as of December 31, 1996 is as follows:

Aggregate unrealized appreciation of investment securities           $ 198,397
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (189,767)
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities  $   8,630
===============================================================================

 Investments have the same cost for tax and financial statement purposes.

NOTE 5 - CAPITAL STOCK
 Changes in capital stock outstanding during the year ended December 31, 1996 and the eleven months ended December 31, 1995 were as follows:

                                  1996                  1995
                           --------------------  --------------------
                            SHARES     AMOUNT     SHARES     AMOUNT
                           --------  ----------  --------  ----------
Sold                        872,793  $8,373,957   693,583  $6,660,171
-------------------------  --------  ----------  --------  ----------
Issued as reinvestment of
 distributions              126,754   1,220,637    85,675     852,380
-------------------------  --------  ----------  --------  ----------
Reacquired                 (435,586) (4,197,239) (229,935) (2,217,166)
-------------------------  --------  ----------  --------  ----------
                            563,961  $5,397,355   549,323  $5,295,385
                           ========  ==========  ========  ==========

NOTE 6 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the year ended December 31, 1996, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                               DECEMBER 31,             JANUARY 31,
                              -------------------     -------------------
                               1996        1995        1995        1994
                              -------     -------     -------     -------
Net asset value, beginning
 of period                    $ 10.17     $  9.39     $ 10.24     $ 10.00
----------------------------  -------     -------     -------     -------
Income from investment
 operations:
  Net investment income          0.58        0.54        0.53        0.38
----------------------------  -------     -------     -------     -------
  Net gains (losses) on
   securities (both realized
   and unrealized)              (0.35)       0.74       (0.88)       0.10
----------------------------  -------     -------     -------     -------
   Total from investment
    operations                   0.23        1.28       (0.35)       0.48
----------------------------  -------     -------     -------     -------
Less distributions:
  Dividends from net
   investment income            (0.53)      (0.50)      (0.50)      (0.24)
----------------------------  -------     -------     -------     -------
   Total distributions          (0.53)      (0.50)      (0.50)      (0.24)
----------------------------  -------     -------     -------     -------
Net asset value, end of
 period                       $  9.87     $ 10.17     $  9.39     $ 10.24
----------------------------  =======     =======     =======     =======
Total return(a)                  2.29%      13.84%      (3.42)%      4.78%
----------------------------  =======     =======     =======     =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period
 (000s omitted)               $24,527     $19,545     $12,887     $10,643
----------------------------  =======     =======     =======     =======
Ratio of expenses to average
 net assets                      0.91%(b)    1.19%(c)    0.95%(d)    1.00%(c)(d)
----------------------------  =======     =======     =======     =======
Ratio of net investment
 income to average net
 assets                          5.80%(b)    5.78%(c)    5.51%(e)    4.74%(c)(e)
----------------------------  =======     =======     =======     =======
Portfolio turnover rate            32%         41%         29%          0%
----------------------------  =======     =======     =======     =======

(a) Total returns for periods less than one year are not annualized.
(b) Ratios are based on average net assets of $21,494,183.
(c) Annualized.
(d) Ratios of expenses to average net assets prior to waiver of advisory fees and/or expense reimbursements are 1.10% and 1.80% (annualized) for January, 1995 and 1994, respectively.
(e) Ratios of net investment income to average net assets prior to waiver of advisory fees and/or expense reimbursements are 5.35% and 3.94% (annualized) for January, 1995 and 1994, respectively.

NOTE 7 - SUBSEQUENT EVENT
On November 4, 1996, A I M Management Group Inc. ("AIM Management") and INVESCO plc announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO plc. AIM Management is the parent company of the Fund's advisor. The merger is expected to take place during the first quarter of 1997.
                      AIM V.I. GOVERNMENT SECURITIES FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Growth Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. Where brokers did not reply to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Growth Fund, as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994, in conformity with generally accepted accounting principles.


                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 1997

                              AIM V.I. GROWTH FUND

SCHEDULE OF INVESTMENTS
December 31, 1996

                                            SHARES      MARKET
                                                        VALUE
DOMESTIC COMMON STOCKS - 86.06%

ADVERTISING/BROADCASTING - 0.48%

Interpublic Group of Cos., Inc.               18,000 $    855,000
-----------------------------------------------------------------

AEROSPACE/DEFENSE - 0.77%

Gulfstream Aerospace Corp.(a)                 27,000      654,750
-----------------------------------------------------------------
United Technologies Corp.                     11,000      726,000
-----------------------------------------------------------------
                                                        1,380,750
-----------------------------------------------------------------

AUTOMOBILE (MANUFACTURERS) - 0.46%

Chrysler Corp.                                25,000      825,000
-----------------------------------------------------------------

BANKING (MONEY CENTER) - 0.43%

Citicorp                                       7,500      772,500
-----------------------------------------------------------------

BEVERAGES (SOFT DRINKS) - 0.37%

PepsiCo, Inc.                                 22,500      658,125
-----------------------------------------------------------------

BIOTECHNOLOGY - 1.06%

AMGEN Inc.(a)                                  6,000      326,250
-----------------------------------------------------------------
Biogen, Inc.(a)                               20,000      775,000
-----------------------------------------------------------------
Guidant Corp.                                 14,000      798,000
-----------------------------------------------------------------
                                                        1,899,250
-----------------------------------------------------------------

BUSINESS SERVICES - 2.92%

AccuStaff, Inc.(a)                            78,600    1,660,425
-----------------------------------------------------------------
Cognizant Corp.(a)                            45,000    1,485,000
-----------------------------------------------------------------
CUC International, Inc.(a)                    16,500      391,875
-----------------------------------------------------------------
Diebold, Inc.                                 11,700      735,638
-----------------------------------------------------------------
Equifax, Inc.                                 23,200      710,500
-----------------------------------------------------------------
Olsten Corp.                                  15,900      240,488
-----------------------------------------------------------------
                                                        5,223,926
-----------------------------------------------------------------

CHEMICALS - 0.25%

Monsanto Co.                                  11,700      454,838
-----------------------------------------------------------------

COMPUTER MAINFRAMES - 0.85%

International Business Machines Corp.         10,000    1,510,000
-----------------------------------------------------------------

COMPUTER MINI/PCS - 3.85%

Apple Computer, Inc.(a)                       30,000      626,250
-----------------------------------------------------------------
COMPAQ Computer Corp.(a)                      18,000    1,336,500
-----------------------------------------------------------------
Dell Computer Corp.(a)                        24,200    1,285,625
-----------------------------------------------------------------
Gateway 2000, Inc.(a)                         29,700    1,590,806
-----------------------------------------------------------------
Hewlett-Packard Co.                           18,000      904,500
-----------------------------------------------------------------
Sun Microsystems, Inc.(a)                     44,000    1,130,250
-----------------------------------------------------------------
                                                        6,873,931
-----------------------------------------------------------------

                                            SHARES      MARKET
                                                        VALUE
COMPUTER NETWORKING - 3.10%

Cabletron Systems, Inc.(a)                    18,900  $    628,425
------------------------------------------------------------------
Cascade Communications Corp.(a)               25,000     1,378,125
------------------------------------------------------------------
Cisco Systems, Inc.(a)                        23,000     1,463,375
------------------------------------------------------------------
FORE Systems, Inc.(a)                         18,000       591,750
------------------------------------------------------------------
3Com Corp.(a)                                 20,000     1,467,500
------------------------------------------------------------------
                                                         5,529,175
------------------------------------------------------------------

COMPUTER PERIPHERALS - 0.90%

EMC Corp.(a)                                  21,000       695,625
------------------------------------------------------------------
Storage Technology Corp.(a)                   19,300       919,163
------------------------------------------------------------------
                                                         1,614,788
------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES - 7.76%

BMC Software, Inc.(a)                         31,000     1,282,625
------------------------------------------------------------------
Cadence Design Systems, Inc.(a)               27,700     1,101,075
------------------------------------------------------------------
Ceridian Corp.(a)                             30,540     1,236,870
------------------------------------------------------------------
Computer Associates International, Inc.       21,900     1,089,525
------------------------------------------------------------------
CompuWare Corp.(a)                            21,000     1,052,625
------------------------------------------------------------------
Electronic Arts, Inc.(a)                      20,000       598,750
------------------------------------------------------------------
Electronic Data Systems Corp.                 13,000       562,250
------------------------------------------------------------------
Fiserv, Inc.(a)                               25,000       918,750
------------------------------------------------------------------
HBO & Co.                                     25,000     1,484,375
------------------------------------------------------------------
Microsoft Corp.(a)                             8,500       702,313
------------------------------------------------------------------
Oracle Corp.(a)                               12,750       532,312
------------------------------------------------------------------
Parametric Technology Co.(a)                   8,700       446,963
------------------------------------------------------------------
Sterling Commerce, Inc.(a)                    25,000       881,250
------------------------------------------------------------------
Synopsys, Inc.(a)                             10,400       481,000
------------------------------------------------------------------
Wallace Computer Services, Inc.               43,000     1,483,500
------------------------------------------------------------------
                                                        13,854,183
------------------------------------------------------------------

CONGLOMERATES - 2.73%

Allied Signal Inc.                            10,200       683,400
------------------------------------------------------------------
Du Pont (E.I.) de Nemours & Co.                8,000       755,000
------------------------------------------------------------------
Loews Corp.                                   17,200     1,621,100
------------------------------------------------------------------
Tyco International Ltd.                       26,800     1,417,050
------------------------------------------------------------------
U.S. Industries Inc.(a)                       11,900       409,063
------------------------------------------------------------------
                                                         4,885,613
------------------------------------------------------------------

CONTAINERS - 0.28%

Sealed Air Corp.(a)                           12,000       499,500
------------------------------------------------------------------

COSMETICS & TOILETRIES - 0.84%

Warner-Lambert Co.                            20,000     1,500,000
------------------------------------------------------------------

                              AIM V.I. GROWTH FUND

                                                           MARKET
                                              SHARES       VALUE
ELECTRONIC COMPONENTS/MISCELLANEOUS - 1.89%

Checkpoint Systems, Inc.(a)                     54,700 $  1,353,825
-------------------------------------------------------------------
Symbol Technologies, Inc.(a)                    16,000      708,000
-------------------------------------------------------------------
Thermo Instrument Systems, Inc.(a)              17,900      592,938
-------------------------------------------------------------------
Waters Corp.(a)                                 23,500      713,813
-------------------------------------------------------------------
                                                          3,368,576
-------------------------------------------------------------------

FINANCE (ASSET MANAGEMENT) - 1.16%

Bear Stearns Cos., Inc.                          9,900      275,962
-------------------------------------------------------------------
Franklin Resources, Inc.                         8,500      581,187
-------------------------------------------------------------------
Schwab (Charles) Corp.                          16,300      521,600
-------------------------------------------------------------------
T. Rowe Price Associates                        16,100      700,350
-------------------------------------------------------------------
                                                          2,079,099
-------------------------------------------------------------------

FINANCE (CONSUMER CREDIT) - 5.27%

Federal Home Loan Mortgage Corp.                15,600    1,717,950
-------------------------------------------------------------------
Federal National Mortgage Association           24,000      894,000
-------------------------------------------------------------------
Finova Group, Inc.                               6,500      417,625
-------------------------------------------------------------------
Green Tree Financial Corp.                      19,400      749,325
-------------------------------------------------------------------
Household International, Inc.                    5,500      507,375
-------------------------------------------------------------------
Money Store, Inc. (The)                         10,500      290,062
-------------------------------------------------------------------
PMI Group, Inc. (The)                           21,600    1,196,100
-------------------------------------------------------------------
Student Loan Marketing Association              34,000    3,166,250
-------------------------------------------------------------------
SunAmerica, Inc.                                10,800      479,250
-------------------------------------------------------------------
                                                          9,417,937
-------------------------------------------------------------------

FINANCE (SAVINGS & LOAN) - 0.91%

Ahmanson (H.F.) & Co.                           25,000      812,500
-------------------------------------------------------------------
ContiFinancial Corp.(a)                          4,800      173,400
-------------------------------------------------------------------
Great Western Financial Corp.                   22,000      638,000
-------------------------------------------------------------------
                                                          1,623,900
-------------------------------------------------------------------

FOOD/PROCESSING - 0.96%

ConAgra, Inc.                                   13,500      671,625
-------------------------------------------------------------------
Dean Foods Co.                                  24,000      774,000
-------------------------------------------------------------------
Lancaster Colony Corp.                           5,966      274,436
-------------------------------------------------------------------
                                                          1,720,061
-------------------------------------------------------------------

FUNERAL SERVICES - 0.62%

Service Corp. International                     39,800    1,114,400
-------------------------------------------------------------------

GAMING - 1.02%

International Game Technology                  100,000    1,825,000
-------------------------------------------------------------------

HOME BUILDING - 0.08%

Champion Enterprises, Inc.(a)                    7,200      140,400
-------------------------------------------------------------------

HOTELS/MOTELS - 1.41%

HFS, Inc.(a)                                    12,500      746,875
-------------------------------------------------------------------
Hilton Hotels Corp.                             22,000      574,750
-------------------------------------------------------------------

                                                           MARKET
                                              SHARES       VALUE
HOTELS/MOTELS-(CONTINUED)

Host Marriott Corp.(a)                          55,600 $    889,600
-------------------------------------------------------------------
Marriott International, Inc.                     5,500      303,875
-------------------------------------------------------------------
                                                          2,515,100
-------------------------------------------------------------------

INSURANCE (LIFE & HEALTH) - 1.24%

Conseco Inc.                                    33,500    2,135,625
-------------------------------------------------------------------
Provident Companies, Inc.                        1,600       77,400
-------------------------------------------------------------------
                                                          2,213,025
-------------------------------------------------------------------

INSURANCE (MULTI-LINE PROPERTY) - 3.90%

Allstate Corp.                                  19,900    1,151,713
-------------------------------------------------------------------
American International Group, Inc.               6,500      703,625
-------------------------------------------------------------------
Chubb Corp.                                      9,800      526,750
-------------------------------------------------------------------
CIGNA Corp.                                      6,500      888,062
-------------------------------------------------------------------
Everest Re Holdings, Inc.                       24,400      701,500
-------------------------------------------------------------------
ITT Hartford Group, Inc.                         7,000      472,500
-------------------------------------------------------------------
MGIC Investment Corp.                            9,400      714,400
-------------------------------------------------------------------
Old Republic International Corp.                11,300      302,275
-------------------------------------------------------------------
Travelers Group, Inc.                           33,000    1,497,375
-------------------------------------------------------------------
                                                          6,958,200
-------------------------------------------------------------------

LEISURE & RECREATION - 0.85%

Carnival Corp. - Class A                        22,000      726,000
-------------------------------------------------------------------
Coleman Co., Inc.(a)                             6,200       85,250
-------------------------------------------------------------------
Harley-Davidson, Inc.                           15,000      705,000
-------------------------------------------------------------------
                                                          1,516,250
-------------------------------------------------------------------

MACHINERY (HEAVY) - 0.42%

Caterpillar Inc.                                10,000      752,500
-------------------------------------------------------------------

MACHINERY (MISCELLANEOUS) - 0.88%

Thermo Electron Corp.(a)                        38,000    1,567,500
-------------------------------------------------------------------

MEDICAL (DRUGS) - 5.94%

Abbott Laboratories                             16,000      812,000
-------------------------------------------------------------------
American Home Products Corp.                    13,000      762,125
-------------------------------------------------------------------
AmeriSource Health Corp.(a)                     15,000      723,750
-------------------------------------------------------------------
Bristol-Myers Squibb Co.                         9,000      978,750
-------------------------------------------------------------------
Cardinal Health, Inc.                            9,000      524,250
-------------------------------------------------------------------
Express Scripts, Inc. - Class A(a)               1,400       50,225
-------------------------------------------------------------------
ICN Pharmaceuticals, Inc.                       29,000      569,125
-------------------------------------------------------------------
Johnson & Johnson                               23,200    1,154,200
-------------------------------------------------------------------
Lilly (Eli) & Co.                                7,900      576,700
-------------------------------------------------------------------
Merck & Co., Inc.                               12,000      951,000
-------------------------------------------------------------------
Pharmacia & Upjohn, Inc.                        14,000      554,750
-------------------------------------------------------------------
Rhone-Poulenc Rorer, Inc.                       19,500    1,523,438
-------------------------------------------------------------------
Schering-Plough Corp.                            9,700      628,075
-------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                 17,800      799,888
-------------------------------------------------------------------
                                                         10,608,276
-------------------------------------------------------------------

                              AIM V.I. GROWTH FUND

                                              SHARES     MARKET
                                                         VALUE
MEDICAL (INSTRUMENTS/PRODUCTS) - 3.53%

Baxter International Inc.                       15,700 $    643,700
-------------------------------------------------------------------
Becton, Dickinson & Co.                         17,000      737,375
-------------------------------------------------------------------
Boston Scientific Corp.(a)                       8,770      526,200
-------------------------------------------------------------------
Medtronic, Inc.                                 10,000      680,000
-------------------------------------------------------------------
St. Jude Medical, Inc.(a)                       37,000    1,577,125
-------------------------------------------------------------------
Stryker Corp.(a)                                25,000      746,875
-------------------------------------------------------------------
Sybron International Corp.(a)                   29,000      957,000
-------------------------------------------------------------------
U.S. Surgical Corp.                             11,100      437,062
-------------------------------------------------------------------
                                                          6,305,337
-------------------------------------------------------------------

MEDICAL (PATIENT SERVICES) - 3.70%

Columbia\HCA Healthcare Corp.                   27,000    1,100,250
-------------------------------------------------------------------
Health Care & Retirement Corp.(a)                6,700      191,788
-------------------------------------------------------------------

HEALTHSOUTH Corp.(a)                            35,500    1,371,188

-------------------------------------------------------------------
MedPartners, Inc.(a)                            57,880    1,215,480
-------------------------------------------------------------------
Oxford Health Plans, Inc.(a)                     8,500      497,781
-------------------------------------------------------------------
Quorum Health Group, Inc.(a)                    36,500    1,085,875
-------------------------------------------------------------------
Tenet Healthcare Corp.(a)                       33,000      721,875
-------------------------------------------------------------------
United Healthcare Corp.(a)                       9,400      423,000
-------------------------------------------------------------------
                                                          6,607,237
-------------------------------------------------------------------

NATURAL GAS PIPELINE - 0.37%

Columbia Gas System, Inc.                       10,500      668,063
-------------------------------------------------------------------

OFFICE AUTOMATION - 0.32%

Xerox Corp.                                     11,000      578,875
-------------------------------------------------------------------

OFFICE PRODUCTS - 0.76%

Avery Dennison Corp.                            10,000      353,750
-------------------------------------------------------------------
Ingram Micro, Inc. - Class A(a)                 28,000      644,000
-------------------------------------------------------------------
Reynolds & Reynolds Co. - Class A               14,000      364,000
-------------------------------------------------------------------
                                                          1,361,750
-------------------------------------------------------------------

OIL & GAS (DRILLING) - 0.33%

Reading & Bates Corp.(a)                        22,000      583,000
-------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 0.03%

Transocean Offshore Inc.                           900       56,362
-------------------------------------------------------------------

OIL & GAS (SERVICES) - 0.67%

Halliburton Co.                                  6,000      361,500
-------------------------------------------------------------------
Louisiana Land & Exploration Co.                10,100      541,613
-------------------------------------------------------------------
NorAm Energy Corp.                              19,300      296,738
-------------------------------------------------------------------
                                                          1,199,851
-------------------------------------------------------------------

OIL EQUIPMENT & SUPPLIES - 1.87%

Baker Hughes, Inc.                              17,000      586,500
-------------------------------------------------------------------
BJ Services Co.(a)                               5,400      275,400
-------------------------------------------------------------------
Cooper Cameron Corp.(a)                          2,800      214,200
-------------------------------------------------------------------

                                              SHARES     MARKET
                                                         VALUE
OIL EQUIPMENT & SUPPLIES-(CONTINUED)

Dresser Industries, Inc.                        12,500 $    387,500
-------------------------------------------------------------------
Rowan Companies, Inc.(a)                        34,000      769,250
-------------------------------------------------------------------
Schlumberger Ltd.                                5,500      549,312
-------------------------------------------------------------------
Tidewater, Inc.                                 12,500      565,625
-------------------------------------------------------------------
                                                          3,347,787
-------------------------------------------------------------------

PAPER & FOREST PRODUCTS - 0.37%

Kimberly-Clark Corp.                             7,000      666,750
-------------------------------------------------------------------

PUBLISHING - 0.45%

New York Times Co. - Class A                    17,000      646,000
-------------------------------------------------------------------
Times Mirror Co. (The) - Class A                 3,000      149,250
-------------------------------------------------------------------
                                                            795,250
-------------------------------------------------------------------

RESTAURANTS - 0.57%

Applebee's International, Inc.                  37,000    1,017,500
-------------------------------------------------------------------

RETAIL (FOOD & DRUGS) - 1.35%

American Stores Co.                             17,000      694,875
-------------------------------------------------------------------
Kroger Co. (The)(a)                              3,700      172,050
-------------------------------------------------------------------
Safeway, Inc.(a)                                36,000    1,539,000
-------------------------------------------------------------------
                                                          2,405,925
-------------------------------------------------------------------

RETAIL (STORES) - 5.94%

Consolidated Stores Corp.(a)                    25,000      803,125
-------------------------------------------------------------------
Dayton Hudson Corp.                             24,500      961,625
-------------------------------------------------------------------
Gap, Inc. (The)                                 23,000      692,875
-------------------------------------------------------------------
Home Depot, Inc.                                17,000      852,125
-------------------------------------------------------------------
Lowe's Companies, Inc.                          35,000    1,242,500
-------------------------------------------------------------------
Micro Warehouse, Inc.(a)                         1,100       12,925
-------------------------------------------------------------------
Pep Boys - Manny, Moe & Jack                    72,800    2,238,600
-------------------------------------------------------------------
Staples, Inc.(a)                                52,075      940,605
-------------------------------------------------------------------
Sysco Corp.                                     21,000      685,125
-------------------------------------------------------------------
Tech Data Corp.(a)                               1,300       35,587
-------------------------------------------------------------------
Toys "R" Us, Inc.(a)                            42,000    1,260,000
-------------------------------------------------------------------
U.S. Office Products Co. (a)                    25,000      853,125
-------------------------------------------------------------------
Viking Office Products, Inc.(a)                  1,400       37,362
-------------------------------------------------------------------
                                                         10,615,579
-------------------------------------------------------------------

SEMICONDUCTORS - 3.65%

Advanced Micro Devices, Inc.(a)                  7,000      180,250
-------------------------------------------------------------------
Altera Corp.(a)                                 12,000      872,250
-------------------------------------------------------------------
Applied Materials, Inc.(a)                      38,000    1,365,625
-------------------------------------------------------------------
Intel Corp.                                     11,500    1,505,781
-------------------------------------------------------------------
KLA Instruments Corp.(a)                        20,000      710,000
-------------------------------------------------------------------
Micron Technology, Inc.                         20,000      582,500
-------------------------------------------------------------------
National Semiconductor Corp.(a)                 27,000      658,125
-------------------------------------------------------------------
Texas Instruments, Inc.                         10,000      637,500
-------------------------------------------------------------------
                                                          6,512,031
-------------------------------------------------------------------

                              AIM V.I. GROWTH FUND

                                                    SHARES     MARKET
                                                               VALUE
SHOES & RELATED APPAREL - 0.39%

Nike, Inc. - Class B                                  11,700 $    699,075
-----------------------------------------------------------------------------

TELECOMMUNICATIONS - 3.81%

ADC Telecommunications, Inc.(a)                       30,600      952,425
-----------------------------------------------------------------------------
Andrew Corp.(a)                                       12,000      636,750
-----------------------------------------------------------------------------
Frontier Corp.                                        12,000      271,500
-----------------------------------------------------------------------------
Lucent Technologies, Inc.                             20,000      925,000
-----------------------------------------------------------------------------
MFS Communications Co., Inc.(a)                       14,000      763,000
-----------------------------------------------------------------------------
PairGain Technologies, Inc.(a)                        16,000      487,000
-----------------------------------------------------------------------------
Tellabs, Inc.(a)                                      34,000    1,279,250
-----------------------------------------------------------------------------
360 Communications Co.(a)                             27,500      635,937
-----------------------------------------------------------------------------
WorldCom, Inc.(a)                                     33,000      860,062
-----------------------------------------------------------------------------
                                                                6,810,924
-----------------------------------------------------------------------------

TELEPHONE - 0.38%

Cincinnati Bell, Inc.                                 11,000      677,875
-----------------------------------------------------------------------------

TEXTILES - 0.71%

Fruit of The Loom, Inc. - Class A(a)                  20,000      757,500
-----------------------------------------------------------------------------
Liz Claiborne, Inc.                                   13,000      502,125
-----------------------------------------------------------------------------
                                                                1,259,625
-----------------------------------------------------------------------------

TOBACCO - 3.26%

Philip Morris Companies, Inc.                         18,000    2,027,250
-----------------------------------------------------------------------------
RJR Nabisco Holdings Corp.                            45,000    1,530,000
-----------------------------------------------------------------------------
Universal Corp.                                       25,000      803,125
-----------------------------------------------------------------------------
UST, Inc.                                             45,000    1,456,875
-----------------------------------------------------------------------------
                                                                5,817,250
-----------------------------------------------------------------------------
  Total Domestic Common Stocks                                153,742,849
-----------------------------------------------------------------------------
                                                  PRINCIPAL
                                                    AMOUNT
DOMESTIC CONVERTIBLE CORPORATE BONDS - 1.74%

ELECTRONIC COMPONENTS/MISCELLANEOUS - 0.80%

SCI Systems, Inc., Conv. Sub. Notes, 5.00%,
 05/01/06(b) (Acquired 10/31/96 - 12/06/96; Cost
 $1,564,664)                                      $1,223,000    1,428,305
-----------------------------------------------------------------------------

RESTAURANTS - 0.44%

Boston Chicken, Inc., Conv. Liquid Yield Option
 Notes, 8.00%, 06/01/15(c)                         2,436,000      774,745
-----------------------------------------------------------------------------

SEMICONDUCTORS - 0.50%

Cypress Semiconductor Corp., Conv. Sub. Notes,
 3.15%, 03/15/01                                     800,000      899,712
-----------------------------------------------------------------------------
  Total Domestic Convertible Corporate Bonds                    3,102,762
-----------------------------------------------------------------------------

                                                      SHARES      MARKET
                                                                  VALUE
FOREIGN STOCKS & OTHER EQUITY INTERESTS - 7.25%

CANADA - 1.06%

Canadian Pacific, Ltd. (Transportation -
  Miscellaneous)                                        21,000  $    556,500
----------------------------------------------------------------------------
Newbridge Networks Corp. (Computer Networking) (a)      21,000       593,250
----------------------------------------------------------------------------
Northern Telecom Ltd. (Telecommunications)              12,000       742,500
----------------------------------------------------------------------------
                                                                   1,892,250
----------------------------------------------------------------------------

FINLAND - 0.74%

Nokia Oy A.B. - Class A (Telecommunications)             7,350       426,620
----------------------------------------------------------------------------
Nokia Oy A.B. - Class A - ADR (Telecommunications)      15,650       901,830
----------------------------------------------------------------------------
                                                                   1,328,450
----------------------------------------------------------------------------

FRANCE - 0.26%

Roussel-Uclaf (Medical - Drugs)                          1,600       470,888
----------------------------------------------------------------------------

IRELAND - 0.33%

Elan Corp. PLC-ADR (Medical - Drugs)(a)                 17,500       581,875
----------------------------------------------------------------------------

ISRAEL - 0.65%

ECI Telecommunications Ltd. Designs (Computer
 Networking)                                            14,100       299,625
----------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Medical -
  Drugs)                                                17,100       859,275
----------------------------------------------------------------------------
                                                                   1,158,900
----------------------------------------------------------------------------

ITALY - 0.32%

Fila Holding S.p.A.-ADR (Retail - Stores)               10,000       581,250
----------------------------------------------------------------------------

JAPAN - 1.29%

Canon, Inc. (Office Automation)                         29,000       641,050
----------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automobile - Manufacturers)      15,000       428,719
----------------------------------------------------------------------------
Sony Corp. (Electronic Components/Miscellaneous)         9,000       589,845
----------------------------------------------------------------------------
TDK Corp. (Electronic Components/Miscellaneous)         10,000       651,930
----------------------------------------------------------------------------
                                                                   2,311,544
----------------------------------------------------------------------------

NETHERLANDS - 0.72%

Gucci Group N.V.-ADR (Textiles)                          8,000       511,000
----------------------------------------------------------------------------
Royal Dutch Petroleum Co. (Oil & Gas - Services)         4,500       768,375
----------------------------------------------------------------------------
                                                                   1,279,375
----------------------------------------------------------------------------

SWEDEN - 0.78%

Telefonaktiebolaget LM Ericsson-ADR
 (Telecommunications)                                   46,000     1,388,625
----------------------------------------------------------------------------

UNITED KINGDOM - 1.10%

Danka Business Systems PLC-ADR (Office Automation)      17,000       601,375
----------------------------------------------------------------------------
SmithKline Beecham PLC-ADR (Medical - Drugs)            20,000     1,360,000
----------------------------------------------------------------------------
                                                                   1,961,375
----------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests                   12,954,532
----------------------------------------------------------------------------

                              AIM V.I. GROWTH FUND

                                                    PRINCIPAL
                                                     AMOUNT     MARKET
                                                                VALUE
FOREIGN CONVERTIBLE BONDS - 0.33%

SWITZERLAND - 0.33%

Sandoz Capital BVI Ltd., Sr. Conv. Deb., 2.00%,
 10/06/02(b) (Acquired 11/04/96 - 11/08/96; Cost
 $612,612)                                          $ 550,000 $    591,250
--------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 3.51%

U.S. Treasury Bills - 3.51%(d)
 4.72%, 02/06/97                                      250,000      248,865
--------------------------------------------------------------------------
 4.84%, 02/06/97                                      140,000      139,364
--------------------------------------------------------------------------
 4.945%, 03/27/97(e)                                5,941,000    5,873,629
--------------------------------------------------------------------------
  Total U.S. Treasury Securities                                 6,261,858
--------------------------------------------------------------------------

REPURCHASE AGREEMENT - 1.03%(f)

Daiwa Securities America, Inc., 6.25%, 01/02/97(g)  1,834,472    1,834,472
--------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.92%                                     178,487,723
--------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.08%                              150,169
--------------------------------------------------------------------------
NET ASSETS - 100.00%                                          $178,637,892
==========================================================================

Investment Abbreviations:
ADR  - American Depository Receipt
Conv.- Convertible
Deb. - Debentures
Sr.  - Senior
Sub. - Subordinated

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at December 31, 1996 was $2,019,555 which represented 1.13% of the Fund's net assets.
(c) Zero coupon bond. The interest rate represents the rate of original issue discount.
(d) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(e) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) Joint repurchase agreement entered into 12/31/96 with a maturing value of $360,125,000. Collateralized by $355,195,000 U.S. Treasury obligations, 0% to 8.875% due 06/12/97 to 08/15/26.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996


ASSETS:
Investments, at market value (cost $154,626,844)          $178,487,723
----------------------------------------------------------------------
Receivables for:
 Capital stock sold                                            423,787
----------------------------------------------------------------------
 Investments sold                                            1,210,059
----------------------------------------------------------------------
 Dividends and interest                                        162,853
----------------------------------------------------------------------
Organizational costs, net                                        4,260
----------------------------------------------------------------------
Investment for deferred compensation plan                       12,007
----------------------------------------------------------------------
Other assets                                                       195
----------------------------------------------------------------------
  Total assets                                             180,300,884
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                       1,079,108
----------------------------------------------------------------------
 Deferred compensation plan                                     12,007
----------------------------------------------------------------------
 Options written                                               307,025
----------------------------------------------------------------------
 Variation margin                                              124,100
----------------------------------------------------------------------
Accrued advisory fees                                           98,239
----------------------------------------------------------------------
Accrued directors' fees                                          1,767
----------------------------------------------------------------------
Accrued administrative services fees                             3,586
----------------------------------------------------------------------
Accrued operating expenses                                      37,160
----------------------------------------------------------------------
  Total liabilities                                          1,662,992
----------------------------------------------------------------------

NET ASSETS APPLICABLE TO SHARES OUTSTANDING               $178,637,892

======================================================================
Capital shares, $.001 par value per share:
 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                10,990,000
----------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE        $16.25
======================================================================




                              AIM V.I. GROWTH FUND

STATEMENT OF OPERATIONS
For the year ended December 31, 1996


INVESTMENT INCOME:

Dividends (net of $12,190 foreign withholding tax)               $ 1,366,576
-----------------------------------------------------------------------------
Interest                                                             851,189
-----------------------------------------------------------------------------
   Total investment income                                         2,217,765
-----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                        916,484
-----------------------------------------------------------------------------
Custodian fees                                                        84,078
-----------------------------------------------------------------------------
Administrative services fees                                          39,552
-----------------------------------------------------------------------------
Directors' fees and expenses                                           6,833
-----------------------------------------------------------------------------
Organizational costs                                                   2,892
-----------------------------------------------------------------------------
Other                                                                 54,154
-----------------------------------------------------------------------------
   Total expenses                                                  1,103,993
-----------------------------------------------------------------------------
Net investment income                                              1,113,772
-----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCIES, FUTURES AND OPTIONS CONTRACTS:

NET REALIZED GAIN FROM:

Investment securities                                              6,639,709
-----------------------------------------------------------------------------
Foreign currency transactions                                         10,228
-----------------------------------------------------------------------------
Futures contracts                                                  1,680,864
-----------------------------------------------------------------------------
Options contracts                                                     31,908
-----------------------------------------------------------------------------
                                                                   8,362,709
-----------------------------------------------------------------------------

UNREALIZED APPRECIATION (DEPRECIATION) OF:

Investment securities                                             13,734,605
-----------------------------------------------------------------------------
Foreign currencies                                                    (4,595)
-----------------------------------------------------------------------------
Futures contracts                                                    (70,532)
-----------------------------------------------------------------------------
Options contracts                                                     35,948
-----------------------------------------------------------------------------
                                                                  13,695,426
-----------------------------------------------------------------------------
 Net gain on investment securities, foreign currencies, futures
  and options contracts                                           22,058,135
-----------------------------------------------------------------------------
Net increase in net assets resulting from operations             $23,171,907
=============================================================================


STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 1996 and the eleven months ended December 31,
1995

                                                       1996          1995
                                                   ------------  ------------

OPERATIONS:

 Net investment income                             $  1,113,772  $    637,435
------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currency transactions, futures and
  options contracts                                   8,362,709     9,511,105
------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities, foreign currencies, futures and
  options contracts                                  13,695,426     8,357,905
------------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                       23,171,907    18,506,445
------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                (662,515)      (48,608)
------------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains                                               (7,442,940)           --
------------------------------------------------------------------------------
Net increase from capital stock transactions         60,971,328    38,645,259
------------------------------------------------------------------------------
   Net increase in net assets                        76,037,780    57,103,096
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                102,600,112    45,497,016
------------------------------------------------------------------------------
 End of period                                     $178,637,892  $102,600,112
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $145,591,115  $ 84,619,787
------------------------------------------------------------------------------
 Undistributed net investment income                  1,090,173       628,628
------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currency transactions,
  futures and options contracts                       7,976,691     7,067,210
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies, futures and options
  contracts                                          23,979,913    10,284,487
------------------------------------------------------------------------------
                                                   $178,637,892  $102,600,112
==============================================================================

                      See Notes to Financial Statements.

                              AIM V.I. GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 1996

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Growth Fund (the "Fund"). The Fund's investment objective is to seek growth of capital principally through investment in common stocks of seasoned and better capitalized companies considered by AIM to have strong earnings momentum. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. If no mean is available, as is the case in some foreign market, the closing bid will be used absent a last sales price. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost which approximates market value. Short-term securities that mature in more than 60 days are valued at current market quotations. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis. On December 31, 1996, undistributed net investment income was increased by $10,288 and undistributed net realized gains reduced by $10,288 in order to comply with the requirements of the American Institute of Certified Public Accountants. Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Organizational Costs - Organizational costs of $14,461 are being amortized over five years.
E. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
F. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal

                             AIM V.I. GROWTH FUND
   to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
   A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
G. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
H. Foreign Currency Contracts - A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a forward currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1996, AIM was reimbursed $39,552 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1996, the Fund incurred legal fees of $3,079 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1996 was $246,780,569 and $180,020,101, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1996 is as follows:

Aggregate unrealized appreciation of investment securities    $26,960,222
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (3,471,926)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $23,488,296
==========================================================================

 Cost of investments for tax purposes is $154,999,427.

NOTE 5 - CAPITAL STOCK
Changes in capital stock outstanding during the year ended December 31, 1996 and the eleven months ended December 31, 1995 were as follows:

                                   1996                    1995
                           ----------------------  ----------------------
                            SHARES      AMOUNT      SHARES      AMOUNT
                           ---------  -----------  ---------  -----------
Sold                       3,676,649  $57,637,947  3,110,541  $41,750,413
--------------------------------------------------------------------------
Issued as reinvestment of
 distributions               511,063    8,105,455      3,426       48,608
--------------------------------------------------------------------------
Reacquired                  (304,826)  (4,772,074)  (255,480)  (3,153,762)
--------------------------------------------------------------------------
                           3,882,886  $60,971,328  2,858,487  $38,645,259
==========================================================================

NOTE 6 - OPEN COVERED CALL OPTIONS CONTRACTS WRITTEN
Transactions in call options written during the year ended December 31, 1996 are summarized as follows:

                       OPTION CONTRACTS
                     ---------------------
                     NUMBER OF  PREMIUMS
                     CONTRACTS  RECEIVED
                     --------- -----------
Beginning of period       --            --
-------------------------------------------
Written                4,081   $ 1,730,497
-------------------------------------------
Exercised               (380)     (105,055)
-------------------------------------------
Expired                 (184)      (47,712)
-------------------------------------------
Closed                (2,897)   (1,234,757)
-------------------------------------------
End of period            620   $   342,973
===========================================

                              AIM V.I. GROWTH FUND

 Open call option contracts written at December 31, 1996 were as follows:

                                                            DECEMBER 31,   UNREALIZED
                         CONTRACT STRIKE NUMBER OF PREMIUM      1996      APPRECIATION
         ISSUE            MONTH   PRICE  CONTRACTS RECEIVED MARKET VALUE (DEPRECIATION)
-----------------------  -------- ------ --------- -------- ------------ --------------
Boston Scientific Corp.   January   50       52    $ 37,959   $ 53,625      $(15,666)
Cascade Communications
 Corp.                    January   65      110      60,355      7,562        52,793
Cascade Communications
 Corp.                    January   80      140      78,187      1,750        76,437
Federal Home Loan
 Mortgage Association     January   90       68      54,976    139,400       (84,424)
HBO & Co.                February   60      250     111,496    104,688         6,808
                                            ---    --------   --------      --------
                                            620    $342,973   $307,025       $35,948
---------------------------------------------------------------------------------------

NOTE 7 - FUTURES CONTRACTS
On December 31, 1996, $255,000 par value U.S. Treasury bills were pledged as collateral to cover margin requirements for futures contracts.
 Futures contracts outstanding at December 31, 1996:

                  NO. OF                       UNREALIZED
CONTRACT        CONTRACTS   MONTH  COMMITMENT APPRECIATION
S&P 500 Index  17 contracts Mar 97    Buy       $83,436

NOTE 8 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the year ended December 31, 1996, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                DECEMBER 31,              JANUARY 31,
                              ---------------------     -----------------
                                1996         1995        1995      1994
                              --------     --------     -------   -------
Net asset value, beginning
 of period                    $  14.44     $  10.71     $ 11.59   $ 10.00
----------------------------  --------     --------     -------   -------
Income from investment
 operations:
  Net investment income           0.07         0.09        0.06      0.02
----------------------------  --------     --------     -------   -------
  Net gains (losses) on
   securities (both realized
   and unrealized)                2.52         3.65       (0.88)     1.59
----------------------------  --------     --------     -------   -------
   Total from investment
    operations                    2.59         3.74       (0.82)     1.61
----------------------------  --------     --------     -------   -------
Less distributions:
  Dividends from net
   investment income             (0.06)       (0.01)      (0.06)    (0.02)
----------------------------  --------     --------     -------   -------
  Distributions from capital
   gains                         (0.72)          --          --        --
----------------------------  --------     --------     -------   -------
   Total distributions           (0.78)       (0.01)     (0.06)     (0.02)
----------------------------  --------     --------     -------   -------
Net asset value, end of
 period                       $  16.25     $  14.44     $ 10.71   $ 11.59
============================  ========     ========     =======   =======
Total return(a)                  18.09%       34.89%      (7.11)%   16.07%
============================  ========     ========     =======   =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period
 (000s omitted)               $178,638     $102,600     $45,497   $25,115
============================  ========     ========     =======   =======
Ratio of expenses to average
 net assets                       0.78%(b)     0.84%(c)    0.95%     0.85%(c)(d)
============================  ========     ========     =======   =======
Ratio of net investment
 income to average net
 assets                           0.79%(b)     0.95%(c)    0.71%     0.51%(c)(d)
============================  ========     ========     =======   =======
Portfolio turnover rate            143%         125%        179%       99%
============================  ========     ========     =======   =======
Average broker commission
 rate(e)                      $ 0.0629          N/A         N/A       N/A
============================  ========     ========     =======   =======

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $140,923,834.
(c)Annualized.
(d) Annualized ratios of expenses and net investment income (loss) to average net assets prior to waiver of advisory fees are 1.50% and (0.14)%, respectively.
(e) Disclosure requirement beginning with the Fund's fiscal year ended December 31, 1996.

NOTE 9 - SUBSEQUENT EVENT
On November 4, 1996, A I M Management Group Inc. ("AIM Management") and INVESCO plc announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO plc. AIM Management is the parent company of the Fund's advisor. The merger is expected to take place during the first quarter of 1997.

                              AIM V.I. GROWTH FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Growth and Income Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and for the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, the eleven month period ended December 31, 1995 and the period May 2, 1994 (commencement of operations) through January 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. Where brokers did not reply to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Growth and Income Fund, as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, for the eleven month period ended December 31, 1995 and the period May 2, 1994 (commencement of operations) through January 31, 1995, in conformity with generally accepted accounting principles.


                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 1997

                        AIM V.I. GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS
December 31, 1996

                                                            MARKET
                                                  SHARES    VALUE
COMMON STOCKS - 76.90%

ADVERTISING/BROADCASTING - 0.45%

Eagle River Interactive, Inc.(a)                 25,000 $    196,875
--------------------------------------------------------------------
True North Communications, Inc.                  34,000      743,750
--------------------------------------------------------------------
                                                             940,625
--------------------------------------------------------------------

AEROSPACE/DEFENSE - 0.74%

Rockwell International Corp.(a)                  12,500      760,937
--------------------------------------------------------------------
United Technologies Corp.                        12,000      792,000
--------------------------------------------------------------------
                                                           1,552,937
--------------------------------------------------------------------

APPLIANCES - 0.47%

Sunbeam Corp., Inc.                              38,000      978,500
--------------------------------------------------------------------

AUTOMOBILE/TRUCK PARTS & TIRES - 0.21%

Lear Corp.(a)                                    13,000      443,625
--------------------------------------------------------------------

BANKING - 0.50%

Marshall & Ilsley Corp.                          30,000    1,038,750
--------------------------------------------------------------------

BANKING (MONEY CENTER) - 1.20%

BankAmerica Corp.                                 9,000      897,750
--------------------------------------------------------------------
Chase Manhattan Corp.                            18,000    1,606,500
--------------------------------------------------------------------
                                                           2,504,250
--------------------------------------------------------------------

BUSINESS SERVICES - 2.75%

AccuStaff, Inc.(a)                               33,000      697,125
--------------------------------------------------------------------
Cognizant Corp.(a)                               28,000      924,000
--------------------------------------------------------------------
CUC International, Inc.(a)                       25,000      593,750
--------------------------------------------------------------------
Diebold, Inc.                                    28,000    1,760,500
--------------------------------------------------------------------
Equifax, Inc.                                    46,000    1,408,750
--------------------------------------------------------------------
Sensormatic Electronics Corp.                    22,000      368,500
--------------------------------------------------------------------
                                                           5,752,625
--------------------------------------------------------------------

CHEMICALS (SPECIALTY) - 0.52%

IMC Global, Inc.                                 28,000    1,095,500
--------------------------------------------------------------------

COMPUTER MINI/PCS - 2.38%

Gateway 2000, Inc.(a)                            13,000      696,313
--------------------------------------------------------------------
Hewlett-Packard Co.                              65,000    3,266,250
--------------------------------------------------------------------
Sun Microsystems, Inc.(a)                        40,000    1,027,500
--------------------------------------------------------------------
                                                           4,990,063
--------------------------------------------------------------------

COMPUTER NETWORKING - 2.71%

Ascend Communications, Inc.(a)                   20,000    1,242,500
--------------------------------------------------------------------
Cascade Communications Corp.(a)                  26,000    1,433,250
--------------------------------------------------------------------
Cisco Systems, Inc.(a)                           24,000    1,527,000
--------------------------------------------------------------------

                                                           MARKET
                                               SHARES      VALUE
COMPUTER NETWORKING - (CONTINUED)

Comverse Technology, Inc.(a)                     15,000 $    567,187
--------------------------------------------------------------------
ECI Telecommunications Ltd. Designs (Israel)     42,000      892,500
--------------------------------------------------------------------
                                                           5,662,437
--------------------------------------------------------------------

COMPUTER PERIPHERALS - 0.96%

U.S. Robotics Corp.(a)                           28,000    2,016,000
--------------------------------------------------------------------

COMPUTER SOFTWARE/SERVICES - 6.86%

Cadence Design Systems, Inc.(a)                  18,000      715,500
--------------------------------------------------------------------
Ceridian Corp.(a)                                54,000    2,187,000
--------------------------------------------------------------------
Computer Associates International, Inc.          16,900      840,775
--------------------------------------------------------------------
CompuWare Corp.(a)                               23,000    1,152,875
--------------------------------------------------------------------
Electronic Data Systems Corp.                    24,000    1,038,000
--------------------------------------------------------------------
Farallon Communications(a)                        7,500       47,813
--------------------------------------------------------------------
Fiserv, Inc.(a)                                  21,000      771,750
--------------------------------------------------------------------
HBO & Co.                                        12,000      712,500
--------------------------------------------------------------------
Learning Company, Inc. (The) (a)                 40,000      575,000
--------------------------------------------------------------------
Microsoft Corp.(a)                               12,000      991,500
--------------------------------------------------------------------
National Data Corp.                              12,600      548,100
--------------------------------------------------------------------
Oracle Corp.(a)                                  12,000      501,000
--------------------------------------------------------------------
Sterling Commerce, Inc.(a)                       60,000    2,115,000
--------------------------------------------------------------------
Wallace Computer Services, Inc.                  62,500    2,156,250
--------------------------------------------------------------------
                                                          14,353,063
--------------------------------------------------------------------

CONGLOMERATES - 2.02%

Allied-Signal Inc.                               14,000      938,000
--------------------------------------------------------------------
Du Pont (E.I.) de Nemours & Co.                  12,000    1,132,500
--------------------------------------------------------------------
Loews Corp.                                      23,000    2,167,750
--------------------------------------------------------------------
                                                           4,238,250
--------------------------------------------------------------------

COSMETICS & TOILETRIES - 2.03%

Avon Products, Inc.                              11,400      651,225
--------------------------------------------------------------------
Clorox Co.                                       10,000    1,003,750
--------------------------------------------------------------------
Gillette Co. (The)                               14,000    1,088,500
--------------------------------------------------------------------
Warner-Lambert Co.                               20,000    1,500,000
--------------------------------------------------------------------
                                                           4,243,475
--------------------------------------------------------------------

ELECTRONIC COMPONENT/MISCELLANEOUS - 1.88%

General Electric Co.                             20,000    1,977,500
--------------------------------------------------------------------
General Signal Corp.                             18,000      769,500
--------------------------------------------------------------------
Honeywell, Inc.                                   9,000      591,750
--------------------------------------------------------------------
Imation Corp.(a)                                 21,000      590,625
--------------------------------------------------------------------
                                                           3,929,375
--------------------------------------------------------------------

                        AIM V.I. GROWTH AND INCOME FUND

                                                               MARKET
                                                    SHARES     VALUE
FINANCE (ASSET MANAGEMENT) - 2.02%

Franklin Resources, Inc.                            18,500 $  1,264,938
-----------------------------------------------------------------------
Merrill Lynch & Co., Inc.                           16,000    1,304,000
-----------------------------------------------------------------------
Morgan Stanley Group, Inc.                          12,500      714,062
-----------------------------------------------------------------------
Schwab (Charles) Corp.                              16,000      512,000
-----------------------------------------------------------------------
United Assets Management Corp.                      16,000      426,000
-----------------------------------------------------------------------
                                                              4,221,000
-----------------------------------------------------------------------

FINANCE (CONSUMER CREDIT) - 2.53%

American Express Co.                                18,000    1,017,000
-----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                    13,500    1,486,688
-----------------------------------------------------------------------
Federal National Mortgage Association               75,000    2,793,750
-----------------------------------------------------------------------
                                                              5,297,438
-----------------------------------------------------------------------

FINANCE (SAVINGS & LOANS) - 0.44%

Washington Mutual, Inc.                             21,200      918,225
-----------------------------------------------------------------------

FOOD/PROCESSING - 0.78%

Hormel Foods Corp.                                  13,700      369,900
-----------------------------------------------------------------------
Interstate Bakeries Corp.                           15,000      736,875
-----------------------------------------------------------------------
Nabisco Holdings Corp. - Class A                    13,300      517,037
-----------------------------------------------------------------------
                                                              1,623,812
-----------------------------------------------------------------------

FUNERAL SERVICES - 0.16%

Service Corp. International                         12,000      336,000
-----------------------------------------------------------------------

GAMING - 0.75%

International Game Technology                       50,000      912,500
-----------------------------------------------------------------------
Mirage Resorts, Inc.(a)                             30,000      648,750
-----------------------------------------------------------------------
                                                              1,561,250
-----------------------------------------------------------------------

HOTELS/MOTELS - 0.17%

HFS, Inc.(a)                                         6,000      358,500
-----------------------------------------------------------------------

INSURANCE (LIFE & HEALTH) - 0.28%

Provident Companies, Inc.                           12,000      580,500
-----------------------------------------------------------------------

INSURANCE (MULTI-LINE PROPERTY) - 4.41%

Allstate Corp.                                      33,000    1,909,875
-----------------------------------------------------------------------
Chubb Corp.                                          9,600      516,000
-----------------------------------------------------------------------
CIGNA Corp.                                         19,000    2,595,875
-----------------------------------------------------------------------
ITT Hartford Group, Inc.                            10,000      675,000
-----------------------------------------------------------------------
MBIA, Inc.                                           5,000      506,250
-----------------------------------------------------------------------
Travelers Group, Inc.                               30,999    1,406,580
-----------------------------------------------------------------------
Travelers/Aetna Property Casualty Corp.             25,000      884,375
-----------------------------------------------------------------------
USF&G Corp.                                         35,000      730,625
-----------------------------------------------------------------------
                                                              9,224,580
-----------------------------------------------------------------------

LEISURE & RECREATION - 1.30%

Brunswick Corp.                                     30,000      720,000
-----------------------------------------------------------------------
Callaway Golf Co.                                   35,000    1,006,250
-----------------------------------------------------------------------
Eastman Kodak Co.                                   12,500    1,003,125
-----------------------------------------------------------------------
                                                              2,729,375
-----------------------------------------------------------------------

                                                              MARKET
                                                    SHARES    VALUE
MACHINE TOOLS - 0.12%

Stanley Works                                        9,000 $    243,000
-----------------------------------------------------------------------

MACHINERY (HEAVY) - 0.89%

Caterpillar Inc.                                    13,000      978,250
-----------------------------------------------------------------------
Deere & Co.                                         22,000      893,750
-----------------------------------------------------------------------
                                                              1,872,000
-----------------------------------------------------------------------

MACHINERY (MISCELLANEOUS) - 0.98%

Thermo Electron Corp.(a)                            50,000    2,062,500
-----------------------------------------------------------------------

MEDICAL (DRUGS) - 10.06%

Abbott Laboratories                                 15,000      761,250
-----------------------------------------------------------------------
American Home Products Corp.                        35,000    2,051,875
-----------------------------------------------------------------------
Bristol-Myers Squibb Co.                            30,000    3,262,500
-----------------------------------------------------------------------
Dura Pharmaceuticals, Inc.(a)                       16,000      764,000
-----------------------------------------------------------------------
Johnson & Johnson                                   30,000    1,492,500
-----------------------------------------------------------------------
Lilly (Eli) & Co.                                   14,000    1,022,000
-----------------------------------------------------------------------
Pfizer, Inc.                                        12,000      994,500
-----------------------------------------------------------------------
Pharmacia & Upjohn, Inc.                            50,000    1,981,250
-----------------------------------------------------------------------
Rhone-Poulenc Rorer, Inc.                           30,000    2,343,750
-----------------------------------------------------------------------
Schering-Plough Corp.                               14,000      906,500
-----------------------------------------------------------------------
SmithKline Beecham PLC-ADR (United Kingdom)         45,000    3,060,000
-----------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd. - ADR (Israel)  34,000    1,708,500
-----------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                     16,000      719,000
-----------------------------------------------------------------------
                                                             21,067,625
-----------------------------------------------------------------------

MEDICAL (INSTRUMENTS/PRODUCTS) - 1.38%

Baxter International Inc.                           34,000    1,394,000
-----------------------------------------------------------------------
Boston Scientific Corp.(a)                          17,000    1,020,000
-----------------------------------------------------------------------
Omnicare, Inc.                                      15,000      481,875
-----------------------------------------------------------------------
                                                              2,895,875
-----------------------------------------------------------------------

MEDICAL (PATIENT SERVICES) - 3.24%

American Medical Response, Inc.(a)                  15,000      487,500
-----------------------------------------------------------------------
Columbia/HCA Healthcare Corp.                       40,000    1,630,000
-----------------------------------------------------------------------
Genesis Health Ventures, Inc.(a)                    19,862      618,213
-----------------------------------------------------------------------
MedPartners, Inc.(a)                                60,000    1,260,000
-----------------------------------------------------------------------
OrNda HealthCorp(a)                                 20,000      585,000
-----------------------------------------------------------------------
PhyCor, Inc.(a)                                     20,000      567,500
-----------------------------------------------------------------------
Tenet Healthcare Corp.(a)                           44,000      962,500
-----------------------------------------------------------------------
United Healthcare Corp.(a)                          15,000      675,000
-----------------------------------------------------------------------
                                                              6,785,713
-----------------------------------------------------------------------

NATURAL GAS PIPELINE - 1.55%

El Paso Natural Gas Co.                             16,300      823,150
-----------------------------------------------------------------------
Sonat, Inc.                                         12,000      618,000
-----------------------------------------------------------------------
Williams Companies, Inc. (The)                      48,000    1,800,000
-----------------------------------------------------------------------
                                                              3,241,150
-----------------------------------------------------------------------

                        AIM V.I. GROWTH AND INCOME FUND

                                                                      MARKET
                                                            SHARES    VALUE
OFFICE AUTOMATION - 0.53%

Xerox Corp.                                                 21,000 $  1,105,125
-------------------------------------------------------------------------------

OIL & GAS (DRILLING) - 0.25%

Reading & Bates Corp.(a)                                    20,000      530,000
-------------------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 0.30%

Transocean Offshore Inc.                                    10,000      626,250
-------------------------------------------------------------------------------

OIL & GAS (SERVICES) - 1.67%

Halliburton Co.                                             16,000      964,000
-------------------------------------------------------------------------------
Mobil Corp.                                                  8,000      978,000
-------------------------------------------------------------------------------
Petroleum Geo-Services ASA-ADR (Norway)(a)                  13,400      522,600
-------------------------------------------------------------------------------
Royal Dutch Petroleum Co. (Netherlands)                      6,000    1,024,500
-------------------------------------------------------------------------------
                                                                      3,489,100
-------------------------------------------------------------------------------

OIL EQUIPMENT & SUPPLIES - 0.43%

BJ Services Co.(a)                                           4,300      219,300
-------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.(a)                          12,000      684,000
-------------------------------------------------------------------------------
                                                                        903,300
-------------------------------------------------------------------------------

PUBLISHING - 0.53%

Harcourt General, Inc.                                      24,000    1,107,000
-------------------------------------------------------------------------------

RAILROADS - 0.05%

Wisconsin Central Transportation Corp.(a)                    2,900      114,913
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 1.83%

Crescent Real Estate Equities, Inc.                         20,000    1,055,000
-------------------------------------------------------------------------------
FelCor Suite Hotels, Inc.                                   15,000      530,625
-------------------------------------------------------------------------------
National Health Investors, Inc.                             14,000      530,250
-------------------------------------------------------------------------------
Patriot American Hospitality, Inc.                          22,000      948,750
-------------------------------------------------------------------------------
Starwood Lodging Trust                                      14,000      771,750
-------------------------------------------------------------------------------
                                                                      3,836,375
-------------------------------------------------------------------------------

RETAIL (FOOD & DRUG) - 0.99%

Food Lion, Inc. - Class A                                   80,000      782,500
-------------------------------------------------------------------------------
Safeway, Inc.(a)                                            30,000    1,282,500
-------------------------------------------------------------------------------
                                                                      2,065,000
-------------------------------------------------------------------------------

RETAIL (STORES) - 0.46%

Blue Square - Israel Ltd. - ADR (Israel)(a)                 30,000      427,500
-------------------------------------------------------------------------------
Corporate Express, Inc.(a)                                  18,000      529,875
-------------------------------------------------------------------------------
                                                                        957,375
-------------------------------------------------------------------------------

SEMICONDUCTORS - 1.61%

Applied Materials, Inc.(a)                                  18,000      646,875
-------------------------------------------------------------------------------
Intel Corp.                                                 12,000    1,571,250
-------------------------------------------------------------------------------
Texas Instruments, Inc.                                     18,000    1,147,500
-------------------------------------------------------------------------------
                                                                      3,365,625
-------------------------------------------------------------------------------

SHOES & RELATED APPAREL - 0.27%

Nike, Inc. - Class B                                         9,400      561,650
-------------------------------------------------------------------------------

                                                                      MARKET
                                                          SHARES      VALUE
TELECOMMUNICATIONS - 5.31%

ADC Telecommunications, Inc.(a)                              6,200 $    192,975
-------------------------------------------------------------------------------
Aerial Communications Inc.(a)                               24,000      195,000
-------------------------------------------------------------------------------
Andrew Corp.(a)                                             20,000    1,061,250
-------------------------------------------------------------------------------
LCI International, Inc.(a)                                  30,000      645,000
-------------------------------------------------------------------------------
Lucent Technologies, Inc.                                   25,000    1,156,250
-------------------------------------------------------------------------------
MFS Communications Co., Inc.(a)                             49,384    2,691,428
-------------------------------------------------------------------------------
Nokia Oy A.B. - Class A - ADR (Finland)                     29,000    1,671,125
-------------------------------------------------------------------------------
PairGain Technologies, Inc.(a)                              36,000    1,095,750
-------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson - ADR (Sweden)              50,000    1,509,375
-------------------------------------------------------------------------------
Tellabs, Inc.(a)                                            10,000      376,250
-------------------------------------------------------------------------------
WorldCom, Inc.(a)                                           20,000      521,250
-------------------------------------------------------------------------------
                                                                     11,115,653
-------------------------------------------------------------------------------

TELEPHONE - 2.64%

BellSouth Corp.                                             26,000    1,049,750
-------------------------------------------------------------------------------
Cincinnati Bell, Inc.                                       56,000    3,451,000
-------------------------------------------------------------------------------
SBC Communications, Inc.                                    20,000    1,035,000
-------------------------------------------------------------------------------
                                                                      5,535,750
-------------------------------------------------------------------------------

TOBACCO - 3.18%

Philip Morris Companies, Inc.                               44,000    4,955,500
-------------------------------------------------------------------------------
RJR Nabisco Holdings Corp.                                  50,000    1,700,000
-------------------------------------------------------------------------------
                                                                      6,655,500
-------------------------------------------------------------------------------

TRANSPORTATION (MISCELLANEOUS) - 0.11%

Hvide Marine, Inc. - Class A(a)                             11,000      239,250
-------------------------------------------------------------------------------
 Total Common Stocks                                                160,965,884
-------------------------------------------------------------------------------
                                                         PRINCIPAL
CONVERTIBLE CORPORATE BONDS - 8.74%                       AMOUNT

AUTOMOBILE/TRUCK PARTS & TIRES - 0.52%

Magna International, Inc. (Canada), Conv. Sub. Deb.,
 5.00%, 10/15/02                                         $ 950,000    1,097,525
-------------------------------------------------------------------------------

BUSINESS SERVICES - 0.24%

Career Horizons, Inc., Conv. Bonds, 7.00%, 11/01/02(b)
 (Acquired 11/27/95 - 10/07/96; Cost $442,030)             250,000      494,413
-------------------------------------------------------------------------------

COMPUTER MINI/PCS - 0.48%

Apple Computer, Inc., Conv. Sub. Notes, 6.00%, 06/01/01  1,000,000    1,009,950
-------------------------------------------------------------------------------

COMPUTER NETWORKING - 0.64%

3Com Corp., Conv. Sub. Notes, 10.25%, 11/01/01(b)
 (Acquired 11/14/95 - 09/25/96; Cost $995,305)             600,000    1,335,978
-------------------------------------------------------------------------------

COMPUTER SOFTWARE/SERVICES - 1.40%

Baan Co., N.V. (Netherlands), Conv. Sub. Notes, 4.50%,
 12/23/01(b)
 (Acquired 12/12/96; Cost $1,000,000)                    1,000,000    1,004,460
-------------------------------------------------------------------------------
First Financial Management Corp., Conv. Deb., 5.00%,
 12/15/99                                                  500,000      865,285
-------------------------------------------------------------------------------
Silicon Graphics, Inc., Conv. Sub. Deb., 4.15%,
 11/02/13(c)                                             2,000,000    1,060,000
-------------------------------------------------------------------------------
                                                                      2,929,745
-------------------------------------------------------------------------------

                        AIM V.I. GROWTH AND INCOME FUND

                                                         PRINCIPAL    MARKET
                                                           AMOUNT     VALUE
ELECTRONIC COMPONENTS/MISCELLANEOUS - 0.22%

SCI Systems, Inc., Conv. Sub. Notes, 5.00%, 05/01/06(b)
 (Acquired 10/24/96 - 10/29/96; Cost $500,282)           $  400,000 $  467,148
------------------------------------------------------------------------------

MEDICAL (DRUGS) - 0.12%

ICN Pharmaceuticals, Inc., Conv. Sub. Notes, 8.50%,
 11/15/99                                                   225,000    247,219
------------------------------------------------------------------------------

MEDICAL (PATIENT SERVICES) - 0.89%

FPA Medical Management, Inc., Conv. Sub. Deb., 6.50%,
 12/15/01(b)
 (Acquired 02/07/96; Cost $750,000)                         750,000    753,750
------------------------------------------------------------------------------
HEALTHSOUTH Rehabilitation Corp., Conv. Sub. Deb.,
 5.00%, 04/01/01                                            300,000    604,005
------------------------------------------------------------------------------
Multicare Companies Inc., Conv. Sub. Deb., 7.00%,
 03/15/03(b) (Acquired 11/30/95; Cost $103,500)             100,000    122,500
------------------------------------------------------------------------------
Physicians Resource Group, Inc., Conv. Sub. Deb.,
 6.00%, 12/01/01(b)
 (Acquired 12/06/96; Cost $396,384)                         400,000    392,088
------------------------------------------------------------------------------
                                                                     1,872,343
------------------------------------------------------------------------------

OFFICE AUTOMATION - 0.39%

Danka Business Systems PLC (United Kingdom), Conv. Sub.
 Notes, 6.75%, 04/01/02(b)
 (Acquired 11/30/95 - 10/16/96; Cost $798,918)              600,000    812,640
------------------------------------------------------------------------------

OFFICE PRODUCTS - 0.31%

U.S. Office Products Co., Conv. Sub. Notes, 5.50%,
 02/01/01                                                   500,000    645,395
------------------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 0.42%

Apache Corp., Conv. Sub. Deb., 6.00%, 01/15/02(b)
 (Acquired 06/14/96 - 12/31/96; Cost $833,125)              700,000    878,500
------------------------------------------------------------------------------

POLLUTION CONTROL - 0.88%

Sanifill, Inc., Conv. Sub. Deb., 5.00%, 03/01/06            600,000    764,784
------------------------------------------------------------------------------
U.S. Filter Corp., Conv. Sub. Notes, 6.00%, 09/15/05        600,000  1,069,500
------------------------------------------------------------------------------
                                                                     1,834,284
------------------------------------------------------------------------------

RETAIL (STORES) - 0.57%

Federated Department Stores, Inc., Conv. Notes, 5.00%,
 10/01/03                                                   500,000    584,375
------------------------------------------------------------------------------
Staples, Inc., Conv. Sub. Deb., 4.50%, 10/01/00(b)
 (Acquired 09/16/96 - 10/28/96; Cost $664,113)              600,000    617,496
------------------------------------------------------------------------------
                                                                     1,201,871
------------------------------------------------------------------------------

SEMICONDUCTORS - 1.38%

Altera Corp., Conv. Sub. Notes, 5.75%, 06/15/02(b)
 (Acquired 09/16/96 - 09/26/96; Cost $712,454)              600,000    938,028
------------------------------------------------------------------------------
Analog Devices, Conv. Sub. Notes, 3.50% 12/01/00            550,000    768,284
------------------------------------------------------------------------------
National Semiconductor Corp., Conv. Deb., 6.50%,
 10/01/02                                                 1,200,000  1,191,000
------------------------------------------------------------------------------
                                                                     2,897,312
------------------------------------------------------------------------------

                                                         PRINCIPAL    MARKET
                                                           AMOUNT     VALUE
TRANSPORTATION - 0.28%

Seacor Holdings Inc., Conv. Sub. Notes, 5.375%,
 11/15/06                                                $  500,000 $  582,715
------------------------------------------------------------------------------
 Total Convertible Corporate Bonds                                  18,307,038
------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS - 6.52%                         SHARES

AEROSPACE/DEFENSE - 0.49%

Loral Space & Communications - $3.00 Conv. Pfd.              18,000  1,023,750
------------------------------------------------------------------------------

COMPUTER SOFTWARE/SERVICES - 0.31%

Vanstar Financing Trust - $3.375 Conv. Pfd.(b)
 (Acquired 09/27/96; Cost $619,250)                          12,000    638,892
------------------------------------------------------------------------------

FINANCE (CONSUMER CREDIT) - 0.67%

Penncorp Financial Group, Inc. - $3.375 Conv. Pfd.            5,000    420,000
------------------------------------------------------------------------------
SunAmerica, Inc. - Series E $3.10 Dep. Conv. Pfd.            10,000    972,500
------------------------------------------------------------------------------
                                                                     1,392,500
------------------------------------------------------------------------------

FUNERAL SERVICES - 1.08%

SCI Financial LLC - Series A, $3.125 Conv. Pfd.              24,000  2,259,000
------------------------------------------------------------------------------

HOTELS/MOTELS - 0.36%

Host Marriott Financial Trust - $3.375 Conv. Pfd.            14,000    762,958
------------------------------------------------------------------------------

INSURANCE (LIFE & HEALTH) - 1.68%

Conseco Inc. - $4.279 Conv. PRIDES                           31,000  3,526,250
------------------------------------------------------------------------------

INSURANCE (MULTI-LINE PROPERTY) - 0.23%

Allstate Corp. - $2.30 Conv. Pfd.                            10,000    472,500
------------------------------------------------------------------------------

MEDICAL INSTRUMENTS/PRODUCTS - 0.27%

U.S. Surgical Corp. - Series A $2.20 Conv. Pfd.              15,000    573,750
------------------------------------------------------------------------------

OIL & GAS (REFINING/MARKETING) - 0.15%

Tosco Financing Trust - $2.875 Conv. Pfd.(b)
 (Acquired 12/10/96; Cost $300,612)                           6,000    312,750
------------------------------------------------------------------------------

RETAIL (STORES) - 0.50%

TJX Cos., Inc. - Series E $7.00 Conv. Pfd.                    4,000  1,047,500
------------------------------------------------------------------------------

TELECOMMUNICATIONS - 0.78%

MFS Communications Co., Inc. - $2.68 Conv. Pfd.              18,000  1,642,500
------------------------------------------------------------------------------
  Total Convertible Preferred Stocks                                13,652,350
------------------------------------------------------------------------------
                                                         PRINCIPAL
                                                           AMOUNT
U.S. TREASURY SECURITIES - 4.79%

U.S. TREASURY NOTES - 4.79%

5.125%, 02/28/98                                         $1,000,000    993,880
------------------------------------------------------------------------------
6.125%, 03/31/98                                          1,000,000  1,005,430
------------------------------------------------------------------------------
5.875%, 04/30/98                                          1,000,000  1,002,230
------------------------------------------------------------------------------
6.00%, 05/31/98                                           1,000,000  1,003,550
------------------------------------------------------------------------------
6.25%, 06/30/98                                           1,000,000  1,007,320
------------------------------------------------------------------------------
6.25%, 07/31/98                                           1,000,000  1,007,170
------------------------------------------------------------------------------
6.125%, 08/31/98                                          1,000,000  1,005,040
------------------------------------------------------------------------------

                        AIM V.I. GROWTH AND INCOME FUND

                                                    PRINCIPAL      MARKET
                                                      AMOUNT       VALUE
U.S. TREASURY NOTES - (CONTINUED)

6.00%, 09/30/98                                     $1,000,000 $  1,003,150
----------------------------------------------------------------------------
5.875%, 10/31/98                                     1,000,000    1,000,420
----------------------------------------------------------------------------
5.625%, 11/30/98                                     1,000,000      995,820
----------------------------------------------------------------------------
 Total U.S. Treasury Securities                                  10,024,010
----------------------------------------------------------------------------

REPURCHASE AGREEMENT - 5.43%(d)

Daiwa Securities America, Inc., 6.25%, 01/02/97(e)  11,372,723   11,372,723
----------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 102.38%                           214,322,005
----------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (2.38%)                          (4,990,374)
----------------------------------------------------------------------------
NET ASSETS - 100.00%                                           $209,331,631
============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) Restricted Security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at December 31, 1996 was $8,768,643, which represents 3.74% of the Fund's net assets.
(c) Zero coupon bond. The interest rate shown represents the rate of the original issue discount.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into on 12/31/96 with maturing value of $360,125,000. Collateralized by $355,195,000 U.S. Treasury obligations, 0% to 8.875% due 06/12/97 to 08/15/26.

Investment Abbreviations:
ADR    - American Depository Receipt
Conv.  - Convertible
Deb.   - Debentures
Dep.   - Depository
Pfd.   - Preferred
PRIDES - Preferred Redeemable Increased Dividend Equity Securities
Sub.   - Subordinated


See Notes to Financial Statements.

                        AIM V.I. GROWTH AND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996


ASSETS:
Investments, at market value (cost $194,097,782)          $214,322,005
----------------------------------------------------------------------
Receivables for:
 Investments sold                                            2,321,719
----------------------------------------------------------------------
 Capital stock sold                                            662,812
----------------------------------------------------------------------
 Dividends and interest                                        515,368
----------------------------------------------------------------------
Investment for deferred compensation plan                        8,997
----------------------------------------------------------------------
Other assets.                                                      163
----------------------------------------------------------------------
  Total assets                                             217,831,064
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                       8,321,159
----------------------------------------------------------------------
 Capital stock reacquired                                       29,653
----------------------------------------------------------------------
 Deferred compensation plan                                      8,997
----------------------------------------------------------------------
Accrued advisory fees                                          108,878
----------------------------------------------------------------------
Accrued administrative services fees                             3,566
----------------------------------------------------------------------
Accrued directors' fees                                          1,590
----------------------------------------------------------------------
Accrued operating expenses                                      25,590
----------------------------------------------------------------------
  Total liabilities                                          8,499,433
----------------------------------------------------------------------

Net assets applicable to shares outstanding               $209,331,631

======================================================================
Capital shares, $.001 par value per share:
 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                13,923,332
======================================================================
Net asset value, offering and redemption price per share        $15.03
======================================================================


STATEMENT OF OPERATIONS
For the year ended December 31, 1996


INVESTMENT INCOME:

Dividends (net of $9,976 foreign withholding tax)                 $ 1,774,561
-----------------------------------------------------------------------------
Interest                                                            1,180,750
-----------------------------------------------------------------------------
  Total investment income                                           2,955,311
-----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                         678,242
-----------------------------------------------------------------------------
Custodian fees                                                         52,175
-----------------------------------------------------------------------------
Administrative services fees                                           38,784
-----------------------------------------------------------------------------
Directors' fees and expenses                                            6,522
-----------------------------------------------------------------------------
Other                                                                  38,734
-----------------------------------------------------------------------------
  Total expenses                                                      814,457
-----------------------------------------------------------------------------
Net investment income                                               2,140,854
-----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES, FOREIGN
 CURRENCIES, AND FUTURES CONTRACTS:

Net realized gain from:
 Investment securities                                                294,131
-----------------------------------------------------------------------------
 Foreign currency transactions                                          5,194
-----------------------------------------------------------------------------
 Futures contracts                                                    166,173
-----------------------------------------------------------------------------
                                                                      465,498
-----------------------------------------------------------------------------
 Unrealized appreciation of investment securities                  17,682,951
-----------------------------------------------------------------------------
 Net gain on investment securities, foreign currencies, and
  futures contracts                                                18,148,449
-----------------------------------------------------------------------------
Net increase in net assets resulting from operations              $20,289,303
=============================================================================

                      See Notes to Financial Statements.

                        AIM V.I. GROWTH AND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 1996 and the eleven months ended December 31,
1995

                                                       1996         1995
                                                   ------------  -----------

OPERATIONS:

 Net investment income                             $  2,140,854  $   336,371
-----------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies, and futures contracts             465,498    1,441,764
-----------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities, foreign currencies, and futures
  contracts                                          17,682,951    2,467,076
-----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                        20,289,303    4,245,211
-----------------------------------------------------------------------------
Net increase from capital stock transactions        152,726,725   28,382,638
-----------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                              (1,850,460)    (325,888)
-----------------------------------------------------------------------------
Distributions from net realized gains                  (401,149)  (1,114,895)
-----------------------------------------------------------------------------
  Net increase in net assets                        170,764,419   31,187,066
-----------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                 38,567,212    7,380,146
-----------------------------------------------------------------------------
 End of period                                     $209,331,631  $38,567,212
=============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $188,521,678  $35,794,953
-----------------------------------------------------------------------------
 Undistributed net investment income                    329,728       10,307
-----------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies, and futures
  contracts                                             256,002      220,680
-----------------------------------------------------------------------------
 Unrealized appreciation of investment securities
  and futures contracts                              20,224,223    2,541,272
-----------------------------------------------------------------------------
                                                   $209,331,631  $38,567,212
=============================================================================


NOTES TO FINANCIAL STATEMENTS
December 31, 1996

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Growth and Income Fund (the "Fund"). The Fund's investment objective is to seek growth of capital, with current income as a secondary objective. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Securities traded in the over-the-counter market, except (i) securities for which representative exchange prices are available, and (ii) securities reported in the NASDAQ National Market System, are valued at the mean between representative last bid and asked prices obtained from an electronic quotation reporting system, if such prices are available, or from established market makers. Debt obligations are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices,and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost which approximates market value. Short-term securities that mature in more than 60 days are valued at current market quotations. Securities

See Notes to Financial Statements.

                        AIM V.I. GROWTH AND INCOME FUND
   for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by, or under the authority of, the Board of Directors. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis. On December 31, 1996, undistributed net investment income was increased by $29,027 and undistributed net realized gains reduced by $29,027 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
F. Foreign Currency Contracts -- A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a forward currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1996, AIM was reimbursed $38,784 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1996, the Fund incurred legal fees of $2,947 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1996 was $300,305,769 and $151,370,201, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1996 is as follows:

Aggregate unrealized appreciation of investment securities    $22,509,165
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (2,475,760)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $20,033,405
==========================================================================

Cost of investments for tax purposes is $194,288,600.

                        AIM V.I. GROWTH AND INCOME FUND

NOTE 5 - CAPITAL STOCK

Changes in capital stock outstanding during the year ended December 31, 1996 and the eleven months ended December 31, 1995 were as follows:

                                    1996                     1995
                           ------------------------  ----------------------
                             Shares       Amount      Shares      Amount
                           ----------  ------------  ---------  -----------
Sold                       10,983,786  $153,919,542  2,208,514  $27,189,904
----------------------------------------------------------------------------
Issued as reinvestment of
 distributions                154,220     2,251,608    115,538    1,440,783
----------------------------------------------------------------------------
Reacquired                   (255,903)   (3,444,425)   (22,290)    (248,049)
----------------------------------------------------------------------------
                           10,882,103  $152,726,725  2,301,762  $28,382,638
============================================================================

NOTE 6 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the year ended December 31, 1996, the eleven months ended December 31, 1995 and the period May 2, 1994 (date operations commenced) through January 31, 1995.

                                         December 31,           January 31,
                                       --------------------     -----------
                                         1996        1995          1995
                                       --------     -------     -----------
Net asset value, beginning of period   $  12.68     $  9.98       $10.00
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                    0.16        0.14         0.11
-------------------------------------------------------------------------------
  Net gains (losses) on securities
   (both realized and unrealized)          2.36        3.11        (0.02)
-------------------------------------------------------------------------------
   Total from investment operations        2.52        3.25         0.09
-------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income    (0.14)      (0.14)       (0.11)
-------------------------------------------------------------------------------
  Distributions from capital gains        (0.03)      (0.41)          --
-------------------------------------------------------------------------------
   Total distributions                    (0.17)      (0.55)       (0.11)
-------------------------------------------------------------------------------
Net asset value, end of period         $  15.03     $ 12.68       $ 9.98
-------------------------------------------------------------------------------
Total return(a)                           19.95%      32.65%        0.90%
-------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s
 omitted)                              $209,332     $38,567       $7,380
-------------------------------------------------------------------------------
Ratio of expenses to average net
 assets                                    0.78%(b)    0.78%(c)     1.07%(c)(d)
-------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                        2.05%(b)    1.92%(c)     1.95%(c)(d)
-------------------------------------------------------------------------------
Portfolio turnover rate                     148%        145%          96%
-------------------------------------------------------------------------------
Average broker commission rate(e)      $ 0.0644         N/A          N/A
-------------------------------------------------------------------------------

(a) Total return is not annualized for periods less than one year.
(b) Ratios are based on average net assets of $104,198,711.
(c) Annualized.
(d) Annualized ratios of expenses and net investment income to average net assets prior to waiver of advisory fees are 1.72% and 1.30%, respectively.
(e) Disclosure requirement beginning with the Fund's fiscal year ended December 31, 1996.

NOTE 7 - SUBSEQUENT EVENT
On November 4, 1996, A I M Management Group Inc. ("AIM Management") and INVESCO plc announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO plc. AIM Management is the parent company of the Fund's advisor. The merger is expected to take place during the first quarter of 1997.
                        AIM V.I. GROWTH AND INCOME FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. International Equity Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and for the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. Where brokers did not reply to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. International Equity Fund, as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 through January 31, 1994 (commencement of operations), in conformity with generally accepted accounting principles.


                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 1997

                      AIM V.I. INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
December 31, 1996

                                                                       MARKET
                                                           SHARES      VALUE
FOREIGN STOCKS & OTHER EQUITY
 INTERESTS - 92.37%

ARGENTINA - 1.66%

Banco de Galicia y Beunos Aires S.A. de C.V.-ADR
 (Banking)                                                  35,574 $    862,670
-------------------------------------------------------------------------------
Perez Companc S.A. - Class B (Oil & Gas - Services)         88,000      618,764
-------------------------------------------------------------------------------
YPF Sociedad Anonima-ADR (Oil & Gas - Services)             50,400    1,272,600
-------------------------------------------------------------------------------
                                                                      2,754,034
-------------------------------------------------------------------------------

AUSTRALIA -- 2.63%

National Mutual Holdings Ltd. (Insurance - Multi-Line
 Property)(a)                                              373,000      557,380
-------------------------------------------------------------------------------
News Corp. Ltd.-ADR (Publishing)                            50,100      883,013
-------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Insurance - Multi-Line
 Property)                                                 163,815      863,281
-------------------------------------------------------------------------------
QNI Ltd. (Metals - Miscellaneous)                          523,300    1,052,340
-------------------------------------------------------------------------------
WMC Ltd. (Metals - Miscellaneous)                          158,500      999,050
-------------------------------------------------------------------------------
                                                                      4,355,064
-------------------------------------------------------------------------------

AUSTRIA - 0.87%

OMV A.G. (Oil & Gas - Integrated)                            6,500      732,927
-------------------------------------------------------------------------------
VA Technologie A.G. (Engineering & Construction)             4,550      714,109
-------------------------------------------------------------------------------
                                                                      1,447,036
-------------------------------------------------------------------------------

BELGIUM - 1.78%

Barco Industries (Electronic Components/Miscellaneous)(a)    4,000      690,883
-------------------------------------------------------------------------------
COLRUYT S.A. (Retail - Food & Drug)                          1,500      687,889
-------------------------------------------------------------------------------
Delhaize-Le Lion, S.A. (Retail - Food & Drug)               12,300      730,770
-------------------------------------------------------------------------------
UCB S.A. (Medical - Drugs)                                     320      834,103
-------------------------------------------------------------------------------
                                                                      2,943,645
-------------------------------------------------------------------------------

BRAZIL - 0.67%

Telecomunicacoes Brasileiras S.A. - Telebras-ADR
 (Telecommunications)                                       14,500    1,109,250
-------------------------------------------------------------------------------

CANADA - 3.34%

Canadian National Railway Co. (Railroads)                   17,200      653,600
-------------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Oil & Gas - Exploration
 & Production)(a)                                           33,000      906,157
-------------------------------------------------------------------------------
Canadian Pacific, Ltd. (Transportation)                     30,200      800,300
-------------------------------------------------------------------------------
Newbridge Networks Corp. (Computer Networking)(a)           19,400      548,050
-------------------------------------------------------------------------------
Northern Telecom Ltd. (Telecommunications)                  12,200      754,875
-------------------------------------------------------------------------------
Suncor, Inc. (Oil & Gas - Exploration & Production)         19,000      786,752
-------------------------------------------------------------------------------
Teleglobe, Inc. (Telecommunications)                        15,000      443,657
-------------------------------------------------------------------------------
TELUS Corp. (Telecommunications)                            44,000      639,451
-------------------------------------------------------------------------------
                                                                      5,532,842
-------------------------------------------------------------------------------

                                                                       MARKET
                                                          SHARES       VALUE
CHILE - 0.37%

Cia. de Telecomunicaciones de Chile S.A.-ADR (Telephone)   6,000   $    606,750
-------------------------------------------------------------------------------

DENMARK - 0.77%

Danisco A.S. (Food/Processing)                             7,800        474,027
-------------------------------------------------------------------------------
Novo Nordisk A.S. - Class B (Medical - Drugs)              4,300        810,247
-------------------------------------------------------------------------------
                                                                      1,284,274
-------------------------------------------------------------------------------

FINLAND - 1.00%

Nokia Oy A.B. - Class A (Telecommunications)              28,600      1,660,043
-------------------------------------------------------------------------------

FRANCE - 8.06%

AXA S.A. (Insurance - Life & Health)                      12,000        763,226
-------------------------------------------------------------------------------
Carrefour Supermarche S.A. (Retail - Food & Drug)          1,870      1,216,753
-------------------------------------------------------------------------------
Cetelem (Finance - Consumer Credit)                        4,600        531,946
-------------------------------------------------------------------------------
Compagnie Francaise d'Etudes et de Construction Technip
 (Engineering & Construction)                              5,800        544,396
-------------------------------------------------------------------------------
Compagnie Generale des Eaux (Water Supply)                 6,500        805,532
-------------------------------------------------------------------------------
Elf Aquitaine S.A. (Oil & Gas - Services)                 10,700        974,002
-------------------------------------------------------------------------------
Essilor International (Medical Instruments/Products)       2,275        690,590
-------------------------------------------------------------------------------
Michelin - Class B (Automobile/Truck Parts & Tires)       13,200        712,599
-------------------------------------------------------------------------------
Pathe S.A. (Advertising/Broadcasting)(a)                   2,550        614,339
-------------------------------------------------------------------------------
Pinault-Printemps-Redoute S.A. (Retail - Stores)           3,560      1,412,061
-------------------------------------------------------------------------------
Rexel S.A. (Electronic Component/Miscellaneous)            2,000        607,112
-------------------------------------------------------------------------------
Rhone-Poulenc - Class A (Chemicals)                       13,000        443,230
-------------------------------------------------------------------------------
Roussel Uclaf (Medical - Drugs)                            2,390        703,388
-------------------------------------------------------------------------------
Societe BIC S.A. (Office Products)                         5,150        772,227
-------------------------------------------------------------------------------
Sodexho S.A. (Business Services)                           1,400        779,802
-------------------------------------------------------------------------------
Total S.A. - Class B (Oil & Gas - Exploration &
 Production)                                              10,300        837,737
-------------------------------------------------------------------------------
Valeo S.A. (Automobile/Truck Parts & Tires)               15,500        955,960
-------------------------------------------------------------------------------
                                                                     13,364,900
-------------------------------------------------------------------------------

GERMANY - 3.65%

Altana A.G. (Chemicals)                                    1,350      1,051,014
-------------------------------------------------------------------------------
Commerzbank A.G. (Banking - Money Center)                 29,500        749,578
-------------------------------------------------------------------------------
Continental A.G. (Automobile/Truck Parts & Tires)         28,000        504,029
-------------------------------------------------------------------------------
Dresdner Bank A.G. (Banking)                              24,000        719,002
-------------------------------------------------------------------------------
Hoechst A.G. (Chemicals)                                  27,800      1,313,400
-------------------------------------------------------------------------------
SGL Carbon A.G. (Metals - Miscellaneous)                   5,500        693,397
-------------------------------------------------------------------------------
VEBA A.G. (Electric Power)                                17,500      1,012,152
-------------------------------------------------------------------------------
                                                                      6,042,572
-------------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                                       MARKET
                                                          SHARES       VALUE
HONG KONG - 7.73%

Asia Satellite Telecommunications Holdings Ltd.-ADR
 (Telecommunications)(a)                                    17,400 $    406,725
-------------------------------------------------------------------------------
Cheung Kong Holdings Ltd. (Real Estate)                    180,000    1,599,974
-------------------------------------------------------------------------------
Citic Pacific Ltd. (Banking)                               172,000      998,487
-------------------------------------------------------------------------------
Cosco Pacific Ltd. (Transportation - Miscellaneous)      1,476,000    1,717,500
-------------------------------------------------------------------------------
Dao Heng Bank Group Ltd. (Banking)                         163,000      781,861
-------------------------------------------------------------------------------
First Pacific Company Ltd. (Conglomerates)                 679,368      882,752
-------------------------------------------------------------------------------
Hang Seng Bank Ltd. (Banking)                               82,400    1,001,435
-------------------------------------------------------------------------------
Hong Kong & China Gas Co. Ltd. (Electric Power)            596,600    1,153,167
-------------------------------------------------------------------------------
Hong Kong & China Gas Co. Ltd. - Warrants, expiring
 09/30/97 (Electric Power)(a)                               37,800       21,015
-------------------------------------------------------------------------------
HSBC Holdings PLC (Banking)                                 67,000    1,433,641
-------------------------------------------------------------------------------
New World Infrastructure Ltd. (Building Materials)(a)      403,000    1,177,555
-------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate)                 111,600    1,367,134
-------------------------------------------------------------------------------
Varitronix International Ltd. (Electronic
 Components/Miscellaneous)                                 147,000      266,081
-------------------------------------------------------------------------------
                                                                     12,807,327
-------------------------------------------------------------------------------

INDONESIA - 2.05%

PT Bank Internasional Indonesia (Banking)                1,539,809    1,515,688
-------------------------------------------------------------------------------
PT Hanjaya Mandala Sampoerna (Tobacco)                     274,000    1,461,643
-------------------------------------------------------------------------------
PT Indosat (Telecommunications)                             91,000      250,423
-------------------------------------------------------------------------------
PT Indosat-ADR (Telecommunications)                          6,400      175,200
-------------------------------------------------------------------------------
                                                                      3,402,954
-------------------------------------------------------------------------------

IRELAND - 0.32%

Elan Corp. PLC-ADR (Medical - Drugs)(a)                     16,000      532,000
-------------------------------------------------------------------------------

ISRAEL - 0.56%

Teva Pharmaceutical Industries Ltd.-ADR (Medical -
  Drugs)                                                    18,500      929,625
-------------------------------------------------------------------------------

ITALY - 3.35%

Edison S.p.A. (Electric Power)                             121,000      762,771
-------------------------------------------------------------------------------
Ente Nazionale Idrocarburi S.p.A. (Oil & Gas -
  Exploration & Production)(a)                             201,000    1,033,885
-------------------------------------------------------------------------------
Instituto Mobiliare Italiano S.p.A. (Banking)               54,550      465,311
-------------------------------------------------------------------------------
Parmalat Finanziaria S.p.A. (Food/Processing)              450,000      688,200
-------------------------------------------------------------------------------
Telecom Italia Mobile S.p.A. (Telecommunications)          503,800    1,276,935
-------------------------------------------------------------------------------
Telecom Italia S.p.A. (Telecommunications)                 510,000    1,324,588
-------------------------------------------------------------------------------
                                                                      5,551,690
-------------------------------------------------------------------------------

JAPAN - 14.95%

Alpine Electronics Inc. (Electronics
 Components/Miscellaneous)                                  45,000      718,850
-------------------------------------------------------------------------------
Bridgestone Corp. (Automobile/Truck Parts & Tires)          69,000    1,310,768
-------------------------------------------------------------------------------
Canon, Inc. (Office Automation)                             68,000    1,503,152
-------------------------------------------------------------------------------
Daiichi Corp. (Electronic Components/Miscellaneous)         28,700      579,898
-------------------------------------------------------------------------------

                                                                       MARKET
                                                          SHARES       VALUE
JAPAN - (CONTINUED)

DDI Corp. (Telecommunications)                                 170 $  1,124,428
-------------------------------------------------------------------------------
Fuji Photo Film (Electronic Components/Miscellaneous)       21,000      692,686
-------------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automobile - Manufacturers)          61,000    1,743,459
-------------------------------------------------------------------------------
Ibiden Co., Ltd. (Building Materials)                       71,000      686,642
-------------------------------------------------------------------------------
JUSCO Co. (Retail - Stores)                                 35,000    1,187,721
-------------------------------------------------------------------------------
Komatsu Ltd. (Machinery - Heavy)                           131,000    1,074,605
-------------------------------------------------------------------------------
Matsushita Electric Industrial Co. Ltd. (Electronic
 Components/Miscellaneous)                                  57,000      930,231
-------------------------------------------------------------------------------
Nippon Telegraph & Telephone (Telecommunications)               90      682,324
-------------------------------------------------------------------------------
Nippon Television Network (Advertising/Broadcasting)         2,690      812,970
-------------------------------------------------------------------------------
Nomura Securities Co. Ltd. (Finance - Asset Management)     64,000      961,575
-------------------------------------------------------------------------------
NSK Ltd. (Metals - Miscellaneous)                          100,000      606,165
-------------------------------------------------------------------------------
NTT Data Communications Systems Co. (Computer
 Software/Services)                                            450    1,317,244
-------------------------------------------------------------------------------
Okuma Corp. (Machine Tools)(a)                              85,000      678,180
-------------------------------------------------------------------------------
Ricoh Corp. Ltd. (Office Automation)                       108,000    1,240,307
-------------------------------------------------------------------------------
Shizuoka Bank Ltd. (Banking)                                42,000      446,075
-------------------------------------------------------------------------------
SMC Corp. (Machinery - Miscellaneous)                       10,200      686,107
-------------------------------------------------------------------------------
Sony Corp. (Electronic Components/Miscellaneous)            19,000    1,245,229
-------------------------------------------------------------------------------
Sumitomo Heavy Industries, Ltd. (Machinery - Heavy)(a)     267,000      811,536
-------------------------------------------------------------------------------
TDK Corp. (Electronic Components/Miscellaneous)             21,000    1,369,053
-------------------------------------------------------------------------------
Toyota Motor Corp. (Automobile - Manufacturers)             45,000    1,293,930
-------------------------------------------------------------------------------
Yamatake-Honeywell Co. (Airlines)                           67,000    1,081,858
-------------------------------------------------------------------------------
                                                                     24,784,993
-------------------------------------------------------------------------------

MALAYSIA - 1.74%

Commerce Asset Holding Berhad (Finance - Asset
 Management)                                               110,000      827,559
-------------------------------------------------------------------------------
Edaran Otomobil Nasional Berhad (Automobile -
  Manufacturers)                                            61,000      609,879
-------------------------------------------------------------------------------
Malayan Banking Berhad (Banking)                           103,000    1,141,952
-------------------------------------------------------------------------------
YTL Corp. Berhad (Engineering & Construction)               57,000      306,949
-------------------------------------------------------------------------------
                                                                      2,886,339
-------------------------------------------------------------------------------

MEXICO - 1.76%

Grupo Industrial Maseca S.A. de CV - Class B
 (Food/Processing)                                         945,000    1,211,912
-------------------------------------------------------------------------------
Grupo Televisa S.A. - GDR (Advertising/Broadcasting)(a)     31,000      794,375
-------------------------------------------------------------------------------
Panamerican Beverages, Inc. - Class A (Beverages - Soft
 Drinks)                                                    19,500      914,063
-------------------------------------------------------------------------------
                                                                      2,920,350
-------------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                                       MARKET
                                                          SHARES       VALUE
NETHERLANDS - 5.05%

Akzo Nobel N.V. (Conglomerates)                              4,900 $    669,794
-------------------------------------------------------------------------------
Elsevier N.V. (Publishing)                                  38,000      642,687
-------------------------------------------------------------------------------
Getronics N.V. (Computer Software/Services)                 29,200      793,212
-------------------------------------------------------------------------------
Gucci Group NV-ADR (Textiles)                                9,000      574,875
-------------------------------------------------------------------------------
Koninklijke Ahold N.V. (Retail - Food & Drug)               19,000    1,188,532
-------------------------------------------------------------------------------
Nutricia Verenigde Bedrijven N.V. (Food/Processing)          8,700    1,322,763
-------------------------------------------------------------------------------
Oce-Van Der Grinten N.V. (Office Automation)                 6,300      684,552
-------------------------------------------------------------------------------
Royal Dutch Petroleum Co. (Oil & Gas - Services)             5,300      929,841
-------------------------------------------------------------------------------
VNU-Verenigde Nederlandse Uitgeversbedrijven Verenigd
 Bezit (Publishing)                                         32,500      679,554
-------------------------------------------------------------------------------
Wolters Kluwer N.V. (Publishing)                             6,590      875,995
-------------------------------------------------------------------------------
                                                                      8,361,805
-------------------------------------------------------------------------------

NORWAY - 0.27%

Storebrand A.S.A. (Insurance - Multi-Line Property)(a)      77,000      442,178
-------------------------------------------------------------------------------

PHILIPPINES - 2.50%

C & P Homes, Inc. (Home Building)                        1,930,000      990,685
-------------------------------------------------------------------------------
Filinvest Land Inc. (Real Estate)(a)                     2,146,450      669,235
-------------------------------------------------------------------------------
Metro Pacific Corp. (Conglomerates)                      3,568,000      881,825
-------------------------------------------------------------------------------
Metropolitan Bank & Trust Co. (Banking)                     31,300      773,574
-------------------------------------------------------------------------------
Philippine Long Distance Telephone Co.
 (Telecommunications)                                        8,330      457,675
-------------------------------------------------------------------------------
Philippine Long Distance Telephone Co.-ADR
 (Telecommunications)                                        1,400       71,400
-------------------------------------------------------------------------------
Southeast Asia Cement Holdings, Inc. (Building
 Materials)(a)                                           2,628,800      304,861
-------------------------------------------------------------------------------
                                                                      4,149,255
-------------------------------------------------------------------------------

PORTUGAL - 0.32%

Portugal Telecom S.A. (Telecommunications)(a)               18,600      530,229
-------------------------------------------------------------------------------

SINGAPORE - 2.32%

City Developments Ltd. (Real Estate)                       113,000    1,017,509
-------------------------------------------------------------------------------
DBS Land Ltd. (Real Estate)                                280,000    1,030,515
-------------------------------------------------------------------------------
Overseas Union Bank Ltd. (Banking)                         151,000    1,165,440
-------------------------------------------------------------------------------
Total Access Communication PLC (Telecommunications)         92,000      634,800
-------------------------------------------------------------------------------
                                                                      3,848,264
-------------------------------------------------------------------------------

SOUTH AFRICA - 0.76%

De Beers Centenary A.G. (Gold & Silver Mining)              19,500      558,512
-------------------------------------------------------------------------------
Sasol Ltd. (Oil & Gas - Exploration & Production)           58,550      694,566
-------------------------------------------------------------------------------
                                                                      1,253,078
-------------------------------------------------------------------------------

SPAIN - 2.75%

Empresa Nacional de Electricidad, S.A. (Electric Power)     16,000    1,138,764
-------------------------------------------------------------------------------
Gas Natural SDG, S.A. (Gas Distribution)                     4,000      930,483
-------------------------------------------------------------------------------

                                                                       MARKET
                                                           SHARES      VALUE
SPAIN - (CONTINUED)

Iberdrola S.A. (Electric Power)                             83,800 $  1,187,691
-------------------------------------------------------------------------------
Telefonica de Espana (Telecommunications)                   56,000    1,300,520
-------------------------------------------------------------------------------
                                                                      4,557,458
-------------------------------------------------------------------------------

SWEDEN - 2.62%

Astra A.B. (Medical - Drugs)                                 7,300      352,161
-------------------------------------------------------------------------------
Autoliv A.B. (Automobile/Truck Parts & Tires)               39,200    1,718,618
-------------------------------------------------------------------------------
Hennes & Mauritz A.B. - B Shares (Retail - Stores)           7,400    1,024,297
-------------------------------------------------------------------------------
Securitas A.B. - Class B (Security & Safety Services)       27,900      812,057
-------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson-ADR (Telecommunications)    14,280      431,077
-------------------------------------------------------------------------------
                                                                      4,338,210
-------------------------------------------------------------------------------

SWITZERLAND - 0.75%

Novartis (Medical - Drugs)(a)                                1,083    1,240,716
-------------------------------------------------------------------------------

THAILAND - 0.49%

Bank of Ayudhya Public Co., Ltd. (Banking)                  12,600       29,724
-------------------------------------------------------------------------------
Krung Thai Bank Public Co. Ltd. (Banking)                  152,130      293,630
-------------------------------------------------------------------------------
Siam Commercial Bank PLC (Banking)                          37,300      270,522
-------------------------------------------------------------------------------
Thai Farmers Bank PLC (Banking)                             35,000      218,357
-------------------------------------------------------------------------------
Thai Farmers Bank PLC-Warrants, expiring 09/15/02
 (Banking)(a)                                                7,163        6,773
-------------------------------------------------------------------------------
                                                                        819,006
-------------------------------------------------------------------------------

UNITED KINGDOM - 17.28%

Airtours PLC (Leisure & Recreation)                         45,150      630,414
-------------------------------------------------------------------------------
Argos PLC (Retail - Stores)                                 63,466      835,594
-------------------------------------------------------------------------------
Barclays PLC (Finance - Consumer Credit)                    49,000      841,151
-------------------------------------------------------------------------------
Bass PLC (Beverages - Alcoholic)                            37,000      520,422
-------------------------------------------------------------------------------
B.A.T. Industries PLC (Conglomerates)                      126,000    1,046,942
-------------------------------------------------------------------------------
British Aerospace PLC (Aerospace/Defense)                   42,000      921,021
-------------------------------------------------------------------------------
British Petroleum Co. PLC (Oil & Gas - Services)           117,000    1,404,120
-------------------------------------------------------------------------------
Burton Group PLC (Retail - Stores)                         367,200      981,381
-------------------------------------------------------------------------------
Caradon PLC (Building Materials)                           180,000      737,023
-------------------------------------------------------------------------------
Compass Group PLC (Restaurants)                             78,000      828,508
-------------------------------------------------------------------------------
Dixons Group PLC (Retail - Stores)                         118,000    1,097,721
-------------------------------------------------------------------------------
EMAP PLC (Publishing)                                       62,500      788,611
-------------------------------------------------------------------------------
FKI PLC (Conglomerates)                                    112,000      387,596
-------------------------------------------------------------------------------
General Electric Co. PLC (Electronic
 Components/Miscellaneous)                                 110,000      721,775
-------------------------------------------------------------------------------
GKN PLC (Automobile/Truck Parts & Tires)                    50,000      857,461
-------------------------------------------------------------------------------
Granada Group PLC (Leisure & Recreation)                    78,000    1,153,229
-------------------------------------------------------------------------------
Kingfisher PLC (Retail - Stores)                            32,400      351,921
-------------------------------------------------------------------------------
Ladbroke Group PLC (Hotels/Motels)                         231,000      914,185
-------------------------------------------------------------------------------
LucasVarity PLC (Automobile/Truck Parts & Tires)(a)        126,900      483,729
-------------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                                      MARKET
                                                           SHARES     VALUE
UNITED KINGDOM - (CONTINUED)

Marks & Spencer PLC (Retail - Stores)                       83,000 $    698,184
-------------------------------------------------------------------------------
Medeva PLC (Medical - Drugs)                               147,000      647,233
-------------------------------------------------------------------------------
MFI Furniture Group PLC (Retail - Stores)                  230,000      732,911
-------------------------------------------------------------------------------
Next PLC (Retail - Stores)                                  97,500      947,940
-------------------------------------------------------------------------------
NFC PLC (Transportation - Miscellaneous)                   235,000      742,805
-------------------------------------------------------------------------------
Peninsular & Oriental Steam Navigation Co.
 (Transportation - Miscellaneous)                           72,000      727,771
-------------------------------------------------------------------------------
Provident Financial PLC (Finance - Consumer Credit)         92,800      802,878
-------------------------------------------------------------------------------
Railtrack Group PLC (Railroads)                            145,000      962,609
-------------------------------------------------------------------------------
Rentokil Initial PLC (Business Services)                    94,000      710,194
-------------------------------------------------------------------------------
Scottish & Newcastle PLC (Beverages - Alcoholic)            73,000      858,566
-------------------------------------------------------------------------------
Siebe PLC (Electronic Components/Miscellaneous)             38,000      705,705
-------------------------------------------------------------------------------
Smiths Industries PLC (Electronics/Defense)                 53,500      735,087
-------------------------------------------------------------------------------
Standard Chartered PLC (Finance - Asset Management)         63,100      779,426
-------------------------------------------------------------------------------
Unilever PLC (Consumer Non-Durables)                        52,000    1,261,915
-------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications)                    185,000      782,851
-------------------------------------------------------------------------------
WPP Group PLC (Advertising/Broadcasting)                   240,000    1,040,260
-------------------------------------------------------------------------------
                                                                     28,639,139
-------------------------------------------------------------------------------
 Total Foreign Stocks & Other Equity Interests                      153,095,026
-------------------------------------------------------------------------------

                                                     PRINCIPAL         MARKET
                                                     AMOUNT(b)         VALUE
FOREIGN CONVERTIBLE BONDS - 0.68%

ITALY - 0.45%
Pirelli S.p.A. (Automobile/Truck Parts &
 Tires), Conv. Bonds, 5.00%, 12/31/98            ITL 1,007,349,200 $    732,105
-------------------------------------------------------------------------------

JAPAN - 0.23%

Ricoh Co., Ltd. (Office Automation), Conv.
 Bonds, 0.35%, 03/31/03                          JPY    40,000,000      386,253
-------------------------------------------------------------------------------
  Total Foreign Convertible Bonds                                     1,118,358
-------------------------------------------------------------------------------

NON-CONVERTIBLE BONDS - 0.12%

ITALY - 0.12%

Metropolitan Bank & Trust International Finance
 Ltd. (Banking - Foreign), Conv. Deb., 2.75%,
 09/10/00                                                  155,000      205,375
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 5.72%(c)

Daiwa Securities America Inc., 6.25%,
 01/02/97(d)                                             9,477,779    9,477,779
-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.89%                                          163,896,538
-------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 1.11%                                 1,841,540
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                               $165,738,078
===============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) Principal in U.S. Dollar unless otherwise indicated.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreement entered into 12/31/96 with a maturing value of $360,125,000. Collateralized by $355,195,000 U.S. Treasury obligations, 0% to 8.875% due 06/12/97 to 08/15/26.

Abbreviations:
ADR   - American Depository Receipt
Conv. - Convertible
Deb.  - Debentures
GDR   - Global Depository Receipt
ITL   - Italian Lira
JPY   - Japanese Yen

See Notes to Financial Statements.

                      AIM V.I. INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996


ASSETS:
Investments, at market value (cost $135,587,806)          $163,896,538
----------------------------------------------------------------------
Foreign currencies, at market value (cost $1,784,804)        1,779,584
----------------------------------------------------------------------
Receivables for:
 Capital stock sold                                            220,105
----------------------------------------------------------------------
 Investments sold                                               59,428
----------------------------------------------------------------------
 Dividends and interest                                        251,370
----------------------------------------------------------------------
Organizational costs, net                                        3,856
----------------------------------------------------------------------
Investment for deferred compensation plan                       11,965
----------------------------------------------------------------------
Other assets                                                       711
----------------------------------------------------------------------
  Total assets                                             166,223,557
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Capital stock reacquired                                       13,019
----------------------------------------------------------------------
 Investments purchased                                         295,262
----------------------------------------------------------------------
 Deferred compensation plan                                     11,965
----------------------------------------------------------------------
Accrued advisory fees                                          101,585
----------------------------------------------------------------------
Accrued directors' fees                                          1,609
----------------------------------------------------------------------
Accrued administrative services fees                             5,238
----------------------------------------------------------------------
Accrued operating expenses                                      56,801
----------------------------------------------------------------------
  Total liabilities                                            485,479
----------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING               $165,738,078
======================================================================
Capital shares, $.001 par value per share:
 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                10,129,698
======================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE        $16.36
======================================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 1996

INVESTMENT INCOME:

Dividends (net of $276,213 foreign withholding tax)             $ 1,747,006
---------------------------------------------------------------------------
Interest                                                            403,832
---------------------------------------------------------------------------
  Total investment income                                         2,150,838
---------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                       924,578
---------------------------------------------------------------------------
Custodian fees                                                      151,693
---------------------------------------------------------------------------
Administrative services fees                                         58,644
---------------------------------------------------------------------------
Directors' fees and expenses                                          6,770
---------------------------------------------------------------------------
Organizational costs                                                  2,892
---------------------------------------------------------------------------
Other                                                                43,391
---------------------------------------------------------------------------
  Total expenses                                                  1,187,968
---------------------------------------------------------------------------
Net investment income                                               962,870
---------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES
 AND FOREIGN CURRENCY TRANSACTIONS:

Net realized gain (loss) from:
 Investment securities                                            4,411,281
---------------------------------------------------------------------------
 Foreign currency transactions                                     (22,907)
---------------------------------------------------------------------------
                                                                  4,388,374
---------------------------------------------------------------------------

UNREALIZED APPRECIATION (DEPRECIATION) OF:

 Investment securities                                          17,077,175
---------------------------------------------------------------------------
 Foreign currencies                                                 (5,602)
---------------------------------------------------------------------------
                                                                 17,071,573
---------------------------------------------------------------------------
 Net gain on investment securities and foreign currencies        21,459,947
---------------------------------------------------------------------------
Net increase in net assets resulting from operations            $22,422,817
===========================================================================

See Notes to Financial Statements.

                       AIM V.I. INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 1996 and the eleven months ended December 31,
1995

                                                       1996         1995
                                                   ------------  -----------
OPERATIONS:

 Net investment income                             $    962,870  $   457,524
-----------------------------------------------------------------------------
 Net realized gain (loss) on sales of investment
  securities and foreign currency transactions        4,388,374     (107,659)
-----------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities and foreign currencies                  17,071,573   13,454,304
-----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                        22,422,817   13,804,169
-----------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                (377,734)    (123,270)
-----------------------------------------------------------------------------
Net increase from capital stock transactions         61,436,140   13,556,877
-----------------------------------------------------------------------------
  Net increase in net assets                         83,481,223   27,237,776
-----------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                 82,256,855   55,019,079
-----------------------------------------------------------------------------
 End of period                                     $165,738,078  $82,256,855
=============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $133,188,811  $71,752,671
-----------------------------------------------------------------------------
 Undistributed net investment income                    937,128      374,899
-----------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities and foreign currency
  transactions                                        3,305,038   (1,106,243)
-----------------------------------------------------------------------------
 Unrealized appreciation of investment securities
  and foreign currencies                             28,307,101   11,235,528
-----------------------------------------------------------------------------
                                                   $165,738,078  $82,256,855
=============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1996

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to AIM V.I. International Equity Fund (the "Fund"). The Fund's investment objective is to seek to provide long-term growth of capital by investing in a diversified portfolio of international equity securities the issuers of which are considered by AIM to have strong earnings momentum. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at the last sales price on the exchange on which the security is traded or, lacking any sales, at the mean between the closing bid and asked prices on the day of valuation. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales prices. Securities traded in the over-the-counter market are valued at the mean between the closing bid and asked prices on valuation date. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Debt obligations are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by

                    AIM V.I. INTERNATIONAL EQUITY FUND
   any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Investments with maturities of 60 days or less are valued on the basis of amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts - A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a forward currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
D. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1996, undistributed net investment income was reduced by $22,907 and undistributed net realized gains increased by $22,907 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
E. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. Organizational Costs - Organizational costs of $14,461 are being amortized over five years.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.75% of the first $250 million of the Fund's average daily net assets, plus 0.70% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1996, AIM was reimbursed $58,644 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1996, the Fund incurred legal fees of $3,038 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1996 was $126,478,982 and $67,602,207, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1996 is as follows:

Aggregate unrealized appreciation of investment securities    $31,818,972
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (3,535,477)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $28,283,495
==========================================================================

 Cost of investments for tax purposes is $135,613,043.

NOTE 5 - CAPITAL STOCK
Changes in capital stock outstanding during the year ended December 31, 1996 and the eleven months ended December 31, 1995 were as follows:

                                   1996                    1995
                           ----------------------  ----------------------
                            SHARES      AMOUNT      SHARES      AMOUNT
                           ---------  -----------  ---------  -----------
Sold                       4,432,824  $66,189,679  1,612,585  $20,607,902
--------------------------------------------------------------------------
Issued as reinvestment of
 distributions                23,877      377,734      9,199      123,270
--------------------------------------------------------------------------
Reacquired                  (347,543)  (5,131,273)  (591,239)  (7,174,295)
--------------------------------------------------------------------------
                           4,109,158  $61,436,140  1,030,545  $13,556,877
==========================================================================

                      AIM V.I. INTERNATIONAL EQUITY FUND

NOTE 6 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the year ended December 31, 1996, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                              DECEMBER 31,             JANUARY 31,
                            --------------------     -------------------
                              1996        1995        1995        1994
                            --------     -------     -------     -------
Net asset value, beginning
 of period                  $  13.66     $ 11.03     $ 12.49     $ 10.00
--------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income         0.07        0.07        0.06          --
--------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                  2.67        2.58       (1.49)       2.49
--------------------------------------------------------------------------------
   Total from investment
    operations                  2.74        2.65       (1.43)       2.49
--------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income           (0.04)      (0.02)      (0.03)         --
--------------------------------------------------------------------------------
Net asset value, end of
 period                     $  16.36     $ 13.66     $ 11.03     $ 12.49
================================================================================
Total return(a)                20.05%      24.04%     (11.48)%     24.90%
================================================================================
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)             $165,738     $82,257     $55,019     $23,533
================================================================================
Ratio of expenses to
 average net assets             0.96%(b)    1.15%(c)    1.27%(d)    1.98%(c)(e)
================================================================================
Ratio of net investment
 income to average net
 assets                         0.78%(b)    0.75%(c)    0.60%(d)   (0.15)%(c)(e)
================================================================================
Portfolio turnover rate           59%         67%         64%         26%
================================================================================
Average broker commission
 rate(f)                    $ 0.0209         N/A         N/A         N/A
================================================================================

(a) Total returns for periods less than one year are not annualized.
(b) Ratios are based on average net assets of $123,199,030.
(c) Annualized.
(d) Ratios of expenses and net investment income to average net assets prior to waiver of advisory fees are 1.28% and 0.59%, respectively.
(e) Annualized ratios of expenses and net investment income (loss) to average net assets prior to waiver of advisory fees are 3.06% and (1.23)%, respectively.
(f) Disclosure requirement beginning with the Fund's fiscal year ended December 31, 1996.

NOTE 7 - SUBSEQUENT EVENT
On November 4, 1996, A I M Management Group Inc. ("AIM Management") and INVESCO plc announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO plc. AIM Management is the parent company of the Fund's advisor. The merger is expected to take place during the first quarter of 1997.

                      AIM V.I. INTERNATIONAL EQUITY FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Money Market Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amount and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Money Market Fund, as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations) through January 31, 1994, in conformity with generally accepted accounting principles.


                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 1997

                          AIM V.I. MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

December 31, 1996

                                               Par (000)    VALUE
COMMERCIAL PAPER - 51.85%(a)

ASSET-BACKED SECURITIES - 24.19%
Asset Securitization Cooperative Corp.,
5.32%, 01/17/97                                 $3,165   $ 3,157,517
--------------------------------------------------------------------
Delaware Funding Corp.,
5.34%, 01/31/97                                  2,292     2,281,801
--------------------------------------------------------------------
Monte Rosa Capital Corp.
5.50%, 01/22/97                                  1,000       996,792
--------------------------------------------------------------------
5.36%, 03/12/97                                  2,000     1,979,156
--------------------------------------------------------------------
Preferred Receivables Funding Corp.,
5.37%, 02/05/97                                    900       895,301
--------------------------------------------------------------------
Receivables Capital Corp.,
5.43%, 01/16/97                                  3,069     3,062,056
--------------------------------------------------------------------
Sheffield Receivables Corp.,
5.32%, 01/09/97                                  3,000     2,996,453
--------------------------------------------------------------------
                                                          15,369,076
--------------------------------------------------------------------

AUTOMOBILE - 4.68%

Ford Motor Credit Co.,
5.32%, 02/27/97                                  3,000     2,974,730
--------------------------------------------------------------------

FINANCE (ASSET MANAGEMENT) - 4.70%

Merrill Lynch & Co., Inc.,
5.35%, 02/04/97                                  3,000     2,984,842
--------------------------------------------------------------------

CHEMICALS - 3.89%

Bayer Corp.,
5.37%, 03/17/97                                  2,500     2,472,031
--------------------------------------------------------------------

COMPUTERS & OFFICE EQUIPMENT - 5.00%

Electronic Data Systems Corp.,
5.30%, 02/18/97                                  3,200     3,177,387
--------------------------------------------------------------------

ENTERTAINMENT - 1.55%

Walt Disney Co. (The),
5.31%, 03/31/97                                  1,000       986,872
--------------------------------------------------------------------

FINANCE (MISCELLANEOUS) - 3.12%

BTR Dunlop Finance Inc.,
5.33%, 03/06/97                                  1,000       990,524
--------------------------------------------------------------------
International Lease Finance Corp.,
5.31%, 03/04/97                                  1,000       990,855
--------------------------------------------------------------------
                                                           1,981,379
--------------------------------------------------------------------
PUBLISHING - 4.72%
Donnelley (R.R.) & Sons Co.,
5.32%, 01/13/97                                  3,000     2,994,680
--------------------------------------------------------------------
 Total Commercial Paper                                   32,940,997
--------------------------------------------------------------------

MEDIUM-TERM NOTE - 4.72%

FINANCE (BUSINESS CREDIT) - 4.72%

CIT Group Holdings (The), Inc.,
5.61%, 03/19/97(b)                               3,000     2,999,574
--------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES - 3.94%

Federal National Mortgage Association - 3.15%
5.29%, 06/02/99(c)                               2,000     2,000,000
--------------------------------------------------------------------

                                                     Par (000)    VALUE
Student Loan Marketing Association - 0.79%
5.24%, 08/20/98(c)                                      $500   $   499,944
-----------------------------------------------------------------------------
 Total U.S. Government Agency Securities                         2,499,944
-----------------------------------------------------------------------------

MASTER NOTE AGREEMENTS - 14.17%

Citicorp Securities, Inc.,
7.25%, 01/27/97(d)                                     3,000     3,000,000
-----------------------------------------------------------------------------
Morgan (J.P.) Securities, Inc.,
5.563%, 04/07/97(e)                                    3,000     3,000,000
-----------------------------------------------------------------------------
Morgan Stanley Group Inc.,
7.10%, 05/28/97(d)                                     3,000     3,000,000
-----------------------------------------------------------------------------
 Total Master Note Agreements                                    9,000,000
-----------------------------------------------------------------------------

PROMISSORY NOTE AGREEMENT - 4.72%

Goldman, Sachs & Co.,
7.13%, 04/23/97                                        3,000     3,000,000
-----------------------------------------------------------------------------
 Total Investments, excluding Repurchase Agreements             50,440,515
-----------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 20.39%(f)

Daiwa Securities America Inc.,
6.25%, 01/02/97(g)                                     9,121     9,120,800
-----------------------------------------------------------------------------
Dresdner Securities (USA), Inc.,
7.05%, 01/02/97(h)                                     3,833     3,833,494
-----------------------------------------------------------------------------
 Total Repurchase Agreements                                    12,954,294
-----------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.79%                                      63,394,809(i)
-----------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.21%                              134,684
-----------------------------------------------------------------------------
NET ASSETS - 100.00%                                           $63,529,493
=============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Some commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Interest rates are redetermined daily. Rates shown are in effect for period ending December 31, 1996.
(c) Interest rates are redetermined weekly. Rates shown are in effect for the period ending December 31, 1996.
(d) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon 3 business days' notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on December 31, 1996.
(e) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon 7 days' notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on December 31, 1996.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) Joint repurchase agreement entered into 12/31/96 with a maturing value of $360,125,000. Collateralized by $355,195,000 U.S. Treasury obligations, 0% to 8.875% due 06/12/97 to 08/15/26.
(h) Joint repurchase agreement entered into 12/31/96 with a maturing value of $100,039,167. Collateralized by $136,515,003 U.S. Treasury obligations, 0% to 9.00% due 01/01/09 to 08/01/34.
(i) Also represents cost for income tax purposes.

See Notes to Financial Statements.

                          AIM V.I. MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996


ASSETS:
Investments, excluding repurchase agreements, at value (amortized
 cost)                                                             $ 50,440,515
-------------------------------------------------------------------------------
Repurchase agreements                                                12,954,294
-------------------------------------------------------------------------------
Receivables for:
  Capital stock sold                                                     85,058
-------------------------------------------------------------------------------
  Interest                                                               76,453
-------------------------------------------------------------------------------
Organizational costs, net                                                 3,856
-------------------------------------------------------------------------------
Investment for deferred compensation plan                                11,716
-------------------------------------------------------------------------------
Other assets                                                                438
-------------------------------------------------------------------------------
    Total assets                                                     63,572,330
-------------------------------------------------------------------------------

LIABILITIES:

Payable for deferred compensation plan                                   11,716
-------------------------------------------------------------------------------
Accrued advisory fees                                                    21,466
-------------------------------------------------------------------------------
Accrued administrative service fees                                       3,462
-------------------------------------------------------------------------------
Accrued directors' fees                                                   1,755
-------------------------------------------------------------------------------
Accrued operating expenses                                                4,438
-------------------------------------------------------------------------------
    Total liabilities                                                    42,837
-------------------------------------------------------------------------------
Net assets applicable to shares outstanding                        $ 63,529,493
===============================================================================
Capital shares, $.001 par value per share:
  Authorized                                                        250,000,000
-------------------------------------------------------------------------------
  Outstanding                                                        63,529,436
===============================================================================
Net asset value, offering and redemption price per share           $       1.00
===============================================================================



STATEMENT OF OPERATIONS
For the year ended December 31, 1996


INVESTMENT INCOME:

Interest                                                             $3,570,828
-------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                           264,855
-------------------------------------------------------------------------------
Custodian fees                                                           23,908
-------------------------------------------------------------------------------
Administrative services fees                                             29,412
-------------------------------------------------------------------------------
Directors' fees and expenses                                              7,960
-------------------------------------------------------------------------------
Organizational costs                                                      2,892
-------------------------------------------------------------------------------
Other                                                                    34,326
-------------------------------------------------------------------------------
   Total expenses                                                       363,353
-------------------------------------------------------------------------------
Net investment income                                                 3,207,475
-------------------------------------------------------------------------------
Net realized gain on sales of investment securities                      16,294
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 $3,223,769
===============================================================================

                                              See Notes to Financial Statements.

                           AIM V.I. MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 1996 and the eleven months ended December 31,
1995


                                                        1996         1995
OPERATIONS:

  Net investment income                              $ 3,207,475  $ 2,278,242
------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment
   securities                                             16,294      (17,141)
------------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                         3,223,769    2,261,101
------------------------------------------------------------------------------
Net increase (decrease) from capital stock
 transactions                                         (1,992,555)  34,506,043
------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                               (3,207,475)  (2,278,242)
------------------------------------------------------------------------------
   Net increase (decrease) in net assets              (1,976,261)  34,488,902
------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                 65,505,754   31,016,852
------------------------------------------------------------------------------
  End of period                                      $63,529,493  $65,505,754
==============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)         $63,529,436  $65,521,991
------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on sales of
   investment securities                                      57      (16,237)
------------------------------------------------------------------------------
                                                     $63,529,493  $65,505,754
==============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1996

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
 AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Money Market Fund (the "Fund"). The Fund's investment objective is to seek to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.

The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - The Fund invests only in securities which have maturities of 397 days or less from the date of purchase. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded as earned from settlement date and is recorded on the accrual basis. Distributions to shareholders are declared and paid daily. Realized gains or losses from securities transactions are recorded on the identified cost basis.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward (which may be carried forward to offset future taxable gains, if any) of $846 which expires, if not previously utilized, in the year 2003. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Organizational Costs - Organizational costs of $14,461 are being amortized over five years.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.40% of the first $250 million of the Fund's average daily net assets, plus 0.35% of the Fund's average daily net assets in excess of $250 million.

                          AIM V.I. MONEY MARKET FUND

 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1996, AIM was reimbursed $29,412 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1996, the Fund incurred legal fees of $2,950 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK
Changes in capital stock outstanding during the year ended December 31, 1996 and the eleven months ended December 31, 1995 were as follows:

                                  1996                       1995
                        -------------------------  -------------------------
                          SHARES        AMOUNT       SHARES        AMOUNT
                        -----------  ------------  -----------  ------------
Sold                     76,145,573  $ 76,145,573   80,119,672  $ 80,119,672
----------------------  -----------  ------------  -----------  ------------
Issued as reinvestment
 of distributions         3,207,475     3,207,475    2,278,242     2,278,242
----------------------  -----------  ------------  -----------  ------------
Reacquired              (81,345,603)  (81,345,603) (47,891,871)  (47,891,871)
----------------------  -----------  ------------  -----------  ------------
                         (1,992,555) $ (1,992,555)  34,506,043  $ 34,506,043
                        ===========  ============  ===========  ============

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the year ended December 31, 1996, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                             DECEMBER 31,             JANUARY 31,
                            -------------------     -------------------
                             1996        1995        1995        1994
                            -------     -------     -------     -------
Net asset value, beginning
 of period                  $  1.00     $  1.00     $  1.00     $  1.00
--------------------------  -------     -------     -------     -------
Income from investment
 operations:
  Net investment income        0.05        0.05        0.04        0.02
--------------------------  -------     -------     -------     -------
Less distributions:
  Dividends from net
   investment income          (0.05)      (0.05)      (0.04)      (0.02)
--------------------------  -------     -------     -------     -------
Net asset value, end of
 period                     $  1.00     $  1.00     $  1.00     $  1.00
--------------------------  =======     =======     =======     =======
Total return                   4.97%       5.69%(a)    3.98%       2.27%(a)
--------------------------  =======     =======     =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000s omitted)             $63,529     $65,506     $31,017     $13,891
--------------------------  =======     =======     =======     =======
Ratio of expenses to
 average net assets            0.55%(b)    0.53%(a)    0.63%(c)    0.95%(a)(d)
--------------------------  =======     =======     =======     =======
Ratio of net investment
 income to average net
 assets                        4.84%(b)    5.40%(a)    4.14%(c)    2.29%(a)(d)
--------------------------  =======     =======     =======     =======

(a) Annualized.
(b) Ratios are based on average net assets of $66,213,747.
(c) Ratios of expenses and net investment income to average net assets prior to waiver of advisory fees are 0.70% and 4.07%, respectively.
(d) Annualized ratios of expenses and net investment income to average net assets prior to waiver of advisory fees are 1.53% and 1.70%, respectively.

NOTE 6 - SUBSEQUENT EVENT
On November 4, 1996, A I M Management Group Inc. ("AIM Management") and INVESCO plc announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO plc. AIM Management is the parent company of the Fund's advisor. The merger is expected to take place during the first quarter of 1997.
                          AIM V.I. MONEY MARKET FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Value Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 , and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. Where brokers did not reply to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Value Fund, as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994, in conformity with generally accepted accounting principles.


                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 1997
                              AIM V.I. VALUE FUND

SCHEDULE OF INVESTMENTS
December 31, 1996

                                          SHARES      MARKET
                                                      VALUE
DOMESTIC COMMON STOCKS - 67.67%

AEROSPACE/DEFENSE - 0.88%
Boeing Co.                                  22,000 $  2,340,250
---------------------------------------------------------------
United Technologies Corp.                   14,000      924,000
---------------------------------------------------------------
                                                      3,264,250
---------------------------------------------------------------

AUTOMOBILE/TRUCK PARTS & TIRES - 0.17%

Borg-Warner Automotive, Inc.                16,000      616,000
---------------------------------------------------------------

BEVERAGES (SOFT DRINKS) - 0.29%

PepsiCo, Inc.                               37,000    1,082,250
---------------------------------------------------------------

BIOTECHNOLOGY - 1.15%

Biogen, Inc.(a)                             40,400    1,565,500
---------------------------------------------------------------
Guidant Corp.                               47,000    2,679,000
---------------------------------------------------------------
                                                      4,244,500
---------------------------------------------------------------

BUSINESS SERVICES - 0.10%

Cognizant Corp.                             11,000      363,000
---------------------------------------------------------------

CHEMICALS (SPECIALTY) - 0.82%

IMC Global, Inc.                            44,000    1,721,500
---------------------------------------------------------------
Praxair, Inc.                               28,000    1,291,500
---------------------------------------------------------------
                                                      3,013,000
---------------------------------------------------------------

COMPUTER MAINFRAMES - 0.18%

International Business Machines Corp.        4,500      679,500
---------------------------------------------------------------

COMPUTER MINI/PCS - 0.44%

Sun Microsystems, Inc.(a)                   22,500      577,969
---------------------------------------------------------------
Wang Laboratories, Inc.(a)                  52,500    1,063,125
---------------------------------------------------------------
                                                      1,641,094
---------------------------------------------------------------

COMPUTER NETWORKING - 0.51%

Cisco Systems, Inc.(a)                      15,000      954,375
---------------------------------------------------------------
Comverse Technology, Inc.(a)                24,500      926,407
---------------------------------------------------------------
                                                      1,880,782
---------------------------------------------------------------
COMPUTER PERIPHERALS - 0.75%
Seagate Technology, Inc.(a)                 29,000    1,145,500
---------------------------------------------------------------
U.S. Robotics Corp.(a)                      12,400      892,800
---------------------------------------------------------------
Western Digital Corp.(a)                    13,000      739,375
---------------------------------------------------------------
                                                      2,777,675
---------------------------------------------------------------

                                             SHARES   MARKET
                                                      VALUE
COMPUTER SOFTWARE/SERVICES - 2.09%

American Management Systems, Inc.(a)           51,000 $  1,249,500
------------------------------------------------------------------
Computer Associates International, Inc.        21,000    1,044,750
------------------------------------------------------------------
Compuware Corp.(a)                             10,100      506,263
------------------------------------------------------------------
Informix Corp.(a)                              37,000      753,875
------------------------------------------------------------------
National Data Corp.                            11,000      478,500
------------------------------------------------------------------
Network General Corp.(a)                       34,000    1,028,500
------------------------------------------------------------------
Wallace Computer Services, Inc.                77,500    2,673,750
------------------------------------------------------------------
                                                         7,735,138
------------------------------------------------------------------

CONGLOMERATES - 0.37%

Loews Corp.                                    12,700    1,196,975
------------------------------------------------------------------
U.S. Industries, Inc.(a)                        5,000      171,875
------------------------------------------------------------------
                                                         1,368,850
------------------------------------------------------------------

CONTAINERS - 0.28%

First Brands Corp.                             37,000    1,049,875
------------------------------------------------------------------

COSMETICS & TOILETRIES - 0.22%

Clorox Co.                                      8,000      803,000
------------------------------------------------------------------

ELECTRIC POWER - 4.90%

Allegheny Power System, Inc.                   77,000    2,338,875
------------------------------------------------------------------
American Electric Power Co.                    94,000    3,865,750
------------------------------------------------------------------
Baltimore Gas & Electric Co.                   29,000      775,750
------------------------------------------------------------------
Consolidated Edison Co. of New York, Inc.      51,000    1,491,750
------------------------------------------------------------------
DQE, Inc.                                      21,000      609,000
------------------------------------------------------------------
Duke Power Co.                                 18,000      832,500
------------------------------------------------------------------
Edison International                           62,600    1,244,175
------------------------------------------------------------------
Entergy Corp.                                  36,000      999,000
------------------------------------------------------------------
FPL Group, Inc.                                18,000      828,000
------------------------------------------------------------------
Illinova Corp.                                 32,300      888,250
------------------------------------------------------------------
Texas Utilities Co.                            21,000      855,750
------------------------------------------------------------------
Unicom Corp.                                  121,200    3,287,550
------------------------------------------------------------------
                                                        18,016,350
------------------------------------------------------------------

FINANCE (ASSET MANAGEMENT) - 0.55%

Merrill Lynch & Co., Inc.                      25,000    2,037,500
------------------------------------------------------------------

FINANCE (CONSUMER CREDIT) - 5.24%

Federal Home Loan Mortgage Corp.               18,000    1,982,250
------------------------------------------------------------------
Federal National Mortgage Association         363,000   13,521,750
------------------------------------------------------------------
Student Loan Marketing Association             41,900    3,901,938
------------------------------------------------------------------
                                                        19,405,938
------------------------------------------------------------------

                              AIM V.I. VALUE FUND

                                           SHARES     MARKET
                                                      VALUE
FOOD/PROCESSING - 2.75%

Archer-Daniels-Midland Co.                  181,000 $  3,982,000
----------------------------------------------------------------
Flowers Industries, Inc.                     50,000    1,075,000
----------------------------------------------------------------
Interstate Bakeries Corp.                    29,000    1,424,625
----------------------------------------------------------------
Nabisco Holdings Corp. - Class A             46,600    1,811,575
----------------------------------------------------------------
Ralcorp Holdings, Inc.(a)                    38,400      811,200
----------------------------------------------------------------
Ralston-Ralston Purina Group                 14,600    1,071,275
----------------------------------------------------------------
                                                      10,175,675
----------------------------------------------------------------

FUNERAL SERVICES - 0.86%

Service Corp. International                 101,000    2,828,000
----------------------------------------------------------------
Stewart Enterprises, Inc. - Class A          10,000      340,000
----------------------------------------------------------------
                                                       3,168,000
----------------------------------------------------------------

GAS DISTRIBUTION - 0.11%

KN Energy, Inc.                              10,000      392,500
----------------------------------------------------------------

HOME BUILDING - 0.20%

Clayton Homes, Inc.                          55,000      742,500
----------------------------------------------------------------

HOTELS/MOTELS - 0.09%

Choice Hotels International, Inc.(a)         18,000      317,250
----------------------------------------------------------------

INSURANCE (LIFE & HEALTH) - 0.99%

Conseco Inc.                                 14,300      911,625
----------------------------------------------------------------
Provident Companies, Inc.                    36,000    1,741,500
----------------------------------------------------------------
Safeco Corp.                                 26,000    1,025,375
----------------------------------------------------------------
                                                       3,678,500
----------------------------------------------------------------

INSURANCE (MULTI-LINE PROPERTY) - 6.75%

Allstate Corp.                               67,500    3,906,563
----------------------------------------------------------------
American International Group, Inc.           36,000    3,897,000
----------------------------------------------------------------
Chubb Corp.                                  13,900      747,124
----------------------------------------------------------------
CIGNA Corp.                                  25,000    3,415,625
----------------------------------------------------------------
CNA Financial Corp.(a)                       14,000    1,498,000
----------------------------------------------------------------
Exel Limited                                 52,000    1,969,500
----------------------------------------------------------------
ITT Hartford Group, Inc.                     44,000    2,970,000
----------------------------------------------------------------
MBIA, Inc.                                   18,000    1,822,500
----------------------------------------------------------------
Progressive Corp.                            10,100      680,488
----------------------------------------------------------------
Transatlantic Holdings, Inc.                  7,200      579,600
----------------------------------------------------------------
Travelers Group, Inc.                        77,333    3,508,985
----------------------------------------------------------------
                                                      24,995,385
----------------------------------------------------------------

LEISURE & RECREATION - 0.96%

Callaway Golf Co.                            51,000    1,466,250
----------------------------------------------------------------
Carnival Corp. - Class A                     62,900    2,075,700
----------------------------------------------------------------
                                                       3,541,950
----------------------------------------------------------------

MACHINERY (HEAVY) - 0.16%

Case Corp.                                   11,000      599,500
----------------------------------------------------------------

                                          SHARES   MARKET
                                                   VALUE
MACHINERY (MISCELLANEOUS) - 0.38%

Pentair, Inc.                               43,500 $  1,402,875
---------------------------------------------------------------

MEDICAL (DRUGS) - 4.70%

American Home Products Corp.                36,000    2,110,500
---------------------------------------------------------------
Bristol-Meyers Squibb Co.                   80,000    8,700,000
---------------------------------------------------------------
ICN Pharmaceuticals, Inc.                   51,560    1,011,865
---------------------------------------------------------------
R.P. Scherer Corp.(a)                       18,400      924,600
---------------------------------------------------------------
Rhone-Poulenc Rorer, Inc.                   35,200    2,750,000
---------------------------------------------------------------
Schering-Plough Corp.                       29,000    1,877,750
---------------------------------------------------------------
                                                     17,374,715
---------------------------------------------------------------

MEDICAL (INSTRUMENTS/PRODUCTS) - 4.21%

Baxter International, Inc.                 274,200   11,242,200
---------------------------------------------------------------
Boston Scientific Corp.(a)                  22,000    1,320,000
---------------------------------------------------------------
Hillenbrand Industries, Inc.                29,400    1,065,750
---------------------------------------------------------------
St. Jude Medical, Inc.(a)                   29,000    1,236,125
---------------------------------------------------------------
Sybron International Corp.(a)               22,000      726,000
---------------------------------------------------------------
                                                     15,590,075
---------------------------------------------------------------

MEDICAL (PATIENT SERVICES) - 6.13%

Columbia/HCA Healthcare Corp.              311,000   12,673,250
---------------------------------------------------------------
Health Care and Retirement Corp.(a)         43,000    1,230,875
---------------------------------------------------------------
Manor Care, Inc.                            18,000      486,000
---------------------------------------------------------------
MedPartners, Inc.(a)                       274,050    5,755,050
---------------------------------------------------------------
OrNda HealthCorp(a)                         66,000    1,930,500
---------------------------------------------------------------
Quorum Health Group, Inc.(a)                21,000      624,750
---------------------------------------------------------------
                                                     22,700,425
---------------------------------------------------------------

NATURAL GAS PIPELINE - 1.33%

Columbia Gas System, Inc.                   26,000    1,654,250
---------------------------------------------------------------
El Paso Natural Gas Co.                     64,300    3,247,150
---------------------------------------------------------------
                                                      4,901,400
---------------------------------------------------------------

OFFICE PRODUCTS - 0.35%

Reynolds & Reynolds Co. - Class A           49,600    1,289,600
---------------------------------------------------------------

OIL & GAS (REFINING/MARKETING) - 0.47%

Tosco Corp.                                 22,160    1,753,410
---------------------------------------------------------------

OIL & GAS (SERVICES) - 2.80%

Halliburton Co.                             17,200    1,036,300
---------------------------------------------------------------
Mobil Corp.                                 11,000    1,344,750
---------------------------------------------------------------
NorAm Energy Corp.                          36,000      553,500
---------------------------------------------------------------
Oryx Energy Co.(a)                         146,000    3,613,500
---------------------------------------------------------------
Pennzoil Co.                                26,000    1,469,000
---------------------------------------------------------------
Unocal Corp.                                57,400    2,331,875
---------------------------------------------------------------
                                                     10,348,925
---------------------------------------------------------------

                              AIM V.I. VALUE FUND

                                                         SHARES   MARKET
                                                                  VALUE
OIL EQUIPMENT & SUPPLIES - 1.65%

Baker Hughes, Inc.                                         74,000 $  2,553,000
------------------------------------------------------------------------------
BJ Services Co.(a)                                         26,500    1,351,500
------------------------------------------------------------------------------
Noble Drilling Corp.(a)                                    44,000      874,500
------------------------------------------------------------------------------
Tidewater, Inc.                                            29,200    1,321,300
------------------------------------------------------------------------------
                                                                     6,100,300
------------------------------------------------------------------------------

PUBLISHING - 0.47%

Gannett Company, Inc.                                      12,300      920,963
------------------------------------------------------------------------------
Knight-Ridder, Inc.                                        11,000      420,750
------------------------------------------------------------------------------
Scripps Co. (E.W.) - Class A                               11,000      385,000
------------------------------------------------------------------------------
                                                                     1,726,713
------------------------------------------------------------------------------

RETAIL (FOOD & DRUG) - 0.92%

American Stores Co.                                        33,000    1,348,874
------------------------------------------------------------------------------
Safeway, Inc.(a)                                           48,000    2,052,000
------------------------------------------------------------------------------
                                                                     3,400,874
------------------------------------------------------------------------------

RETAIL (STORES) - 0.05%

Meyer (Fred), Inc.(a)                                       5,400      191,700
------------------------------------------------------------------------------

SHOES & RELATED APPAREL - 0.25%

Nike, Inc. - Class B                                       15,400      920,150
------------------------------------------------------------------------------

TELECOMMUNICATIONS - 4.56%

Lucent Technologies, Inc.                                  37,100    1,715,874
------------------------------------------------------------------------------
MFS Communications Co., Inc.(a)                           176,819    9,636,634
------------------------------------------------------------------------------
WorldCom, Inc.(a)                                         210,700    5,491,369
------------------------------------------------------------------------------
                                                                    16,843,877
------------------------------------------------------------------------------

TELEPHONE - 3.33%

Ameritech Corp.                                           115,900    7,026,437
------------------------------------------------------------------------------
BellSouth Corp.                                            72,000    2,907,000
------------------------------------------------------------------------------
Cincinnati Bell, Inc.                                      14,000      862,750
------------------------------------------------------------------------------
SBC Communications, Inc.                                   29,000    1,500,750
------------------------------------------------------------------------------
                                                                    12,296,937
------------------------------------------------------------------------------

TOBACCO - 4.26%

DIMON, Inc.                                                42,000      971,250
------------------------------------------------------------------------------
Philip Morris Companies, Inc.                              95,000   10,699,375
------------------------------------------------------------------------------
RJR Nabisco Holdings Corp.                                120,100    4,083,400
------------------------------------------------------------------------------
                                                                    15,754,025
------------------------------------------------------------------------------
  Total Domestic Common Stocks                                     250,185,963
------------------------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS - 18.18%

ARGENTINA - 0.38%

YPF Sociedad Anonima - ADR (Oil & Gas - Exploration &
 Production)                                               55,000    1,388,750
------------------------------------------------------------------------------

AUSTRALIA - 0.50%

Westpac Banking Corp., Ltd. (Banking)                     322,163    1,833,469
------------------------------------------------------------------------------

                                                       SHARES  MARKET
                                                               VALUE
BERMUDA - 0.02%

PartnerRe Ltd. (Insurance - Multi-Line Property)         2,000 $     68,000
---------------------------------------------------------------------------

BRAZIL - 0.17%

Telecomunicacoes Brasileiras S.A. Telebras - ADR
 (Telecommunications)                                    8,000      612,000
---------------------------------------------------------------------------

CANADA - 2.80%

Canadian National Railway Co. (Railroads)               58,000    2,204,000
---------------------------------------------------------------------------
Canadian Pacific, Ltd. (Transportation)                224,000    5,936,000
---------------------------------------------------------------------------
CanWest Global Communications Corp.
 (Advertising/Broadcasting)                             63,000      645,750
---------------------------------------------------------------------------
Northern Telecom Ltd. (Telecommunications)              15,000      928,125
---------------------------------------------------------------------------
Potash Corp. of Saskatchewan Inc. (Chemicals)            7,300      620,500
---------------------------------------------------------------------------
                                                                 10,334,375
---------------------------------------------------------------------------

DENMARK - 0.64%

Danisco A.S. (Food/Processing)                          19,000    1,154,682
---------------------------------------------------------------------------
Novo Nordisk A.S. - Class B (Medical - Drugs)            6,500    1,224,791
---------------------------------------------------------------------------
                                                                  2,379,473
---------------------------------------------------------------------------

FRANCE - 0.18%

Rhone-Poulenc Rorer, Inc. - Class A (Medical - Drugs)   19,100      651,207
---------------------------------------------------------------------------

GERMANY - 0.47%

VEBA A.G. (Electric Power)                              29,900    1,729,335
---------------------------------------------------------------------------

HONG KONG - 1.10%

Cheung Kong Holdings Ltd. (Real Estate)                125,000    1,111,093
---------------------------------------------------------------------------
Citic Pacific Ltd. (Banking)                           170,000      986,877
---------------------------------------------------------------------------
First Pacific Company Ltd. (Conglomerates)             276,000      358,627
---------------------------------------------------------------------------
Hang Seng Bank Ltd. (Banking)                           45,000      546,900
---------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate)              91,000    1,114,778
---------------------------------------------------------------------------
                                                                  4,118,275
---------------------------------------------------------------------------

ITALY - 1.68%

Edison S.p.A. (Electric Power)                         110,000      693,428
---------------------------------------------------------------------------
Fila Holding S.p.A. - ADR (Retail - Stores)             14,200      825,375
---------------------------------------------------------------------------
Istituto Mobiliare Italiano S.p.A. (Banking)           130,300    1,111,458
---------------------------------------------------------------------------
Telecom Italia Mobile S.p.A. (Telecommunications)      590,000    1,495,419
---------------------------------------------------------------------------
Telecom Italia S.p.A. (Telecommunications)             810,000    2,103,757
---------------------------------------------------------------------------
                                                                  6,229,437
---------------------------------------------------------------------------

JAPAN - 0.42%

Bank of Tokyo - Mitsubishi Ltd. (Banking)                  700       12,996
---------------------------------------------------------------------------
Fuji Photo Film (Leisure & Recreation)                  31,000    1,022,538
---------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automobile - Manufacturers)      18,000      514,463
---------------------------------------------------------------------------
                                                                  1,549,997
---------------------------------------------------------------------------

                              AIM V.I. VALUE FUND

                                                       SHARES   MARKET
                                                                VALUE
NETHERLANDS - 0.90%

Royal Dutch Petroleum Co. (Oil & Gas - Services)          7,300 $  1,246,475
----------------------------------------------------------------------------
VNU - Verenigde Nederlandse Uitgeversbedrijven
 Verenigd Bezit (Publishing)                            100,000    2,090,935
----------------------------------------------------------------------------
                                                                   3,337,410
----------------------------------------------------------------------------

NORWAY - 0.18%

Storebrand A.S.A. (Insurance - Multi-Line
 Property)(a)                                           114,350      656,664
----------------------------------------------------------------------------

PHILIPPINES - 0.28%

C & P Homes, Inc. (Home Building)                       402,000      206,350
----------------------------------------------------------------------------
Filinvest Land Inc. (Real Estate)(a)                    793,500      247,404
----------------------------------------------------------------------------
Metro Pacific Corp. (Conglomerates)                   2,348,000      580,304
----------------------------------------------------------------------------
                                                                   1,034,058
----------------------------------------------------------------------------

SPAIN - 1.60%

Banco Popular Espanol S.A. (Banking)                      7,000    1,374,928
----------------------------------------------------------------------------
Empresa Nacional de Electricidad, S.A.
 (Electric Power)                                        37,500    2,668,977
----------------------------------------------------------------------------
Iberdrola S.A. (Electric Power)                         131,500    1,863,740
----------------------------------------------------------------------------
                                                                   5,907,645
----------------------------------------------------------------------------

SWEDEN - 1.20%

Hennes & Mauritz A.B. - B Shares (Retail - Stores)       11,000    1,522,603
----------------------------------------------------------------------------
Nordbanken A.B. (Banking)                                 9,150      277,053
----------------------------------------------------------------------------
Skandinaviska Enskilda Banken - Class A (Banking)       150,000    1,539,612
----------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson - ADR
 (Telecommunications)                                    36,000    1,086,750
----------------------------------------------------------------------------
                                                                   4,426,018
----------------------------------------------------------------------------

SWITZERLAND - 1.82%

Novartis A.G. (Medical - Drugs)(a)                        5,866    6,718,743
----------------------------------------------------------------------------

THAILAND - 0.18%

Krung Thai Bank PLC (Banking)                           215,300      415,556
----------------------------------------------------------------------------
Thai Farmers Bank PLC (Banking)                          37,900      236,450
----------------------------------------------------------------------------
Thai Farmers Bank PLC - Wts., expiring 09/15/02
 (Banking)(a)                                             5,000        4,728
----------------------------------------------------------------------------
                                                                     656,734
----------------------------------------------------------------------------

UNITED KINGDOM - 3.66%

Granada Group PLC (Leisure & Recreation)                160,000    2,365,598
----------------------------------------------------------------------------
Railtrack Group PLC (Railroads)                         125,000      829,836
----------------------------------------------------------------------------
SmithKline Beecham PLC - ADR (Medical - Drugs)          110,000    7,480,000
----------------------------------------------------------------------------
Standard Chartered PLC (Finance - Asset Management)     160,000    1,976,358
----------------------------------------------------------------------------
Unilever PLC (Consumer Non-Durables)                     38,000      922,169
----------------------------------------------------------------------------
                                                                  13,573,961
----------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests                   67,205,551
----------------------------------------------------------------------------


                                                        SHARES   MARKET
                                                                 VALUE
PREFERRED STOCKS - 0.37%

INSURANCE (LIFE & HEALTH) - 0.11%

Conseco Inc. - $4.278 Conv. PRIDES                         3,600 $    409,500
-----------------------------------------------------------------------------

TELECOMMUNICATIONS - 0.26%

MFS Communications Company, Inc. -
 $2.68 Conv. Pfd.                                         10,400      949,000
-----------------------------------------------------------------------------
  Total Preferred Stocks                                            1,358,500
-----------------------------------------------------------------------------
                                                      PRINCIPAL
                                                        AMOUNT
CONVERTIBLE CORPORATE BONDS - 0.23%

COMPUTER SOFTWARE/SERVICES - 0.23%

First Financial Management Corp., Conv. Deb., 5.00%,
 12/15/99                                             $  500,000      865,285
-----------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 4.22%

U.S. TREASURY BILLS(b) - 4.22%

 5.22%, 01/02/97                                       9,175,000    9,173,669
-----------------------------------------------------------------------------
 5.16%, 03/06/97                                       6,500,000    6,444,815
-----------------------------------------------------------------------------
  Total U.S. Treasury Securities                                   15,618,484
-----------------------------------------------------------------------------

REPURCHASE AGREEMENTS(c) - 9.05%

Daiwa Securities America, Inc.
 6.25%, 01/02/97(d)                                   33,466,561   33,466,561
-----------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.72%                                        368,700,344
-----------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.28%                               1,034,802
-----------------------------------------------------------------------------
NET ASSETS - 100.00%                                             $369,735,146
=============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreement entered into 12/31/96 with a maturing value of $360,125,000. Collateralized by $355,195,000 U.S. Treasury obligations, 0% to 8.875% due 06/12/97 to 08/15/26.

Abbreviations:

ADR- American Depository Receipt
Conv.- Convertible
Deb.- Debentures
Pfd.- Preferred
PRIDES- Preferred Redemption Increase Dividend Equity Security
Wts.- Warrants

See Notes to Financial Statements.

                              AIM V.I. VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996


ASSETS:
Investments, at market value (cost $318,691,166)          $368,700,344
----------------------------------------------------------------------
Foreign currencies, at market value (cost $3,526,022)        3,502,077
----------------------------------------------------------------------
Receivables for:
 Investments sold                                            1,301,331
----------------------------------------------------------------------
 Capital stock sold                                            188,978
----------------------------------------------------------------------
 Dividends and interest                                        675,049
----------------------------------------------------------------------
Investment for deferred compensation plan                       12,897
----------------------------------------------------------------------
Organizational costs, net                                        3,856
----------------------------------------------------------------------
Other assets                                                     1,173
----------------------------------------------------------------------
  Total assets                                             374,385,705
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                       3,030,159
----------------------------------------------------------------------
 Capital stock reacquired                                       82,384
----------------------------------------------------------------------
 Options written                                             1,268,208
----------------------------------------------------------------------
 Deferred compensation                                          12,897
----------------------------------------------------------------------
Accrued advisory fees                                          194,159
----------------------------------------------------------------------
Accrued directors' fees                                          1,800
----------------------------------------------------------------------
Accrued administrative services fees                             4,651
----------------------------------------------------------------------
Accrued operating expenses                                      56,301
----------------------------------------------------------------------
  Total liabilities                                          4,650,559
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $369,735,146
======================================================================

CAPITAL SHARES, $.001 PAR VALUE PER SHARE:

 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                21,152,339
----------------------------------------------------------------------
Net asset value, offering and redemption price per share        $17.48
======================================================================



STATEMENT OF OPERATIONS
For the year ended December 31, 1996

INVESTMENT INCOME:

Dividends (net of $114,260 foreign withholding tax)             $ 5,244,028
----------------------------------------------------------------------------
Interest                                                          3,073,729
----------------------------------------------------------------------------
   Total investment income                                        8,317,757
----------------------------------------------------------------------------
EXPENSES:
Advisory fees                                                     1,955,091
----------------------------------------------------------------------------
Custodian fees                                                      134,690
----------------------------------------------------------------------------
Administrative service fees                                          47,116
----------------------------------------------------------------------------
Directors' fees and expenses                                          7,749
----------------------------------------------------------------------------
Organizational costs                                                  2,892
----------------------------------------------------------------------------
Other                                                                77,745
----------------------------------------------------------------------------
   Total expenses                                                 2,225,283
----------------------------------------------------------------------------
Net investment income                                             6,092,474
----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES,
 FOREIGN CURRENCIES, FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                          17,324,865
----------------------------------------------------------------------------
  Foreign currencies                                                (31,597)
----------------------------------------------------------------------------
  Futures contracts                                                 363,031
----------------------------------------------------------------------------
  Option contracts                                                1,659,582
----------------------------------------------------------------------------
                                                                 19,315,881
----------------------------------------------------------------------------
Unrealized appreciation (depreciation) of:
  Investment securities                                          20,887,238
----------------------------------------------------------------------------
  Foreign currencies                                                (44,227)
----------------------------------------------------------------------------
  Futures contracts                                                (773,579)
----------------------------------------------------------------------------
  Option contracts                                                 (148,303)
----------------------------------------------------------------------------
                                                                 19,921,129
----------------------------------------------------------------------------
Net gain on investment securities, foreign currencies, futures
 and option contracts                                            39,237,010
----------------------------------------------------------------------------
Net increase in net assets resulting from operations            $45,329,484
============================================================================

See Notes to Financial Statements.

                              AIM V.I. VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 1996 and the eleven months ended December 31,
1995

                                                       1996          1995
OPERATIONS:

 Net investment income                             $  6,092,474  $  1,836,245
------------------------------------------------------------------------------
 Net realized gain on sales of investment
  securities, foreign currencies, futures and
  option contracts                                   19,315,881    19,312,304
------------------------------------------------------------------------------
 Net unrealized appreciation (depreciation) of
  investment securities, foreign currencies and
  option contracts                                   19,921,129    25,543,678
------------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                       45,329,484    46,692,227
------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                              (1,864,217)     (124,487)
------------------------------------------------------------------------------
Distributions to shareholders from realized
 capital gains                                      (18,073,097)           --
------------------------------------------------------------------------------
Net increase from capital stock transactions         87,131,189   101,386,580
------------------------------------------------------------------------------
   Net increase in net assets                       112,523,359   147,954,320
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                257,211,787   109,257,467
------------------------------------------------------------------------------
 End of period                                     $369,735,146  $257,211,787
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $295,686,862  $208,555,673
------------------------------------------------------------------------------
 Undistributed net investment income                  6,016,241     1,819,581
------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies, futures and
  option contracts                                   18,215,756    16,941,375
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies, futures and option contracts   49,816,287    29,895,158
------------------------------------------------------------------------------
                                                   $369,735,146  $257,211,787
==============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1996

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Value Fund (the "Fund"). The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which
                              AIM V.I. VALUE FUND
   will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis. On December 31, 1996, undistributed net investment income was reduced by $31,597 and undistributed net realized gains increased by $31,597 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - For federal income tax purposes, each portfolio in the Company is taxed as a separate entity. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Organizational Costs - Organizational costs for the Fund of $14,461 are being amortized over five years.
E. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contract may not correlate with changes in the securities being hedged.
F. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
G. Forward Currency Contracts - A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
H. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "market-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
  A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1996, AIM was reimbursed $47,116 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor of the Fund's shares.
                              AIM V.I. VALUE FUND

 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1996, the Fund incurred legal fees of $3,429 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended December 31, 1996 was $439,133,676 and $345,174,079, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1996 is as follows:

Aggregate unrealized appreciation of investment securities    $53,930,337
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (4,175,590)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $49,754,747
==========================================================================
 Cost of investments for tax purposes is $318,945,597.

NOTE 5 - CAPITAL STOCK
Changes in capital stock outstanding during the year ended December 31, 1996 and the eleven months ended December 31, 1995:

                                    1996                     1995
                           -----------------------  -----------------------
                             SHARES      AMOUNT      SHARES       AMOUNT
                           ----------  -----------  ---------  ------------
Sold                        5,143,694  $86,219,671  6,903,801  $103,653,052
-------------------------  ----------  -----------  ---------  ------------
Issued as reinvestment of
 distributions              1,179,025   19,937,315      7,829       124,487
-------------------------  ----------  -----------  ---------  ------------
Reacquired                 (1,140,219) (19,025,797)  (176,240)   (2,390,959)
-------------------------  ----------  -----------  ---------  ------------
                            5,182,500  $87,131,189  6,735,390  $101,386,580
                           ==========  ===========  =========  ============

NOTE 6 - OPTION CONTRACTS WRITTEN
Transactions in call options written during the year ended December 31, 1996 are summarized as follows:

                              OPTION CONTRACTS
                            --------------------
                            NUMBER OF  PREMIUMS
                            CONTRACTS  RECEIVED
                            --------- ----------
       Beginning of period       --           --
       Written                8,940   $2,897,960
       Closed                (1,605)    (622,960)
       Exercised             (2,023)    (832,926)
       Expired               (1,825)    (322,169)
                             ------   ----------
       End of period          3,487   $1,119,905
                             ======   ==========

  Open call option contracts written at December 31, 1996 were as follows:

                                                                     DECEMBER 31,   UNREALIZED
                                CONTRACT STRIKE NUMBER OF  PREMIUM   1996 MARKET   APPRECIATION
       ISSUE                     MONTH   PRICE  CONTRACTS  RECEIVED     VALUE     (DEPRECIATION)
       -----                    -------- ------ ---------  --------  ------------ --------------
       Boston Scientific Corp.    Jan.      50      100   $   34,699  $  103,125    $ (68,426)
       Case Corp.                 Jul.      55      110       55,553      47,437        8,116
       Clorox Co.                 Jan.      95       80       44,918      46,000       (1,082)
       Comverse Technology,
        Inc.                      Jan.      40       70       31,569       7,875       23,694
       Fila Holding S.p.A. -
         ADR                      Jan.      75      120       84,018       1,500       82,518
       Informix Corp.             Jan.      20      350       55,823      47,031        8,792
       Lucent Technologies,
        Inc.                      Jan.      40      200       67,198     130,000      (62,802)
       Lucent Technologies,
        Inc.                      Jan.      45      140       52,498      29,750       22,748
       MedPartners, Inc.          Mar.    22.5      500      134,183      43,750       90,433
       Merrill Lynch & Co.,
        Inc.                      Jan.      75      100       43,290      70,001      (26,711)
       Mobil Corp.                Jan.     115      110       75,138      84,562       (9,424)
       Nike Inc. - Class B        Jan.      60      140       38,219      26,250       11,969
       Northern Telecom Ltd.      Jan.      60       70       25,094      22,312        2,782
       PepsiCo, Inc.              Jan.      30      350      115,817      16,406       99,411
       Travelers Group, Inc.      Mar.   33.75      267      102,637     333,334     (230,697)
       United Technologies
        Corp.                     Jan.      65       40       12,831       7,000        5,831
       United Technologies
        Corp.                     Jan.    67.5       40        8,805       2,500        6,305
       WorldCom, Inc.             Jan.    22.5      700      137,615     249,375     (111,760)
                                                  -----   ----------  ----------    ---------
                                                  3,487   $1,119,905  $1,268,208    $(148,303)
                                                  =====   ==========  ==========    =========

                              AIM V.I. VALUE FUND

NOTE 7 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the year ended December 31, 1996, the eleven months ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                             DECEMBER 31,              JANUARY 31,
                           ---------------------     ------------------
                             1996         1995         1995      1994
                           --------     --------     --------   -------
Net asset value,
 beginning of period       $  16.11     $  11.83     $  12.17   $ 10.00
-------------------------  --------     --------     --------   -------
Income from investment
 operations:
  Net investment income        0.30         0.11         0.10      0.02
-------------------------  --------     --------     --------   -------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                 2.09         4.18        (0.35)     2.17
-------------------------  --------     --------     --------   -------
   Total from investment
    operations                 2.39         4.29        (0.25)     2.19
-------------------------  --------     --------     --------   -------
Less distributions:
  Dividends from net
   investment income          (0.10)       (0.01)       (0.09)    (0.02)
-------------------------  --------     --------     --------   -------
  Dividends from realized
   capital gains              (0.92)          --           --        --
-------------------------  --------     --------     --------   -------
   Total distributions        (1.02)       (0.01)       (0.09)    (0.02)
-------------------------  --------     --------     --------   -------
Net asset value, end of
 period                    $  17.48     $  16.11     $  11.83   $ 12.17
-------------------------  --------     --------     --------   -------
Total return(a)               15.02%       36.25%       (2.03)%   21.94%
-------------------------  --------     --------     --------   -------
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)            $369,735     $257,212     $109,257   $38,255
-------------------------  --------     --------     --------   -------
Ratio of expenses to
 average net assets            0.73%(b)     0.75%(c)     0.82%     1.00%(c)(d)
-------------------------  --------     --------     --------   -------
Ratio of net investment
 income to average net
 assets                        2.00%(b)     1.11%(c)     1.17%     0.51%(c)(d)
-------------------------  --------     --------     --------   -------
Portfolio turnover rate         129%         145%         143%       87%
-------------------------  --------     --------     --------   -------
Average broker commission
 rate(e)                   $ 0.0429          N/A          N/A       N/A
-------------------------  --------     --------     --------   -------

(a) Total returns for periods less than one year are not annualized.
(b) Ratios are based on average net assets of $304,940,393.
(c) Annualized.
(d) Annualized ratios of expenses and net investment income to average net assets prior to waiver of advisory fees and/or expense reimbursements were 1.35% and 0.16%, respectively.
(e) Disclosure requirement beginning with the Fund's fiscal year ended December 31, 1996.

NOTE 8 - SUBSEQUENT EVENT
On November 4, 1996, A I M Management Group Inc. ("AIM Management") and
INVESCO plc announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO plc. AIM Management is the parent company of the Fund's advisor. The merger is expected to take place during the first quarter of 1997.

                              AIM V.I. VALUE FUND
                                      FS-78